UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04416

                         PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                     Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                         Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-622-3863

Date of fiscal year end:  May 31

Date of reporting period: November 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

PNC Funds
PNC Advantage Funds

November 30, 2016
(Unaudited)

Semi-Annual Report
Money Market Funds

PNC Government Money Market Fund

PNC Treasury Money Market Fund

PNC Advantage Institutional Treasury Money Market Fund

PNC FUNDS

PNC ADVANTAGE FUNDS

PNC MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

MONEY MARKET FUNDS

Government Money Market Fund

Treasury Money Market Fund

Advantage Institutional Treasury     Money Market Fund

OTHER PNC FUNDS

TARGET DATE FUNDS

Retirement Income Fund

Target 2020 Fund

Target 2030 Fund

Target 2040 Fund

Target 2050 Fund

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

International Growth Fund

Large Cap Core Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Index Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Index Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond

    Fund

Maryland Tax Exempt

    Bond Fund

Ohio Intermediate Tax Exempt

    Bond Fund

Tax Exempt Limited Maturity

    Bond Fund

T A B L E   O F  C O N T E N T S

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Money Market Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and PNC Advantage Funds and receives fees for its services. PNC Funds and PNC Advantage Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2017 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

P N C  M o n e y   M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Money Market Funds for the six months ended November 30, 2016 (the “semi-annual period”).

Please note that in connection with the July 2014 amendments to Rule 2a-7 under the Investment Company Act of 1940 (the “Amended Rule”), which is the primary rule governing the operation of money market funds, the final deadline passed during the semi-annual period for money market funds to be compliant with certain requirements of the Amended Rule. As of October 14, 2016, PNC Money Market Funds are in compliance with all requirements. Further, PNC Capital Advisors, LLC (the “Adviser”) manages PNC Government Money Market Fund, PNCTreasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund, so that on and after October 14, 2016, each qualifies as a “government money market fund” under the Amended Rule, enabling each to continue to seek to maintain a stable net asset value (“NAV”) per share of one dollar.

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets during the semi-annual period.

Economic Review

The U.S. economy improved during the semi-annual period despite spikes of volatility in the capital markets. Indeed, in the third quarter of 2016, U.S. Gross Domestic Product (“GDP”) grew at an annualized pace of 3.5% after the second quarter’s modest 1.4% growth. The manufacturing side of the economy modestly improved. While fixed investment declined, personal consumption was strong and net exports increased. Government spending showed a modest uptick. Inventories were additive for the first time in five quarters. Employment was a strong positive for the economy. On average, non-farm payrolls increased 176,000 per month during the third quarter, and the unemployment rate declined to 4.6%, a nine-year low. As the semi-annual period drew to a close, November 2016 saw a recovery in housing construction and sales in large part due to low mortgage rates, improvement in median household income and low unemployment. Dollar strength in November 2016 was noteworthy given the near certainty of an interest rate hike in December 2016. (After the semi-annual period, the U.S. Federal Reserve (the “Fed”) raised the targeted federal funds rate by 0.25% on December 14, 2016.) Speculation over an acceleration in growth and prospects for fiscal stimulus took center stage upon the conclusion of the U.S. presidential election.

Elsewhere, Europe and the U.K. were working through the effects of the Brexit referendum, wherein the U.K. surprisingly voted at the end of June 2016 to withdraw its membership from the European Union. The European Central Bank indicated it would maintain its quantitative easing policy combined with negative interest rates. As the Brexit strategy unfolded, the British pound came underpressure. China’s breakneck growth has been decelerating for several years, yet its 6.7% year-over-year growth through the second quarter far outpaces the developed world’s pace. Additionally, China continued to let its currency depreciate relative to the U.S. dollar to help spur exports. By contrast, Japan was fighting an appreciating currency and was openly considering more monetary and targeted fiscal policy stimulus.

“The U.S. economy improved...despite spikes of volatility in the capital markets.” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2016

P N C  M o n e y  M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“Domestic interest rate sentiment has shifted post-presidential election to higher interest rates in 2017...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2016

Money Markets

Yields in the taxable and tax-exempt money markets remained extremely low throughout the semi-annual period but did edge higher as investors priced in the potential, and later the reality, of the Fed’s interest rate hike in December 2016.

The first Fed meeting during the semi-annual period occurred in June 2016. Although the Fed’s subsequent statement was marginally dovish, or implying lower interest rates for longer, and economic data estimates for GDP, inflation and unemployment, were largely unchanged, the fed funds forecasts shifted in a materially dovish way. Median projections for 2017-2018, as well as the long-term fed funds rate estimate, all came down. During the third calendar quarter, yields on traditional money market instruments rose, as Fed guidance and market expectations of future policy rates better aligned. The Fed’s September 2016 meeting was a “close call,” marking the first time in five years that three members dissented on the no action decision. Despite the division in opinions and the hawkish tone of the statement, Fed chair Yellen suggested in her press conference that the labor market had continued room for improvement and that she did not feel the economy risked overheating. Overall, total money market assets remained unchanged during the semi-annual period, although assets streamed out of prime money market funds and into government money market funds ahead of the mid-October 2016 compliance date for implementation of the Amended Rule requirements.

Our View Ahead

We expect U.S. economic growth in 2017 to accelerate from 2016’s rate, primarily driven by income and wage gains, possible tax reforms and a boost from financial markets. In our view, fiscal policy, centered around corporate tax reform as well as infrastructure improvements, should be slightly positive looking to 2017 and beyond. However, the timing and magnitude of fiscal stimulus, as well as its impact on the deficit, remains uncertain. Further, poor productivity could act as a restraint on growth. We believe other developed and emerging markets will likely look to the U.S. to be the marginal force for world economic growth in the new year. In particular, we believe European economic growth is likely to stay in the modest 1% to 1.5% range unless there are more dynamic fiscal policy changes from the continental European Union members. While the European Central Bank is anticipated to continue its quantitative easing policy combined with negative interest rates, we feel further stimulus to generate faster European Union growth will need to come from fiscal stimulus and/or labor market reforms.

As for the capital markets, following an unexpected double-digit gain in 2016, it is our view that equity markets are likely to produce more modest, single-digit returns contingent on earnings following through during the coming year. We further believe fixed income markets remain vulnerable given monetary policy expectations and the outlook for rising inflation amidst the U.S. election result and the Fed’s recent statements. With employment near the natural rate of unemployment and inflation gradually moving toward the Fed’s target, we believe the Fed is poised to wind down its extraordinary measures over the past few years and to raise interest rates further in the new year. Domestic interest rate sentiment has shifted post-presidential election to higher interest rates in 2017 as many of the incoming administration’s policy positions are deemed to be pro-growth and inflationary. Most economists forecast the policy rate moving higher by 50 to 75 basis points (a basis point is 1/100th of a percentage point) in 2017 at a measured pace, but we remain skeptical that longer-term rates will move considerably higher. If real interest rates increase, financial conditions should eventually tighten and act to temper economic enthusiasm. In our view, the Fed, as always, will be data-dependent in its decision-making and will need to see economic policies take hold before rates change materially from current levels. If the new administration carries through on its rhetoric, municipal securities could lose some relative attractiveness should personal tax rates be reduced.

P N C  M o n e y  M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Vigilance remains paramount. We believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors in the money markets. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

We thank you for being a part of the PNC Money Market Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark McGlone	Jennifer E. Spratley
President and Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Funds
PNC Advantage Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds and PNC Advantage Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds and PNC Advantage Funds’ trading intent.

P N C  M o n e y  M a r k e t  F u n d s

A B B R E V I A T I O N S  A N D  D E  F I N I T I O N S  F O R  S C H E D U L E S  O F   I N V E S T M E N T S

A N D  F I N A N C I A L  S T A T E M E N T S

Schedules of Investments:

DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN —  Floating Rate Note. The rate shown is the rate in effect on November 30, 2016, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

LLC — Limited Liability Company

Financial Statements:

— Amounts designated as “ — “ are either zero or rounded to zero.

See Notes to Financial Statements.

4

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P N C  M o n e y  M a r k e t  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S / Y I E L D S  ( U n a u d i t e d )

The tables below present portfolio holdings as of November 30, 2016 as a percentage of total investments for each of the PNC Money Market Funds.

Government Money Market Fund
Repurchase Agreements	29.0%
Federal Home Loan Bank	23.0
Federal Farm Credit Bank	16.2
Federal Home Loan Mortgage Corpration	13.8
U.S. Treasury Notes	11.8
Federal National Mortgage Association	3.3
Money Market Funds	1.6
U.S. Treasury Bills	1.3
100.0%

Treasury Money Market Fund
U.S. Treasury Notes	56.4%
U.S. Treasury Bills	41.6
Money Market Funds	2.0
100.0%

Advantage Institutional Treasury Money Market Fund
Repurchase Agreements	49.4%
U.S. Treasury Notes	41.1
U.S. Treasury Bills	8.1
Money Market Fund	1.4
100.0%

6

The yields in the tables below represent the annualization of the Fund’s declared dividends over the seven-day period ended November 30, 2016. For the seven-day period ended November 30, 2016, the Current Yield and the Effective Yield for each Fund were the same.

Current Yield is a measure of a Fund’s yield earned if dividends are paid in cash and are not reinvested. Effective Yield is a measure of a Fund’s yield that assumes that all dividends were reinvested in additional Fund shares instead of being paid in cash.

7-Day Current and Effective Yields as of November 30, 2016
	Class I		Class A		Advisor Class
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Government Money Market Fund	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Treasury Money Market Fund	0.18%	0.18%	0.18%	0.18%	–	–

7-Day Current and Effective Yields as of November 30, 2016
	Institutional Shares		Advisor Shares		Service Shares
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Advantage Institutional Treasury Money Market Fund	0.10%	0.10%	0.00%**	0.00%**	0.00%**	0.00%**

* Unsubsidized Yield reflects the yield without fee waivers and expense reimbursements in effect. There were no fee waivers or expense reimbursements for the seven-day period ended November 30, 2016.

** Net assets of Advisor Shares and Service Shares at November 30, 2016 were comprised solely of seed capital of $10 and $13, respectively. Ratios for the seven-day period rounded to 0.00%.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate, so current performance may be higher or lower than shown here. Current performance data is available at pncfunds.com.

7

P N C   M o n e y   M a r k e t   F u n d s

E X P E N S E    T A B L E S    (U n a u d i t e d)

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would be higher.

The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period (June 1, 2016 to November 30, 2016).

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

(2) Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (June 1, 2016 to November 30, 2016).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an assumed annual l5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	06/01/16	11/30/16	Ratio	Period(1)

Government Money Market Fund
Actual
Class I	$1,000.00	$1,000.94	0.21%	$1.03
Class A	1,000.00	1,000.93	0.21	1.04
Advisor Class	1,000.00	1,000.93	0.20	1.01
Hypothetical(2)
Class I	1,000.00	1,024.04	0.21	1.05
Class A	1,000.00	1,024.03	0.21	1.05
Advisor Class	1,000.00	1,024.06	0.20	1.02

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	06/01/16	11/30/16	Ratio	Period(1)

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,000.51	0.24%	$1.21
Class A	1,000.00	1,000.51	0.24	1.20
Hypothetical(2)
Class I	1,000.00	1,023.86	0.24	1.22
Class A	1,000.00	1,023.87	0.24	1.22

Advantage Institutional Treasury Money Market Fund
Actual
Institutional Shares	$1,000.00	$1,000.38	0.25%	$1.25
Hypothetical(2)
Institutional Shares	1,000.00	1,023.82	0.25	1.27

8

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0,  2 0 1 6,

a n d   f o r   t h e   Y e a r s   E n d e d   M a y   3 1 ,

u n l e s s  o t h e r w i s e  i n d  i c a t e d

	Government Money Market Fund
	Class I									Class A
	2016*		2016	2015		2014	2013		2012	2016*		2016		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net Investment Income†	–	**	– **	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	– **
Realized and Unrealized Gain (Loss) on Investments	–	**	–	–	**	–	–	**	–	–	**	–	**	–	**	–		–	**	–
Total from Investment Operations	–	**	– **	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	– **
Dividends from Net Investment Income	–	**	– **	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	– **
Distributions from Net Realized Gains	–		–	–		–	–		–	–		–		–		–		–		–
Total Distributions	–	**	– **	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	– **
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.09%		0.05%	0.03%		0.01%	0.01%		0.02%	0.09%		0.05%		0.03%		0.01%		0.01%		0.02%

Ratios/Supplemental Data
Net Assets End of Period (000)	$9,094,511		$4,776,561	$720,219		$738,100	$809,229		$960,513	$405,464		$361,440		$321,524		$133,915		$79,789		$109,523
Ratio of Expenses to Average Net Assets	0.21%		0.19%	0.07%		0.07%	0.15%		0.12%	0.21%		0.16%		0.06%		0.02	%(1)	0.15%		0.12%
Ratio of Net Investment Income to Average Net Assets	0.19%		0.06%	0.02%		0.01%	0.01%		0.01%	0.19%		0.05%		0.02%		0.06	%(1)	0.01%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.21%		0.27%	0.35%		0.36%	0.36%		0.35%	0.21%		0.28%		0.35%		0.36%		0.36%		0.35%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.19%		(0.02)%	(0.26)%		(0.28)%	(0.20)%		(0.22)%	0.19%		(0.07)%		(0.27)%		(0.28)%		(0.20)%		(0.22)%

	Government Money Market Fund
	Advisor Class
			2016*			2016(2)
Net Asset Value, Beginning of Period	$ 1.00			$ 1.00
Net Investment Income†	–**					–**
Realized and Unrealized Gain (Loss) on Investments	–**					–
Total from Investment Operations	–**					–**
Dividends from Net Investment Income	–**					–**
Distributions from Net Realized Gains	–					–
Total Distributions	–**			–**

Net Asset Value, End of Period	$ 1.00			$ 1.00
Total Return	0.09%			0.05%

Ratios/Supplemental Data Net Assets End of Period (000)	$8,654					$ 875
Ratio of Expenses to Average Net Assets	0.20%					0.18%
Ratio of Net Investment Income to Average Net Assets	0.21%					0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.20%					0.25% `
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.21%					(0.02)%

* For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(2) Advisor Class Shares commenced operations on September 14, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

9

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0,  2 0 1 6,

a n d   f o r   t h e   Y e a r s   E n d e d   M a y   3 1 ,

u n l e s s  o t h e r w i s e  i n d  i c a t e d

	Treasury Money Market Fund
	Class I												Class A
	2016*		2016		2015		2014		2013		2012		2016*		2016		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$ 1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net Investment Income†	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Realized and Unrealized Gain (Loss) on Investments	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Total from Investment Operations	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Dividends from Net Investment Income	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Distributions from Net Realized Gains	–		–		–		–		–		–		–		–		–		–		–		–
Total Distributions	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Net Asset Value, End of Period	$ 1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.05%		0.03%		0.02%		0.02%		0.01%		0.01%		0.05%		0.03%		0.02%		0.02%		0.01%		0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,045,602		$1,215,072		$225,196		$214,348		$289,839		$326,694		$217,292		$138,150		$144,448		$173,571		$120,798		$83,704
Ratio of Expenses to Average Net Assets	0.24%		0.15%		0.02%		0.04%		0.08%		0.04%		0.24%		0.13%		0.02%		0.03	%(1)	0.08%		0.04%
Ratio of Net Investment Income to Average Net Assets	0.10%		0.02%		0.01%		0.01%		0.01%		0.01%		0.11%		0.02%		0.01%		0.02	%(1)	0.01%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.24%		0.31%		0.37%		0.36%		0.37%		0.36%		0.24%		0.32%		0.37%		0.36%		0.37%		0.36%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.10%		(0.14)%		(0.34)%		(0.31)%		(0.28)%		(0.31)%		0.11%		(0.17)%		(0.34)%		(0.31)%		(0.28)%		(0.31)%

*	For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

10

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0,  2 0 1 6,

a n d   f o r   t h e   Y e a r s   E n d e d   M a y   3 1 ,

u n l e s s  o t h e r w i s e  i n d  i c a t e d

	Advantage Institutional Treasury Money Market Fund
	Institutional Shares								Advisor Shares									Service Shares
	2016*	2016	2015		2014	2013		2012	2016*	2016		2015		2014	2013		2012	2016*	2016		2015		2014	2013		2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Net Investment Income†	– **	– **	–	**	– **	–	**	– **	–	–	**	–	**	– **	–	**	– **	–	–	**	–	**	– **	–	**	– **
Realized and Unrealized Gain (Loss) on Investments	–	–	–	**	–	–	**	–	–	–	**	–	**	–	–	**	–	–	–	**	–	**	–	–	**	–
Total from Investment Operations	– **	– **	–	**	– **	–	**	– **	–	–	**	–	**	– **	–	**	– **	–	–	**	–	**	– **	–	**	– **
Dividends from Net Investment Income	– **	– **	–	**	– **	–	**	– **	–	–	**	–	**	– **	–	**	– **	–	–	**	–	**	– **	–	**	– **
Distributions from Net Realized Gains	–	–	–		–	–		–	–	–		–		–	–		–	–	–		–		–	–		–
Total Distributions	– **	– **	–	**	– **	–	**	– **	–	–	**	–	**	– **	–	**	– **	–	–	**	–	**	– **	–	**	– **
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Total Return	0.04%	0.02%	0.01%		0.01%	0.01%		0.01%	0.00%	0.02%		0.01%		0.01%	0.01%		0.01%	0.00%	0.02%		0.01%		0.01%	0.01%		0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$495,322	$453,917	$112,304		$174,871	$115,062		$111,735	$– (1)	$–	(1)	$34,829		$10,980	$8,412		$3,619	$– (1)	$–	(1)	$3,401		$1,601	$2,711		$11,149
Ratio of Expenses to Average Net Assets	0.25%	0.17%	0.05%		0.05%	0.12%		0.08%	0.00%	0.16%		0.05%		0.05%	0.13%		0.07%	0.00%	0.10%		0.05%		0.05%	0.14%		0.09%
Ratio of Net Investment Income to Average Net Assets	0.07%	0.02%	0.01%		0.01%	0.01%		0.01%	0.00%	0.02%		0.01%		0.01%	0.01%		0.01%	0.00%	0.02%		0.01%		0.01%	0.01%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.25%	0.24%	0.28%		0.26%	0.28%		0.30%	0.00%	0.25%		0.29%		0.27%	0.29%		0.32%	0.00%	0.26%		0.29%		0.27%	0.29%		0.31%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.07%	(0.05)%	(0.22)%		(0.20)%	(0.15)%		(0.21)%	0.00%	(0.07)%		(0.23)%		(0.21)%	(0.15)%		(0.24)%	0.00%	(0.14)%		(0.23)%		(0.21)%	(0.14)%		(0.21)%

*	For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)	At November 30, 2016 and May 31, 2016, net assets of the Advisor and Service Shares represented seed capital.

See Notes to Financial Statements.

11

P N C  G o v e r n m e n t    M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 56.8%
Federal Farm Credit Bank — 16.3%
Federal Farm Credit Bank
0.570%, 12/14/16 (FRN)	$10,000	$10,000
0.637%, 01/30/17 (FRN)	20,000	20,001
0.637%, 02/21/17 (FRN)	17,000	17,004
0.617%, 04/20/17 (FRN)	25,000	25,002
0.714%, 04/24/17 (FRN)	10,000	10,011
0.593%, 04/26/17 (FRN)	60,000	60,000
0.629%, 05/24/17 (FRN)	12,000	12,007
0.582%, 05/25/17 (FRN)	40,000	40,000
0.650%, 05/30/17 (FRN)	49,890	49,937
0.650%, 06/14/17 (FRN)	10,300	10,309
0.582%, 06/20/17 (FRN)	70,000	70,001
0.500%, 07/03/17 (FRN)	14,200	14,197
0.530%, 07/13/17 (FRN)	17,000	17,009
0.568%, 07/14/17 (FRN)	15,000	15,002
0.570%, 07/28/17 (FRN)	100,000	100,027
0.505%, 08/18/17 (FRN)	30,000	29,998
0.590%, 08/21/17 (FRN)	30,000	30,010
0.540%, 08/24/17 (FRN)	45,000	44,997
0.540%, 08/28/17 (FRN)	25,000	25,000
0.510%, 09/01/17 (FRN)	55,000	55,000
0.588%, 09/13/17 (FRN)	50,000	50,010
0.730%, 09/14/17 (FRN)	63,600	63,688
0.663%, 09/14/17 (FRN)	18,000	17,999
0.673%, 09/28/17 (FRN)	40,000	39,997
0.663%, 10/06/17 (FRN)	20,000	19,998
0.550%, 10/23/17 (FRN)	25,000	24,998
0.871%, 11/27/17 (FRN)	15,000	15,022
0.741%, 12/18/17 (FRN)	30,000	30,000
0.600%, 12/22/17 (FRN)	15,000	14,998
0.510%, 03/14/18 (FRN)	40,000	39,995
0.600%, 05/14/18 (FRN)	50,000	50,007
0.650%, 08/10/18 (FRN)	28,000	27,986
Federal Farm Credit Bank (DN)
0.363%, 12/05/16	63,470	63,467
0.522%, 12/21/16	20,000	19,994
0.315%, 12/23/16	27,270	27,265
0.366%, 12/27/16	15,500	15,496
0.492%, 02/16/17	10,000	9,990
0.461%, 02/24/17	24,725	24,698
0.471%, 03/20/17	25,000	24,964
0.492%, 04/11/17	10,000	9,982
0.562%, 05/01/17	15,000	14,965
0.573%, 05/24/17	15,000	14,959
0.583%, 05/26/17	20,000	19,943
0.603%, 06/12/17	15,000	14,952
0.603%, 06/29/17	42,000	41,853
0.634%, 07/03/17	25,000	24,906
0.614%, 07/06/17	25,000	24,908
0.553%, 07/07/17	25,000	24,917
0.603%, 07/11/17	20,000	19,926
0.683%, 07/18/17	25,000	24,892
0.634%, 07/25/17	25,000	24,897
0.644%, 07/28/17	25,000	24,894
0.634%, 08/04/17	15,000	14,935
0.684%, 08/10/17	15,000	14,929

		1,551,942

Federal Home Loan Bank — 23.2%
Federal Home Loan Bank
0.562%, 12/20/16 (FRN)	50,000	50,000

	Par (000)	Value (000)

0.470%, 01/25/17	$25,000	$24,998
0.582%, 01/27/17 (FRN)	30,000	30,000
0.506%, 02/14/17 (FRN)	17,000	16,998
0.656%, 02/22/17 (FRN)	25,000	25,015
0.680%, 02/27/17	25,000	24,998
0.442%, 03/16/17 (FRN)	85,000	85,001
0.550%, 03/17/17 (FRN)	40,000	40,010
0.702%, 04/25/17 (FRN)	25,000	25,009
0.589%, 04/25/17 (FRN)	52,000	51,998
0.414%, 05/01/17 (FRN)	40,000	39,996
0.766%, 05/16/17 (FRN)	20,000	19,999
0.625%, 05/30/17	74,000	74,013
1.000%, 06/09/17	32,025	32,089
1.000%, 06/21/17	40,185	40,264
0.580%, 07/03/17 (FRN)	28,500	28,521
0.461%, 07/27/17 (FRN)	50,000	49,999
0.570%, 08/03/17 (FRN)	75,000	75,000
0.506%, 08/07/17 (FRN)	25,000	25,000
0.565%, 08/08/17 (FRN)	25,000	25,001
0.515%, 08/17/17 (FRN)	25,000	25,000
0.552%, 08/21/17 (FRN)	15,000	15,002
0.750%, 09/08/17	25,000	25,012
0.797%, 10/10/17 (FRN)	45,000	45,000
0.637%, 10/20/17 (FRN)	50,000	50,000
0.609%, 11/02/17 (FRN)	25,000	25,000
0.707%, 11/13/17 (FRN)	25,000	25,001
0.496%, 11/22/17 (FRN)	75,000	74,993
0.575%, 05/17/18 (FRN)	25,000	25,000
Federal Home Loan Bank (DN)
0.250%, 12/02/16	32,150	32,150
0.350%, 12/07/16	15,000	14,999
0.491%, 12/12/16	50,000	49,993
0.260%, 12/20/16	21,552	21,549
0.278%, 12/21/16	90,000	89,986
0.290%, 12/23/16	50,000	49,991
0.370%, 12/27/16	20,000	19,995
0.372%, 12/28/16	42,100	42,088
0.390%, 12/29/16	25,000	24,992
0.383%, 01/04/17	10,650	10,646
0.361%, 01/05/17	25,000	24,991
0.361%, 01/06/17	10,900	10,896
0.446%, 01/13/17	25,000	24,987
0.373%, 01/17/17	90,000	89,956
0.421%, 01/18/17	25,000	24,986
0.471%, 01/20/17	30,000	29,980
0.441%, 01/25/17	94,496	94,432
0.451%, 01/27/17	16,590	16,578
0.467%, 02/01/17	117,300	117,206
0.501%, 02/06/17	20,000	19,981
0.501%, 02/09/17	13,000	12,987
0.461%, 02/17/17	18,760	18,741
0.486%, 03/08/17	12,900	12,883
0.509%, 03/10/17	49,000	48,932
0.524%, 03/24/17	35,400	35,342
0.481%, 04/21/17	37,000	36,930
0.587%, 04/26/17	60,750	60,606
0.600%, 05/12/17	48,000	47,871
0.632%, 05/19/17	25,000	24,926

		2,203,517

See Notes to Financial Statements.

12

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — 13.9%
Federal Home Loan Mortgage Corporation
1.000%, 03/08/17	$10,280	$10,293
0.406%, 05/04/17 (FRN)	40,000	40,000
0.750%, 07/14/17	58,925	58,961
0.692%, 07/21/17 (FRN)	18,500	18,515
Federal Home Loan Mortgage Corporation (DN)
0.531%, 12/01/16	25,000	25,000
0.401%, 12/05/16	30,000	29,999
0.364%, 12/06/16	120,000	119,994
0.361%, 12/07/16	25,000	24,998
0.348%, 12/14/16	100,000	99,987
0.441%, 12/16/16	30,000	29,994
0.436%, 12/20/16	171,300	171,261
0.401%, 12/22/16	40,000	39,991
0.417%, 12/28/16	40,000	39,988
0.366%, 01/03/17	67,387	67,364
0.401%, 01/04/17	17,259	17,252
0.350%, 01/09/17	25,000	24,991
0.390%, 01/18/17	48,300	48,275
0.391%, 01/19/17	25,000	24,987
0.411%, 02/03/17	15,000	14,989
0.453%, 02/07/17	33,500	33,471
0.451%, 02/10/17	17,021	17,006
0.483%, 02/15/17	35,000	34,964
0.421%, 02/21/17	15,000	14,986
0.521%, 02/23/17	32,500	32,461
0.441%, 02/28/17	25,000	24,973
0.421%, 03/21/17	60,000	59,923
0.547%, 03/27/17	45,000	44,921
0.482%, 03/29/17	25,000	24,961
0.566%, 04/06/17	40,000	39,921
0.592%, 04/21/17	40,000	39,908
0.602%, 05/05/17	18,000	17,953
0.521%, 05/17/17	30,000	29,928

		1,322,215

Federal National Mortgage Association — 3.4%
Federal National Mortgage Association
1.250%, 01/30/17	24,973	24,998
0.750%, 04/20/17	31,421	31,446
0.552%, 08/16/17 (FRN)	19,770	19,774
0.543%, 10/05/17 (FRN)	50,000	49,986
Federal National Mortgage Association (DN)
0.572%, 01/05/17	35,000	34,981
0.391%, 01/17/17	14,000	13,993
0.436%, 02/01/17	25,000	24,981
0.381%, 02/03/17	15,000	14,990
0.451%, 02/15/17	45,000	44,957
0.391%, 03/01/17	20,000	19,980
0.396%, 03/20/17	25,000	24,970
0.401%, 03/31/17	15,000	14,980

		320,036

Total U.S. Government Agency Obligations (Cost $5,397,710)		5,397,710

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Bills† — 1.3%
0.330%, 12/08/16	$25,000	$24,998
0.300%, 12/15/16	75,000	74,992
0.320%, 01/12/17	25,000	24,990

		124,980
U.S. Treasury Notes — 11.9%
0.625%, 12/15/16	70,000	70,006
0.575%, 01/31/17 (FRN)	125,000	125,016
0.875%, 01/31/17	60,000	60,040
0.625%, 02/15/17	55,000	55,020
0.875%, 02/28/17	110,000	110,113
0.750%, 03/15/17	75,000	75,045
0.500%, 03/31/17	75,000	75,001
0.875%, 04/15/17	75,000	75,115
0.565%, 04/30/17 (FRN)	150,000	150,015
0.875%, 04/30/17	30,000	30,046
0.875%, 05/15/17	105,000	105,168
0.750%, 06/30/17	100,000	100,055
0.875%, 07/15/17	25,000	25,037
0.568%, 07/31/17 (FRN)	45,000	45,009
0.659%, 10/31/17 (FRN)	25,000	25,028

		1,125,714

Total U.S. Treasury Obligations (Cost $1,250,694)		1,250,694

	Number of Shares
MONEY MARKET FUNDS — 1.6%
Invesco Government & Agency Portfolio, Institutional Class 0.290% (A)	1,000,000	1,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.300% (A)	154,569,038	154,569

Total Money Market Funds (Cost $155,569)		155,569

See Notes to Financial Statements.

13

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  30 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)

REPURCHASE AGREEMENTS†† — 29.2%

Credit Suisse Securities LLC

0.270% (dated 11/30/16, due 12/01/16, repurchase price $200,001,500, collateralized by U.S. Treasury Note, 1.750%, due 03/31/22, total value $204,001,486)	$200,000	$200,000

Deutsche Bank Securities Inc.

0.260% (dated 11/30/16, due 12/01/16, repurchase price $100,000,722, collateralized by U.S. Treasury Note, 2.250%, due 11/15/25, total value $102,000,081)	100,000	100,000

Goldman Sachs & Co.

0.280% (dated 11/30/16, due 12/01/16, repurchase price $625,004,861, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 3.000% to 5.000%, due 02/01/27 to 12/01/46, total value $637,500,000)	625,000	625,000

HSBC Securities USA

0.260% (dated 11/30/16, due 12/01/16, repurchase price $500,003,611, collateralized by U.S. Treasury Notes, 0.125% to 0.625%, due 04/15/21 to 07/15/26, total value $510,004,618) (B)	500,000	500,000

0.270% (dated 11/30/16, due 12/01/16, repurchase price $150,001,125, collateralized by Federal National Mortgage Association Bonds, 3.000% to 6.500%, due 08/01/22 to 07/01/46, total value $153,003,345) (B)	150,000	150,000

Merrill Lynch Pierce Fenner & Smith

0.280% (dated 11/30/16, due 12/01/16, repurchase price $100,000,778, collateralized by Government National Mortgage Association Bond, 3.500%, due 04/20/46, total value $102,000,001)	100,000	100,000

Mitsubishi UFJ Securities Inc.

0.220% (dated 11/30/16, due 12/01/16, repurchase price $50,000,306, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.500% to 4.000%, due 05/01/28 to 12/01/46, total value $51,000,312)	50,000	50,000

	Par (000)	Value (000)

RBC Capital Markets LLC

0.260% (dated 11/30/16, due 12/01/16, repurchase price $200,001,444, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bond, 2.000% to 7.500%, due 01/01/19 to 12/01/46, total value $204,001,474)	$200,000	$200,000

Royal Bank of Scotland 0.260%

(dated 11/30/16, due 12/01/16, repurchase price $500,003,611, collateralized by U.S. Treasury Notes, 0.125% to 2.625%, due 01/15/17 to 07/15/24, total value $510,005,001)	500,000	500,000

Toronto Dominion Securities LLC

0.270% (dated 11/30/16, due 12/01/16, repurchase price $355,002,663, collateralized by Federal National Mortgage Association Bonds, Government National Mortgage Association Bonds, U.S. Treasury Bill and U.S. Treasury Note, 0.000% to 4.500%, due 12/15/16 to 11/01/46, total value $362,100,070)	355,000	355,000

Total Repurchase Agreements (Cost $2,780,000)		2,780,000

TOTAL INVESTMENTS — 100.8% (Cost $9,583,973)*		9,583,973

Other Assets & Liabilities – (0.8)%		(75,344)

TOTAL NET ASSETS — 100.0%		$9,508,629

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††

As of November 30, 2016, the total value of repurchase agreements was $2,780,000 (000) and the value of collateral received, excluding excess, was $2,780,000 (000). See Note 2 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	As of November 30, 2016, the total value of HSBC Securities USA Repurchase Agreements is $650,000 (000) (collateral value of $ 663,008 (000)).

See Notes to Financial Statements.

14

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Funds	$155,569	$–	$–	$155,569

Repurchase Agreements	–	2,780,000	–	2,780,000

U.S. Government Agency Obligations	–	5,397,710	–	5,397,710

U.S. Treasury Obligations	–	1,250,694	–	1,250,694

Total Assets - Investments in Securities	$155,569	$9,428,404	$–	$9,583,973

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

15

P N C  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  30 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 99.4%
U.S. Treasury Bills† — 42.2%
0.228%, 12/01/16	$80,000	$80,000
0.330%, 12/08/16	80,000	79,995
0.300%, 12/15/16	90,000	89,992
0.320%, 12/22/16	83,000	82,988
0.346%, 12/29/16	30,000	29,992
0.320%, 01/12/17	25,000	24,991
0.426%, 01/19/17	10,000	9,995
0.322%, 01/26/17	20,000	19,990
0.385%, 02/02/17	40,000	39,973
0.480%, 02/09/17	20,000	19,981
0.429%, 02/16/17	10,000	9,991
0.466%, 03/02/17	25,000	24,971
0.468%, 04/27/17	10,000	9,981
0.575%, 05/25/17	10,000	9,972

		532,812

U.S. Treasury Notes — 57.2%
0.625%, 12/15/16	52,000	52,004
0.750%, 01/15/17	25,000	25,011
0.500%, 01/31/17	47,000	47,005
0.575%, 01/31/17 (FRN)	117,000	117,013
0.625%, 02/15/17	50,000	50,021
0.875%, 02/28/17	18,000	18,019
0.750%, 03/15/17	33,000	33,026
0.565%, 04/30/17 (FRN)	130,000	130,023
0.875%, 05/15/17	20,000	20,028
0.625%, 05/31/17	17,000	17,000
0.568%, 07/31/17 (FRN)	135,000	135,038
0.625%, 07/31/17	10,000	9,995
0.625%, 08/31/17	10,000	9,991
0.659%, 10/31/17 (FRN)	58,000	58,058

		722,232

Total U.S. Treasury Obligations (Cost $1,255,044)		1,255,044

	Number of Shares	Value (000)

MONEY MARKET FUNDS — 2.0%
BlackRock Treasury Trust Fund Institutional Class, 0.240%†† (A)	500,000	$ 500
Dreyfus Treasury Prime Cash Management Institutional Shares, 0.240% (A)	25,348,672	25,349

Total Money Market Funds (Cost $25,849)		25,849
TOTAL INVESTMENTS — 101.4% (Cost $1,280,893)*		1,280,893
Other Assets & Liabilities – (1.4)%		(17,999)
TOTAL NET ASSETS — 100.0%		$1,262,894

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

16

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Funds	$25,849	$–	$–	$25,849

U.S. Treasury Obligations	–	1,255,044	–	1,255,044

Total Assets - Investments in Securities	$25,849	$1,255,044	$–	$1,280,893

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

17

P N C  A d v a n t a g e  I n s t i t u t i o n a l  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 50.3%
U.S. Treasury Bills† — 8.3%
0.300%, 12/15/16	$4,000	$4,000
0.320%, 12/22/16	3,000	2,999
0.346%, 12/29/16	9,000	8,998
0.426%, 01/19/17	20,000	19,988
0.480%, 02/09/17	5,000	4,995

		40,980

U.S. Treasury Notes — 42.0%
0.625%, 12/15/16	9,000	9,001
0.750%, 01/15/17	5,000	5,002
0.500%, 01/31/17	10,000	10,001
0.575%, 01/31/17 (FRN)	19,000	19,002
0.500%, 02/28/17	4,000	4,001
0.750%, 03/15/17	18,000	18,015
0.565%, 04/30/17 (FRN)	43,000	43,005
0.875%, 05/15/17	10,000	10,014
0.625%, 05/31/17	13,000	13,003
0.568%, 07/31/17 (FRN)	30,000	30,003
0.625%, 07/31/17	9,000	8,995
0.625%, 08/31/17	5,000	4,995
0.659%, 10/31/17 (FRN)	30,000	30,024
0.763%, 01/31/18 (FRN)	3,000	3,007

		208,068

Total U.S. Treasury Obligations (Cost $249,048)		249,048

	Number of Shares

MONEY MARKET FUND — 1.4%
Invesco Treasury Portfolio, Institutional Class 0.260% (A)	7,083,450	7,083

Total Money Market Fund (Cost $7,083)		7,083

	Par (000)	Value (000)

REPURCHASE AGREEMENTS†† — 50.5%

Goldman Sachs & Co.

0.250% (dated 11/30/16, due 12/01/16, repurchase price $35,000,243, collateralized by U.S. Treasury Bills, U.S. Treasury Bonds and U.S. Treasury Notes, 0.000% to 9.000%, due 12/31/16 to 08/15/27, total value $35,700,053)	$35,000	$35,000

HSBC Securities USA

0.260% (dated 11/30/16, due 12/01/16,repurchase price $50,000,361, collateralized by U.S. Treasury Note, 0.125%, due 04/15/20, total value $51,002,998)	50,000	50,000

Merrill Lynch Pierce Fenner & Smith

0.250% (dated 11/30/16, due 12/01/16, repurchase price $50,000,347, collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41, total value $51,000,058)	50,000	50,000

Mitsubishi UFJ Securities Inc.

0.210% (dated 11/30/16, due 12/01/16, repurchase price $25,000,146, collateralized by U.S. Treasury Bills, U.S. Treasury Bond, U.S. Treasury Notes, U.S. Treasury Inflation Adjusted Notes and U.S. Treasury Inflation Bond, 0.000% to 3.875%, due 12/15/16 to 08/15/43, total value $25,500,223)	25,000	25,000

Royal Bank of Canada Capital Markets LLC

0.250% (dated 11/30/16, due 12/01/16, repurchase price $50,000,347, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 1.000% to 8.125%, due 03/31/17 to 08/15/23, total value $51,000,360)	50,000	50,000

Toronto Dominion Securities LLC

0.260% (dated 11/30/16, due 12/01/16, repurchase price $40,000,289, collateralized by U.S. Treasury Bond and U.S. Treasury Note, 1.750% and 4.375%, due 02/28/22 and 11/15/39, total value $40,800,055)	40,000	40,000

Total Repurchase Agreements (Cost $250,000)		250,000

TOTAL INVESTMENTS — 102.2% (Cost $506,131)*		506,131

Other Assets & Liabilities — (2.2)%		(10,809)
TOTAL NET ASSETS — 100.0%		$495,322

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††

As of November 30, 2016, the total value of repurchase agreements was $250,000 (000) and the value of collateral received, excluding excess, was $250,000 (000). See Note 2 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

18

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Fund	$7,083	$–	$–	$7,083

Repurchase Agreements	–	250,000	–	250,000

U.S. Treasury Obligations	–	249,048	–	249,048

Total Assets - Investments in Securities	$7,083	$499,048	$–	$506,131

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

19

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  30,  2 0 1 6  (U n a u d i t e d)

	Government	Treasury	Advantage
	Money Market	Money Market	Institutional Treasury
	Fund	Fund	Money Market

ASSETS

Investments in non-affiliates at value	$6,803,973	$1,280,393	$256,131

Investments in affiliates at value	–	500	–

Investments in repurchase agreements at value	2,780,000	–	250,000

Total Investments at value(1)	9,583,973	1,280,893	506,131

Receivable for shares of beneficial interest issued	49	14	–

Dividends and interest receivable	3,270	737	184

Prepaid expenses	26	35	30

Other assets	218	96	37

Total Assets	9,587,536	1,281,775	506,382

LIABILITIES

Payable for shares of beneficial interest redeemed	75,280	18,300	10,793

Dividends payable

Class I	1,682	138	–

Class A	73	21	–

Institutional Shares	–	–	40

Investment advisory fees payable	1,169	153	64

Administration fees payable	268	51	30

Custodian fees payable	41	6	5

Transfer agent fees payable	7	3	5

Trustees’ deferred compensation payable	218	96	37

Trustees’ fees payable	35	30	22

Other liabilities	134	83	64

Total Liabilities	78,907	18,881	11,060

TOTAL NET ASSETS	$9,508,629	$1,262,894	$495,322

Investments in non-affiliates at cost	$6,803,973	$1,280,393	$256,131

Investments in affiliates at cost	–	500	–

Investments in repurchase agreements at cost	2,780,000	–	250,000

(1) Total Investments at cost	$9,583,973	$1,280,893	$506,131

See Notes to Financial Statements.

20

	Government	Treasury	Advantage
	Money Market	Money Market	Institutional Treasury
	Fund	Fund	Money Market

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$9,508,767	$1,262,965	$495,332

Undistributed (Distributions in Excess of ) Net Investment Income	(90)	(59)	(10)

Accumulated Net Realized Gain (Loss) on Investments	(48)	(12)	–

Total Net Assets	$9,508,629	$1,262,894	$495,322

NET ASSET VALUE (In unrounded dollars and shares):

Net assets applicable to Class I	$9,094,510,771	$1,045,602,286	N/A

Class I shares outstanding	9,094,759,741	1,045,658,932	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	N/A

Net assets applicable to Class A	$405,464,310	$217,291,682	N/A

Class A shares outstanding	405,463,067	217,314,129	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	N/A

Net assets applicable to Institutional shares	N/A	N/A	$495,321,757

Institutional shares outstanding	N/A	N/A	495,336,722

Net Asset Value, Offering and Redemption	N/A	N/A	$1.00

Net assets applicable to Advisor Class(1)	$8,654,240	N/A	N/A

Advisor Class shares outstanding	8,654,596	N/A	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	N/A	N/A

Net assets applicable to Advisor shares(1)	N/A	N/A	$10.00

Advisor shares outstanding	N/A	N/A	10.00

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

Net assets applicable to Service shares(1)	N/A	N/A	$13.00

Service shares outstanding	N/A	N/A	13.00

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

(1)     At November 30, 2016, net assets of the Advisor and Service Shares of Advantage Institutional Treasury Money Market Fund represented initial seed capital.

See Notes to Financial Statements.

21

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x  -  M o n t h  P e r i o d  E n d e d  N o v e m b e r  30,  2 0 1 6  (U n a u d i t e d)

	Government	Treasury	Advantage
	Money Market	Money Market	Institutional Treasury
	Fund	Fund	Money Market
Investment Income:
Dividends	$334	$36	$19
Interest	18,678	2,085	911
Total Investment Income	19,012	2,121	930
Expenses:
Investment advisory fees	7,236	924	430
Administration fees	2,136	308	105
Transfer agent fees	21	12	16
Custodian fees	117	15	12
Professional fees	98	96	62
Pricing service fees	1	1	1
Printing and shareholder reports	92	19	18
Registration and filing fees	49	18	19
Trustees’ fees	83	54	33
Miscellaneous	101	40	24
Total Expenses	9,934	1,487	720
Less:
Waiver of investment advisory fees(1)	–	(5)	(5)
Net Expenses	9,934	1,482	715
Net Investment Income (Loss)	9,078	639	215
Realized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	12	(2)	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,090	$637	$215

(1)     See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

22

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P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 ) ( U n a u d i t e d )

	Government Money Market Fund		Treasury Money Market Fund		Advantage Institutional Treasury Money Market

	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016
Investment Activities:
Net investment income (loss)	$9,078	$909	$639	$125	$215	$74
Net realized gain (loss) on investments sold	12	–	(2)	(2)	–	–

Net increase (decrease) in net assets resulting from operations	9,090	909	637	123	215	74

Dividends from net investment income:
Class I	(8,639)	(766)	(555)	(101)	–	–
Class A	(378)	(190)	(84)	(39)	–	–
Advisor Class	(6)	(1)	–	–	–	–
Institutional Shares	–	–	–	–	(215)	(63)
Advisor Shares	–	–	–	–	–	(14)

Total dividends	(9,023)	(957)	(639)	(140)	(215)	(77)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	8,820,769	6,801,271	844,345	1,726,844	–	–
Class A	632,970	1,478,768	308,252	647,504	–	–
Advisor Class	9,080	35,533	–	–	–	–
Institutional Shares	–	–	–	–	503,539	1,023,862
Advisor Shares	–	–	–	–	–	116,737
Service Shares	–	–	–	–	–	9,267
Proceeds from Reorganization shares(1) :
Class I	–	71,447	–	–	–	–
Advisor Class	–	14,907	–	–	–	–
Reinvestment of dividends:
Class I	208	10	1	1	–	–
Class A	13	2	4	1	–	–
Advisor Class	6	–	–	–	–	–
Institutional Shares	–	–	–	–	1	–

Total proceeds from shares issued and reinvested	9,463,046	8,401,938	1,152,602	2,374,350	503,540	1,149,866

Value of shares redeemed:
Class I	(4,503,092)	(2,816,347)	(1,013,814)	(736,956)	–	–
Class A	(588,962)	(1,438,846)	(229,114)	(653,798)	–	–
Advisor Class	(1,306)	(49,564)	–	–	–	–
Institutional Shares	–	–	–	–	(462,135)	(682,245)
Advisor Shares	–	–	–	–	–	(151,567)
Service Shares	–	–			–	(12,668)

Total value of shares redeemed	(5,093,360)	(4,304,757)	(1,242,928)	(1,390,754)	(462,135)	(846,480)

Increase (decrease) in net assets from share transactions	4,369,686	4,097,181	(90,326)	983,596	41,405	303,386

Total increase (decrease) in net assets	4,369,753	4,097,133	(90,328)	983,579	41,405	303,383

Net Assets:
Beginning of period	5,138,876	1,041,743	1,353,222	369,643	453,917	150,534

End of period*	$9,508,629	$5,138,876	$1,262,894	$1,353,222	$495,322	$453,917

*Including undistributed (distributions in excess of) net investment income	$(90)	$(145)	$(59)	$(59)	$(10)	$(10)

(1)     See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

24

P N C   M o n e y   M a r k e t   F u n d s

N O T E S   T O   F I N A N C I A L  S T A T E M E N T S

N o v e m b e r   30,  2 0 1 6 (U n a u d i t e d)

1. Fund Organization

PNC Funds and PNC Advantage Funds (the “Trusts”), each a Delaware statutory trust, are registered under the Investment Company Act of 1940 (the “1940 Act”), as open-end management investment companies. As of November 30, 2016, the Trusts offered for sale shares of 32 Funds (collectively, the “Funds”). PNC Advantage Institutional Treasury Money Market Fund is the sole series of PNC Advantage Funds; PNC Government Money Market Fund and PNC Treasury Money Market Fund are each series of PNC Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are generally subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the PNC Money Market Funds, as defined below, Class I, Advisor Class, Class A, Institutional, Advisor and Service Shares are sold without a sales charge.

Effective June 8, 2016, PNC Tax Exempt Money Market Fund was liquidated pursuant to a plan approved by the Board of Trustees (the “Board”) on February 25, 2016.

As of November 30, 2016, the Trusts offered five categories of Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Target Date Funds, Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds are not presented herein, but are presented separately.

Fund Reorganization

On June 4, 2015, the Board approved an agreement and plan of reorganization (the “Reorganization”) to which PNC Advantage Institutional Government Money Market Fund (the “Target Fund”), a money market fund organized under a separate trust and managed by PNC Capital Advisors, LLC (the “Adviser”), would be reorganized with and into PNC Government Money Market Fund (the “Acquiring Fund”). On September 14, 2015, the Target Fund was reorganized into the Acquiring Fund, each of which has substantially similar investment objectives and identical principal investment strategies. The net assets of the Target Fund were transferred at fair value in a tax-free exchange to the Acquiring Fund after the close of business on September 11, 2015. With this transfer, a shareholder of the Target Fund’s Institutional Shares automatically became a shareholder of Class I Shares of the Acquiring Fund. A shareholder of the Target Fund’s Advisor Shares became a shareholder in the newly formed Advisor Class of the Acquiring Fund.

25

P N C   M o n e y   M a r k e t   F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r   30,   2 0 1 6 (U n a u d i t e d)

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. No such investments held on November 30, 2016 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments valued at Amortized Cost and Funding and Repurchase Agreements valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

•	Level 3 — significant unobservable inputs, including but not limited to:

26

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2016 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds are allocated among the Funds on the basis of each Fund’s respective average net assets or other appropriate allocation methodologies, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

Each Fund, with the exception of Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of November 30, 2016.

27

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  30,  2 0 1 6  (U n a u d i t e d)

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk. Details of the counterparties and the collateral as of November 30, 2016 are included in each Fund’s Schedule of Investments.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. Any such waivers and reimbursements are not subject to recoupment by the Adviser. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the six-month period ended November 30, 2016.

During the six-month period ended November 30, 2016, the Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.03% for PNC Government Money Market Fund and 0.01% for PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.

				Net
		Effective		Effective
	Annual	Annual	Fee	Annual	Expense
	Rate	Rate	Waiver	Rate	Reimbursement

Government Money Market Fund	0.15%	0.15%	0.00%	0.15%	0.00%

Treasury Money Market Fund	0.15%	0.15%	0.00%*	0.15%	0.00%

Advantage Institutional Treasury Money Market Fund	0.15%	0.15%	0.00%*	0.15%	0.00%

      *    Ratios for the period rounded to 0.00%.

Shareholder Services Fees

The Trusts maintain Shareholder Services Plans (the “Services Plans”) with respect to the Class A and Advisor Class Shares of PNC Funds and Advisor and Service Shares of PNC Advantage Funds. Pursuant to the Services Plans, theTrusts enter into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide, for PNC Funds, shareholder administrative services to their customers who beneficially own Class A and Advisor Class Shares in consideration for payment of up to 0.25% of the average daily net assets of each Fund’s Class A Shares and up to 0.10% of the average daily net assets of each Fund’s Advisor Class Shares and for PNC Advantage Funds, shareholder administrative services to their customers who beneficially own Advisor and Service Shares in consideration for payment of up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively.

28

Trustees’ Fees

For his or her service as a Trustee of the Trusts, each Trustee, effective January 1, 2017, receives an annual fee of $85,000 plus $7,750 for each Board meeting attended in person, and such amount, up to a maximum of $3,750, as may be determined for each special Board meeting attended, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. Each Trustee also receives $800 for each Audit Committee meeting attended. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. Prior to January 1, 2017, each Trustee received an annual fee of $79,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each special Board meeting attended, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board received an additional fee of $25,000 per year and the Chairman of the Audit Committee received an additional fee of $10,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trusts receives any compensation from the Trusts. Fees are paid quarterly in arrears and are allocated to the Funds based on a number of factors, including their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

TheTrusts, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to Co-Administration and Accounting Services Agreements, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trusts. Prior to October 1, 2016, BNY Mellon and the Adviser served as Co-Administrators to PNC Funds in exchange for fees at the annual rate of 0.05% based on average daily net assets of PNC Funds, excluding the average daily net assets of the Target Date Funds. Effective October 1, 2016, the new fee schedule in the Board-approved Amended and Restated Co-Administration and Accounting Services Fee Letter was implemented whereby BNY Mellon and the Adviser are entitled to an annual fee paid by each series of PNC Funds, excluding the average daily net assets of the Target Date Funds, based solely on its net assets as follows: 0.05% of the Fund’s average aggregate net assets up to $1 billion, 0.03% of the Fund’s average aggregate net assets between $1 billion and $10 billion, and 0.01% of the Fund’s average aggregate net assets in excess of $10 billion. For their services to PNC Funds as Co-Administrators during the six-month period ended November 30, 2016, approximately 0.0177% was allocated to BNY Mellon and approximately 0.0320% was allocated to the Adviser in aggregate.

For their services to PNC Advantage Funds as Co-Administrators during the six-month period ended November 30, 2016, BNY Mellon received fees at the annual rate of 0.0125% of PNC Advantage Institutional Treasury Money Market Fund’s first $1 billion of average daily net assets and 0.01% of such Fund’s average daily net assets in excess of $1 billion. The Adviser received 0.01% of PNC Advantage Institutional Treasury Money Market Fund’s average net assets. BNY Mellon also receives other transaction-based charges from the Trusts and is reimbursed for out-of-pocket expenses by the Trusts.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities to purchase shares of other money market funds offered by the Trusts, or the money market funds of BlackRock Funds. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fee paid to the Adviser by a PNC money market fund with respect to a Fund’s short-term reserves swept into a PNC money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver may be terminated at any time without prior notice.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds could be deemed to be affiliates of the Adviser.

The amount invested by PNC Treasury Money Market Fund in BlackRock Treasury Trust Fund remained unchanged during the six-month period ended November 30, 2016.

Details of affiliated holdings at November 30, 2016 are included in the respective Fund’s Schedule of Investments.

For the six-month period ended November 30, 2016, total income from affiliates for PNC Treasury Money Market Fund was less than $500. The amount is included, but not separately disclosed, in the Statements of Operations.

29

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  30,  2 0 1 6  (U n a u d i t e d)

4. Custodian, Distribution/12b-1 and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Co-Administrators of the Trusts), serves as the Custodian of the Trusts. The Custodian fees for the Trusts (excluding the Target Date Funds) are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trusts (excluding the Target Date Funds), 0.002% of the next $5 billion of the combined average daily gross assets of the Trusts (excluding the Target Date Funds) and 0.001% of the combined average daily gross assets in excess of $10 billion of the Trusts (excluding the Target Date Funds). The Custodian fees are allocated to the Trusts (excluding the Target Date Funds) based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Distribution/12b-1 Fees

For its services to the Trusts, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser. PNC Funds has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act (“Rule 12b-1”). Pursuant to the Class A Shares plan, PNC Government Money Market Fund and PNC Treasury Money Market Fund reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of those Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than 0.00% per annum. This commitment continues through September 28, 2017, at which time the Board will consider whether to renew, revise or discontinue it.

During the six-month period ended November 30, 2016, the 12b-1 accrual was at an annual rate of 0.00% for each of PNC Government Money Market Fund and PNC Treasury Money Market Fund.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

5. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six-month period ended November 30, 2016 and for each Fund’s open tax years (years ended May 31, 2013 through May 31, 2016) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2016:

	Undistributed
	(Distributions in Excess of)	Accumulated
	Net Investment	Net Realized	Paid-in
	Income	Losses	Capital
	(000)	(000)	(000)

Government Money Market Fund	$(4)	$–	$4

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2016, capital loss carryforwards that were utilized to offset capital gains were as follows:

30

(000)

Government Money Market Fund	$–*
*Amount represents less than $500.

At May 31, 2016, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2017	2018	Indefinite		Total

Government Money Market Fund	$59	$–	$1		$60

Treasury Money Market Fund	–	8	1		9

Advantage Institutional Treasury Money Market Fund	–	–	–	*	–	*
*Amount represents less than $500.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short-term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards, which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

6. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees and third-party insurance.

7. Borrowing Arrangements

InterFund Lending

The Trusts have received an exemptive order from the SEC that permits the Funds to lend money and borrow money for temporary purposes directly to and from another Fund pursuant to a master interfund lending agreement. The Money Market Funds do not participate in the interfund lending program as borrowing funds or lending funds.

8. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

9. Relevant Accounting Pronouncements

In August 2014, the FASB issued guidance requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The guidance is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

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N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  30,  2 0 1 6  (U n a u d i t e d)

10. SEC Adopted Amendments

On October 13, 2016, the SEC adopted new and amended rules, as applicable, (the “Rules”) to modernize and enhance the reporting and disclosure of information by registered investment companies. The Rules are intended to enhance the quality of information available to investors and allow the SEC to more effectively collect and use data reported by funds. These Rules generally become effective in 2018. Management is currently evaluating the implications of the Rules and the impact on the Funds’ financial statement disclosures, if any.

11. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

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T R U S T E E S’  R E V I E W  A  N D  A P P R O V A L  O F  A D V I S O R Y  A G R E E M E N T S

(U n a u d i t e d)

Approval of Advisory Agreement

At meetings held in June and August of 2016, the Trustees of PNC Funds and PNC Advantage Funds (the “Trusts”), each of whom is not an “interested person” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trusts (collectively, the “Trustees” or the “Board”), met in person to consider the proposed renewal of the advisory agreements (“Advisory Agreements”) between the Trusts and PNC Capital Advisors, LLC (the “Adviser”) for an additional one-year period, with respect to each of the PNC Funds and PNC Advantage Institutional Treasury Money Market Fund (each, a “Fund,” and collectively, the “Funds”). The following summarizes the Trustees’ process of requesting and evaluating the information they believed to be reasonably necessary to determine whether to approve the renewal of each Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Before the June 2016 meeting, theTrustees, with the assistance of their independent counsel (“Independent Counsel”), compiled an information request and submitted the request to the Adviser. The Adviser provided a written response to that request in advance of the meeting. The process to review the Adviser’s response was divided into two meetings. At the first meeting in June, the Adviser addressed with the Trustees the materials that had been provided to the Trustees in response to their request for information and relating to the services it provides to the Funds, including a wide variety of services not expressly contemplated by the Advisory Agreements. At that meeting, the Trustees also had the opportunity to meet amongst themselves and with Independent Counsel to discuss and evaluate those materials and request any additional information they determined, in light of the legal advice furnished to them and their own business judgment, to be relevant for their evaluation before meeting a second time in August 2016 to consider whether to approve the renewal of the Advisory Agreements. Although the Advisory Agreements for all of the Funds were considered at the same Board meetings, the Trustees considered each Fund’s Advisory Agreement separately.

At the June 2016 meeting, the Trustees also discussed with Independent Counsel a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities, including those arising under applicable state and federal laws, relating to their consideration of the continuation of the Advisory Agreements. The extensive materials provided by the Adviser in connection with their request reflected Independent Counsel’s prior discussions with the Trustees concerning their responsibilities and information they indicated would be helpful to their review of each Advisory Agreement. These materials addressed, among other things:

•	the nature of the advisory services provided by the Adviser, including any actual or expected changes in services;

•	the assets of each Fund and the Adviser’s total assets under management;

•	the portfolio management personnel and their compensation structure;

•

the performance of the Funds managed by the Adviser compared to the performance of composites of other accounts managed by the Adviser using substantially similar investment policies (where applicable);

•

the performance of the Funds managed by the Adviser compared to their benchmarks (where applicable) and the performance of other peer funds managed by other advisers pursuant to substantially similar investment strategies;

•	the profitability of each Advisory Agreement to the Adviser;

•	other benefits the Adviser and its affiliates enjoy as a result of the Adviser’s relationship to the Funds;

•	the Adviser’s brokerage, trading, and soft dollar practices and the Funds’ securities lending practices;

•	each Fund’s contractual and net advisory fees and net operating expenses compared to those of peer groups derived based on recommendations from Barrington Partners;

•	the compliance program of the Adviser;

•	voluntary expense waivers, expense reimbursements and/or expense limitations in effect with respect to the Funds (where applicable);

•	the Adviser’s and its affiliates’ disaster recovery plans and cybersecurity program; and

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T R U S T E E S’  R E V I E W  A N D  A P P  R O V A L  O F  A D V I S O R Y  A G R E E M E N T S

(U n a u d i t e d)

•	the Adviser’s risk management and monitoring measures.

The materials provided by the Adviser included detailed information on a number of topics, including a discussion on a Fund-by-Fund basis of each Fund’s performance relative to its peer funds and its benchmark (where applicable) and the advisory fees charged by the Adviser versus each Fund’s peer group. The Trustees also considered information provided by the Adviser regarding the process for the peer group selection, including the involvement of a third-party consultant, Barrington Partners. The Trustees discussed various factors including, but not limited to, the resources the Adviser devotes to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s other clients with substantially similar investment strategies, if applicable. In that regard, the Trustees also considered information provided by the Adviser regarding differences in the services provided and the resources dedicated to those other accounts as compared to those provided and dedicated to the Funds as well as other considerations the Adviser provided that were relevant to the consideration of the differences in fees (where applicable). As part of this review, the Trustees specifically considered the fees charged to affiliates in relation to the advisory services provided and concluded that the services provided were not comparable to the services provided by the Adviser to the Funds, noting particularly that the affiliates may use multiple advisers for a single client mandate. The Trustees also considered, where applicable, the fee waivers and/or expense limitations in place for a Fund.

In their evaluation of the profitability information the Adviser provided, the Trustees considered the Adviser’s profitability in respect of each Fund both before and after consideration of any distribution-related expenses. The Trustees also considered the information the Adviser had presented regarding the cost allocation methodology the Adviser used in determining the profitability information presented. The Trustees also requested, received and evaluated additional information regarding how the profitability information presented would differ if certain other cost allocation methodologies were used. The Trustees also considered in evaluating the Adviser’s profitability, the profitability information presented for certain other asset managers who are required to make financial information publicly available. In evaluating that information, the Trustees noted, among other things, that the profitability information for those other managers was not presented on a fund-by-fund basis and might represent the profitability of a fund family with a mix of business significantly different from the Adviser’s. In evaluating the Funds’ advisory fees and PNC’s profitability in respect of each Fund, the Trustees also considered the significant investments the Adviser has made in the Funds and the entrepreneurial and other risks the Adviser bears by sponsoring the Funds.

The Trustees also considered the extent to which economies of scale achieved by the Adviser are shared with Fund shareholders. In that regard, the Trustees concluded that the Funds’ advisory fee schedules and the fee waivers and/or other expense limitation arrangements (where applicable) that may apply were appropriate and supported the renewal of the Advisory Agreements.

The Trustees also were informed by the Adviser that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser providing services to the Funds.

In advance of the Board meeting held in August 2016, the Trustees again met in an executive session with Independent Counsel and discussed the information provided in response to their supplemental information request.

Based on their cumulative review, the Trustees concluded at their August 2016 meeting that the Adviser had the capabilities, resources and personnel necessary to serve as the investment adviser to each Fund. With respect to the advisory fees applicable to each Fund, the Trustees concluded such fees were fair and reasonable in each instance.

Based on their evaluation of all material factors, including those described above, the Trustees concluded at their August 2016 meeting that the terms of the agreements remained reasonable and fair and voted to approve the renewal of each Advisory Agreement between the Trusts, and the Adviser on behalf of each Fund for a one-year period commencing October 1, 2016, after a finding that the renewal of each Advisory Agreement was in the best interests of the relevant Fund and its shareholders.

34

R E S U L T S  O F  S H A R E H O  L D E R  M E E T I N G S

At a special meeting of all series of the Trusts (referred to here as the “Funds”) held on October 5, 2016 (and at a meeting adjourned to November 4, 2016 with respect to PNC Multi-Factor Small Cap Growth Fund), shareholders of the Funds voted on the following proposals:

Proposal 1.

	Number of Eligible Votes:
	For	Withheld
To elect eight Nominees, including two new Trustees, to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected.

Dorothy A. Berry	10,170,026,637	46,270,233

John G. Drosdick	10,170,449,117	45,847,752

Dale C. LaPorte	10,169,957,819	46,339,050

L. White Matthews, III	10,170,501,545	45,795,325

Edward D. Miller, M.D.	10,169,992,023	46,304,846

Stephen M. Todd	10,167,894,205	48,402,664

Maryann Bruce*	10,192,782,102	23,514,767

Mark Hancock*	10,192,328,217	23,968,653
*The new Trustees.

Shareholders of the Funds voted to approve the above proposal.

Proposal 2.*

	Number of Eligible Votes:
	For	Against	Abstain	Broker Non-Vote
Amendment of “fundamental” investment restriction on lending.

PNC Balanced Allocation Fund	3,841,133	3,773	15,976	529,838

PNC International Equity Fund	28,893,359	6,394	9,441	5,157,239

PNC International Growth Fund	301,857	–	–	–

PNC Large Cap Core Fund	1,216,335	15,256	–	172,540

PNC Large Cap Growth Fund	2,173,878	3,732	10,364	893,969

PNC Large Cap Value Fund	3,371,335	7,124	5,162	1,794,819

PNC Multi-Factor Small Cap Core Fund	4,914,152	48,501	57,671	2,129,001

PNC Multi-Factor Small Cap Growth Fund	1,950,229	70,859	47,230	715,908

PNC Multi-Factor Small Cap Value Fund	703,965	20,531	7,137	283,008

PNC Small Cap Fund	28,747,349	72,429	35,496	11,166,885

PNC Bond Fund	7,499,894	1,885	1,957	153,010

PNC Government Mortgage Fund	4,365,049	3,550	5,079	1,085,000

PNC High Yield Bond Fund	1,348,813	623	–	264,718

PNC Intermediate Bond Fund	22,567,005	194	–	400,191

PNC Limited Maturity Bond Fund	21,207,932	–	918	1,499,662

PNC Total Return Advantage Fund	14,008,217	5,205	1,454	1,243,317

35

R E S U L T S  O F  S H A R E H O L D E R  M  E E T I N G S

	Number of Eligible Votes:
	For	Against	Abstain	Broker Non-Vote
PNC Ultra Short Bond Fund	28,431,557	–	5,187	381,111

PNC S&P 500 Index Fund	7,705,061	10,185	1,397	1,233,011

PNC Intermediate Tax Exempt Bond Fund	8,035,374	–	1,715	307,497

PNC Ohio Intermediate Tax Exempt Bond Fund	3,362,089	77,402	–	467,449

PNC Maryland Tax Exempt Bond Fund	3,939,426	2,664	3,642	69,883

PNC Tax Exempt Limited Maturity Bond Fund	12,366,726	–	12,358	132,149

PNC Government Money Market Fund	8,641,515,513	106,468,532	9,662,461	7,903,235

PNC Treasury Money Market	821,405,085	3,651,954	101,525	6,882,033

PNC Advantage Institutional Treasury Money Market Fund	366,359,458	8,948,270	88,538	–

* Proposal 2 was voted on by shareholders of the following Funds: PNC Balanced Allocation Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC Small Cap Fund, PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund, PNC Ultra Short Bond Fund, PNC S&P 500 Index Fund, PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund, PNC Government Money Market Fund, PNCTreasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.

Shareholders of the Funds voted to approve the above proposal.

Proposal 3.**

	Number of Eligible Votes:
	For	Against	Abstain	Broker Non-Vote
Amendment of “fundamental” investment restriction on borrowing.

PNC Balanced Allocation Fund	3,841,133	3,773	15,976	529,838

PNC International Equity Fund	28,893,562	9,956	5,676	5,157,239

PNC International Growth Fund	301,857	–	–	–

PNC Large Cap Core Fund	1,216,679	14,911	–	172,540

PNC Large Cap Growth Fund	2,174,291	3,319	10,364	893,969

PNC Large Cap Value Fund	3,371,154	7,000	5,467	1,794,819

PNC Multi-Factor Small Cap Core Fund	4,914,080	49,007	57,237	2,129,001

PNC Multi-Factor Small Cap Growth Fund	1,951,568	70,338	46,412	715,908

PNC Multi-Factor Small Cap Value Fund	702,267	21,217	8,149	283,008

PNC Small Cap Fund	28,745,867	72,940	36,467	11,166,885

PNC Bond Fund	7,499,894	1,885	1,957	153,010

PNC Government Mortgage Fund	4,365,318	2,693	5,667	1,085,000

PNC High Yield Bond Fund	1,348,813	623	–	264,718

36

	Number of Eligible Votes:
	For	Against	Abstain	Broker Non-Vote

PNC Intermediate Bond Fund	22,566,907	292	–	400,191

PNC Limited Maturity Bond Fund	21,207,448	–	1,402	1,499,662

PNC Total Return Advantage Fund	14,009,265	4,157	1,454	1,243,317

PNC Ultra Short Bond Fund	28,431,557	–	5,187	381,111

PNC S&P 500 Index Fund	7,705,219	9,524	1,900	1,233,011

PNC Intermediate Tax Exempt Bond Fund	8,035,374	–	1,715	307,497

PNC Maryland Tax Exempt Bond Fund	3,939,426	2,664	3,642	69,883

PNC Ohio Intermediate Tax Exempt Bond Fund	3,362,089	77,402	–	467,449

PNC Tax Exempt Limited Maturity Bond Fund	12,366,726	–	12,358	132,149

PNC Government Money Market Fund	8,641,512,999	106,470,534	9,662,974	7,903,235

PNC Treasury Money Market Fund	821,344,360	3,651,954	162,250	6,882,033

PNC Advantage Institutional Treasury Money Market Fund	366,359,458	8,948,270	88,538	–

** Proposal 3 was voted on by shareholders of the following Funds: PNC Balanced Allocation Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC Small Cap Fund, PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund, PNC Ultra Short Bond Fund, PNC S&P 500 Index Fund, PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund, PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.

Shareholders of the Funds voted to approve the above proposal.

37

P N C  M o n e y  M a r k e t  F u n d s

P R O X Y  V O T I N G  A N D   Q U A R T E R L Y  S C H E D U L E S  O F  I N V E S T M E N T S

(U n a u d i t e d)

Proxy Voting

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trusts voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the website of the Trusts at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the first and third fiscal quarters of the Trusts. The Forms N-Q of the Trusts are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the website of the Trusts at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

38

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P N C  M o n e y  M a r k e t  F u n d s

P N C  F U N D S  N O T I C E  O F  P R I V A C Y  P O L I C Y  &  P R A C T I C E S

(U n a u d i t e d)

The funds recognize and respect the privacy concerns and expectations of our customers(1). Federal law gives customers the right to limit some but not all sharing of customer information that we collect. Federal law also requires us to tell you how we collect, share and protect your personal information.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, date of birth, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information(2)

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

•	As Authorized – if you request or authorize the disclosure of the information.

•

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•

Under Joint Agreements – the funds may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom the funds have joint marketing agreements, such as The PNC Financial Services Group, Inc. and its affiliates.

These third parties must agree to strict confidentiality provisions to assure the protection of your information.

Sharing of Customer Information

We do not share such customer information with affiliates or non-affiliates for use in their marketing activities.

Security of Customer Information

The funds require service providers to the funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

•	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds. If you have any questions concerning this Notice, or about the funds in general, please call: 1-800-622-3863 for PNC Funds.

(1)	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds’ shares.
(2)	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

www.foreside.com

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795 Providence, RI 02940-9795	PRESORTED STANDARD U.S. POSTAGE PAID BNY MELLON

PNC Funds

November 30, 2016
(Unaudited)

Semi-Annual Report

PNC Target Date Funds

PNC Equity Funds

PNC Fixed Income Funds

PNC Tax Exempt Bond Funds

PNC FUNDS

TARGET DATE FUNDS
Retirement Income Fund
Target 2020 Fund
Target 2030 Fund
Target 2040 Fund
Target 2050 Fund
EQUITY FUNDS
Balanced Allocation Fund
International Equity Fund
International Growth Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Cap Value Fund
Mid Cap Index Fund
Multi-Factor Small Cap
Core Fund
Multi-Factor Small Cap
Growth Fund
Multi-Factor Small Cap
Value Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Index Fund
FIXED INCOME FUNDS
Bond Fund
Government Mortgage Fund
High Yield Bond Fund
Intermediate Bond Fund
Limited Maturity Bond Fund
Total Return Advantage Fund
Ultra Short Bond Fund
TAX EXEMPT BOND FUNDS
Intermediate Tax Exempt
Bond Fund
Maryland Tax Exempt
Bond Fund
Ohio Intermediate Tax
Exempt Bond Fund
Tax Exempt Limited Maturity Bond Fund	This material must be preceded or accompanied by a prospectus.
OTHER PNC FUNDS MONEY MARKET FUNDS Government Money Market Fund

You should consider the investment objectives, risks, charges and expenses of the PNC Target Date Funds, PNC Equity Funds, PNC Fixed Income Funds and PNC Tax Exempt Bond Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

Treasury Money Market Fund
N O T F D I C I N S U R E D N O B A N K G U A R A N T E E M A Y L O S E V A L U E

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2017 The PNC Financial Services Group, Inc. All rights reserved.

TABLE OF CONTENTS

Letter to Shareholders			1
Abbreviations and Definitions for Schedules of Investments and Financial Statements			5
PNC Target Date Funds
Summary of Portfolio Holdings			6
Expense Tables			7

	Financial Highlights	Schedule of Investments
Retirement Income Fund	8	13
Target 2020 Fund	9	15
Target 2030 Fund	10	17
Target 2040 Fund	11	19
Target 2050 Fund	12	21
Statements of Assets and Liabilities			23
Statements of Operations			25
Statements of Changes in Net Assets			27
PNC Equity Funds
Summary of Portfolio Holdings			29
Expense Tables			31
	Financial Highlights	Schedule of Investments
Balanced Allocation Fund	33	46
International Equity Fund	34	56
International Growth Fund	35	62
Large Cap Core Fund	36	66
Large Cap Growth Fund	37	68
Large Cap Value Fund	38	70
Mid Cap Index Fund	39	72
Multi-Factor Small Cap Core Fund	40	74
Multi-Factor Small Cap Growth Fund	41	77
Multi-Factor Small Cap Value Fund	42	80
S&P 500 Index Fund	43	83
Small Cap Fund	44	86
Small Cap Index Fund	45	88
Statements of Assets and Liabilities			91
Statements of Operations			99
Statements of Changes in Net Assets			103
PNC Fixed Income and Tax Exempt Bond Funds
Summary of Portfolio Holdings			107
Expense Tables			110
	Financial Highlights	Schedule of Investments
Bond Fund	112	123
Government Mortgage Fund	113	128
High Yield Bond Fund	114	130
Intermediate Bond Fund	115	133
Limited Maturity Bond Fund	116	138
Total Return Advantage Fund	117	142
Ultra Short Bond Fund	118	148
Intermediate Tax Exempt Bond Fund	119	152
Maryland Tax Exempt Bond Fund	120	155
Ohio Intermediate Tax Exempt Bond Fund	121	157
Tax Exempt Limited Maturity Bond Fund	122	159
Statements of Assets and Liabilities			163
Statements of Operations			169
Statements of Changes in Net Assets			173
Notes to Financial Statements			177
Trustees’ Review and Approval of Advisory and Sub Advisory Agreements			205
Results of Shareholder Meetings			208
Proxy Voting and Quarterly Schedules of Investments			211

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“The U.S. economy improved...despite spikes of volatility in the capital markets.”

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2016

*Past performance is no guarantee of future results.

References to Fund performance throughout is the performance of Class I Shares.

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Target Date Funds, PNC Equity Funds, PNC Fixed Income Funds and PNC Tax Exempt Bond Funds for the six months ended November 30, 2016 (the “semi-annual period”).

The semi-annual period was a challenging one for many of the PNC Funds, as volatility remained persistent in both the equity and fixed income markets amidst a series of macroeconomic themes and political events: the U.K.’s surprise “leave” vote on membership in the European Union, popularly known as Brexit, a strengthening U.S. dollar versus a basket of major currencies, the evolving monetary policy by the U.S. Federal Reserve (the “Fed”) and other major central banks, divergent economic growth among major economies, and the uncertainty in advance of U.S. elections which ended in an unanticipated result.

The broad U.S. equity markets were mostly positive, although developed international equity markets generally declined during the semi-annual period. Not surprisingly, then, eleven of the thirteen PNC Equity Funds generated positive absolute returns during the semi-annual period, with the two international equity-oriented PNC Equity Funds the exceptions. Please note that on August 23, 2016, PNC Funds’ Board of Trustees approved the liquidations of PNC Mid Cap Fund, which occurred after close of business October 31, 2016, and PNC Mid Cap Index Fund and PNC Small Cap Index Fund, which occurred after close of business December 30, 2016. All five PNC Target Date Funds also posted positive absolute returns during the semi-annual period. The broad taxable and tax-exempt fixed income markets struggled, pressured by the rise in interest rates later in the semi-annual period. In turn, five of the seven PNC Fixed Income Funds and all four PNC Tax Exempt Bond Funds similarly posted negative absolute returns.

All that said, we are investors, not traders, and as such, we maintain a long-term perspective and remain disciplined in our investment strategies as we navigate the short-term turbulence of choppy and uncertain markets. We continue to believe that by offering the opportunity to diversify your investments among an array of equity, taxable fixed income and tax-exempt fixed income mutual funds, PNC Capital Advisors, LLC may help you and/or your adviser fulfill your individual asset allocation objectives.

Following a synopsis of the major factors affecting the financial markets during the semi-annual period, you will find the financial statements and schedules of portfolio investments for each of the PNC Funds.

Economic Review

The U.S. economy improved during the semi-annual period despite spikes of volatility in the capital markets. Indeed, in the third quarter of 2016, U.S. Gross Domestic Product (“GDP”) grew at an annualized pace of 3.5% after the second quarter’s modest 1.4% growth. The manufacturing side of the economy modestly improved. While fixed investment declined, personal consumption was strong and net exports increased. Government spending showed a modest uptick. Inventories were additive for the first time in five quarters. Employment was a strong positive for the economy. On average, non-farm payrolls increased 176,000 per month during the third quarter, and the unemployment rate declined to 4.6%, a nine-year low. As the semi-annual period drew to a close, November 2016 saw a recovery in housing construction and sales in large part due to low mortgage rates, improvement in median household income and low unemployment. Dollar strength in November 2016 was noteworthy given the near certainty of an interest rate hike in December 2016. (After the semi-annual period, the Fed raised the targeted federal funds rate by 0.25% on December 14, 2016.) Speculation over an acceleration in growth and prospects for fiscal stimulus took center stage upon the conclusion of the U.S. presidential election.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Elsewhere, Europe and the U.K. were working through the effects of the Brexit referendum, wherein the U.K. surprisingly voted at the end of June 2016 to withdraw its membership from the European Union. The European Central Bank indicated it would maintain its quantitative easing policy combined with negative interest rates. As the Brexit strategy unfolded, the British pound came under pressure. China’s breakneck growth has been decelerating for several years, yet its 6.7% year-over-year growth through the second quarter far outpaces the developed world’s pace. Additionally, China continued to let its currency depreciate relative to the U.S. dollar to help spur exports. By contrast, Japan was fighting an appreciating currency and was openly considering more monetary and targeted fiscal policy stimulus.

Equities

U.S. equity markets, as measured by the Russell Investments Indices, advanced, posting solid positive returns during the semi-annual period. Small-cap stocks led the way, with the Russell 2000® Index returning 15.37%, mid-cap stocks returned 7.14% as reflected by the Russell Midcap® Index, and for large-cap stocks the Russell 1000® Index returned 6.26%. Internationally, equity market returns were more mixed, with developed market equities declining modestly, but emerging market equities advancing strongly. Developed international markets, as measured by the MSCI EAFE® Index, returned -1.25%, and emerging markets, as gauged by the MSCI Emerging Markets Index, posted a return of 8.42%, each in U.S. dollar terms.

U.S. and international equity markets performed strongly during the third quarter of 2016, as investors took advantage of the Brexit vote-related selloff late in June 2016 to redeploy into risk assets. Equity markets then generally fell back in October 2016, as pre-U.S. election jitters and concerns about interest rates took the stage. There was a dramatic change in theme after the U.S. presidential election in early November 2016, as a rally ensued among U.S. stocks while both developed and emerging market equity markets lost ground. Populist political risk in Europe and continued currency volatility weighed on international equities.

Within U.S. equity markets, value stocks bested growth stocks during the semi-annual period across the capitalization spectrum. In large-cap, the Russell 1000® Value Index gained 8.63%, while the Russell 1000® Growth Index rose 3.94%. For small-cap, the Russell 2000® Value Index was up 19.62%, and the Russell 2000® Growth Index appreciated 11.09%.

Fixed Income

The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.92% for the semi-annual period, with the taxable fixed income markets experiencing concerns about rising interest and inflation rates. Broadly speaking, fixed income markets were characterized by a rise in U.S. Treasury rates and a rally in spread, or non-U.S. Treasury, sectors through October 2016. The rise in U.S. Treasury rates accelerated after the election while credit spreads continued their tightening.

For the semi-annual period overall, the Bloomberg Barclays U.S.Treasury Index returned -1.89%, and the U.S.Treasury yield curve steepened. Rates rose across the yield curve, or spectrum of maturities, especially following the U.S. presidential election. Shorter-term interest rates rose as they were impacted by monetary policy, and longer-term rates surged even more, impacted by a possible fiscal stimulus funded by debt. Two-year Treasury yields rose 24 basis points (a basis point is 1/100th of a percentage point) to 1.11%, its highest level in six years. Ten-year Treasury yields rose 53 basis points to 2.37%, and long-term Treasury yields increased 38 basis points to 3.02%. Treasury inflation protected securities (“TIPS”), as measured by the Bloomberg Barclays U.S. TIPS Index, posted a return of 0.68% during the semi-annual period, boosted into positive territory in part by the increase in oil prices late in the semi-annual period, as the Organization of the Petroleum Exporting Countries (OPEC) reached its first production cut agreement since the global financial crisis.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“We believe other developed and emerging markets will likely look to the U.S. to be the marginal force for world economic growth in the new year.”

 Commentary provided by PNC Capital Advisors, LLC as of November 30, 2016

To compare, the Bloomberg Barclays U.S. Corporate Investment Grade Index returned 0.09% during the semi-annual period, while the Bloomberg Barclays U.S. Corporate High Yield Index returned 6.43%, as lower quality securities rallied, credit spreads narrowed and commodity prices jumped. As was the case for other higher quality securities, securitized bonds generated rather flat returns during the semi-annual period. The Bloomberg Barclays U.S. Mortgage-Backed Securities Fixed Rate Index returned -0.59%, and the Bloomberg Barclays Asset-Backed Securities Index gained 0.47% for the semi-annual period as a whole.

The tax-exempt bond market overall underperformed the taxable fixed income market, as rising interest rates across the term structure pushed total returns negative. The Bloomberg Barclays Municipal Bond Index returned -3.52% during the semi-annual period. The June 2016 Brexit vote, being a surprise to most and thus not properly discounted in the markets globally, was actually a positive for municipal bonds. Long-dated municipal bond yields plummeted to lows following the vote, largely mirroring the trend experienced by U.S. Treasury yields, which also decreased to their lowest levels on June 27, 2016 before bouncing back up in the final days of the second quarter and then rising through much of the remainder of the semi-annual period. Municipal bonds experienced their worst performance in November 2016 since 2008, as theTrump victory and Republican sweep of Congress led to a steep rise in interest rates. Concerns over future infrastructure spending and tax policies also pressured municipal bond prices. Conversely, slight credit spread narrowing served to partially offset rate-driven losses. Also noteworthy, the municipal market reported 56 consecutive weeks of cash inflows into tax-exempt bond mutual funds before fund flows turned sharply negative in November 2016. Through the semi-annual period, Puerto Rico and other distressed markets made headlines but offered little threat to the broader municipal market, as investment grade bonds held steady. The 10-year AAA municipal yield as a percent of the 10-year U.S.Treasury yield remained under 100% for much of the semi-annual period but pushed over 100% in November 2016, indicating municipal bonds’ cheapening relative to U.S.Treasury bonds. Cumulative municipal market issuance as of November 2016 was up about 11% year over year.

Our View Ahead

We expect U.S. economic growth in 2017 to accelerate from 2016’s rate, primarily driven by income and wage gains, possible tax reforms and a boost from financial markets. In our view, fiscal policy, centered around corporate tax reform as well as infrastructure improvements, should be slightly positive looking to 2017 and beyond. However, the timing and magnitude of fiscal stimulus, as well as its impact on the deficit, remains uncertain. Further, poor productivity could act as a restraint on growth. We believe other developed and emerging markets will likely look to the U.S. to be the marginal force for world economic growth in the new year. In particular, we believe European economic growth is likely to stay in the modest 1% to 1.5% range unless there are more dynamic fiscal policy changes from the continental European Union members. While the European Central Bank is anticipated to continue its quantitative easing policy combined with negative interest rates, we feel further stimulus to generate faster European Union growth will need to come from fiscal stimulus and/or labor market reforms.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

As for the capital markets, following an unexpected double-digit gain in 2016, it is our view that equity markets are likely to produce more modest, single-digit returns contingent on earnings following through during the coming year. We further believe fixed income markets remain vulnerable given monetary policy expectations and the outlook for rising inflation amidst the U.S. election result and the Fed’s recent statements. With employment near the natural rate of unemployment and inflation gradually moving toward the Fed’s target, we believe the Fed is poised to wind down its extraordinary measures over the past few years and to raise interest rates further in the new year. Domestic interest rate sentiment has shifted post-presidential election to higher interest rates in 2017 as many of the incoming administration’s policy positions are deemed to be pro-growth and inflationary. Most economists forecast the policy rate moving higher by 50 to 75 basis points in 2017 at a measured pace, but we remain skeptical that longer-term rates will move considerably higher. If real interest rates increase, financial conditions should eventually tighten and act to temper economic enthusiasm. In our view, the Fed, as always, will be data-dependent in its decision making and will need to see economic policies take hold before rates change materially from current levels. If the new administration carries through on its rhetoric, municipal securities could lose some relative attractiveness should personal tax rates be reduced.

Vigilance remains paramount. In all asset classes, we believe individual security selection and careful sector allocation decisions will be key to performance going forward. As we consider the optimal risk-reward positioning for our Funds as we conclude 2016 and begin 2017, we intend to continue to evaluate, among many other factors, the longer-term impacts and potential turbulence that may result from the historic U.K. referendum to exit the European Union and from a Trump administration in the U.S.

We thank you for being a part of the PNC Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark McGlone	Jennifer E. Spratley
President and Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds’ trading intent.

P N C   F u n d s

A B B R E V I A T I O N S   A N D   D E F I N I T I O N S   F O R   S C H E D U L E S   O F

I N V E S T M E N T S   A N D   F I N A N C I A L   S T A T E M E N T S

Schedules of Investments:

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

DD — Delayed Delivery Security

ETF — Exchange-Traded Fund

ETM — Escrowed to Maturity

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GMTN — Global Multi-Currency Notes

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guaranty Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

SBPA — Standby Bond Purchase Agreement

STRB — Special Tax Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2016, and the date shown is the next reset or put date.

Financial Statements:

— Amounts designated as “ — ” are either zero or rounded to zero.

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

The tables below present portfolio holdings as a percentage of total investments for each of the PNC Target Date Funds as of November 30, 2016.

Retirement Income Fund

Fixed Income Funds	55.9%
Domestic Equity Funds	23.5
Money Market Fund	12.2
International Equity Funds	6.8
Real Estate Fund	1.6
100.0%

Target 2020 Fund

Fixed Income Funds	47.4%
Domestic Equity Funds	30.2
International Equity Funds	10.1
Money Market Fund	6.3
Real Estate Fund	3.3
Commodity Fund	2.7
100.0%

Target 2030 Fund

Domestic Equity Funds	44.5%
Fixed Income Funds	27.5
International Equity Funds	16.2
Money Market Fund	4.9
Real Estate Fund	3.9
Commodity Fund	3.0
100.0%
Target 2040 Fund

Domestic Equity Funds	54.8%
International Equity Funds	21.8
Fixed Income Funds	13.4
Money Market Fund	3.5
Real Estate Fund	3.5
Commodity Fund	3.0
100.0%

Target 2050 Fund

Domestic Equity Funds	58.7%
International Equity Funds	23.9
Fixed Income Funds	8.0
Real Estate Fund	3.3
Money Market Fund	3.1
Commodity Fund	3.0
100.0%

P N C T a r g e t D a t e F u n d s
E X P E N S E T A B L E S ( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which are described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the six-month period June 1, 2016 to November 30, 2016. The “Annualized Expense Ratio” does not reflect Acquired Fund Fees and Expenses. If Acquired Fund Fees and Expenses were included, expenses would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (June 1, 2016 to November 30, 2016).

The Expense Table for your Fund illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/16	Ending Account Value 11/30/16	Annual- ized Expense Ratio	Expenses Paid During Period(1)

	Retirement Income Fund(2)
Actual
Class I	$1,000.00	$1,011.78	0.11%	$0.57
Hypothetical(3)
Class I	1,000.00	1,024.50	0.11	0.58

	Target 2020 Fund
Actual
Class I	$1,000.00	$1,017.24	0.11%	$0.58
Class T	1,000.00	1,012.69	0.46	2.30
Hypothetical(3)
Class I	1,000.00	1,024.50	0.11	0.58
Class T	1,000.00	1,022.79	0.46	2.31

	Target 2030 Fund(2)
Actual
Class I	$1,000.00	$1,025.56	0.11%	$0.57
Hypothetical(3)
Class I	1,000.00	1,024.50	0.11	0.57

	Beginning Account Value 06/01/16	Ending Account Value 11/30/16	Annual- ized Expense Ratio	Expenses Paid During Period(1)

	Target 2040 Fund
Actual
Class I	$1,000.00	$1,032.45	0.11%	$0.58
Class T(4)	1,000.00	1,032.48	(0.15)	(0.76)
Hypothetical(3)
Class I	1,000.00	1,024.50	0.11	0.58
Class T(4)	1,000.00	1,025.82	(0.15)	(0.76)

	Target 2050 Fund
Actual
Class I	$1,000.00	$1,036.08	0.11%	$0.58
Class T	1,000.00	1,042.57	0.49	2.51
Hypothetical(3)
Class I	1,000.00	1,024.50	0.11	0.58
Class T	1,000.00	1,022.61	0.49	2.49

(1)

Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(2)	Actual and hypothetical expense examples are not presented for six-month periods in which net assets are represented by initial seed capital and no other shareholder activity occurred.
(3)	Assumes annual return of 5% before expenses.
(4)

During the six months ended November 30, 2016, a portion of the Fund’s Class T Shares 12b-1 fees were not paid to financial intermediaries and were returned to the Class T Shares net asset value of the Target 2040 Fund. Excluding this item, the ratio of expenses to average net assets would have been 0.32%.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 6
a n d f o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Retirement Income Fund(1)
	Class I
	2016*	2016	2015	2014	2013(2)
Net Asset Value, Beginning of Period	$10.04	$10.52	$10.73	$10.24	$ 10.00

Net Investment Income(3)(4)	0.06	0.14	0.15	0.12	0.10
Capital gain distributions received from affiliated investments(3)	–	0.02	0.02	–**	0.04
Realized and Unrealized Gain (Loss) on Investments	0.06	(0.16)	0.18	0.56	0.24

Total from Investment Operations	0.12	–	0.35	0.68	0.38

Dividends from Net Investment Income	(0.06)	(0.17)	(0.22)	(0.13)	(0.14)
Distributions from Net Realized Gains	–	(0.31)	(0.34)	(0.06)	–

Total Distributions	(0.06)	(0.48)	(0.56)	(0.19)	(0.14)

Net Asset Value, End of Period	$10.10	$10.04	$10.52	$10.73	$ 10.24

Total Return	1.18%	0.04%	3.28%	6.67%	3.85%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 3,762	$ 3,693	$ 2,617	$ 1,107	$1,038
Ratio of Expenses to Average Net Assets(5)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.37%	1.45%	1.11%	1.54%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(5)	3.39%	5.04%	6.83%	3.39%	12.55%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(2.13)%	(3.56)%	(5.27)%	(2.17)%	(10.90)%
Portfolio Turnover Rate	1%	104%	194%	318%	0%

* For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

(1)	At November 30, 2016, net assets of the Class T Shares represented initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

(2)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Per share data calculated using average shares outstanding method.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 6 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

Target 2020 Fund
Class I	Class T
201	6*	201	6	201	5	201	4	2013(1)	201	6*	2016(2)
Net Asset Value, Beginning of Period	$11.02	$11.48	$11.17	$10.45	$10.00	$ 11.03	$11.47
Net Investment Income(3)(4)	0.07	0.17	0.15	0.17	0.12	0.05	0.09
Capital gain distributions received from affiliated investments(3)	–	0.03	0.01	0.01	0.05	–	0.03
Realized and Unrealized Gain (Loss) on Investments	0.12	(0.29)	0.33	0.77	0.41	0.09	(0.19)
Total from Investment Operations	0.19	(0.09)	0.49	0.95	0.58	0.14	(0.07)
Dividends from Net Investment Income	–	(0.16)	(0.14)	(0.12)	(0.13)	–	(0.16)
Distributions from Net Realized Gains	–	(0.21)	(0.04)	(0.11)	–	–	(0.21)
Total Distributions	–	(0.37)	(0.18)	(0.23)	(0.13)	–	(0.37)
Net Asset Value, End of Period	$11.21	$11.02	$11.48	$11.17	$10.45	$ 11.17	$11.03

Total Return	1.72%	(0.70)%	4.47%	9.19%	5.89%	1.27%	(0.53)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$7,994	$8,307	$3,552	$ 1,156	$ 1,059	$ –(5)	$3
Ratio of Expenses to Average Net Assets(6)	0.11%	0.11%	0.11%	0.11%	0.11%	0.46%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.57%	1.35%	1.60%	1.77%	0.88%	0.79%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(6)	1.64%	2.67%	5.58%	9.21%	12.47%	1.88%	2.40%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.28)%	(0.99)%	(4.12)%	(7.50)%	(10.59)%	(0.54)%	(1.22)%
Portfolio Turnover Rate	1%	39%	124%	9%	0%	1%	39%

*   For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

(1)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)	Class T commenced operations on April 28, 2015. Prior to February 9, 2016, net assets of this share class represented seed capital; therefore, no information is presented for the 2015 fiscal year.

(3)	Per share data calculated using average shares outstanding method.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	At November 30, 2016, net assets of the Class T Shares represented initial seed capital.

(6)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

	Target 2030 Fund(1)
	Class I
	2016*	2016	2015	2014	2013(2)
Net Asset Value, Beginning of Period	$ 11.74	$12.48	$11.89	$10.69	$ 10.00

Net Investment Income(3)(4)	0.08	0.20	0.17	0.18	0.11
Capital gain distributions received from affiliated investments(3)	–	0.03	0.02	0.01	0.03
Realized and Unrealized Gain (Loss) on Investments	0.22	(0.48)	0.55	1.16	0.66

Total from Investment Operations	0.30	(0.25)	0.74	1.35	0.80

Dividends from Net Investment Income	–	(0.19)	(0.15)	(0.12)	(0.11)
Distributions from Net Realized Gains	–	(0.30)	–	(0.03)	–

Total Distributions	–	(0.49)	(0.15)	(0.15)	(0.11)

Net Asset Value, End of Period	$ 12.04	$11.74	$12.48	$11.89	$ 10.69

Total Return	2.56%	(1.91)%	6.27%	12.74%	8.12%

Ratios/Supplemental Data
Net Assets End of Period (000)	$10,582	$ 9,004	$ 4,110	$ 1,601	$ 1,205
Ratio of Expenses to Average Net Assets(5)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.27%	1.73%	1.40%	1.63%	1.55%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(5)	1.36%	2.51%	4.66%	7.83%	12.32%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.02%	(0.67)%	(3.15)%	(6.09)%	(10.66)%
Portfolio Turnover Rate	3%	18%	70%	5%	0%

*   For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

(1)	At November 30, 2016, net assets of the Class T Shares represented initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

(2)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Per share data calculated using average shares outstanding method.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include expenses of the investment companies in which the Fund invests.

See	Notes to Financial Statements.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 6 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1, u n l e s s o t h e r w i s e i n d i c a t e d

Target 2040 Fund
Class I	Class T
201	6*	201	6	201	5	201	4	2013(1)	201	6*	2016(2)
Net Asset Value, Beginning of Period	$11.71	$13.05	$12.25	$10.87	$10.00	$11.70	$13.09
Net Investment Income(3)(4)	0.07	0.20	0.16	0.17	0.10	0.08	0.20
Capital gain distributions received from affiliated investments(3)	–	0.03	0.02	0.01	0.02	–	0.03
Realized and Unrealized Gain (Loss) on Investments	0.31	(0.59)	0.79	1.41	0.84	0.30	(0.65)
Total from Investment Operations	0.38	(0.36)	0.97	1.59	0.96	0.38	(0.42)
Dividends from Net Investment Income	–	(0.19)	(0.17)	(0.13)	(0.09)	–	(0.18)
Distributions from Net Realized Gains	–	(0.79)	–	(0.08)	–	–	(0.79)
Total Distributions	–	(0.98)	(0.17)	(0.21)	(0.09)	–	(0.97)
Net Asset Value, End of Period	$12.09	$11.71	$13.05	$12.25	$10.87	$12.08	$11.70

Total Return	3.25%	(2.64)%	8.00%	14.72%	9.74%	3.25%	(3.12)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$3,538	$3,297	$2,409	$ 1,259	$ 1,097	$ 2	$1
Ratio of Expenses to Average Net Assets(5)	0.11%	0.11%	0.11%	0.11%	0.11%	(0.15	)%(6)	0.21%
Ratio of Net Investment Income to Average Net Assets	1.18%	1.70%	1.24%	1.52%	1.42%	1.40%	1.73%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(5)	3.72%	5.24%	6.46%	8.79%	12.34%	3.46%	5.30%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(2.43)%	(3.43)%	(5.11)%	(7.16)%	(10.81)%	(2.21)%	(3.36)%
Portfolio Turnover Rate	4%	27%	103%	7%	0%	4%	27%

* For	the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

(1)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)	Class T commenced operations on April 28, 2015. Prior to September 2, 2015, net assets of this share class represented seed capital; therefore, no information is presented for the 2015 fiscal year.

(3)	Per share data calculated using average shares outstanding method.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	During the six months ended November 30, 2016, a portion of the Fund’s Class T Shares 12b-1 fees were added back to the Class T Shares net asset value of the Target 2040 Fund. Excluding this item, the total return would have been 3.08%, the ratio of expenses to average net assets would have been 0.32% and the ratio of net investment income to average net assets would have been 0.93%.

See Notes to Financial Statements.

Target 2050 Fund
Class I	Class T
201	6*	201	6	201	5	201	4	2013(1)	201	6*	201	6	2015(2)
Net Asset Value, Beginning of Period	$8.59	$13.21	$12.41	$10.93	$10.00	$ 9.63	$13.22	$13.31
Net Investment Income(3)(4)	0.05	0.15	0.18	0.17	0.10	0.03	0.14	–**
Capital gain distributions received from affiliated investments(3)	–	0.01	0.03	0.01	0.01	–	0.01	–
Realized and Unrealized Gain (Loss) on Investments	0.26	(0.53)	0.76	1.49	0.91	0.38	0.29	(0.09)
Total from Investment Operations	0.31	(0.37)	0.97	1.67	1.02	0.41	0.44	(0.09)
Dividends from Net Investment Income	–	(0.22)	(0.17)	(0.13)	(0.09)	–	–	–
Distributions from Net Realized Gains	–	(4.03)	–	**	(0.06)	–	–	(4.03)	–
Total Distributions	–	(4.25)	(0.17)	(0.19)	(0.09)	–	(4.03)	–
Net Asset Value, End of Period	$8.90	$8.59	$13.21	$12.41	$10.93	$10.04	$ 9.63	$13.22

Total Return	3.61%	(2.56)%	7.88%	15.41%	10.28%	4.26%	4.38%	(0.68)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$1,344	$1,166	$1,729	$ 1,350	$ 1,164	$ 3	$ –(5)	$5
Ratio of Expenses to Average Net Assets(6)	0.11%	0.11%	0.11%	0.11%	0.11%	0.49%	0.59%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.10%	1.50%	1.37%	1.48%	1.38%	0.69%	1.05%	(0.28)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(6)	10.02%	14.71%	7.95%	9.27%	12.00%	10.46%	19.44%	5.81%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(8.81)%	(13.10)%	(6.47)%	(7.68)%	(10.51)%	(9.28)%	(17.80)%	(5.44)%
Portfolio Turnover Rate	7%	74%	52%	7%	0%	7%	74%	52%

*   For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

**   Amount represents less than $0.005 per share.

(1) Class	I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2) Class	T commenced operations on April 28, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3) Per	share data calculated using average shares outstanding method.

(4) Recognition	of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5) At	May 31, 2016, net assets of the Class T Shares represented initial seed capital.

(6) Does	not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C  R e t i r e m e n t  I n c o m e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 95.0%
Domestic Equity Funds — 18.9%
PNC Large Cap Growth Fund,
Class I Shares†	7,826	$227
PNC Large Cap Value Fund,
Class I Shares†	10,493	233
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	2,848	67
PNC S&P 500 Index Fund,
Class I Shares†	6,878	118
PNC Small Cap Fund,
Class I Shares†	2,804	65

		710

Fixed Income Funds — 55.9%
Eaton Vance Floating-Rate Fund,
Class I Shares	5,816	52
PNC Bond Fund,
Class I Shares†	81,676	834
PNC High Yield Bond Fund,
Class I Shares†	12,990	98
PNC Limited Maturity Bond Fund,
Class I Shares†	84,800	858
Vanguard Inflation-Protected Securities Fund,
Admiral Shares	9,974	263

		2,105

International Equity Funds — 6.4%
PNC International Equity Fund,
Class I Shares†	10,311	190
Vanguard Emerging Markets Stock Index Fund,
Admiral Shares	1,658	50

		240

Money Market Fund — 12.2%
PNC Government Money Market Fund,
Class I Shares 0.240%† (A)	457,969	458

Real Estate Fund — 1.6%
Vanguard REIT Index Fund,
Admiral Shares	542	62

Total Mutual Funds
(Cost $3,478)		3,575

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 5.0%
Domestic Equity Funds — 4.6%
iShares Select Dividend ETF†	662	$57
SPDR® S&P® Dividend ETF	667	57
WisdomTree LargeCap Dividend Fund	754	59

		173

International Equity Funds — 0.4%
iShares MSCI EAFE Small-Cap ETF†	148	7
Vanguard FTSE All World ex-US Small-Cap ETF	80	8

		15

Total Exchange-Traded Funds
(Cost $149)		188

TOTAL INVESTMENTS — 100.0%
(Cost $3,627)*		3,763

Other Assets & Liabilities – 0.0%		(1)

TOTAL NET ASSETS — 100.0%		$3,762

*	Aggregate cost for Federal income tax purposes is (000) $3,630.

Gross unrealized appreciation (000)	$150
Gross unrealized depreciation (000)	(17)
Net unrealized appreciation (000)	$133

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$188	$–	$–	$188

Mutual Funds	3,575	–	–	3,575

Total Assets - Investments in Securities	$3,763	$–	$–	$3,763

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 2 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 91.2%
Domestic Equity Funds — 24.8%
PNC Large Cap Growth Fund,
Class I Shares†	22,000	$638
PNC Large Cap Value Fund,
Class I Shares†	29,795	662
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	7,573	178
PNC S&P 500 Index Fund,
Class I Shares†	19,375	331
PNC Small Cap Fund,
Class I Shares†	7,497	174

		1,983

Fixed Income Funds — 47.4%
Eaton Vance Floating-Rate Fund,
Class I Shares	16,475	146
PNC Bond Fund,
Class I Shares†	172,880	1,765
PNC High Yield Bond Fund,
Class I Shares†	32,924	249
PNC Limited Maturity Bond Fund,
Class I Shares†	105,588	1,069
Vanguard Inflation-Protected Securities Fund,
Admiral Shares	21,140	558

		3,787

International Equity Funds — 9.4%
PNC International Equity Fund,
Class I Shares†	32,629	603
Vanguard Emerging Markets Stock Index Fund,
Admiral Shares	5,081	152

		755

Money Market Fund — 6.3%
PNC Government Money Market Fund,
Class I Shares 0.240%† (A)	504,031	504

Real Estate Fund — 3.3%
Vanguard REIT Index Fund,
Admiral Shares	2,330	266

Total Mutual Funds
(Cost $7,032)		7,295

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 8.7%
Commodity Fund — 2.8%
PowerShares DB Commodity Index
Tracking Fund*	14,451	$220

Domestic Equity Funds — 5.3%
iShares Select Dividend ETF†	1,636	143
SPDR® S&P® Dividend ETF	1,648	140
WisdomTree LargeCap Dividend Fund	1,836	143

		426

International Equity Funds — 0.6%
iShares MSCI EAFE Small-Cap ETF†	492	24
Vanguard FTSE All World ex-US Small-Cap ETF	261	25

		49

Total Exchange-Traded Funds
(Cost $599)		695

TOTAL INVESTMENTS — 99.9%
(Cost $7,631)**		7,990

Other Assets & Liabilities – 0.1%		4

TOTAL NET ASSETS — 100.0%		$7,994

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $7,704.

Gross unrealized appreciation (000)	$318
Gross unrealized depreciation (000)	(32)
Net unrealized appreciation (000)	$286

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A) The	rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Exchange-Traded Funds	$695	$–	$–	$695
Mutual Funds	7,295	–	–	7,295

Total Assets - Investments in Securities	$7,990	$–	$–	$7,990

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 3 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 87.9%
Domestic Equity Funds — 36.9%
PNC Large Cap Growth Fund,
Class I Shares†	43,692	$1,267
PNC Large Cap Value Fund,
Class I Shares†	58,805	1,306
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	14,565	342
PNC S&P 500 Index Fund,
Class I Shares†	37,712	645
PNC Small Cap Fund,
Class I Shares†	14,753	342

		3,902

Fixed Income Funds — 27.5%
Eaton Vance Floating-Rate Fund,
Class I Shares	21,385	189
PNC Bond Fund,
Class I Shares†	183,918	1,878
PNC High Yield Bond Fund,
Class I Shares†	38,071	288
PNC Limited Maturity Bond Fund,
Class I Shares†	25,655	260
Vanguard Inflation-Protected Securities Fund,
Admiral Shares	11,199	296

		2,911

International Equity Funds — 14.8%
PNC International Equity Fund,
Class I Shares†	65,877	1,218
Vanguard Emerging Markets Stock Index Fund,
Admiral Shares	11,585	347

		1,565

Money Market Fund — 4.9%
PNC Government Money Market Fund,
Class I Shares 0.240%† (A)	515,342	515

Real Estate Fund — 3.8%
Vanguard REIT Index Fund,
Admiral Shares	3,584	409

Total Mutual Funds
(Cost $8,957)		9,302

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 12.1%
Commodity Fund — 3.0%
PowerShares DB Commodity Index
Tracking Fund*	20,622	$314

Domestic Equity Funds — 7.7%
iShares Select Dividend ETF†	3,111	271
SPDR® S&P® Dividend ETF	3,194	272
WisdomTree LargeCap Dividend Fund	3,442	269

		812

International Equity Funds — 1.4%
iShares MSCI EAFE Small-Cap ETF†	1,536	76
Vanguard FTSE All World ex-US Small-Cap ETF	806	76

		152

Total Exchange-Traded Funds
(Cost $1,147)		1,278

TOTAL INVESTMENTS — 100.0%
(Cost $10,104)**		10,580

Other Assets & Liabilities – 0.0%		2

TOTAL NET ASSETS — 100.0%		$10,582

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $10,114.

Gross unrealized appreciation (000)	$517
Gross unrealized depreciation (000)	(51)
Net unrealized appreciation (000)	$466

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A) The	rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Exchange-Traded Funds	$1,278	$–	$–	$1,278
Mutual Funds	9,302	–	–	9,302

Total Assets - Investments in Securities	$10,580	$–	$–	$10,580

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 4 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 84.8%
Domestic Equity Funds — 45.0%
PNC Large Cap Growth Fund,
Class I Shares†	18,213	$528
PNC Large Cap Value Fund,
Class I Shares†	24,030	534
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	5,632	133
PNC S&P 500 Index Fund,
Class I Shares†	15,483	265
PNC Small Cap Fund,
Class I Shares†	5,803	134

		1,594

Fixed Income Funds — 13.4%
Eaton Vance Floating-Rate Fund,
Class I Shares	4,378	39
PNC Bond Fund,
Class I Shares†	34,673	354
PNC High Yield Bond Fund,
Class I Shares†	7,442	56
Vanguard Inflation-Protected Securities Fund,
Admiral Shares	939	25

		474

International Equity Funds — 19.4%
PNC International Equity Fund,
Class I Shares†	28,381	525
Vanguard Emerging Markets Stock Index Fund,
Admiral Shares	5,355	160

		685

Money Market Fund — 3.5%
PNC Government Money Market Fund,
Class I Shares 0.240%† (A)	123,739	124

Real Estate Fund — 3.5%
Vanguard REIT Index Fund,
Admiral Shares	1,096	125

Total Mutual Funds
(Cost $2,831)		3,002

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 15.3%
Commodity Fund — 3.0%
PowerShares DB Commodity Index
Tracking Fund*	7,028	$107

Domestic Equity Funds — 9.8%
iShares Select Dividend ETF†	1,321	115
SPDR® S&P® Dividend ETF	1,351	115
WisdomTree LargeCap Dividend Fund	1,480	116

		346

International Equity Funds — 2.5%
iShares MSCI EAFE Small-Cap ETF†	892	44
Vanguard FTSE All World ex-US Small-Cap ETF	469	44

		88

Total Exchange-Traded Funds
(Cost $467)		541

TOTAL INVESTMENTS — 100.1%
(Cost $3,298)**		3,543

Other Assets & Liabilities – (0.1)%		(3)

TOTAL NET ASSETS — 100.0%		$3,540

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $3,314.

Gross unrealized appreciation (000)	$240
Gross unrealized depreciation (000)	(11)
Net unrealized appreciation (000)	$229

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A) The	rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Exchange-Traded Funds	$541	$–	$–	$541
Mutual Funds	3,002	–	–	3,002

Total Assets - Investments in Securities	$3,543	$–	$–	$3,543

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 5 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 83.8%
Domestic Equity Funds — 48.3%
PNC Large Cap Growth Fund,
Class I Shares†	7,401	$215
PNC Large Cap Value Fund,
Class I Shares†	9,781	217
PNC Multi-Factor Small Cap Core Fund,
Class I Shares†	2,358	55
PNC S&P 500 Index Fund,
Class I Shares†	6,282	107
PNC Small Cap Fund,
Class I Shares†	2,400	56

		650

Fixed Income Funds — 8.0%
Eaton Vance Floating-Rate Fund,
Class I Shares	852	7
PNC Bond Fund,
Class I Shares†	7,942	81
PNC High Yield Bond Fund,
Class I Shares†	1,703	13
Vanguard Inflation-Protected Securities Fund,
Admiral Shares	262	7

		108

International Equity Funds — 21.1%
PNC International Equity Fund,
Class I Shares†	11,720	217
Vanguard Emerging Markets Stock Index Fund,
Admiral Shares	2,262	68

		285

Money Market Fund — 3.1%
PNC Government Money Market Fund,
Class I Shares 0.240%† (A)	41,427	41

Real Estate Fund — 3.3%
Vanguard REIT Index Fund,
Admiral Shares	396	45

Total Mutual Funds
(Cost $1,057)		1,129

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 16.4%
Commodity Fund — 3.1%
PowerShares DB Commodity Index
Tracking Fund*	2,687	$41

Domestic Equity Funds — 10.5%
iShares Select Dividend ETF†	538	47
SPDR® S&P® Dividend ETF	559	48
WisdomTree LargeCap Dividend Fund	609	47

		142

International Equity Funds — 2.8%
iShares MSCI EAFE Small-Cap ETF†	386	19
Vanguard FTSE All World ex-US Small-Cap ETF	202	19

		38

Total Exchange-Traded Funds
(Cost $189)		221

TOTAL INVESTMENTS — 100.2%
(Cost $1,246)**		1,350

Other Assets & Liabilities – (0.2)%		(3)

TOTAL NET ASSETS — 100.0%		$1,347

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $1,246.

Gross unrealized appreciation (000)	$106
Gross unrealized depreciation (000)	(2)
Net unrealized appreciation (000)	$104

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$221	$–	$–	$221

Mutual Funds	1,129	–	–	1,129

Total Assets - Investments in Securities	$1,350	$–	$–	$1,350

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Retirement Income Fund	Target 2020 Fund	Target 2030 Fund

ASSETS
Investments in non-affiliates at value	$551	$1,650	$2,172
Investments in affiliates at value	3,212	6,340	8,408

Total Investments at value	3,763	7,990	10,580

Receivable for shares of beneficial interest issued	–	1	–
Dividends and interest receivable	3	7	6
Receivable from Adviser	11	11	11
Prepaid expenses	8	8	9
Other assets	–	–	1

Total Assets	3,785	8,017	10,607

LIABILITIES
Administration fees payable	4	4	4
Custodian fees payable	3	3	3
Transfer agent fees payable	3	3	3
Trustees’ deferred compensation payable	–	–	1
Trustees’ fees payable	3	3	3
Other liabilities	10	10	11

Total Liabilities	23	23	25

TOTAL NET ASSETS	$3,762	$7,994	$10,582

Investments in non-affiliates at cost	$504	$1,528	$2,052
Investments in affiliates at cost	3,123	6,103	8,052

Total Investments at cost	$3,627	$7,631	10,104

NET ASSETS:
Paid-in Capital (Unlimited Authorization — No Par Value)	$3,616	$7,666	$10,061
Undistributed (Distributions in Excess of) Net Investment Income	4	88	86
Accumulated Net Realized Gain (Loss) on Investments	6	(119)	(41)
Net Unrealized Appreciation/Depreciation on Investments	136	359	476

Total Net Assets	$3,762	$7,994	$10,582

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$3,761,745	$7,994,157	$10,581,676

Class I shares outstanding	372,435	713,104	878,542

Net Asset Value, Offering and Redemption Price Per Share	$10.10	$11.21	$12.04

Net assets applicable to Class T(1)	$10.33	$10.00	$10.20

Class T shares outstanding	0.996	0.895	0.828

Net Asset Value and Redemption Price Per Share	$10.37	$11.17	$12.32

Maximum Offering Price Per Share(2)	$10.75	$11.58	$12.77

Maximum Sales Charge Per Share	3.50%	3.50%	3.50%

(1)

At November 30, 2016, net assets of the Class T Shares of the Retirement Income Fund, the Target 2020 Fund and the Target 2030 Fund represented initial seed capital. There was no other shareholder activity in this share class for Retirement Income Fund and Target 2030 Fund during the reporting period.

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

	Target 2040 Fund	Target 2050 Fund

ASSETS
Investments in non-affiliates at value	$731	$282
Investments in affiliates at value	2,812	1,068

Total Investments at value	3,543	1,350

Dividends and interest receivable	1	–
Receivable from Adviser	11	11
Prepaid expenses	9	9

Total Assets	3,564	1,370

LIABILITIES
Administration fees payable	4	4
Custodian fees payable	3	3
Transfer agent fees payable	3	3
Trustees’ fees payable	4	4
Other liabilities	10	9

Total Liabilities	24	23

TOTAL NET ASSETS	$3,540	$1,347

Investments in non-affiliates at cost	$676	$256
Investments in affiliates at cost	2,622	990

Total Investments at cost	$3,298	$1,246

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$3,285	$1,222
Undistributed (Distributions in Excess of) Net Investment Income	22	8
Accumulated Net Realized Gain (Loss) on Investments	(12)	13
Net Unrealized Appreciation/Depreciation on Investments	245	104

Total Net Assets	$3,540	$1,347

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$3,538,005	$1,344,144

Class I shares outstanding	292,714	151,108

Net Asset Value, Offering and Redemption Price Per Share	$12.09	$8.90

Net assets applicable to Class T	$1,572	$2,883

Class T shares outstanding	130.10	287.11

Net Asset Value and Redemption Price Per Share	$12.08	$10.04

Maximum Offering Price Per Share(1)	$12.52	$10.40

Maximum Sales Charge Per Share	3.50%	3.50%

(1)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Retirement Income Fund	Target 2020 Fund
Investment Income:
Dividends from unaffiliated investments	$5	$15
Dividends from affiliated investments(1)	19	41
Total Investment Income	24	56
Expenses:
Administration fees	18	18
Transfer agent fees	10	10
Custodian fees	7	7
Professional fees	15	15
Printing and shareholder reports	1	1
Registration and filing fees	9	11
Trustees’ fees	4	4
Miscellaneous	–	1
Total Expenses	64	67
Less:
Adviser expense reimbursement(1)	(62)	(63)
Net Expenses	2	4
Net Investment Income (Loss)	22	52
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments sold	3	2
Net realized gain (loss) on affiliated investments sold(1)	–	1
Net change in unrealized appreciation/depreciation on unaffiliated investments	8	27
Net change in unrealized appreciation/depreciation on affiliated investments	11	58
Net Gain (Loss) on Investments	22	88
Net Increase (Decrease) in Net Assets Resulting from Operations	$44	$140

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Target 2030 Fund	Target 2040 Fund	Target 2050 Fund

$23	$8	$4
46	14	4
69	22	8

18	18	18
10	10	10
7	7	7
15	15	15
1	1	1
11	9	8
5	3	4
1	1	–
68	64	63

(63)	(62)	(62)
5	2	1
64	20	7

(9)	(5)	–
(1)	–	(1)
56	26	9
139	70	28
185	91	36
$249	$111	$43

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S   ( 0 0 0 )  ( U n a u d i t e d )

	Retirement Income Fund		Target 2020 Fund
	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016
Investment Activities:
Net investment income (loss)	$22	$36	$52	$92
Net realized gain (loss) on investments sold and capital gain distributions received from affiliated investments	3	9	3	(104)
Net change in unrealized appreciation/depreciation on investments	19	34	85	171
Net increase (decrease) in net assets resulting from operations	44	79	140	159
Dividends to Shareholders:
Dividends from net investment income:
Class I	(22)	(35)	–	(71)
Distributions from net realized gains:
Class I	–	(57)	–	(91)
Total dividends and distributions	(22)	(92)	–	(162)
Share Transactions:
Proceeds from shares issued:
Class I	112	3,587	346	6,631
Class T	–	–	–	3
Reinvestment of dividends and distributions:
Class I	22	93	–	162
Total proceeds from shares issued and reinvested	134	3,680	346	6,796
Value of shares redeemed:
Class I	(87)	(2,591)	(799)	(2,035)
Class T	–	–	(3)	–
Total value of shares redeemed	(87)	(2,591)	(802)	(2,035)
Increase (decrease) in net assets from share transactions	47	1,089	(456)	4,761
Total increase (decrease) in net assets	69	1,076	(316)	4,758
Net Assets:
Beginning of period	3,693	2,617	8,310	3,552
End of period*	$3,762	$3,693	$7,994	$8,310

*Including undistributed (distributions in excess of) net investment income	$4	$4	$88	$36

See Notes to Financial Statements.

Target 2030 Fund		Target 2040 Fund		Target 2050 Fund
For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016

$64	$111	$20	$45	$7	$14

(10)	(36)	(5)	(3)	(1)	103

195	62	96	(54)	37	(119)

249	137	111	(12)	43	(2)

–	(93)	–	(41)	–	(14)

–	(145)	–	(169)	–	(257)
–	(238)	–	(210)	–	(271)

1,539	5,422	458	1,614	262	642
–	–	–	2	3	–

–	238	–	210	–	270
1,539	5,660	458	1,826	265	912

(210)	(665)	(327)	(715)	(127)	(1,202)
–	–	–	–	–	(5)
(210)	(665)	(327)	(715)	(127)	(1,207)
1,329	4,995	131	1,111	138	(295)
1,578	4,894	242	889	181	(568)

9,004	4,110	3,298	2,409	1,166	1,734
$10,582	$9,004	$3,540	$3,298	$1,347	$1,166

$86	$22	$22	$2	$8	$1

See Notes to Financial Statements.

P N C  E q u i t y  F u n ds

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the PNC Equity Funds as of November 30, 2016.

Balanced Allocation Fund

Common Stocks	30.7%
Corporate Bonds	15.3
Exchange-Traded Funds	15.1
U.S. Treasury Obligations	12.5
U.S. Government Agency Mortgage-Backed Obligations	11.2
Foreign Common Stocks	9.6
Money Market Fund	3.0
Asset-Backed Securities	2.2
Master Limited Partnerships	0.2
Transportation Revenue Bond	0.2
100.0%

International Equity Fund

United Kingdom	14.1%
Germany	12.8
Japan	10.7
France	5.4
Switzerland	4.7
Norway	4.0
Thailand	3.4
Sweden	3.3
Twenty Seven Other Countries	36.2
Money Market Fund	5.4
100.0%

International Growth Fund

Japan	15.3%
Germany	10.4
United Kingdom	10.3
Switzerland	8.2
China	4.8
Hong Kong	4.5
Australia	3.7
Ireland	3.7
Twenty One Other Countries	36.0
Money Market Fund	2.1
Exchange-Traded Fund	1.0
100.0%

Large Cap Core Fund

Information Technology	17.9%
Financials	16.7
Consumer Discretionary	14.0
Healthcare	12.7
Industrials	11.4
Consumer Staples	9.0
Energy	6.1
Materials	4.0
Utilities	2.7
Real Estate Investment Trusts	2.0
Telecommunication Services	1.8
Exchange-Traded Fund	1.5
Money Market Fund	0.2
100.0%

Large Cap Growth Fund

Information Technology	29.8%
Consumer Discretionary	22.2
Healthcare	14.5
Industrials	13.5
Consumer Staples	9.3
Materials	5.2
Financials	2.8
Exchange-Traded Fund	1.2
Real Estate Investment Trust	0.9
Money Market Fund	0.6
100.0%

Large Cap Value Fund

Financials	27.2%
Energy	13.3
Industrials	11.0
Healthcare	10.1
Information Technology	9.6
Consumer Staples	7.2
Consumer Discretionary	5.8
Utilities	5.1
Materials	3.4
Telecommunication Services	2.5
Real Estate Investment Trusts	2.2
Exchange-Traded Fund	1.5
Money Market Fund	1.1
100.0%

Mid Cap Index Fund

Information Technology	16.4%
Financials	15.4
Industrials	14.3
Consumer Discretionary	11.3
Real Estate Investment Trusts	11.1
Healthcare	7.6
Materials	7.4
Utilities	5.1
Consumer Staples	4.1
Energy	3.9
Money Market Fund	2.1
Exchange-Traded Fund	1.1
Telecommunication Services	0.2
100.0%

Multi-Factor Small Cap Core Fund

Information Technology	19.1%
Financials	18.8
Healthcare	12.9
Industrials	12.6
Consumer Discretionary	10.9
Materials	6.1
Real Estate Investment Trusts	5.0
Money Market Fund	4.8
Consumer Staples	3.0
Utilities	2.9
Master Limited Partnerships	1.7
Energy	1.1
Telecommunication Services	1.1
100.0%

Multi-Factor Small Cap Growth Fund

Healthcare	24.1%
Information Technology	22.4
Industrials	16.6
Consumer Discretionary	15.8
Materials	6.3
Financials	5.3
Real Estate Investment Trusts	3.5
Consumer Staples	2.8
Energy	1.3
Utilities	1.0
Telecommunication Services	0.8
Money Market Fund	0.1
100.0%

Multi-Factor Small Cap Value Fund

Financials	31.9%
Industrials	15.2
Information Technology	12.8
Real Estate Investment Trusts	9.1
Consumer Discretionary	7.8
Utilities	5.9
Materials	4.3
Consumer Staples	3.6
Healthcare	2.9
Energy	2.4
Telecommunication Services	1.7
Master Limited Partnership	1.5
Money Market Fund	0.9
100.0%

S&P 500 Index Fund

Information Technology	19.6%
Financials	15.4
Healthcare	13.4
Consumer Discretionary	12.3
Industrials	10.7
Consumer Staples	9.2
Energy	7.5
Utilities	3.1
Materials	2.9
Real Estate Investment Trusts	2.8
Telecommunication Services	2.5
Money Market Fund	0.6
100.0%

Small Cap Fund

Financials	32.3%
Industrials	21.4
Consumer Discretionary	15.6
Information Technology	10.2
Healthcare	6.5
Money Market Fund	4.5
Materials	4.2
Real Estate Investment Trusts	3.3
Consumer Staples	1.1
Energy	0.9
100.0%

Small Cap Index Fund

Exchange-Traded Fund	91.2%
Money Market Fund	8.6
Healthcare	0.1
Real Estate Investment Trust	0.1
Telecommunication Services	–*
Energy	–*
Rights	–*
Warrants	–*
100.0%
* Amount represents less than 0.1%.

P N C  E q u i t y  F u n d s

E X P E N S E  T A B L E S       ( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the six-month period (June 1, 2016 to November 30, 2016).

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire six-month period (June 1, 2016 to November 30, 2016).

The Expense Table for your Fund illustrates your Fund’s costs in two ways.

●

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

●

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the SEC requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/16	Ending Account Value 11/30/16	Annual- ized Expense Ratio	Expenses Paid During Period(1)

Balanced Allocation Fund
Actual
Class I	$1,000.00	$1,014.19	0.95%	$4.80
Class A	1,000.00	1,012.76	1.23	6.19
Class C	1,000.00	1,009.35	1.91	9.62
Class T	1,000.00	1,014.61	0.93	4.70
Hypothetical(2)
Class I	1,000.00	1,020.31	0.95	4.81
Class A	1,000.00	1,018.92	1.23	6.20
Class C	1,000.00	1,015.50	1.91	9.65
Class T	1,000.00	1,020.40	0.93	4.72

International Equity Fund
Actual
Class I	$1,000.00	$ 994.07	0.98%	$4.88
Class A	1,000.00	992.95	1.28	6.40
Class C	1,000.00	989.24	1.96	9.79
Hypothetical(2)
Class I	1,000.00	1,020.18	0.98	4.94
Class A	1,000.00	1,018.64	1.28	6.49
Class C	1,000.00	1,015.23	1.96	9.92

	Beginning Account Value 06/01/16	Ending Account Value 11/30/16	Annual- ized Expense Ratio	Expenses Paid During Period(1)

International Growth Fund
Actual
Class I	$1,000.00	$ 955.73	0.85%	$4.17
Class A	1,000.00	956.66	0.99	4.87
Hypothetical(2)
Class I	1,000.00	1,020.81	0.85	4.31
Class A	1,000.00	1,020.09	0.99	5.02

Large Cap Core Fund
Actual
Class I	$1,000.00	$1,035.04	0.90%	$4.59
Class A	1,000.00	1,033.59	1.18	6.03
Class C	1,000.00	1,030.17	1.88	9.58
Hypothetical(2)
Class I	1,000.00	1,020.56	0.90	4.56
Class A	1,000.00	1,019.14	1.18	5.99
Class C	1,000.00	1,015.63	1.88	9.51

(1)  Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(2)  Assumes annual return of 5% before expenses.

	Beginning Account Value 06/01/16	Ending Account Value 11/30/16	Annualized Expense Ratio	Expenses Paid During Period(1)

Large Cap Growth Fund
Actual
Class I	$1,000.00	$1,020.05	0.90%	$4.55
Class A	1,000.00	1,018.28	1.20	6.05
Class C	1,000.00	1,015.01	1.84	9.31
Hypothetical(2)
Class I	1,000.00	1,020.56	0.90	4.55
Class A	1,000.00	1,019.07	1.20	6.05
Class C	1,000.00	1,015.82	1.84	9.32

Large Cap Value Fund
Actual
Class I	$1,000.00	$1,043.47	0.90%	$4.61
Class A	1,000.00	1,041.66	1.20	6.12
Class C	1,000.00	1,038.58	1.79	9.15
Hypothetical(2)
Class I	1,000.00	1,020.56	0.90	4.55
Class A	1,000.00	1,019.08	1.20	6.05
Class C	1,000.00	1,016.09	1.79	9.05

Mid Cap Index Fund
Actual
Class I	$1,000.00	$1,099.50	0.25%	$1.32
Class R4	1,000.00	1,097.53	0.40	2.10
Hypothetical(2)
Class I	1,000.00	1,023.82	0.25	1.27
Class R4	1,000.00	1,023.06	0.40	2.03

Multi-Factor Small Cap Core Fund
Actual
Class I	$1,000.00	$1,149.56	0.85%	$4.60
Class A	1,000.00	1,147.71	1.15	6.19
Class C(3)	1,000.00	1,066.07	1.83	3.06
Hypothetical(2)
Class I	1,000.00	1,020.79	0.85	4.32
Class A	1,000.00	1,019.30	1.15	5.82
Class C(3)	1,000.00	1,008.08	1.83	2.97

	Beginning Account Value 06/01/16	Ending Account Value 11/30/16	Annualized Expense Ratio	Expenses Paid During Period(1)

Multi-Factor Small Cap Growth Fund
Actual
Class I	$1,000.00	$1,094.69	0.86%	$4.49
Class A	1,000.00	1,093.31	1.15	6.05
Class C	1,000.00	1,089.27	1.85	9.71
Hypothetical(2)
Class I	1,000.00	1,020.78	0.86	4.33
Class A	1,000.00	1,019.29	1.15	5.83
Class C	1,000.00	1,015.78	1.85	9.36

Multi-Factor Small Cap Value Fund
Actual
Class I	$1,000.00	$1,160.90	0.86%	$4.64
Class A	1,000.00	1,159.39	1.15	6.21
Class C	1,000.00	1,154.74	1.81	9.77
Hypothetical(2)
Class I	1,000.00	1,020.78	0.86	4.34
Class A	1,000.00	1,019.32	1.15	5.81
Class C	1,000.00	1,016.00	1.81	9.14

S&P 500 Index Fund
Actual
Class I	$1,000.00	$1,059.28	0.20%	$1.03
Class A	1,000.00	1,057.43	0.45	2.30
Class C	1,000.00	1,054.14	1.19	6.12
Class R4	1,000.00	1,058.42	0.35	1.81
Class R5	1,000.00	1,059.02	0.25	1.29
Hypothetical(2)
Class I	1,000.00	1,024.07	0.20	1.01
Class A	1,000.00	1,022.84	0.45	2.26
Class C	1,000.00	1,019.11	1.19	6.01
Class R4	1,000.00	1,023.31	0.35	1.78
Class R5	1,000.00	1,023.82	0.25	1.27

Small Cap Fund
Actual
Class I	$1,000.00	$1,099.20	0.99%	$ 5.20
Class A	1,000.00	1,097.85	1.25	6.58
Class C	1,000.00	1,093.64	1.98	10.41
Hypothetical(2)
Class I	1,000.00	1,020.11	0.99	5.01
Class A	1,000.00	1,018.79	1.25	6.34
Class C	1,000.00	1,015.12	1.98	10.02

Small Cap Index Fund
Actual
Class I	$1,000.00	$1,143.28	0.25%	$1.34
Class R4	1,000.00	1,143.28	0.45	2.42
Hypothetical(2)
Class I	1,000.00	1,023.82	0.25	1.26
Class R4	1,000.00	1,022.81	0.45	2.28

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(2) Assumes annual return of 5% before expenses.

(3) Actual expense calculation for Class C Shares of Multi-Factor Small Cap Core Fund is based on expenses since re-commencement of operations (October 3, 2016) and Hypothetical Expense calculation for the share class assumes the share class has been in existence for 183 days, and is based on expenses since June 1, 2016.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 6 ,

a n d  f o r  t h e  Y e a r s  E n d e d  M a y  3 1 ,

u n l e s s  o t h e r w i s e  i n d i c a t e d

Balanced Allocation Fund
Class I	Class A

2016	*	201	6	201	5	201	4	201	3	2012	2016	*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$12.78	$13.81	$13.29	$12.02	$10.47	$10.74	$12.82	$13.85	$13.34	$12.04	$10.51	$10.77
Net Investment Income(1)	0.09	0.20	0.18	0.17	0.15	0.17	0.07	0.16	0.14	0.14	0.12	0.15
Realized and Unrealized Gain (Loss) on Investments	0.09	(0.41)	0.53	1.27	1.56	(0.26)	0.09	(0.41)	0.53	1.30	1.54	(0.26)
Total from Investment Operations	0.18	(0.21)	0.71	1.44	1.71	(0.09)	0.16	(0.25)	0.67	1.44	1.66	(0.11)
Payment by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)
Contributions of Capital by Affiliate(1)	–	–	–	–	**(3)	–	–	–	–	–	–	**(3)	–	–
Dividends from Net Investment Income	(0.14)	(0.22)	(0.19)	(0.17)	(0.16)	(0.18)	(0.11)	(0.18)	(0.16)	(0.14)	(0.13)	(0.15)
Distributions from Net Realized Gains	(0.08)	(0.60)	–	–	–	–	(0.08)	(0.60)	–	–	–	–
Total Distributions	(0.22)	(0.82)	(0.19)	(0.17)	(0.16)	(0.18)	(0.19)	(0.78)	(0.16)	(0.14)	(0.13)	(0.15)
Net Asset Value, End of Period	$12.74	$12.78	$13.81	$13.29	$12.02	$10.47	$12.79	$12.82	$13.85	$13.34	$12.04	$10.51

Total Return†	1.42%	(1.43)%	5.43%	12.14%	16.43%	(0.75	)%(2)	1.28%	(1.69)%	5.08%	12.04%	15.93%	(0.95	)%(2)
Ratios/Supplemental Data
Net Assets End of Period (000)	$21,126	$48,965	$54,649	$57,001	$50,513	$45,922	$9,045	$9,559	$10,330	$10,822	$10,513	$10,439
Ratio of Expenses to Average Net Assets	0.95%	0.97%	1.00%	1.00%	1.00%	1.00%	1.23%	1.24%	1.28%	1.20	%(4)	1.29%	1.20	%(5)
Ratio of Net Investment Income to Average Net Assets	1.42%	1.52%	1.35%	1.32%	1.32%	1.64%	1.15%	1.25%	1.07%	1.13	%(4)	1.04%	1.41	%(5)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.33%	1.33%	1.15%	1.15%	1.19%	1.12%	1.61%	1.60%	1.43%	1.43%	1.48%	1.42%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.04%	1.16%	1.20%	1.17%	1.13%	1.52%	0.77%	0.89%	0.92%	0.90%	0.85%	1.19%
Portfolio Turnover Rate	46%	64%	43%	55%	62%	63%	46%	64%	43%	55%	62%	63%

Balanced Allocation Fund
Class C	Class T
2016	*	201	6	201	5	201	4	201	3	2012	2016	*	2016(6)
Net Asset Value, Beginning of Period	$12.62	$13.64	$13.16	$11.91	$10.41	$10.67	$12.87	$13.78
Net Investment Income(1)	0.03	0.07	0.05	0.05	0.04	0.06	0.09	0.19
Realized and Unrealized Gain (Loss) on Investments	0.09	(0.40)	0.53	1.27	1.53	(0.25)	0.10	(0.30)
Total from Investment Operations	0.12	(0.33)	0.58	1.32	1.57	(0.19)	0.19	(0.11)
Payment by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–
Contributions of Capital by Affiliate(1)	–	–	–	–	**(3)	–	–	–	–
Dividends from Net Investment Income	(0.05)	(0.09)	(0.10)	(0.07)	(0.07)	(0.07)	(0.11)	(0.20)
Distributions from Net Realized Gains	(0.08)	(0.60)	–	–	–	–	(0.08)	(0.60)
Total Distributions	(0.13)	(0.69)	(0.10)	(0.07)	(0.07)	(0.07)	(0.19)	(0.80)
Net Asset Value, End of Period	$12.61	$12.62	$13.64	$13.16	$11.91	$10.41	$12.87	$12.87

Total Return†	0.94%	(2.31)%	4.42%	11.10%	15.18%	(1.73	)%(2)	1.46%	(0.69)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$632	$614	$688	$794	$839	$798	$1	$1
Ratio of Expenses to Average Net Assets	1.91%	1.91%	1.96%	1.95	%(4)	2.00%	2.00%	0.93%	0.97%
Ratio of Net Investment Income to Average Net Assets	0.44%	0.57%	0.39%	0.39	%(4)	0.32%	0.61%	1.42%	1.50%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.27%	2.27%	2.11%	2.12%	2.19%	2.13%	1.28%	1.38%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.08%	0.21%	0.24%	0.22%	0.13%	0.48%	1.07%	1.09%
Portfolio Turnover Rate	46%	64%	43%	55%	62%	63%	46%	64%

*	For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.08% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(5)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(6)

Class T Shares commenced operations on April 28, 2015. Prior to November 18, 2015, net assets of this share class represented initial seed capital; therefore, no information is presented for the 2015 fiscal year.

See Notes to Financial Statements.

International Equity Fund
Class I	Class A

2016	*	201	6	201	5	201	4	201	3	2012	2016	*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$18.58	$20.61	$20.45	$17.12	$12.99	$16.30	$18.42	$20.45	$20.31	$17.00	$12.90	$16.15
Net Investment Income (Loss)(1)	0.02	0.24	0.30	0.26	0.22	0.18	(0.01)	0.21	0.24	0.23	0.17	0.14
Realized and Unrealized Gain (Loss) on Investments	(0.13)	(1.90)	0.13	3.36	4.04	(3.31)	(0.12)	(1.91)	0.12	3.32	4.02	(3.26)
Total from Investment Operations	(0.11)	(1.66)	0.43	3.62	4.26	(3.13)	(0.13)	(1.70)	0.36	3.55	4.19	(3.12)
Payment by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)
Contributions of Capital by Affiliate(1)	–	–	–	–	**(3)	–	–	**(4)	–	–	–	–	**(3)	–	–	**(4)
Dividends from Net Investment Income	–	(0.37)	(0.27)	(0.29)	(0.13)	(0.18)	–	(0.33)	(0.22)	(0.24)	(0.09)	(0.13)
Total Distributions	–	(0.37)	(0.27)	(0.29)	(0.13)	(0.18)	–	(0.33)	(0.22)	(0.24)	(0.09)	(0.13)
Net Asset Value, End of Period	$18.47	$18.58	$20.61	$20.45	$17.12	$12.99	$18.29	$18.42	$20.45	$20.31	$17.00	$12.90

Total Return†	(0.59)%	(8.02)%	2.25%	21.26%	32.92%	(19.18	)%(2)(4)	(0.71)%	(8.31)%	1.85%	20.96%	32.52%	(19.30	)%(2)(4)
Ratios/Supplemental Data
Net Assets End of Period (000)	$778,678	$769,692	$631,411	$591,650	$378,076	$301,919	$39,449	$33,483	$18,963	$13,920	$8,867	$7,757
Ratio of Expenses to Average Net Assets	0.98%	0.98%	0.98%	1.04%	1.21%	1.23%	1.28%	1.27%	1.27%	1.23	%(5)	1.51%	1.42	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.24%	1.31%	1.49%	1.33%	1.45%	1.26%	(0.07)%	1.15%	1.23%	1.22	%(5)	1.12%	0.97	%(6)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.06%	1.06%	1.09%	1.18%	1.21%	1.23%	1.36%	1.35%	1.38%	1.47%	1.51%	1.53%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	0.16%	1.23%	1.38%	1.19%	1.45%	1.26%	(0.15)%	1.07%	1.12%	0.98%	1.12%	0.86%
Portfolio Turnover Rate	14%	19%	29%	31%	34%	31%	14%	19%	29%	31%	34%	31%

International Equity Fund
Class C
2016	*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$17.66	$19.64	$19.54	$16.40	$12.46	$15.59
Net Investment Income (Loss)(1)	(0.06)	0.06	0.13	0.23	0.05	0.03
Realized and Unrealized Gain (Loss) on Investments	(0.13)	(1.80)	0.10	3.06	3.89	(3.15)
Total from Investment Operations	(0.19)	(1.74)	0.23	3.29	3.94	(3.12)
Payment by Affiliate(1)	–	–	–	–	–	–	**(2)
Contributions of Capital by Affiliate(1)	–	–	–	–	**(3)	–	–	**(4)
Dividends from Net Investment Income	–	(0.24)	(0.13)	(0.15)	–	(0.01)
Total Distributions	–	(0.24)	(0.13)	(0.15)	–	(0.01)
Net Asset Value, End of Period	$17.47	$17.66	$19.64	$19.54	$16.40	$12.46

Total Return†	(1.08)%	(8.87)%	1.32%	20.17%	31.62%	(19.98	)%(2)(4)
Ratios/Supplemental Data
Net Assets End of Period (000)	$2,787	$3,126	$2,566	$1,662	$350	$313
Ratio of Expenses to Average Net Assets	1.96%	1.90%	1.88%	1.89	%(5)	2.21%	2.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.73)%	0.35%	0.66%	1.21	%(5)	0.38%	0.19%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.04%	1.98%	1.99%	2.10%	2.21%	2.23%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.81)%	0.27%	0.55%	1.00%	0.38%	0.19%
Portfolio Turnover Rate	14%	19%	29%	31%	34%	31%

*	For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(4)

During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(5)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.09% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(6)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 6 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	International Growth Fund(1)
	Class I		Class A
	2016*	2016	2016*	2016
Net Asset Value, Beginning of Period	$10.92	$10.00	$10.91	$10.00
Net Investment Income (Loss)(2)	0.01	0.06	–**	0.06
Realized and Unrealized Gain (Loss) on Investments	(0.49)	0.86	(0.47)	0.85
Total from Investment Operations	(0.48)	0.92	(0.47)	0.91
Dividends from Net Investment Income	(0.09)	–	(0.08)	–
Distributions from Net Realized Gains	(0.02)	–	(0.02)	–
Total Distributions	(0.11)		(0.10)
Net Asset Value, End of Period	$10.33	$10.92	$10.34	$10.91

Total Return†	(4.43)%	9.20%	(4.33)%	9.10%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 3,131	$ 3,273	$ 31	$ 22
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.99%	1.12%
Ratio of Net Investment Income to Average Net Assets	0.19%	2.41%	0.01%	2.14%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	4.49%	6.48%	4.67%	6.75%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(3.45)%	(3.22)%	(3.67)%	(3.49)%
Portfolio Turnover Rate	28%	8%	28%	8%

*	For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	International Growth Fund commenced operations on February 29, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

Large Cap Core Fund
Class I	Class A

2016	*	201	6	201	5	201	4	201	3	2012	2016	*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$17.20	$17.52	$15.11	$12.82	$10.79	$10.96	$16.83	$17.15	$14.81	$12.56	$10.57	$10.73
Net Investment Income (Loss)(1)	0.09	0.21	0.14	0.12	0.15	0.12	0.07	0.16	0.09	0.10	0.11	0.10
Realized and Unrealized Gain (Loss) on Investments	0.51	(0.34)	2.41	2.30	2.02	(0.17)	0.49	(0.32)	2.36	2.24	1.99	(0.17)
Total from Investment Operations	0.60	(0.13)	2.55	2.42	2.17	(0.05)	0.56	(0.16)	2.45	2.34	2.10	(0.07)
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–
Dividends from Net Investment Income	(0.10)	(0.19)	(0.14)	(0.13)	(0.14)	(0.12)	(0.07)	(0.16)	(0.11)	(0.09)	(0.11)	(0.09)
Total Distributions	(0.10)	(0.19)	(0.14)	(0.13)	(0.14)	(0.12)	(0.07)	(0.16)	(0.11)	(0.09)	(0.11)	(0.09)
Net Asset Value, End of Period	$17.70	$17.20	$17.52	$15.11	$12.82	$10.79	$17.32	$16.83	$17.15	$14.81	$12.56	$10.57

Total Return†	3.50%	(0.74)%	16.96%	19.00%	20.21%	(0.46)%	3.36%	(0.95)%	16.61%	18.74%	19.92%	(0.67)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$19,417	$24,315	$23,527	$21,865	$26,530	$17,840	$2,879	$3,674	$2,860	$2,784	$2,705	$2,596
Ratio of Expenses to Average Net Assets	0.90%	0.91%	0.94%	0.94%	0.94%	0.94%	1.18%	1.18%	1.21%	1.11	%(3)	1.22%	1.13	%(4)
Ratio of Net Investment Income to Average Net Assets	1.05%	1.26%	0.84%	0.89%	1.25%	1.13%	0.78%	0.94%	0.57%	0.71	%(3)	0.95%	0.92	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.35%	1.29%	1.25%	1.16%	1.18%	1.26%	1.64%	1.56%	1.52%	1.43%	1.46%	1.55%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.60%	0.88%	0.53%	0.67%	1.01%	0.81%	0.32%	0.56%	0.26%	0.39%	0.71%	0.50%
Portfolio Turnover Rate	30%	57%	61%	69%	80%	60%	30%	57%	61%	69%	80%	60%

Large Cap Core Fund
Class C
2016	*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$15.53	$15.89	$13.76	$11.68	$9.84	$10.01
Net Investment Income (Loss)(1)	0.01	0.05	(0.02)	–	0.02	0.01
Realized and Unrealized Gain (Loss) on Investments	0.46	(0.32)	2.20	2.09	1.85	(0.16)
Total from Investment Operations	0.47	(0.27)	2.18	2.09	1.87	(0.15)
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–
Dividends from Net Investment Income	(0.02)	(0.09)	(0.05)	(0.01)	(0.03)	(0.02)
Total Distributions	(0.02)	(0.09)	(0.05)	(0.01)	(0.03)	(0.02)
Net Asset Value, End of Period	$15.98	$15.53	$15.89	$13.76	$11.68	$9.84

Total Return†	3.02%	(1.68)%	15.83%	17.92%	19.00%	(1.49)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$241	$261	$260	$155	$124	$128
Ratio of Expenses to Average Net Assets	1.88%	1.84%	1.92%	1.85	%(3)	1.94%	1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.08%	0.33%	(0.14)%	(0.02	)%(3)	0.22%	0.12%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.34%	2.22%	2.22%	2.13%	2.18%	2.27%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.38)%	(0.05)%	(0.44)%	(0.30)%	(0.02)%	(0.21)%
Portfolio Turnover Rate	30%	57%	61%	69%	80%	60%

*	For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.10% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 6 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

Large Cap Growth Fund
Class I	Class A

2016	*	201	6	201	5	201	4	201	3	2012	2016	*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$28.43	$29.47	$25.03	$20.42	$17.31	$17.24	$27.89	$28.92	$24.58	$20.02	$16.96	$16.88
Net Investment Income (Loss)(1)	0.09	0.23	0.13	0.12	0.14	0.11	0.05	0.16	0.05	0.09	0.09	0.07
Realized and Unrealized Gain (Loss) on Investments	0.48	(1.08)	4.42	4.63	3.12	0.05	0.46	(1.07)	4.33	4.54	3.07	0.05
Total from Investment Operations	0.57	(0.85)	4.55	4.75	3.26	0.16	0.51	(0.91)	4.38	4.63	3.16	0.12
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–
Dividends from Net Investment Income	–	(0.19)	(0.11)	(0.14)	(0.15)	(0.09)	–	(0.12)	(0.04)	(0.07)	(0.10)	(0.04)
Total Distributions	–	(0.19)	(0.11)	(0.14)	(0.15)	(0.09)	–	(0.12)	(0.04)	(0.07)	(0.10)	(0.04)
Net Asset Value, End of Period	$29.00	$28.43	$29.47	$25.03	$20.42	$17.31	$28.40	$27.89	$28.92	$24.58	$20.02	$16.96

Total Return†	2.01%	(2.89)%	18.20%	23.31%	18.96%	0.98%	1.83%	(3.15)%	17.84%	23.16%	18.68%	0.71%

Ratios/Supplemental Data
Net Assets End of Period (000)	$57,462	$69,130	$82,360	$53,738	$56,042	$56,731	$31,247	$27,037	$15,403	$12,973	$12,045	$12,159
Ratio of Expenses to Average Net Assets	0.90%	0.93%	0.98%	0.98%	0.98%	0.98%	1.20%	1.21%	1.26%	1.08	%(3)	1.28%	1.17	%(4)
Ratio of Net Investment Income to Average Net Assets	0.62%	0.81%	0.46%	0.53%	0.77%	0.63%	0.36%	0.59%	0.17%	0.43	%(3)	0.47%	0.43	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.09%	1.09%	1.04%	1.11%	1.12%	1.09%	1.39%	1.39%	1.33%	1.39%	1.42%	1.39%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.43%	0.65%	0.40%	0.40%	0.63%	0.52%	0.17%	0.41%	0.10%	0.12%	0.33%	0.21%
Portfolio Turnover Rate	38%	81%	63%	70%	75%	61%	38%	81%	63%	70%	75%	61%

Large Cap Growth Fund
Class C
2016	*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$25.33	$26.31	$22.44	$18.31	$15.54	$15.55
Net Investment Income (Loss)(1)	(0.04)	(0.01)	(0.10)	(0.01)	(0.04)	(0.06)
Realized and Unrealized Gain (Loss) on Investments	0.42	(0.97)	3.97	4.14	2.81	0.05
Total from Investment Operations	0.38	(0.98)	3.87	4.13	2.77	(0.01)
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–
Total Distributions	–	–	–	–	–	–
Net Asset Value, End of Period	$25.71	$25.33	$26.31	$22.44	$18.31	$15.54

Total Return†	1.50%	(3.69)%	17.20%	22.56%	17.83%	(0.06)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$674	$950	$1,311	$283	$259	$216
Ratio of Expenses to Average Net Assets	1.84%	1.76%	1.85%	1.55	%(3)	1.98%	1.98%
Ratio of Net Investment Loss to Average Net Assets	(0.31)%	(0.04)%	(0.40)%	(0.04	)%(3)	(0.23)%	(0.38)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.04%	1.92%	1.88%	1.89%	2.12%	2.08%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.51)%	(0.20)%	(0.43)%	(0.38)%	(0.37)%	(0.48)%
Portfolio Turnover Rate	38%	81%	63%	70%	75%	61%

*	For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.18% and 0.22% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

Large Cap Value Fund
Class I	Class A

2016	*	201	6	201	5	201	4	201	3	2012	2016	*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$21.44	$21.96	$20.29	$16.93	$13.60	$14.22	$21.38	$21.92	$20.26	$16.88	$13.56	$14.16
Net Investment Income(1)	0.17	0.36	0.21	0.19	0.21	0.21	0.14	0.30	0.15	0.16	0.17	0.18
Realized and Unrealized Gain (Loss) on Investments	0.76	(0.54)	1.68	3.37	3.34	(0.62)	0.75	(0.54)	1.67	3.36	3.32	(0.62)
Total from Investment Operations	0.93	(0.18)	1.89	3.56	3.55	(0.41)	0.89	(0.24)	1.82	3.52	3.49	(0.44)
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–
Dividends from Net Investment Income	(0.16)	(0.34)	(0.22)	(0.20)	(0.22)	(0.21)	(0.13)	(0.30)	(0.16)	(0.14)	(0.17)	(0.16)
Total Distributions	(0.16)	(0.34)	(0.22)	(0.20)	(0.22)	(0.21)	(0.13)	(0.30)	(0.16)	(0.14)	(0.17)	(0.16)
Net Asset Value, End of Period	$22.21	$21.44	$21.96	$20.29	$16.93	$13.60	$22.14	$21.38	$21.92	$20.26	$16.88	$13.56

Total Return†	4.35%	(0.80)%	9.36%	21.15%	26.31%	(2.86)%	4.17%	(1.10)%	9.02%	20.97%	25.94%	(3.03)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$69,883	$77,554	$90,375	$100,626	$91,849	$102,960	$41,020	$35,716	$24,613	$24,746	$23,691	$22,020
Ratio of Expenses to Average Net Assets	0.90%	0.93%	0.98%	0.99%	1.03%	0.99%	1.20%	1.21%	1.27%	1.14	%(3)	1.33%	1.18	%(4)
Ratio of Net Investment Income to Average Net Assets	1.53%	1.71%	1.00%	1.03%	1.40%	1.53%	1.27%	1.40%	0.73%	0.88	%(3)	1.10%	1.35	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.06%	1.03%	1.00%	1.02%	1.03%	0.99%	1.35%	1.31%	1.30%	1.30%	1.33%	1.29%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.37%	1.61%	0.98%	1.00%	1.40%	1.53%	1.12%	1.30%	0.70%	0.72%	1.10%	1.24%
Portfolio Turnover Rate	43%	77%	64%	57%	100%	23%	43%	77%	64%	57%	100%	23%

Large Cap Value Fund
Class C
2016	*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$21.00	$21.56	$19.93	$16.61	$13.34	$13.95
Net Investment Income(1)	0.07	0.18	0.03	0.06	0.06	0.07
Realized and Unrealized Gain (Loss) on Investments	0.74	(0.53)	1.66	3.29	3.28	(0.61)
Total from Investment Operations	0.81	(0.35)	1.69	3.35	3.34	(0.54)
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–
Dividends from Net Investment Income	(0.06)	(0.21)	(0.06)	(0.03)	(0.07)	(0.07)
Total Distributions	(0.06)	(0.21)	(0.06)	(0.03)	(0.07)	(0.07)
Net Asset Value, End of Period	$21.75	$21.00	$21.56	$19.93	16.61	13.34

Total Return†	3.86%	(1.64)%	8.52%	20.21%	25.13%	(3.85)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$218	$186	$212	$173	$149	$126
Ratio of Expenses to Average Net Assets	1.79%	1.78%	1.84%	1.71	%(3)	2.03%	1.99%
Ratio of Net Investment Income to Average Net Assets	0.65%	0.85%	0.15%	0.30	%(3)	0.40%	0.54%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.95%	1.88%	1.87%	1.86%	2.03%	1.99%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.49%	0.75%	0.12%	0.15%	0.40%	0.54%
Portfolio Turnover Rate	43%	77%	64%	57%	100%	23%

*	For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.14% and 0.12% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 6 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

Mid Cap Index Fund
Class I	Class R4
2016	*	201	6	201	5	2014	(1)	2016	*	201	6	2015(2)
Net Asset Value, Beginning of Period	$10.71	$11.14	$10.39	$10.00	$10.72	$11.14	$10.39
Net Investment Income (Loss)(3)	0.09	0.14	0.13	0.05	0.08	0.12	0.15
Realized and Unrealized Gain (Loss) on Investments	0.97	(0.26)	0.99	0.34	0.96	(0.24)	0.96
Total from Investment Operations	1.06	(0.12)	1.12	0.39	1.04	(0.12)	1.11
Dividends from Net Investment Income	(0.04)	(0.13)	(0.14)	–	(0.04)	(0.12)	(0.14)
Distributions from Net Realized Gains	–	(0.18)	(0.23)	–	–	(0.18)	(0.22)
Total Distributions	(0.04)	(0.31)	(0.37)	–	(0.04)	(0.30)	(0.36)
Net Asset Value, End of Period	$11.73	$10.71	$11.14	$10.39	$11.72	$10.72	$11.14

Total Return	9.95%	(0.85)%	11.00%	3.90%	9.75%	(0.84)%	11.00%

Ratios/Supplemental Data
Net Assets End of Period (000)	$3,414	$3,149	$4,747	$3,118	$2,417	$2,167	$145
Ratio of Expenses to Average Net Assets	0.25%	0.25%	0.25%	0.25%	0.40%	0.40%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.65%	1.39%	1.18%	1.23%	1.50%	1.21%	1.32%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.65%	2.71%	2.67%	2.98%	2.80%	3.03%	3.18%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.75)%	(1.07)%	(1.24)%	(1.50)%	(0.90)%	(1.42)%	(1.60)%
Portfolio Turnover Rate	18%	88%	119%	16%	18%	88%	119%

*	For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

(1)	Class I Shares commenced operations on December 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)

Class R4 Shares commenced operations on December 30, 2013. Prior to April 25, 2015, net assets of this share class represented seed capital; therefore, no 2014 information is presented. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

Multi-Factor Small Cap Core Fund
Class I	Class A
2016	*	2016	201	5	201	4	201	3	2012	201	6*	201	6	201	5	201	4	201	3	201	2
Net Asset Value, Beginning of Period	$20.46	$21.20	$18.38	$15.39	$10.90	$11.62	$20.31	$21.06	$18.29	$15.33	$10.87	$11.59
Net Investment Income (Loss)(1)	0.07	$0.11	$0.06	$(0.01)	0.19	0.05	0.03	0.05	–	**	(0.06)	0.22	0.02
Realized and Unrealized Gain (Loss) on Investments	2.99	(0.79)	2.80	3.08	4.41	(0.75)	2.97	(0.78)	2.79	3.06	4.34	(0.74)
Total from Investment Operations	3.06	(0.68)	2.86	3.07	4.60	(0.70)	3.00	(0.73)	2.79	3.00	4.56	(0.72)
Dividends from Net Investment Income	–	(0.04)	(0.04)	(0.08)	(0.11)	(0.02)	–	–	(0.02)	(0.04)	(0.10)	–
Distributions from Net Realized Gains	–	(0.02)	–	–	–	–	–	(0.02)	–	–	–	–
Total Distributions	–	(0.06)	(0.04)	(0.08)	(0.11)	(0.02)	–	(0.02)	(0.02)	(0.04)	(0.10)	–
Net Asset Value, End of Period	$23.52	20.46	21.20	18.38	$15.39	$10.90	$23.31	$20.31	$ 21.06	$18.29	$15.33	$ 10.87

Total Return†	14.96%	(3.20)%	15.59%	19.93%	42.43%	(6.00)%	14.77%	(3.48)%	15.25%	19.57%	42.11%	(6.21)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$180,922	$112,055	$60,168	$32,973	$20,430	$15,298	$87,804	$71,831	$ 56,528	$ 6,098	$ 2,662	$ 285
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.93%	0.95%	0.95%	0.95%	1.15%	1.12%	1.20%	1.23	%(2)	1.23%	1.16	%(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.61%	0.56%	0.32%	(0.05)%	1.49%	0.42%	0.32%	0.27%	0.00%	(0.33	)%(2)	1.65%	0.21	%(3)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.12%	1.19%	1.22%	1.36%	1.47%	1.42%	1.42%	1.46%	1.48%	1.65%	1.83%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.34%	0.22%	0.03%	(0.46)%	0.97%	(0.05)%	0.05%	(0.07)%	(0.28)%	(0.75)%	1.05%	(0.33)%
Portfolio Turnover Rate	38%	77%	92%	102%	76%	77%	38%	77%	92%	102%	76%	77%

Multi-Factor Small Cap Core Fund
Class C
2016*(4)
Net Asset Value, Beginning of Period	$22.10
Net Investment Income (Loss)(1)	(0.01)
Realized and Unrealized Gain (Loss) on Investments	1.47
Total from Investment Operations	1.46
Dividends from Net Investment Income	–
Distributions from Net Realized Gains	–
Total Distributions	–
Net Asset Value, End of Period	$23.56

Total Return†	6.70%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 14
Ratio of Expenses to Average Net Assets	1.83%
Ratio of Net Investment Loss to Average Net Assets	(0.17)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.11%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.45)%
Portfolio Turnover Rate	38%

* For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment had no impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders.

(3)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(4)	Class C commenced operations on October 3, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 6,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

Multi-Factor Small Cap Growth Fund
Class I	Class A

2016	*	2016	2015	2014	2013	2012	2016	*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$19.64	$20.91	$18.41	$15.67	$11.79	$12.73	$19.29	$20.58	$18.17	$15.46	$11.63	$12.59
Net Investment Income (Loss)(1)	0.08	0.01	(0.04)	(0.02)	0.08	0.03	0.05	(0.05)	(0.09)	(0.06)	0.04	–	**
Realized and Unrealized Gain (Loss) on Investments	1.78	(0.75)	3.25	2.81	3.88	(0.97)	1.75	(0.74)	3.21	2.77	3.83	(0.96)
Total from Investment Operations	1.86	(0.74)	3.21	2.79	3.96	(0.94)	1.80	(0.79)	3.12	2.71	3.87	(0.96)
Contributions of Capital by Affiliate(1)	–	–	–	–*	*(2)	–	–	–	–	–	–*	*(2)	–	–
Dividends from Net Investment Income	–	(0.03)	–	(0.05)	(0.08)	–	–	–	–*	*	–	(0.04)	–
Distributions from Net Realized Gains	–	(0.50)	(0.71)	–	–	–	–	(0.50)	(0.71)	–	–	–
Total Distributions	–	(0.53)	(0.71)	(0.05)	(0.08)	–	–	(0.50)	(0.71)	–	(0.04)	–
Net Asset Value, End of Period	$21.50	$19.64	$20.91	$18.41	$15.67	$11.79	$21.09	$19.29	$20.58	$18.17	$15.46	$11.63

Total Return†	9.47%	(3.63)%	17.83%	17.79%	33.76%	(7.38)%	9.33%	(3.87)%	17.51%	17.54%	33.39%	(7.63)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$64,500	$49,112	$17,115	$11,841	$8,891	$9,674	$41,221	$37,139	$23,806	$20,193	$19,605	$16,875
Ratio of Expenses to Average Net Assets	0.86%	0.85%	0.93%	0.95%	0.95%	0.95%	1.15%	1.12%	1.20%	1.12	%(3)	1.23%	1.17	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.79%	0.06%	(0.20)%	(0.14)%	0.58%	0.26%	0.47%	(0.24)%	(0.47)%	(0.32	)%(3)	0.31%	0.03	%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.29%	1.45%	1.56%	1.76%	1.89%	1.81%	1.60%	1.72%	1.85%	2.02%	2.17%	2.09%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.36%	(0.54)%	(0.83)%	(0.95)%	(0.36)%	(0.60)%	0.02%	(0.84)%	(1.12)%	(1.22)%	(0.63)%	(0.89)%
Portfolio Turnover Rate	50%	66%	82%	85%	60%	108%	50%	66%	82%	85%	60%	108%

	Multi-Factor Small Cap Growth Fund
	Class C

	2016 *	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Period	$18.82	$20.22	$17.98	$15.41		$11.64	$12.69
Net Investment Income (Loss)(1)	(0.02)	(0.16)	(0.22)	(0.18)		(0.05)	(0.09)
Realized and Unrealized Gain (Loss) on Investments	1.70	(0.74)	3.17	2.75		3.82	(0.96)
Total from Investment Operations	1.68	(0.90)	2.95	2.57		3.77	(1.05)
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–
Dividends from Net Investment Income	–	–	–	–		–	–
Distributions from Net Realized Gains	–	(0.50)	(0.71)	–		–	–
Total Distributions	–	(0.50)	(0.71)	–		–	–
Net Asset Value, End of Period	$20.50	$18.82	$20.22	$17.98		$15.41	$11.64

Total Return†	8.93%	(4.49)%	16.74%	16.68%		32.39%	(8.27)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$8,626	$7,595	$1,318	$258		$159	$122
Ratio of Expenses to Average Net Assets	1.85%	1.77%	1.87%	1.86	%(3)	1.95%	1.95%
Ratio of Net Investment Loss to Average Net Assets	(0.23)%	(0.84)%	(1.16)%	(1.05	)%(3)	(0.41)%	(0.74)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.28%	2.37%	2.42%	2.70%		2.89%	2.81%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.66)%	(1.44)%	(1.71)%	(1.89)%		(1.35)%	(1.60)%
Portfolio Turnover Rate	50%	66%	82%	85%		60%	108%

* For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.09% and 0.03% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

	Multi-Factor Small Cap Value Fund
	Class I						Class A
	2016*	2016	2015	2014	2013	2012	2016*	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$19.89	$21.47	$19.08	$16.09	$12.38	$13.89	$18.32	$19.81	$17.62	$14.84	$11.45	$12.83
Net Investment Income (Loss)(1)	0.27	0.49	0.42	0.22	0.49	0.16	0.22	0.40	0.34	0.18	0.44	0.13
Realized and Unrealized Gain (Loss) on Investments	2.93	(1.68)	2.16	3.04	3.57	(1.54)	2.70	(1.56)	1.99	2.82	3.26	(1.42)
Total from Investment Operations	3.20	(1.19)	2.58	3.26	4.06	(1.38)	2.92	(1.16)	2.33	3.00	3.70	(1.29)
Contributions of Capital by Affiliate(1)	–	–	–	0.01(2)	–	–	–	–	–	0.01(2)	–	–
Dividends from Net Investment Income	–	(0.39)	(0.19)	(0.28)	(0.35)	(0.13)	–	(0.33)	(0.14)	(0.23)	(0.31)	(0.09)
Total Distributions	–	(0.39)	(0.19)	(0.28)	(0.35)	(0.13)	–	(0.33)	(0.14)	(0.23)	(0.31)	(0.09)
Net Asset Value, End of Period	$23.09	$19.89	$21.47	$19.08	$16.09	$12.38	$21.24	$18.32	$19.81	$17.62	$14.84	$11.45

Total Return†	16.09%	(5.49)%	13.57%	20.36%	33.33%	(9.96)%	15.94%	(5.79)%	13.26%	20.34%	32.82%	(10.08)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$15,489	$13,442	$16,038	$9,639	$8,321	$ 9,623	$12,858	$11,351	$13,454	$13,673	$13,459	$12,704
Ratio of Expenses to Average Net Assets	0.86%	0.85%	1.02%	1.25%	1.25%	1.25%	1.15%	1.12%	1.30%	1.32%(3)	1.54%	1.43%(4)
Ratio of Net Investment Income to Average Net Assets	2.58%	2.49%	2.04%	1.18%	3.54%	1.24%	2.30%	2.21%	1.80%	1.09%(3)	3.42%	1.08%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.63%	1.63%	1.55%	1.68%	1.77%	1.62%	1.93%	1.90%	1.84%	1.95%	2.06%	1.92%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.81%	1.71%	1.51%	0.75%	3.02%	0.87%	1.52%	1.43%	1.26%	0.46%	2.90%	0.59%
Portfolio Turnover Rate	52%	105%	94%	109%	108%	91%	52%	105%	94%	109%	108%	91%

	Multi-Factor Small Cap Value Fund
	Class C
	2016*	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$16.35	$17.72	$15.76	$13.31	$10.29	$11.55
Net Investment Income (Loss)(1)	0.14	0.25	0.19	0.06	0.32	0.03
Realized and Unrealized Gain (Loss) on Investments	2.39	(1.38)	1.80	2.52	2.92	(1.29)
Total from Investment Operations	2.53	(1.13)	1.99	2.58	3.24	(1.26)
Contributions of Capital by Affiliate(1)	–	–	–	0.01(2)	–	–
Dividends from Net Investment Income	–	(0.24)	(0.03)	(0.14)	(0.22)	–**
Total Distributions	–	(0.24)	(0.03)	(0.14)	(0.22)	–**
Net Asset Value, End of Period	$18.88	$16.35	$17.72	$15.76	$13.31	$10.29

Total Return†	15.47%	(6.30)%	12.67%	19.51%	31.91%	(10.88)%
Ratios/Supplemental Data
Net Assets End of Period (000)	$1,454	$1,550	$1,511	$1,495	$1,152	$ 1,004
Ratio of Expenses to Average Net Assets	1.81%	1.75%	1.94%	1.99%(3)	2.25%	2.25%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.57%	1.11%	0.42%(3)	2.79%	0.27%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.56%	2.53%	2.47%	2.57%	2.77%	2.63%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.89%	0.79%	0.58%	(0.16)%	2.27%	(0.11)%
Portfolio Turnover Rate	52%	105%	94%	109%	108%	91%

*  For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, 0.06%, 0.07% and 0.08% of Class I, Class A, and Class C total returns, respectively, were attributable to a voluntary payment made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. Excluding this item, the total returns would have been 20.30%, 20.27%, and 19.43% for Class I, Class A, and Class C, respectively.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.20% and 0.15% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 6 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

S&P 500 Index Fund
Class I	Class A
2016	*	2016	201	5	201	4	201	3	2012	2016	*	201	6	201	5	2014	2013	2012
Net Asset Value, Beginning of Period	$16.30	$16.68	$15.37	$13.01	$10.46	$10.71	$16.24	$16.61	$15.31	$ 12.95	$ 10.41	$ 10.67
Net Investment Income(1)	0.17	0.32	0.29	0.25	0.22	0.19	0.15	0.28	0.25	0.22	0.19	0.16
Realized and Unrealized Gain (Loss) on Investments	0.79	(0.17)	1.46	2.36	2.55	(0.26)	0.78	(0.16)	1.45	2.35	2.54	(0.26)
Total from Investment Operations	0.96	0.15	1.75	2.61	2.77	(0.07)	0.93	0.12	1.70	2.57	2.73	(0.10)
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–	**(3)	–	–	–	–**(2)	–	–**(3)
Dividends from Net Investment Income	(0.16)	(0.31)	(0.29)	(0.25)	(0.22)	(0.18)	(0.14)	(0.27)	(0.25)	(0.21)	(0.19)	(0.16)
Distributions from Net Realized Gains	–	(0.22)	(0.15)	–	–	–	–	(0.22)	(0.15)	–	–	–
Total Distributions	(0.16)	(0.53)	(0.44)	(0.25)	(0.22)	(0.18)	(0.14)	(0.49)	(0.40)	(0.21)	(0.19)	(0.16)
Net Asset Value, End of Period	$17.10	$16.30	$16.68	$15.37	$13.01	$10.46	$17.03	$16.24	$16.61	$ 15.31	$ 12.95	$ 10.41

Total Return†	5.93%	1.08%	11.52%	20.23%	26.78%	(0.55	)%(3)	5.74%	0.91%	11.24%	20.01%	26.50%	(0.91)%(3)

Ratios/Supplemental Data
Net Assets End of Period (000)	$135,952	$138,427	$171,990	$137,732	$97,902	$88,355	$16,486	$20,003	$20,721	$19,093	$23,632	$20,712
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.27%	0.36%	0.35%	0.45%	0.44%	0.45%	0.49%(4)	0.62%	0.61%
Ratio of Net Investment Income to Average Net Assets	2.04%	2.01%	1.82%	1.80%	1.90%	1.82%	1.78%	1.77%	1.57%	1.57%(4)	1.65%	1.56%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.33%	0.32%	0.32%	0.34%	0.36%	0.35%	0.59%	0.56%	0.56%	0.58%	0.62%	0.61%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.91%	1.89%	1.70%	1.73%	1.90%	1.82%	1.64%	1.65%	1.46%	1.47%	1.65%	1.56%
Portfolio Turnover Rate	4%	7%	8%	18%	12%	9%	4%	7%	8%	18%	12%	9%

	S&P 500 Index Fund
	Class C								Class R4			Class R5
	2016*	2016	2015	2014		2013	2012		2016*	2016	2015(5)	2016*	2016	2015	2014(5)
Net Asset Value, Beginning of Period	$16.06	$16.47	$15.17	$12.86		$10.34	$10.60		$16.30	$16.68	$15.36	$16.30	$16.68	$15.37	$14.65
Net Investment Income(1)	0.09	0.17	0.14	0.11		0.11	0.08		0.16	0.30	0.28	0.17	0.32	0.11	0.13
Realized and Unrealized Gain (Loss) on Investments	0.78	(0.17)	1.44	2.32		2.53	(0.26)		0.79	(0.17)	1.47	0.79	(0.17)	1.64	0.66
Total from Investment Operations	0.87	–	1.58	2.43		2.64	(0.18)		0.95	0.13	1.75	0.96	0.15	1.75	0.79
Contributions of Capital by Affiliate(1)	–	–	–	–*	*(2)	–	–*	*(3)	–	–	–	–	–	–	–
Dividends from Net Investment Income	(0.08)	(0.19)	(0.13)	(0.12)		(0.12)	(0.08)		(0.15)	(0.29)	(0.28)	(0.16)	(0.31)	(0.29)	(0.07)
Distributions from Net Realized Gains	–	(0.22)	(0.15)	–		–	–		–	(0.22)	(0.15)	–	(0.22)	(0.15)	–
Total Distributions	(0.08)	(0.41)	(0.28)	(0.12)		(0.12)	(0.08)		(0.15)	(0.51)	(0.43)	(0.16)	(0.53)	(0.44)	(0.07)
Net Asset Value, End of Period	$16.85	$16.06	$16.47	$15.17		$12.86	$10.34		$17.10	$16.30	$16.68	$17.10	$16.30	$16.68	$15.37

Total Return†	5.41%	0.14%	10.46%	19.01%		25.66%	(1.66	)%(3)	5.84%	0.94%	11.52%	5.90%	1.04%	11.51%	5.38%

Ratios/Supplemental Data
Net Assets End of Period (000)	$7,233	$7,023	$8,416	$11,089		$6,496	$1,705		$4,966	$4,944	$3,889	$786	$560	$187	$6
Ratio of Expenses to Average Net Assets	1.19%	1.14%	1.16%	1.26	%(4)	1.36%	1.35%		0.35%	0.35%	0.36%	0.25%	0.25%	0.25%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.06%	1.07%	0.86%	0.81	%(4)	0.90%	0.82%		1.90%	1.88%	1.69%	2.02%	2.00%	1.79%	2.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.32%	1.26%	1.27%	1.33%		1.36%	1.35%		0.48%	0.47%	0.47%	0.38%	0.37%	0.35%	0.38%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.93%	0.95%	0.75%	0.73%		0.90%	0.82%		1.77%	1.76%	1.58%	1.89%	1.88%	1.69%	1.87%
Portfolio Turnover Rate	4%	7%	8%	18%		12%	9%		4%	7%	8%	4%	7%	8%	18%

*  For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.03% and 0.01% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(5)

Class R4 and Class R5 commenced operations on December 30, 2013. Prior to September 3, 2014, net assets of the Class R4 Shares represented initial seed capital; therefore, no information is presented for the 2014 fiscal year. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

	Small Cap Fund
	Class I								Class A
	2016 *	2016	2015	2014		2013	2012		2016 *	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Period	$21.07	$22.53	$20.21	$17.91		$12.99	$12.85		$20.44	$21.90	$19.69	$17.51		$ 12.74	$ 12.62
Net Investment Income (Loss)(1)	– **	(0.03)	0.07	(0.01)		(0.06)	(0.06)		(0.03)	(0.10)	– **	(0.06)		(0.10)	(0.09)
Realized and Unrealized Gain (Loss) on Investments	2.09	(1.17)	2.68	2.59		4.98	0.19		2.03	(1.13)	2.63	2.52		4.87	0.20
Total from Investment Operations	2.09	(1.20)	2.75	2.58		4.92	0.13		2.00	(1.23)	2.63	2.46		4.77	0.11
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	0.01	(3)	–	–	–	–	**(2)	–	0.01	(3)
Dividends from Net Investment Income	–	(0.03)	(0.01)	–		–	–		–	–	–	–		–	–
Distributions from Net Realized Gains	–	(0.23)	(0.42)	(0.28)		–	–		–	(0.23)	(0.42)	(0.28)		–	–
Total Distributions	–	(0.26)	(0.43)	(0.28)		–	–		–	(0.23)	(0.42)	(0.28)		–	–
Net Asset Value, End of Period	$23.16	$21.07	$22.53	$20.21		$17.91	$12.99		$22.44	$20.44	$21.90	$19.69		$17.51	$12.74

Total Return†	9.92%	(5.34)%	13.78%	14.39%		37.88%	1.09	%(3)	9.79%	(5.62)%	13.50%	14.03%		37.44%	0.95	%(3)
Ratios/Supplemental Data
Net Assets End of Period (000)	$1,131,713	$1,045,985	$565,795	$375,901		$207,230	$151,860		$57,112	$65,491	$68,302	$61,134		$23,371	$2,210
Ratio of Expenses to Average Net Assets	0.99%	0.99%	0.99%	0.99%		1.19%	1.24%		1.25%	1.28%	1.29%	1.29	%(4)	1.46%	1.45	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.03%	(0.16)%	0.32%	(0.06)%		(0.39)%	(0.51)%		(0.29)%	(0.48)%	(0.02)%	(0.30)	%(4)	(0.68)%	(0.74)	%(5)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.08%	1.10%	1.15%	1.28%		1.28%	1.24%		1.35%	1.39%	1.45%	1.58%		1.61%	1.54%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.06)%	(0.27)%	0.16%	(0.35)%		(0.48)%	(0.51)%		(0.39)%	(0.59)%	(0.18)%	(0.59)%		(0.83)%	(0.83)%
Portfolio Turnover Rate	13%	15%	23%	24%		27%	32%		13%	15%	23%	24%		27%	32%

	Small Cap Fund
	Class C
	2016*	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$18.69	$20.17	$18.29	$16.40	$12.02	$12.00
Net Investment Income (Loss)(1)	(0.10)	(0.21)	(0.13)	(0.19)	(0.20)	(0.18)
Realized and Unrealized Gain (Loss) on Investments	1.85	(1.04)	2.43	2.36	4.58	0.19
Total from Investment Operations	1.75	(1.25)	2.30	2.17	4.38	0.01
Contributions of Capital by Affiliate(1)	–	–	–	–**(2)	–	0.01(3)
Distributions from Net Realized Gains	–	(0.23)	(0.42)	(0.28)	–	–
Total Distributions	–	(0.23)	(0.42)	(0.28)	–	–
Net Asset Value, End of Period	$20.44	$18.69	$20.17	$18.29	$16.40	$12.02

Total Return†	9.36%	(6.21)%	12.72%	13.21%	36.44%	0.17	%(3)
Ratios/Supplemental Data
Net Assets End of Period (000)	$26,124	$28,220	$21,015	$17,802	$5,576	$726
Ratio of Expenses to Average Net Assets	1.98%	1.95%	1.95%	1.99%(4)	2.14%	2.25%
Ratio of Net Investment Loss to Average Net Assets	(1.00)%	(1.12)%	(0.66)%	(1.02)%(4)	(1.37)%	(1.54)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.06%	2.06%	2.11%	2.28%	2.31%	2.25%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.08)%	(1.23)%	(0.82)%	(1.31)%	(1.54)%	(1.54)%
Portfolio Turnover Rate	13%	15%	23%	24%	27%	32%

*  For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. Excluding this item, the total returns would have been 1.01%, 0.87%, and 0.08% for Class I, Class A, and Class C, respectively.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment had no impact to Class A ratios and Class C ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders.

(5)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 6 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Small Cap Index Fund
	Class I				Class R4
	2016 *	2016	2015	2014(1)	2016 *	2016	2015 (2)
Net Asset Value, Beginning of Period	$9.90	$10.66	$9.83	$10.00	$9.90	$10.66	$9.83
Net Investment Income (Loss)(3)	0.06	0.12	0.11	0.04	0.03	0.10	0.08
Realized and Unrealized Gain (Loss) on Investments	1.36	(0.66)	1.04	(0.21)	1.39	(0.65)	0.75
Total from Investment Operations	1.42	(0.54)	1.15	(0.17)	1.42	(0.55)	0.83
Dividends from Net Investment Income	(0.04)	(0.10)	(0.12)	–	(0.04)	(0.09)	–
Distributions from Net Realized Gains	–	(0.12)	(0.20)	–	–	(0.12)	–
Total Distributions	(0.04)	(0.22)	(0.32)	–	(0.04)	(0.21)	–
Net Asset Value, End of Period	$11.28	$9.90	$10.66	$9.83	$11.28	$9.90	$10.66

Total Return	14.33%	(4.96)%	11.82%	(1.70)%	14.33%	(5.05)%	11.82%

Ratios/Supplemental Data
Net Assets End of Period (000)	$112	$8,085	$5,562	$4,917	$1,510	$1,308	$274
Ratio of Expenses to Average Net Assets	0.25%	0.25%	0.25%	0.25%	0.45%	0.40%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.24%	1.05%	1.06%	0.56%	1.04%	0.80%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.00%	2.09%	2.65%	2.84%	7.70%	2.31%	3.76%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.53)%	(0.60)%	(1.35)%	(1.53)%	(6.69)%	(0.87)%	(2.68)%
Portfolio Turnover Rate	166%	23%	18%	4%	166%	23%	18%

*  For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

(1)	Class I Shares commenced operations on December 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)

Class R4 Shares commenced operations on December 30, 2013. Prior to April 25, 2015, net assets of this share class represented seed capital; therefore, no 2014 information is presented. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 32.6%
Consumer Discretionary — 4.5%
American Axle & Manufacturing Holdings*	301	$5
Bright Horizons Family Solutions*	121	8
Burlington Stores*	1,150	101
Cavco Industries*	94	9
Charter Communications, Cl A*	270	74
Churchill Downs	76	12
Comcast, Cl A	1,570	109
DeVry Education Group	165	5
Dick’s Sporting Goods	1,160	69
Domino’s Pizza	360	61
Dorman Products*	416	30
Drew Industries	362	38
GNC Holdings, Cl A	216	3
Golden Entertainment*	279	4
Home Depot	1,460	189
HSN	116	4
Lithia Motors, Cl A	349	32
Madison Square Garden, Cl A*	114	20
McDonald’s	430	51
Mohawk Industries*	380	75
Monro Muffler Brake	77	5
NACCO Industries, Cl A	98	9
Newell Brands	1,390	65
NIKE, Cl B	820	41
O’Reilly Automotive*	310	85
Papa John’s International	63	6
Party City Holdco*	262	4
Pool	32	3
Scripps Networks Interactive, Cl A	1,070	74
Standard Motor Products	186	9
Vail Resorts	450	71
Vista Outdoor*	111	4
Walt Disney	530	53
Wolverine World Wide	250	6
Wyndham Worldwide	670	48

		1,382

Consumer Staples — 2.9%
Altria Group	2,650	170
BostonBeer, Cl A*	33	6
Constellation Brands, Cl A	400	61
Dr Pepper Snapple Group	450	39
General Mills	860	52
Kraft Heinz	820	67
PepsiCo	1,731	173
Post Holdings*	790	60
Procter & Gamble	1,095	90
Reynolds American	1,650	89
SpartanNash	257	9
TreeHouse Foods*	70	5
Tyson Foods, Cl A	990	56

		877

Energy — 0.7%
EnLink Midstream LLC	334	6
Exxon Mobil	1,675	146
Valero Energy	900	55

	Number of Shares	Value (000)

World Fuel Services	190	$9

		216

Financials — 5.6%
Allegiance Bancshares*	134	4
AMERISAFE	261	17
AmTrust Financial Services	1,262	32
Bank of the Ozarks	801	39
Banner	81	4
Capital Bank Financial, Cl A	232	8
CenterState Banks	374	8
Cincinnati Financial	710	55
Credit Acceptance*	136	26
Diamond Hill Investment Group*	68	14
Eagle Bancorp*	630	37
Employers Holdings	282	10
FBL Financial Group, Cl A	92	7
Fidelity Southern	285	6
First Busey	313	9
First Financial Bancorp	300	8
First Merchants	156	5
First Midwest Bancorp	175	4
Home BancShares	853	22
Hope Bancorp	429	9
Huntington Bancshares	7,720	96
JPMorgan Chase	2,838	228
KCG Holdings, Cl A*	680	10
KeyCorp	4,180	72
LegacyTexas Financial Group	753	30
Mercantile Bank	275	9
Meta Financial Group	82	8
Morgan Stanley	2,960	122
National General Holdings	1,163	26
PRA Group*	1,027	37
Principal Financial Group	1,910	110
Prudential Financial	940	95
RLI	432	26
S&P Global	590	70
South State	169	14
SunTrust Banks	2,010	104
T. Rowe Price Group	600	44
Travelers	810	92
U.S. Bancorp	1,910	95
Wells Fargo	2,189	116
WSFS Financial	155	7

		1,735

Healthcare — 4.2%
Abbott Laboratories	2,850	108
Akorn*	120	3
Amgen	1,030	148
ANI Pharmaceuticals*	156	9
Biogen*	320	94
Cantel Medical	154	13
Celgene*	410	49
Dyax* (A) (B)	677	1
Edwards Lifesciences*	540	45
Exelixis*	386	7
Glaukos*	133	4
INC Research Holdings, Cl A*	73	4
Ironwood Pharmaceuticals*	549	9

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Johnson & Johnson	2,217	$247
MacroGenics*	123	3
Medidata Solutions*	104	6
Merck	1,181	72
Molina Healthcare*	67	4
Natus Medical*	131	5
Neogen*	525	33
PAREXEL International*	356	21
Pfizer	4,711	151
Quintiles IMS Holdings*	730	56
Supernus Pharmaceuticals*	325	7
Thermo Fisher Scientific	560	78
U.S. Physical Therapy	132	8
UnitedHealth Group	550	87
Vanda Pharmaceuticals*	601	10
Vascular Solutions*	189	10

		1,292

Industrials — 4.5%
3M	480	82
AECOM*	109	4
American Woodmark*	61	5
Astronics*	636	23
Carlisle	520	58
Cintas	480	55
Colfax*	226	9
Comfort Systems USA	249	8
Curtiss-Wright	80	8
Douglas Dynamics	174	6
EMCOR Group	148	10
EnerSys	511	41
Equifax	430	49
Exponent	206	13
General Dynamics	940	165
General Electric	2,930	90
Genesee & Wyoming, Cl A*	114	9
GP Strategies*	331	9
Hawaiian Holdings*	142	7
HEICO	314	25
Honeywell International	1,470	167
Illinois Tool Works	440	55
Insperity	61	4
KLX*	284	11
Lockheed Martin	590	157
Moog, Cl A*	127	9
Multi-Color	101	7
Northrop Grumman	290	72
On Assignment*	507	21
Patrick Industries*	320	23
Raytheon	450	67
RBC Bearings*	79	7
TriNet Group*	332	8
United Technologies	450	48
Universal Forest Products	110	11
WageWorks*	119	9
Wesco Aircraft Holdings*	1,300	19

		1,371

Information Technology — 5.6%
Alphabet, Cl A*	245	190

	Number of Shares	Value (000)

Anixter International*	104	$8
Apple	2,349	260
Applied Materials	2,230	72
Arrow Electronics*	780	53
Aspen Technology*	95	5
Barracuda Networks*	175	4
CACI International, Cl A*	58	7
CDW	1,440	74
Cisco Systems	4,462	133
CoreLogic*	232	9
Euronet Worldwide*	67	5
ExlService Holdings*	130	6
Facebook, Cl A*	1,390	165
Intel	3,250	113
Kulicke & Soffa Industries*	506	8
Lam Research	910	96
Littelfuse	62	9
Manhattan Associates*	559	29
Mastercard, Cl A	450	46
Microsemi*	282	15
MKS Instruments	172	10
OSI Systems*	162	12
Paychex	1,250	74
Plantronics	150	8
Qualys*	117	4
Sanmina*	269	9
Silicon Laboratories*	148	10
Take-Two Interactive Software*	163	8
Tech Data*	45	4
Texas Instruments	2,660	197
Tyler Technologies*	138	20
Vantiv,Cl A*	800	45
WEX*	182	20

		1,728

Materials — 1.6%
AEP Industries	103	12
Air Products & Chemicals	300	43
Balchem	265	21
Berry Plastics Group*	1,650	82
Dow Chemical	2,610	145
Graphic Packaging Holding	262	3
Innophos Holdings	268	15
International Flavors & Fragrances	360	44
International Paper	800	39
Minerals Technologies	105	9
Neenah Paper	287	24
PolyOne	135	4
SunCoke Energy*	665	8
Vulcan Materials	380	48

		497

Real Estate Investment Trusts — 1.0%
Agree Realty REIT	214	10
American Assets Trust REIT	105	4
CoreCivic REIT	482	11
Extra Space Storage REIT	800	56
Lamar Advertising, Cl A REIT	1,020	68
Post Properties REIT	63	4
Prologis REIT	880	45
PS Business Parks REIT	73	8
Simon Property Group REIT	260	47

See Notes to Financial Statements.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Real Estate Investment Trusts — continued
Summit Hotel Properties REIT	461	$6
Welltower REIT	620	39

		298

Technology — 0.5%
Microsoft	2,782	168

		168

Telecommunication Services — 0.5%
8x8*	350	5
AT&T	1,737	67
IDT, Cl B	255	6
Verizon Communications	1,810	90

		168

Utilities — 1.0%
American Electric Power	780	46
American Water Works	890	64
DTE Energy	580	54
NextEra Energy	548	63
NRG Yield, Cl C	434	7
SJW Group	139	7
WGL Holdings	63	5
Xcel Energy	1,530	60

		306

Total Common Stocks (Cost $7,678)		10,038

FOREIGN COMMON STOCKS — 10.2%
Consumer Discretionary — 1.6%
Carnival (Panama)	3,030	156
Compass Group PLC (United Kingdom)	1,577	27
Domino’s Pizza Enterprises (Australia)	379	19
Dufry AG (Switzerland)*	151	19
Helen of Troy (Bermuda)*	205	17
Just Eat PLC (United Kingdom)*	5,132	38
Liberty Global PLC, Cl A (United Kingdom)*	259	6
lululemon athletica (Canada)*	298	17
LVMH Moet Hennessy Louis Vuitton SE (France)	79	14
Pandora A/S (Denmark)	204	24
Sony, ADR (Japan)	1,839	53
TAL Education Group, ADR (China)*	453	35
XXL ASA (Norway) 144A	1,585	19
Zalando SE (Germany)* 144A	847	31
zooplus AG (Germany)*	112	14

		489

Consumer Staples — 0.8%
Adecoagro SA (Luxembourg)*	718	8
Anheuser-Busch InBev NV, ADR (Belgium)	269	28
Bellamy’s Australia (Australia)	2,627	24
Davide Campari-Milano SpA (Italy)	2,689	26
Fresh Del Monte Produce (Cayman Islands)	128	8
Heineken NV (Netherlands)	229	17
Kao (Japan)	500	23
Koninklijke Ahold Delhaize NV (Netherlands)	1,495	29
Nestle SA (Switzerland)	601	40
Puregold Price Club (Philippines)	21,800	17
Reckitt Benckiser Group PLC (United Kingdom)	435	37

		257

	Number of Shares	Value (000)

Energy — 0.9%
BP PLC, ADR (United Kingdom)	1,500	$52
Cosan, Cl A (Bermuda)	783	6
Schlumberger (Curacao)	1,000	84
TOTAL SA, ADR (France)	2,050	98
TransCanada (Canada)	1,010	45

		285

Financials — 1.2%
AIA Group (Hong Kong)	7,594	46
Argo Group International Holdings (Bermuda)	178	11
Banco Macro SA, ADR (Argentina)	40	3
Cerved Information Solutions SpA (Italy)	1,791	14
Chubb (Switzerland)	793	102
Danske Bank A/S (Denmark)	1,107	32
Equity Group Holdings (Kenya)	49,393	15
Essent Group (Bermuda)*	155	5
FinecoBank Banca Fineco SpA (Italy)	1,578	8
HDFC Bank, ADR (India)	726	47
IRF European Finance Investments (Bermuda)* (A) (B)	31,579	–
Nihon M&A Center (Japan)	800	22
OneBeacon Insurance Group, Cl A (Bermuda)	541	8
Ping An Insurance Group of China, Cl H (China)	6,957	38
Srisawad Power 1979 PCL (Thailand)	22,307	26

		377

Healthcare — 1.0%
Ambu A/S, Cl B (Denmark)	173	7
Bayer AG (Germany)	212	20
Clinigen Group PLC (United Kingdom)	2,668	25
CYBERDYNE (Japan)*	1,900	25
Flamel Technologies SA, ADR (France)*	309	3
GN Store Nord A/S (Denmark)	1,201	23
ICON PLC (Ireland)*	658	50
M3 (Japan)	1,000	26
NMC Health PLC (United Kingdom)	1,999	34
Ono Pharmaceutical (Japan)	1,400	31
Shire PLC (United Kingdom)	505	30
Sysmex (Japan)	300	18
Vitrolife AB (Sweden)	313	13

		305

Industrials — 1.2%
Ashtead Group PLC (United Kingdom)	2,270	44
dorma+kaba Holding AG (Switzerland)*	34	25
Geberit AG (Switzerland)	88	35
Hexagon AB, Cl B (Sweden)	474	17
Ingersoll-Rand PLC (Ireland)	1,020	76
Kingspan Group PLC (Ireland)	728	19
Nidec (Japan)	400	36
Novanta (Canada)*	336	7
Rational AG (Germany)	53	23
Schneider Electric SE (France)	207	14
Siemens AG (Germany)	339	38
SMC (Japan)	41	12
Tomra Systems ASA (Norway)	1,976	20

		366

Information Technology — 2.4%
Accenture PLC, Cl A (Ireland)	1,080	129
Aconex (Australia)*	3,152	11

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
Alibaba Group Holding, ADR (China)*	542	$51
Amdocs (Guernsey)	1,150	68
CyberArk Software (Israel)*	523	27
Dassault Systemes SA (France)	225	17
EVERTEC (Puerto Rico)	611	11
Globant SA (Luxembourg)*	130	4
KCE Electronics PCL (Thailand)	7,872	26
Keyence (Japan)	86	59
LINE, ADR (Japan)*	719	28
Mellanox Technologies (Israel)*	210	9
MercadoLibre (Argentina)	147	23
Mobileye NV (Israel)*	690	26
NXP Semiconductors NV (Netherlands)*	391	39
Open Text (Canada)	206	13
SAP SE, ADR (Germany)	548	46
Temenos Group AG (Switzerland)*	394	27
Tencent Holdings (Hong Kong)	2,723	68
Wirecard AG (Germany)	1,123	50

		732

Materials — 0.3%
CRH PLC, ADR (Ireland)	756	25
James Hardie Industries PLC (Australia)	2,290	35
Randgold Resources, ADR (United Kingdom)	239	17

		77

Real Estate Investment Trusts — 0.5%
Colliers International Group (Canada)	333	12
Daito Trust Construction (Japan)	105	16
Deutsche Wohnen AG (Germany)	819	25
FirstService (Canada)	441	19
Mitsubishi Estate (Japan)	2,000	41
VIB Vermoegen AG (Germany)	819	16
Yanlord Land Group (Singapore)	27,396	27

		156

Telecommunication Services — 0.3%
Magyar Telekom Telecommunications PLC (Hungary)	23,936	40
Safaricom (Kenya)	160,814	31
Telekomunikasi Indonesia Persero Tbk PT, ADR (Indonesia)	592	17

		88

Utilities — 0.0%
Pampa Energia SA, ADR (Argentina)*	163	6

		6

Total Foreign Common Stocks (Cost $2,817)		3,138

EXCHANGE-TRADED FUNDS — 16.0%
iShares MSCI EAFE Growth ETF†	12,224	771
iShares MSCI EAFE Value ETF†	46,278	2,127
iShares MSCI Emerging Markets ETF†	20,011	710
iShares TIPS Bond ETF†	2,750	312
SPDR® S&P 500® ETF Trust	3,155	695
Vanguard Short-Term Inflation-Protected Securities ETF*	6,300	311

Number of Shares		Value (000)

Total Exchange-Traded Funds (Cost $4,935)		$4,926

MASTER LIMITED PARTNERSHIPS — 0.2%
Energy — 0.2%
Alliance Resource Partners LP	398	9
Magellan Midstream Partners LP	620	43

		52

Financials — 0.0%
Ares Management LP	282	5

Total Master Limited Partnerships (Cost $49)		57

Par (000)
ASSET-BACKED SECURITIES — 2.3%
Automotive — 1.6%
BMW Vehicle Owner Trust, Series 2016-A, Cl A3 1.160%, 11/25/20	$115	114
Fifth Third Auto Trust, Series 2015-1, Cl A3 1.420%, 03/16/20	95	95
Ford Credit Auto Lease Trust, Series 2016-A, Cl A2A 1.420%, 11/15/18	81	81
Ford Credit Auto Owner Trust, Series 2016-A, Cl A3 1.390%, 07/15/20	25	25
Honda Auto Receivables Owner Trust, Series 2016-2, Cl A3 1.390%, 04/15/20	35	35
Honda Auto Receivables Owner Trust, Series 2016-3, Cl A4 1.330%, 11/18/22	70	69
Hyundai Auto Receivables Trust, Series 2015-B, Cl A2A 0.690%, 04/16/18	23	23
Volkswagen Auto Lease Trust, Series 2015-A, Cl A3 1.250%, 12/20/17	65	65

		507

Credit Cards — 0.7%
BA Credit Card Trust, Series 2015-A2, Cl A 1.360%, 09/15/20	100	100
Capital One Multi-Asset Execution Trust, Series 2016-A3, Cl A3 1.340%, 04/15/22	115	115

		215

Total Asset-Backed Securities (Cost $723)		722

See Notes to Financial Statements.

Par (000)		Value (000)
CORPORATE BONDS — 16.2%
Aerospace — 0.1%
Lockheed Martin 3.800%, 03/01/45	$50	$46

		46

Automotive — 0.3%
General Motors 6.600%, 04/01/36	20	23
General Motors Financial 3.200%, 07/13/20	35	35
Lear 5.375%, 03/15/24	50	52

		110

Cable — 0.8%
Charter Communications Operating LLC 6.384%, 10/23/35 144A	90	101
Comcast 3.200%, 07/15/36	40	36
Discovery Communications LLC 3.250%, 04/01/23 4.900%, 03/11/26	40 25	39 26
Thomson Reuters 1.650%, 09/29/17	40	40

		242

Consumer Discretionary — 0.2%
Hasbro 6.300%, 09/15/17	30	31
Marriott International 3.125%, 06/15/26	30	29

		60

Consumer Services — 0.4%
Avon Products 7.000%, 03/15/23	25	23
Graham Holdings 7.250%, 02/01/19	30	32
Royal Caribbean Cruises 7.500%, 10/15/27	42	50
Sotheby’s 5.250%, 10/01/22 144A	25	24

		129

Consumer Staples — 0.2%
WhiteWave Foods 5.375%, 10/01/22	50	55

		55

Energy — 2.2%
Anadarko Petroleum 4.850%, 03/15/21	15	16
Boardwalk Pipelines LP 3.375%, 02/01/23 5.950%, 06/01/26	25 15	24 16
ConocoPhillips 4.150%, 11/15/34 6.500%, 02/01/39	10 15	9 18
Energy Transfer Partners LP 4.050%, 03/15/25 6.125%, 12/15/45	35 30	34 30

	Par (000)	Value (000)

EQT 4.875%, 11/15/21	$40	$43
EQT Midstream Partners LP 4.125%, 12/01/26	45	43
Freeport-McMoran Oil & Gas LLC 6.875%, 02/15/23	20	21
HollyFrontier 5.875%, 04/01/26	45	45
Kinder Morgan Energy Partners LP 6.500%, 04/01/20	15	17
Kinder Morgan Energy Partners LP (MTN) 6.950%, 01/15/38	45	50
McDermott International 8.000%, 05/01/21 144A	40	39
Newfield Exploration 5.375%, 01/01/26	30	31
Petroleos Mexicanos (GMTN) 4.250%, 01/15/25	25	22
PHI 5.250%, 03/15/19	20	19
Phillips 66 4.650%, 11/15/34	30	30
Rowan 4.875%, 06/01/22 4.750%, 01/15/24	50 10	43 9
Tesoro 5.375%, 10/01/22	35	36
Valero Energy 3.400%, 09/15/26	40	38
Williams Partners LP 4.125%, 11/15/20	35	36

		669

Financials — 4.4%
American Express Credit (GMTN) 2.250%, 08/15/19	50	50
Bank of America 6.250%, 09/29/49 (C)	35	35
Bank of America (GMTN) 2.000%, 01/11/18	65	65
Bank of America (MTN) 4.000%, 04/01/24	60	62
4.200%, 08/26/24	30	30
3.248%, 10/21/27	10	10
BankUnited 4.875%, 11/17/25	35	34
Bear Stearns LLC 7.250%, 02/01/18	35	37
Citigroup 2.150%, 07/30/18	30	30
2.050%, 12/07/18	10	10
4.450%, 09/29/27	55	56
6.250%, 12/29/49 (C)	25	26
Credit Suisse AG (GMTN) 5.400%, 01/14/20	75	80
Deutsche Bank AG 2.950%, 08/20/20	60	58
Deutsche Bank AG (GMTN) 2.850%, 05/10/19	15	15
Goldman Sachs Group 2.350%, 11/15/21	65	63
5.750%, 01/24/22	50	56

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Par (000)		Value (000)
CORPORATE BONDS — continued
Financials — continued
HSBC Holdings PLC
5.100%, 04/05/21	$60	$65
International Lease Finance
6.250%, 05/15/19	25	27
JPMorgan Chase
4.625%, 05/10/21	60	65
7.900%, 12/29/49 (C)	30	30
Morgan Stanley (GMTN)
2.125%, 04/25/18	95	95
Morgan Stanley (MTN)
4.100%, 05/22/23	50	51
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	35	35
Santander UK Group Holdings PLC (GMTN)
3.125%, 01/08/21	45	45
State Street
5.250%, 12/29/49 (C)	25	26
Visa
4.150%, 12/14/35	65	67
Wells Fargo
5.900%, 12/29/49 (C)	35	35
Wells Fargo (MTN)
3.300%, 09/09/24	55	55
Westpac Banking
2.250%, 07/30/18	30	30

		1,343

Food, Beverage & Tobacco — 0.4%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	35	37
Constellation Brands
6.000%, 05/01/22	50	57
Kraft Heinz Foods
5.200%, 07/15/45	30	32

		126

Healthcare — 1.2%
Abbott Laboratories
3.750%, 11/30/26	80	79
Actavis Funding SCS
3.450%, 03/15/22	30	30
Amgen
4.400%, 05/01/45	50	48
HCA
4.250%, 10/15/19	45	46
Johnson & Johnson
3.550%, 03/01/36	50	50
Mylan NV
3.950%, 06/15/26 144A	25	23
Select Medical
6.375%, 06/01/21	30	29
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	40	39
Teva Pharmaceutical Finance III BV
3.150%, 10/01/26	40	37

		381

Industrials — 1.2%
Avnet
4.625%, 04/15/26	35	34

	Par (000)	Value (000)

Ball
4.000%, 11/15/23	$55	$54
CNH Industrial NV
4.500%, 08/15/23	50	49
Crown Cork & Seal
7.375%, 12/15/26	20	22
General Electric
4.125%, 10/09/42	40	40
KLX
5.875%, 12/01/22 144A	35	36
Masco
7.750%, 08/01/29	25	30
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	25	26
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	40	44
USG
8.250%, 01/15/18	20	21

		367

Information Technology — 0.1%
VeriSign
4.625%, 05/01/23	25	25

		25

Insurance — 0.7%
Berkshire Hathaway Finance
4.250%, 01/15/21	60	65
Hartford Financial Services Group
6.300%, 03/15/18	45	47
MetLife
6.400%, 12/15/36	30	33
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	30	32
XLIT
4.450%, 03/31/25	45	44

		221

Materials — 0.1%
Cytec Industries
3.950%, 05/01/25	45	43

		43

Real Estate Investment Trusts — 0.7%
American Campus Communities Operating Partnership LP REIT
4.125%, 07/01/24	55	56
AvalonBay Communities (MTN) REIT
3.900%, 10/15/46	30	28
Realty Income REIT
5.375%, 09/15/17	50	52
3.250%, 10/15/22	30	30
Spirit Realty LP REIT
4.450%, 09/15/26 144A	50	47

		213

Retail — 1.0%
Expedia
5.000%, 02/15/26	60	62

See Notes to Financial Statements.

Par (000)		Value (000)
CORPORATE BONDS — continued
Retail — continued
Hanesbrands
4.625%, 05/15/24 144A	$25	$25
Levi Strauss
6.875%, 05/01/22	30	31
Priceline Group
3.600%, 06/01/26	50	49
Wal-Mart Stores
5.625%, 04/01/40	80	99
Wolverine World Wide
5.000%, 09/01/26 144A	30	29

		295

Technology — 0.7%
Activision Blizzard
3.400%, 09/15/26 144A	40	38
Apple
3.850%, 05/04/43	65	61
KLA-Tencor
4.125%, 11/01/21	55	57
Microsoft
3.450%, 08/08/36	35	33
Oracle
4.300%, 07/08/34	35	36

		225

Telecommunications — 0.8%
AT&T
4.600%, 02/15/21	40	42
4.450%, 04/01/24	45	47
4.750%, 05/15/46	35	33
DigitalGlobe
5.250%, 02/01/21 144A	20	20
Verizon Communications
4.272%, 01/15/36	55	52
Vodafone Group PLC
1.250%, 09/26/17	40	40

		234

Transportation — 0.3%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	50	55
FedEx
3.900%, 02/01/35	35	33

		88

Utilities — 0.4%
Berkshire Hathaway Energy
6.125%, 04/01/36	35	44
Dominion Resources VA
1.400%, 09/15/17	40	40
NextEra Energy Capital Holdings
2.056%, 09/01/17	40	40

		124

Total Corporate Bonds (Cost $4,964)		4,996

Par (000)		Value (000)
MUNICIPAL BOND — 0.2%
Texas — 0.2%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	$45		$54

Total Municipal Bond (Cost $53)			54

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 11.9%
Federal Home Loan Mortgage Corporation — 1.6%
4.000%, 01/01/41	81		86
4.000%, 10/01/43	103		109
4.000%, 10/01/44	176		187
3.500%, 06/01/42	107		110

			492

Federal National Mortgage Association — 9.3%
5.500%, 07/01/33	3		3
5.500%, 05/01/35	20		22
5.000%, 08/01/40	129		142
4.500%, 06/01/40	150		164
4.500%, 01/01/41	87		94
4.500%, 03/01/41	81		88
4.000%, 03/01/26	23		24
4.000%, 12/01/40	80		84
4.000%, 01/01/41	116		123
4.000%, 02/01/41	93		98
3.500%, 01/01/26	89		92
3.500%, 10/01/26	61		63
3.500%, 11/01/29	113		118
3.500%, 03/01/41	91		93
3.500%, 08/01/42	182		187
3.500%, 02/01/43	103		106
3.500%, 08/01/43	93		96
3.500%, 08/01/44	155		160
3.500%, 12/01/45	141		145
3.500%, 07/01/46	116		119
3.000%, 06/01/28	70		72
3.000%, 11/01/42	145		145
3.000%, 04/01/43	168		168
3.000%, 05/01/43	140		140
3.000%, 06/01/46	160		159
2.500%, 11/01/27	151		152

			2,857

Government National Mortgage Association — 1.0%
4.500%, 10/20/45	77		83
4.000%, 09/15/41	79		84
4.000%, 10/20/43	47		50
3.500%, 07/15/42	39		41
3.500%, 12/20/42	52		55

			313

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $3,631)		3,662

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Bonds — 2.2%
3.750%, 08/15/41	120		136
3.125%, 08/15/44	150		152

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Bonds — continued
2.500%, 02/15/45	$435	$389

		677

U.S. Treasury Notes — 11.0%
2.625%, 08/15/20	50	52
2.375%, 08/15/24	300	302
2.250%, 11/15/24	10	10
2.125%, 08/15/21	380	384
2.125%, 05/15/25	135	133
2.000%, 07/31/20	80	81
2.000%, 02/28/21	365	369
2.000%, 02/15/23	95	94
1.750%, 10/31/20	590	592
1.625%, 07/31/19	180	181
1.625%, 12/31/19	50	50
1.625%, 08/15/22	260	254
1.500%, 08/31/18	120	121
1.500%, 12/31/18	30	30
1.250%, 10/31/19	200	199
1.125%, 01/15/19	100	100
1.000%, 03/31/17	20	20
1.000%, 06/30/19	345	342
0.875%, 07/15/18	95	95

		3,409

Total U.S. Treasury Obligations (Cost $4,185)		4,086

	Number of Shares	Value (000)
MONEY MARKET FUND — 3.2%
PNC Government Money Market Fund, Class I Shares 0.240%† (D)	979,778	$980

Total Money Market Fund (Cost $980)		980

TOTAL INVESTMENTS — 106.0%
(Cost $30,015)**		32,659

Other Assets & Liabilities – (6.0)%		(1,855)

TOTAL NET ASSETS — 100.0%		$30,804

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $30,089.

Gross unrealized appreciation (000)	$3,186
Gross unrealized depreciation (000)	(616)

Net unrealized appreciation (000)	$2,570

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Illiquid Security. Total value of illiquid securities is $1 (000) and represents less than 0.1% of net assets as of November 30, 2016.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2016.
(D)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $545 (000) and represents 1.8% of net assets as of November 30, 2016.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Other Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$722	$–	$722

Common Stocks	10,037	–	1	10,038

Corporate Bonds	–	4,996	–	4,996

Exchange-Traded Funds	4,926	–	–	4,926

Foreign Common Stocks:

Argentina	32	–	–	32

Australia	–	89	–	89

Belgium	28	–	–	28

Bermuda	47	–	–	47

Canada	113	–	–	113

Cayman Islands	8	–	–	8

China	86	38	–	124

Curacao	84	–	–	84

Denmark	–	86	–	86

France	101	45	–	146

Germany	46	217	–	263

Guernsey	68	–	–	68

Hong Kong	–	114	–	114

Hungary	–	40	–	40

India	47	–	–	47

Indonesia	17	–	–	17

Ireland	299	–	–	299

Israel	62	–	–	62

Italy	–	48	–	48

Japan	81	309	–	390

Kenya	46	–	–	46

Luxembourg	12	–	–	12

Netherlands	39	46	–	85

Norway	–	39	–	39

Panama	156	–	–	156

Philippines	–	17	–	17

Puerto Rico	11	–	–	11

Singapore	27	–	–	27

Sweden	–	30	–	30

Switzerland	102	146	–	248

Thailand	–	52	–	52

United Kingdom	100	210	–	310

Master Limited Partnerships	57	–	–	57

Money Market Fund	980	–	–	980

Municipal Bond	–	54	–	54

U.S. Government Agency Mortgage-Backed Obligations	–	3,662	–	3,662

See Notes to Financial Statements.

P N C  B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Other Significant Unobservable Inputs (000)	Total Value (000)

U.S. Treasury Obligations	$–	$4,086	–	$4,086

Total Assets - Investments in Securities	$17,612	$15,046	$1	$32,659

There were no material transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C   I n t e r n a t i o n a l E q u i t y F u n d

S C H E D U L E   O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Number of Shares		Value (000)
FOREIGN COMMON STOCKS — 94.4%
Consumer Discretionary — 16.4%
Barratt Developments PLC (United Kingdom)	1,533,576	$8,988
Bellway PLC (United Kingdom)	311,359	9,511
Christian Dior SA (France)	48,700	9,464
Cie Generale des Etablissements Michelin (France)	78,200	8,349
Compass Group PLC (United Kingdom)	256,873	4,398
Domino’s Pizza Enterprises (Australia)	62,048	3,101
Dufry AG (Switzerland)*	23,931	2,960
Duni AB (Sweden)	417,000	5,238
Gourmet Master (Taiwan)	457,677	3,813
Industria de Diseno Textil SA (Spain)	129,799	4,436
International Game Technology PLC (United Kingdom)	427,229	11,014
IPSOS (France)	109,172	3,170
Just Eat PLC (United Kingdom)*	727,918	5,330
Kia Motors (South Korea)	205,600	6,568
lululemon athletica (Canada)*	48,953	2,790
LVMH Moet Hennessy
Louis Vuitton SE (France)#	11,808	2,145
Pandora A/S (Denmark)	32,335	3,837
Persimmon PLC (United Kingdom)	414,645	8,793
Sony, ADR (Japan)	246,516	7,166
TAL Education Group, ADR (China)*	66,442	5,085
Taylor Wimpey PLC (United Kingdom)	4,740,450	8,773
XXL ASA (Norway) 144A	250,972	2,976
Zalando SE (Germany)* 144A	118,745	4,423
zooplus AG (Germany)*	16,857	2,164

		134,492

Consumer Staples — 6.4%
Anheuser-Busch InBev SA (Belgium)	41,979	4,362
Asahi Group Holdings (Japan)	255,500	8,363
Bellamy’s Australia (Australia)#	424,074	3,846
BGF retail (South Korea)	36,586	2,717
Davide Campari-Milano SpA (Italy)	402,860	3,876
Greencore Group PLC (Ireland)	1,482,153	5,392
Heineken NV (Netherlands)	30,112	2,254
Kao (Japan)	68,500	3,175
Koninklijke Ahold Delhaize NV (Netherlands)	232,331	4,575
Nestle SA (Switzerland)	88,425	5,951
Puregold Price Club (Philippines)	2,764,400	2,168
Reckitt Benckiser Group PLC (United Kingdom)	70,022	5,915

		52,594

Energy — 3.0%
Sasol (South Africa)	268,250	7,202
Thai Oil PCL (Thailand)	4,708,850	9,771
WorleyParsons (Australia)*#	1,244,600	8,026

		24,999

Financials — 13.6%
AIA Group (Hong Kong)	1,016,004	6,187
Cerved Information Solutions SpA (Italy)	285,709	2,300
Danske Bank A/S (Denmark)	153,985	4,482
DNB ASA (Norway)	677,544	9,971
Equity Group Holdings (Kenya)	6,511,925	1,919
FinecoBank Banca Fineco SpA (Italy)	224,910	1,161
Hannover Rueck SE (Germany)	79,000	8,384
HDFC Bank, ADR (India)	116,114	7,492

	Number of Shares	Value (000)

IRF European Finance
Investments (Bermuda)* (A) (B)	284,500	$–
Muenchener Rueckversicherungs AG (Germany)	39,300	7,160
Nihon M&A Center (Japan)	127,400	3,482
Ping An Insurance Group of China, Cl H (China)	915,024	5,050
Popular (Puerto Rico)	207,000	8,415
Sberbank of Russia, ADR (Russia)	467,600	4,716
Siam Commercial Bank PCL (Thailand) (B)	2,337,500	9,579
SpareBank 1 SR Bank ASA (Norway)	1,267,853	8,342
Srisawad Power 1979 PCL (Thailand)	3,550,205	4,076
Standard Chartered PLC (United Kingdom)*	1,171,318	9,385
Svenska Handelsbanken AB (Sweden)	672,300	9,331

		111,432

Healthcare — 8.6%
Ambu A/S, Cl B (Denmark)	28,191	1,089
Bayer AG (Germany)	33,191	3,126
Clinigen Group PLC (United Kingdom)	415,669	3,927
CYBERDYNE (Japan)*#	258,600	3,413
GN Store Nord A/S (Denmark)	165,393	3,220
Grifols SA (Spain)	262,044	5,131
Hypermarcas SA (Brazil)	14,387	110
ICON PLC (Ireland)*	76,354	5,775
M3 (Japan)	126,900	3,302
NMC Health PLC (United Kingdom)	309,899	5,232
Novartis AG (Switzerland)	100,766	6,945
Ono Pharmaceutical (Japan)	223,800	4,992
Roche Holding AG (Switzerland)	39,493	8,790
Shire PLC (United Kingdom)	81,347	4,738
Sysmex (Japan)	55,600	3,390
Teva Pharmaceutical Industries, ADR (Israel)	136,630	5,151
Vitrolife AB (Sweden)	50,267	2,018

		70,349

Industrials — 13.2%
ANDRITZ AG (Austria)	175,900	9,065
Ashtead Group PLC (United Kingdom)	375,604	7,356
BBA Aviation PLC (United Kingdom)	2,307,349	7,567
Caverion (Finland)#	254,238	1,752
dorma+kaba Holding AG (Switzerland)*	5,265	3,804
Geberit AG (Switzerland)	13,801	5,455
Hexagon AB, Cl B (Sweden)	75,931	2,692
Kingspan Group PLC (Ireland)	119,031	3,179
Kone OYJ, Cl B (Finland)	172,200	7,577
Konecranes OYJ (Finland)#	343,382	11,822
Loomis AB, Cl B (Sweden)	278,831	7,373
Nidec (Japan)	67,700	6,151
Rational AG (Germany)	8,286	3,647
Schneider Electric SE (France)	29,502	1,958
Siemens AG (Germany)	52,682	5,938
SMC (Japan)	18,926	5,483
Tomra Systems ASA (Norway)	317,882	3,174
TREVI Finanziaria Industriale SpA (Italy)*#	1,719,170	1,476
Vinci SA (France)	138,600	8,976
YIT OYJ (Finland)	440,538	3,522

		107,967

Information Technology — 12.2%
Aconex (Australia)*#	802,900	2,716
Alibaba Group Holding, ADR (China)*	85,596	8,048
Broadcom (Singapore)	23,082	3,935
CyberArk Software (Israel)*	84,792	4,325

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
Dassault Systemes SA (France)	30,473	$2,321
Infosys, ADR (India)	419,260	6,071
KCE Electronics PCL (Thailand)	1,287,262	4,344
Keyence (Japan)	6,835	4,727
LINE, ADR (Japan)*#	116,064	4,491
MercadoLibre (Argentina)	23,884	3,769
Mobileye NV (Israel)*	116,099	4,322
NCSoft (South Korea)	17,420	4,060
NXP Semiconductors NV (Netherlands)*	62,999	6,246
Samsung Electronics (South Korea)	7,711	11,475
SAP SE, ADR (Germany)#	81,731	6,802
Temenos Group AG (Switzerland)*	63,471	4,404
Tencent Holdings (Hong Kong)	439,847	10,953
Wirecard AG (Germany)	164,082	7,317

		100,326

Materials — 14.2%
Agnico Eagle Mines (Canada)#	72,389	2,971
BASF SE (Germany)	108,700	9,393
BHP Billiton PLC (United Kingdom)	33,699	555
BHP Billiton PLC, ADR (United Kingdom)	351,800	11,652
CRH PLC, ADR (Ireland)	149,357	4,945
Fortuna Silver Mines (Canada)*	417,878	2,536
Imerys SA (France)	114,552	7,976
James Hardie Industries PLC (Australia)	308,183	4,717
LANXESS AG (Germany)	168,400	10,415
Linde AG (Germany)	54,900	9,223
Methanex (Canada)	287,200	12,642
Randgold Resources, ADR (United Kingdom)#	38,244	2,749
Showa Denko KK (Japan)	767,500	10,511
Solvay SA (Belgium)	79,812	9,125
Symrise AG (Germany)	130,030	7,895
Syrah Resources (Australia)*#	163,372	335
Yara International ASA (Norway)	231,500	8,560

		116,200

Real Estate Investment Trusts — 2.4%
Daito Trust Construction (Japan)	23,925	3,729
Deutsche Wohnen AG (Germany)	127,797	3,937
Mitsubishi Estate (Japan)	275,000	5,627
VIB Vermoegen AG (Germany)	130,755	2,582
Yanlord Land Group (Singapore)	4,258,178	4,115

		19,990

Telecommunication Services — 4.2%
Deutsche Telekom AG (Germany)	445,761	7,015
Freenet AG (Germany)	218,119	5,561
KDDI (Japan)	361,700	9,471
Magyar Telekom Telecom- munications PLC (Hungary)	3,417,128	5,695
Safaricom (Kenya)	21,561,789	4,215
Telekomunikasi Indonesia
Persero Tbk PT, ADR (Indonesia)	95,232	2,676

		34,633

Utilities — 0.2%
Red Electrica SA (Spain)	95,204	1,693

		1,693

	Number of Shares	Value (000)

Total Foreign Common Stocks (Cost $749,091)		$774,675

MONEY MARKET FUND — 5.4%
PNC Government Money Market Fund, Class I Shares 0.240%† (C) (D)	44,278,861	44,279

Total Money Market Fund (Cost $44,279)		44,279

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.8% (Cost $793,370)		818,954

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.4%

Affiliated Money Market Fund — 3.4%
PNC Government Money Market Fund, Class I Shares 0.240%† (C)	27,965,828	27,966

Money Market Fund — 1.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.300% (C)	8,437,800	8,438

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $36,404)‡		36,404

TOTAL INVESTMENTS — 104.2% (Cost $829,774)**		855,358

Other Assets & Liabilities – (4.2)%		(34,444)

TOTAL NET ASSETS — 100.0%		$820,914

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $831,196.

Gross unrealized appreciation (000)	$80,607
Gross unrealized depreciation (000)	(56,445)
Net unrealized appreciation (000)	$24,162

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $31,931 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents less than 0.1% of net assets as of November 30, 2016.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(D)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,399 (000) and represents 0.9% of net assets as of November 30, 2016.

See Notes to Financial Statements.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

TOPIX Index Future	31	4,011	12/09/16	25

    Cash in the amount of $171,398 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

    Assets in the amount of $4,447,958 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

P N C   I n t e r n a t i o n a l    E q u i t y    F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,  2 0 1 6   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Other Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Foreign Common Stocks:

Argentina	$3,769	$–	$–	$3,769

Australia	–	22,741	–	22,741

Austria	–	9,065	–	9,065

Belgium	4,362	9,125	–	13,487

Bermuda	–	–	–	–

Brazil	–	110	–	110

Canada	20,939	–	–	20,939

China	13,133	5,050	–	18,183

Denmark	–	12,628	–	12,628

Finland	–	24,673	–	24,673

France	–	44,359	–	44,359

Germany	6,802	98,180	–	104,982

Hong Kong	–	17,140	–	17,140

Hungary	–	5,695	–	5,695

India	13,563	–	–	13,563

Indonesia	2,676	–	–	2,676

Ireland	13,899	5,392	–	19,291

Israel	13,798	–	–	13,798

Italy	1,476	7,337	–	8,813

Japan	11,657	75,816	–	87,473

Kenya	6,134	–	–	6,134

Netherlands	6,246	6,829	–	13,075

Norway	–	33,023	–	33,023

Philippines	–	2,168	–	2,168

Puerto Rico	8,415	–	–	8,415

Russia	4,716	–	–	4,716

Singapore	8,050	–	–	8,050

South Africa	–	7,202	–	7,202

South Korea	–	24,820	–	24,820

Spain	–	11,260	–	11,260

Sweden	–	26,652	–	26,652

Switzerland	–	38,309	–	38,309

Taiwan	–	3,813		3,813

Thailand	–	27,770	–	27,770

United Kingdom	29,342	86,541	–	115,883

Money Market Fund	44,279	–	–	44,279

Short-Term Investments Purchased with Collateral From Securities Loaned	36,404	–	–	36,404

Total Assets - Investments in Securities	$249,660	$605,698	$–	$855,358

See Notes to Financial Statements.

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Other Financial Instruments

Futures Contracts	$25	$–	$–	$25

Total Assets - Other Financial Instruments	$25	$–	$–	$25

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:
Payable for collateral received for loaned securities	$–	$36,404	$–	$36,404

Total Liabilities -Collateral Received for Loaned Securities	$–	$36,404	$–	$36,404

There were no transfers between Level 1 and Level 2 during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 6  ( U n a u d i t e d )

At November 30, 2016, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks
United Kingdom	14.1%	$115,883
Germany	12.8	104,982
Japan	10.7	87,473
France	5.4	44,359
Switzerland	4.7	38,309
Norway	4.0	33,023
Thailand	3.4	27,770
Sweden	3.2	26,652
South Korea	3.0	24,820
Finland	3.0	24,673
Australia	2.8	22,741
Canada	2.5	20,939
Ireland	2.3	19,291
China	2.2	18,183
Hong Kong	2.1	17,140
Israel	1.7	13,798
India	1.7	13,563
Belgium	1.6	13,487
Netherlands	1.6	13,075
Denmark	1.5	12,628
Spain	1.4	11,260
Austria	1.1	9,065
Italy	1.1	8,813
Puerto Rico	1.0	8,415
Singapore	1.0	8,050
South Africa	0.9	7,202
Kenya	0.7	6,134
Hungary	0.7	5,695
Russia	0.6	4,716
Taiwan	0.5	3,813
Argentina	0.5	3,769
Indonesia	0.3	2,676
Philippines	0.3	2,168
Brazil	0.0 *	110
Bermuda	0.0	–

Total Foreign Common Stocks	94.4	774,675
Money Market Fund	5.4%	$44,279

Total Investments Before Collateral for Loaned Securities	99.8	818,954
Short-Term Investments Purchased with Collateral for Loaned Securities	4.4	36,404

Total Investments	104.2	855,358
Other Assets and Liabilities	(4.2)	(34,444)

Net Assets	100.0%	$820,914

*	Amount represents less than 0.1%.

See Notes to Financial Statements.

P N C   I n t e r n a t i o n a l  G r o w t h   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 97.8%
Consumer Discretionary — 14.4%
Compass Group PLC (United Kingdom)	2,141	$37
Domino’s Pizza Enterprises (Australia)	506	25
Dufry AG (Switzerland)*	199	25
Gourmet Master (Taiwan)	3,805	32
Industria de Diseno Textil SA (Spain)	1,086	37
Just Eat PLC (United Kingdom)*	6,093	45
lululemon athletica (Canada)*	408	23
LVMH Moet Hennessy Louis Vuitton SE (France)	99	18
Pandora A/S (Denmark)	272	32
Sony, ADR (Japan)	2,063	60
TAL Education Group, ADR (China)*	555	42
XXL ASA (Norway) 144A	2,170	26
Zalando SE (Germany)* 144A	993	37
zooplus AG (Germany)*	126	16

		455

Consumer Staples — 10.3%
Anheuser-Busch InBev SA (Belgium)	359	37
Bellamy’s Australia (Australia)	3,540	32
BGF retail (South Korea)	304	23
Davide Campari-Milano SpA (Italy)	3,114	30
Heineken NV (Netherlands)	251	19
Kao (Japan)	573	27
Koninklijke Ahold Delhaize NV (Netherlands)	1,943	38
Nestle SA (Switzerland)	743	50
Puregold Price Club (Philippines)	23,100	18
Reckitt Benckiser Group PLC (United Kingdom)	607	51

		325

Financials — 9.5%
AIA Group (Hong Kong)	8,504	52
Cerved Information Solutions SpA (Italy)	2,365	19
Danske Bank A/S (Denmark)	1,281	37
Equity Group Holdings (Kenya)	57,221	17
FinecoBank Banca Fineco SpA (Italy)	1,882	10
HDFC Bank, ADR (India)	973	63
Nihon M&A Center (Japan)	968	26
Ping An Insurance Group of China, Cl H (China)	7,659	42
Srisawad Power 1979 PCL (Thailand)	29,875	34

		300

Healthcare — 15.3%
Ambu A/S, Cl B (Denmark)	235	9
Bayer AG (Germany)	280	26
Clinigen Group PLC (United Kingdom)	3,010	28
CYBERDYNE (Japan)*	2,164	29
GN Store Nord A/S (Denmark)	1,384	27
Grifols SA (Spain)	2,183	43
Hypermarcas SA (Brazil)	113	1
ICON PLC (Ireland)*	638	48
M3 (Japan)	1,100	29
NMC Health PLC (United Kingdom)	2,641	45
Ono Pharmaceutical (Japan)	1,826	41
Roche Holding AG, ADR (Switzerland)	2,643	73
Shire PLC (United Kingdom)	672	39
Sysmex (Japan)	500	30
Vitrolife AB (Sweden)	417	17

		485

	Number of Shares	Value (000)

Industrials — 12.9%
Ashtead Group PLC (United Kingdom)	3,131	$61
dorma+kaba Holding AG (Switzerland)*	47	34
Geberit AG (Switzerland)	113	45
Hexagon AB, Cl B (Sweden)	632	22
Kingspan Group PLC (Ireland)	1,033	28
Nidec (Japan)	525	48
Rational AG (Germany)	70	31
Schneider Electric SE (France)	246	16
Siemens AG (Germany)	441	50
SMC (Japan)	158	46
Tomra Systems ASA (Norway)	2,643	26

		407

Information Technology — 21.6%
Aconex (Australia)*	6,568	22
Alibaba Group Holding, ADR (China)*	719	68
Broadcom (Singapore)	181	31
CyberArk Software (Israel)*	701	36
Dassault Systemes SA (France)	254	19
KCE Electronics PCL (Thailand)	10,285	35
Keyence (Japan)	57	39
LINE, ADR (Japan)*	960	37
MercadoLibre (Argentina)	191	30
Mobileye NV (Israel)*	962	36
NCSoft (South Korea)	142	33
NXP Semiconductors NV (Netherlands)*	527	52
SAP SE, ADR (Germany)	669	56
Temenos Group AG (Switzerland)*	515	36
Tencent Holdings (Hong Kong)	3,651	91
Wirecard AG (Germany)	1,372	61

		682

Materials — 4.7%
Agnico Eagle Mines (Canada)	586	24
CRH PLC, ADR (Ireland)	1,234	41
Fortuna Silver Mines (Canada)*	3,404	20
James Hardie Industries PLC (Australia)	2,423	37
Randgold Resources, ADR (United Kingdom)	319	23
Syrah Resources (Australia)*	1,356	3

		148

Real Estate Investment Trusts — 5.3%
Daito Trust Construction (Japan)	200	31
Deutsche Wohnen AG (Germany)	1,093	34
Mitsubishi Estate (Japan)	2,301	47
VIB Vermoegen AG (Germany)	1,090	21
Yanlord Land Group (Singapore)	35,842	35

		168

Telecommunication Services — 3.4%
Magyar Telekom Telecom-munications PLC (Hungary)	29,241	49
Safaricom (Kenya)	189,637	37
Telekomunikasi Indonesia Persero Tbk PT, ADR (Indonesia)	790	22

		108

See Notes to Financial Statements.

P N C   I n t e r n a t i o n a l  G r o w t h   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Utilities — 0.4%
Red Electrica SA (Spain)	798	$14

		14

Total Foreign Common Stocks (Cost $2,985)		3,092

EXCHANGE-TRADED FUND — 1.0%
iShares MSCI Japan ETF†	648	33

Total Exchange-Traded Fund (Cost $32)		33

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.2%
PNC Government Money Market Fund,
Class I Shares 0.240%† (A)	68,176	$68

Total Money Market Fund (Cost $68)		68

TOTAL INVESTMENTS — 101.0%

(Cost $3,085)**		3,193

Other Assets & Liabilities – (1.0)%		(31)

TOTAL NET ASSETS — 100.0%		$3,162

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $3,085.

Gross unrealized appreciation (000)	$256
Gross unrealized depreciation (000)	(148)
Net unrealized appreciation (000)	$108

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $63 (000) and represents 2.0% of net assets as of November 30, 2016.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Exchange-Traded Fund	$33	$–	$–	$33
Foreign Common Stocks:
Argentina	30	–	–	30
Australia	–	119	–	119
Belgium	37	–	–	37
Brazil	–	1	–	1
Canada	67	–	–	67
China	110	42	–	152
Denmark	–	105	–	105
France	–	53	–	53
Germany	56	276	–	332
Hong Kong	–	143	–	143
Hungary	–	49	–	49
India	63	–	–	63
Indonesia	22	–	–	22
Ireland	117	–	–	117
Israel	72	–	–	72
Italy	–	59	–	59
Japan	97	393	–	490
Kenya	54	–	–	54
Netherlands	52	57	–	109
Norway	–	52	–	52
Philippines	–	18	–	18
Singapore	66	–	–	66
South Korea	–	56	–	56
Spain	–	94	–	94
Sweden	–	39	–	39
Switzerland	74	189	–	263
Taiwan	–	32	–	32
Thailand	–	69	–	69
United Kingdom	51	278	–	329
Money Market Fund	68	–	–	68

Total Assets - Investments in Securities	$1,069	$2,124	$–	$3,193

The Fund held securities valued at $170 (000) as of May 31, 2016 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the six-month period ended November 30, 2016. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were being valued based on quoted prices as of May 31, 2016 that are now being fair value adjusted as of November 30, 2016. The value of securities that were transferred to Level 2 as of November 30, 2016 is $166 (000). (See Note 2 in Notes to Financial Statements).

The Fund held securities valued at $24 (000) as of May 31, 2016 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the six-month period ended November 30, 2016. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of May 31, 2016 that are now being valued based on quoted prices as of November 30, 2016. The value of securities that were transferred to Level 1 as of November 30, 2016 is $28 (000). (See Note 2 in Notes to Financial Statements).

See Notes to Financial Statements.

P N C   I n t e r n a t i o n a l  G r o w t h   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

At November 30, 2016, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)
Foreign Common Stocks
Japan	15.5%	$ 490
Germany	10.5	332
United Kingdom	10.4	329
Switzerland	8.3	263
China	4.8	152
Hong Kong	4.5	143
Australia	3.8	119
Ireland	3.7	117
Netherlands	3.5	109
Denmark	3.3	105
Spain	3.0	94
Israel	2.3	72
Thailand	2.2	69
Canada	2.1	67
Singapore	2.1	66
India	2.0	63
Italy	1.9	59
South Korea	1.8	56
Kenya	1.7	54
France	1.7	53
Norway	1.6	52
Hungary	1.5	49
Sweden	1.2	39
Belgium	1.2	37
Taiwan	1.0	32
Argentina	0.9	30
Indonesia	0.7	22
Philippines	0.6	18
Brazil	0.0 *	1
Total Foreign Common Stocks	97.8	3,092
Exchange-Traded Fund	1.0	33
Money Market Fund	2.2	68
Total Investments	101.0	3,193
Other Assets and Liabilities	(1.0)	(31)
Net Assets	100.0%	$3,162

*	Amount represents less than 0.1%.

See Notes to Financial Statements.

P N C  L a r g e  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.1%
Consumer Discretionary — 14.0%
Burlington Stores*	2,950	$259
CBS, Cl B	4,210	256
Comcast, Cl A	7,010	487
Dick’s Sporting Goods	3,670	217
Home Depot	3,420	443
Mohawk Industries*	1,060	209
NIKE, Cl B	5,420	272
O’Reilly Automotive*	1,290	354
Walt Disney	4,210	417
Wyndham Worldwide	3,350	241

		3,155

Consumer Staples — 9.0%
Altria Group	4,500	288
Constellation Brands, Cl A	2,880	435
Dr Pepper Snapple Group	4,660	404
Kraft Heinz	4,390	359
PepsiCo	3,690	369
Tyson Foods, Cl A	3,040	173

		2,028

Energy — 6.0%
Devon Energy	5,490	265
Exxon Mobil	3,307	289
Schlumberger (Curacao)	4,430	372
TOTAL SA, ADR (France)	9,120	435

		1,361

Financials — 16.6%
BNY Mellon	5,010	238
Citizens Financial Group	11,240	377
JPMorgan Chase	9,560	766
Morgan Stanley	7,460	308
Northern Trust	4,490	369
S&P Global	3,040	362
State Street	4,940	389
SunTrust Banks	7,572	393
Visa, Cl A	3,360	260
Wells Fargo	5,322	282

		3,744

Healthcare — 12.7%
Abbott Laboratories	5,440	207
Aetna	2,050	268
Amgen	2,840	409
Biogen*	910	268
Edwards Lifesciences*	2,970	246
Johnson & Johnson	4,799	534
Pfizer	13,000	418
Thermo Fisher Scientific	1,850	259
UnitedHealth Group	1,550	246

		2,855

Industrials — 11.4%
Cintas	2,580	296
Equifax	1,680	192
General Dynamics	2,130	374
General Electric	6,994	215
Honeywell International	2,880	328
Illinois Tool Works	2,510	314
Ingersoll-Rand PLC (Ireland)	3,230	241

	Number of Shares	Value (000)

Northrop Grumman	1,500	$374
Raytheon	1,600	239

		2,573

Information Technology — 17.9%
Accenture PLC, Cl A (Ireland)	2,210	264
Alphabet, Cl A*	839	651
Apple	5,088	562
Applied Materials	10,890	351
Cisco Systems	5,810	173
Facebook, Cl A*	4,700	557
Intel	6,350	220
Lam Research	3,740	396
Microsoft	4,180	252
Texas Instruments	5,310	393
Vantiv, ClA*	3,810	215

		4,034

Materials — 4.0%
Berry Plastics Group*	7,320	364
Dow Chemical	5,770	322
Vulcan Materials	1,760	221

		907

Real Estate Investment Trusts — 2.0%
Prologis REIT	5,040	256
Simon Property Group REIT	1,040	187

		443

Telecommunication Services — 1.8%
Verizon Communications	8,040	401

Utilities — 2.7%
American Water Works	3,200	232
WEC Energy Group	6,580	368

		600

Total Common Stocks
(Cost $20,015)		22,101

EXCHANGE-TRADED FUND — 1.5%
SPDR® S&P 500® ETF Trust	1,500	331

Total Exchange-Traded Fund (Cost $325)		331

MONEY MARKET FUND — 0.2%
PNC Government Money Market Fund, Class I Shares 0.240%† (A)	52,986	53

Total Money Market Fund (Cost $53)		53

TOTAL INVESTMENTS — 99.8%

(Cost $20,393)**		22,485

Other Assets & Liabilities – 0.2%		52

TOTAL NET ASSETS — 100.0%		$22,537

See Notes to Financial Statements.

P N C  L a r g e  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $20,407.

Gross unrealized appreciation (000)	$2,451
Gross unrealized depreciation (000)	(373)
Net unrealized appreciation (000)	$2,078

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$22,101	$–	$–	$22,101

Exchange-Traded Fund	331	–	–	331

Money Market Fund	53	–	–	53

Total Assets - Investments in Securities	$22,485	$–	$–	$22,485

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  L a r g e  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.1%
Consumer Discretionary — 22.2%
Burlington Stores*	21,740	$1,911
Carnival (Panama)	23,150	1,190
Charter Communications, Cl A*	5,110	1,407
Comcast, Cl A	29,940	2,081
Dick’s Sporting Goods	22,070	1,304
Domino’s Pizza	6,900	1,159
Home Depot	17,580	2,275
Mohawk Industries*	6,920	1,366
Newell Brands	25,880	1,217
NIKE, Cl B	15,360	769
O’Reilly Automotive*	5,380	1,477
Scripps Networks Interactive, Cl A	19,740	1,367
Vail Resorts	8,370	1,326
Walt Disney	9,990	990

		19,839

Consumer Staples — 9.3%
Altria Group	13,180	842
Constellation Brands, Cl A	7,210	1,090
Dr Pepper Snapple Group	9,070	787
Kraft Heinz	15,200	1,241
PepsiCo	21,580	2,160
Post Holdings*	14,580	1,113
Tyson Foods, Cl A	18,530	1,053

		8,286

Financials — 2.8%
Morgan Stanley	28,360	1,173
S&P Global	11,260	1,340

		2,513

Healthcare — 14.5%
Abbott Laboratories	21,240	809
Amgen	11,810	1,701
Biogen*	6,040	1,776
Celgene*	8,100	960
Edwards Lifesciences*	10,410	863
Johnson & Johnson	16,310	1,815
Pfizer	27,000	868
Quintiles IMS Holdings*	13,350	1,026
Thermo Fisher Scientific	10,630	1,489
UnitedHealth Group	10,320	1,634

		12,941

Industrials — 13.4%
Carlisle	10,240	1,149
Cintas	9,130	1,046
Equifax	8,040	920
General Dynamics	8,690	1,524
Honeywell International	9,650	1,099
Illinois Tool Works	8,140	1,019
Ingersoll-Rand PLC (Ireland)	19,160	1,428
Lockheed Martin	4,700	1,247
Northrop Grumman	5,460	1,363
Raytheon	8,110	1,213

		12,008

Information Technology — 29.8%
Accenture PLC, Cl A (Ireland)	11,870	1,418

	Number of Shares	Value (000)

Alphabet, Cl A*	4,510	$3,499
Amdocs (Guernsey)	21,860	1,289
Apple	36,306	4,013
Applied Materials	42,140	1,357
Arrow Electronics*	15,340	1,047
CDW	28,440	1,457
Facebook, Cl A*	25,860	3,062
Intel	37,150	1,289
Lam Research	17,120	1,815
Mastercard, Cl A	8,590	878
Microsoft	53,060	3,197
Texas Instruments	19,430	1,437
Vantiv, ClA*	15,080	851

		26,609

Materials — 5.2%
Berry Plastics Group*	31,400	1,563
Dow Chemical	23,520	1,310
International Flavors & Fragrances	6,750	817
Vulcan Materials	7,240	910

		4,600

Real Estate Investment Trust — 0.9%
Prologis REIT	16,600	845

Total Common Stocks
(Cost $79,647)		87,641

EXCHANGE-TRADED FUND — 1.2%
iShares Russell 1000 Growth ETF†	10,000	1,040

Total Exchange-Traded Fund (Cost $1,035)		1,040

MONEY MARKET FUND — 0.6%
PNC Government Money Market Fund, Class I Shares 0.240%† (A)	574,566	575

Total Money Market Fund (Cost $575)		575

TOTAL INVESTMENTS — 99.9%
(Cost $81,257)**		89,256

Other Assets & Liabilities – 0.1%		127

TOTAL NET ASSETS — 100.0%		$89,383

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $81,320.

Gross unrealized appreciation (000)	$9,053
Gross unrealized depreciation (000)	(1,117)
Net unrealized appreciation (000)	$7,936

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

P N C  L a r g e  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$87,641	$–	$–	$87,641

Exchange-Traded Fund	1,040	–	–	1,040

Money Market Fund	575	–	–	575

Total Assets - Investments in Securities	$89,256	$–	$–	$89,256

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  L a r g e  C a p  V a l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.3%
Consumer Discretionary — 5.8%
Carnival (Panama)	31,270	$1,607
Comcast, Cl A	21,400	1,487
Home Depot	7,610	985
Scripps Networks Interactive, Cl A	15,720	1,089
Time Warner	13,730	1,261

		6,429

Consumer Staples — 7.2%
Constellation Brands, Cl A	7,490	1,132
Ingredion	9,500	1,115
Kraft Heinz	20,920	1,708
PepsiCo	13,920	1,394
Spectrum Brands Holdings	12,930	1,550
Tyson Foods, Cl A	19,000	1,079

		7,978

Energy — 13.3%
BP PLC, ADR (United Kingdom)	33,250	1,164
Chevron	18,000	2,008
Devon Energy	37,800	1,827
Diamondback Energy*	11,270	1,216
Exxon Mobil	21,560	1,882
Schlumberger (Curacao)	30,100	2,530
TOTAL SA, ADR (France)	42,750	2,037
TransCanada (Canada)	22,760	1,020
Valero Energy	17,330	1,067

		14,751

Financials — 27.1%
AmTrust Financial Services	58,570	1,491
Bank of America	55,270	1,167
BNY Mellon	39,720	1,884
Cincinnati Financial	27,130	2,082
Citizens Financial Group	58,820	1,971
Discover Financial Services	29,250	1,982
JPMorgan Chase	70,590	5,659
KeyCorp	71,330	1,235
Marsh & McLennan	23,530	1,631
Morgan Stanley	51,320	2,123
Northern Trust	27,650	2,271
S&P Global	13,060	1,554
State Street	23,360	1,841
SunTrust Banks	35,890	1,865
Wells Fargo	26,310	1,392

		30,148

Healthcare — 10.1%
Abbott Laboratories	38,740	1,475
Johnson & Johnson	30,900	3,439
Merck	23,340	1,428
Pfizer	76,610	2,462
Thermo Fisher Scientific	9,060	1,270
UnitedHealth Group	7,190	1,138

		11,212

Industrials — 11.0%
Carlisle	10,880	1,220
Equifax	10,150	1,162
General Dynamics	8,000	1,403
General Electric	34,680	1,067
Honeywell International	8,340	950

	Number of Shares	Value (000)

Illinois Tool Works	9,830	$1,231
Ingersoll-Rand PLC (Ireland)	17,660	1,316
Northrop Grumman	8,240	2,057
Raytheon	12,140	1,816

		12,222

Information Technology — 9.6%
Accenture PLC, Cl A (Ireland)	9,690	1,157
Amdocs (Guernsey)	18,490	1,090
CDW	30,640	1,570
Cisco Systems	40,050	1,194
Intel	82,070	2,848
Lam Research	14,060	1,491
Texas Instruments	17,740	1,312

		10,662

Materials — 3.4%
Berry Plastics Group*	25,290	1,259
Dow Chemical	25,000	1,393
Vulcan Materials	8,520	1,070

		3,722

Real Estate Investment Trusts — 2.2% Prologis REIT	29,700	1,512
Simon Property Group REIT	5,430	975

		2,487

Telecommunication Services — 2.5%
AT&T	42,060	1,625
Verizon Communications	23,630	1,179

		2,804

Utilities — 5.1%
American Electric Power	16,580	979
American Water Works	24,510	1,776
DTE Energy	11,220	1,044
WEC Energy Group	16,300	913
Xcel Energy	24,750	966

		5,678

Total Common Stocks (Cost $99,099)		108,093

EXCHANGE-TRADED FUND — 1.5%
iShares Russell 1000 Value ETF†	15,000	1,649

Total Exchange-Traded Fund (Cost $1,537)		1,649

MONEY MARKET FUND — 1.0%
PNC Government Money Market Fund, Class I Shares 0.240%† (A)	1,155,545	1,156

Total Money Market Fund (Cost $1,156)		1,156

TOTAL INVESTMENTS — 99.8% (Cost $101,792)**		110,898

Other Assets & Liabilities – 0.2%		223

TOTAL NET ASSETS — 100.0%		$111,121

See Notes to Financial Statements.

P N C  L a r g e  C a p  V a l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $101,928.

Gross unrealized appreciation (000)	$10,753
Gross unrealized depreciation (000)	(1,783)
Net unrealized appreciation (000)	$ 8,970

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$108,093	$–	$–	$108,093

Exchange-Traded Fund	1,649	–	–	1,649

Money Market Fund	1,156	–	–	1,156

Total Assets - Investments in Securities	$110,898	$–	$–	$110,898

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C   M i d   C a p   I n d e x   F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Number of Shares		Value (000)	Percentage of Net Assets†
COMMON STOCKS — 97.0%
Consumer Discretionary — 11.3%
Domino’s Pizza	158	$27	0.4%
Other Securities	18,248	634	10.9%

		661	11.3%

Consumer Staples — 4.1%
Ingredion	267	31	0.5%
WhiteWave Foods*	647	36	0.6%
Other Securities	4,928	172	3.0%

		239	4.1%

Energy — 3.9%
Other Securities	10,705	229	3.9%

Financials — 15.4%
Alleghany*	58	33	0.6%
Everest Re Group (Bermuda)	144	30	0.5%
FactSet Research Systems	156	25	0.4%
MSCI	343	27	0.5%
New York Community Bancorp	1,873	30	0.5%
Raymond James Financial	421	30	0.5%
Reinsurance Group of America	220	27	0.5%
SEI Investments	517	24	0.4%
Signature Bank*	204	31	0.5%
SVB Financial Group*	163	26	0.4%
Other Securities	19,386	618	10.6%

		901	15.4%

Healthcare — 7.6%
Align Technology*	279	26	0.5%
IDEXX Laboratories*	318	37	0.6%
MEDNAX*	372	24	0.4%
ResMed	550	34	0.6%
Teleflex	195	29	0.5%
Other Securities	5,636	291	5.0%

		441	7.6%

Industrials — 14.4%
A.O. Smith	556	27	0.5%
Carlisle	242	27	0.5%
Huntington Ingalls Industries	176	31	0.5%
IDEX	283	27	0.5%
JetBlue Airways*	1,191	24	0.4%
Wabtec	329	28	0.5%
Other Securities	11,948	673	11.5%

		837	14.4%

Information Technology — 16.4%
ANSYS*	321	30	0.5%
Broadridge Financial Solutions	451	29	0.5%
Cadence Design Systems*	1,104	29	0.5%
CDK Global	584	34	0.6%
Computer Sciences	460	28	0.5%
Gartner*	340	35	0.6%
Jack Henry & Associates	311	27	0.5%
Synopsys*	529	32	0.5%
Trimble Navigation*	894	25	0.4%
Other Securities	20,447	689	11.8%

		958	16.4%

Number of Shares		Value (000)	Percentage of Net Assets†

Materials — 7.4%
Ashland Global Holdings	234	$26	0.4%
Packaging Corporation of America	312	27	0.5%
RPM International	532	28	0.5%
Steel Dynamics	838	30	0.5%
Valspar	291	30	0.5%
Other Securities	5,978	289	5.0%

		430	7.4%

Real Estate Investment Trusts — 11.2%
Alexandria Real Estate Equities REIT	283	31	0.5%
Camden Property Trust REIT	340	27	0.5%
Duke Realty REIT	1,349	34	0.6%
Kilroy Realty REIT	331	24	0.4%
Mid-America Apartment Com-munities REIT	310	28	0.5%
National Retail Properties REIT	579	25	0.4%
Regency Centers REIT	411	27	0.5%
Other Securities	13,944	455	7.8%

		651	11.2%

Telecommunication Services — 0.2%
Other Securities	379	10	0.2%

Utilities — 5.1%
Atmos Energy	400	29	0.5%
UGI	632	28	0.5%
Westar Energy	511	29	0.5%
Other Securities	5,416	213	3.6%

		299	5.1%

Total Common Stocks (Cost $4,745)		5,656	97.0%

EXCHANGE-TRADED FUND — 1.1%
SPDR® S&P MidCap 400® ETF Trust	226	67	1.1%

Total Exchange-Traded Fund (Cost $62)		67	1.1%

MONEY MARKET FUND — 2.1%
PNC Government Money Market Fund,
Class I Shares 0.240%††(A)	121,004	121	2.1%

Total Money Market Fund (Cost $121)		121	2.1%

TOTAL INVESTMENTS — 100.2%
(Cost $4,928)**		5,844	100.2%

Other Assets & Liabilities		(13)	(0.2)%

TOTAL NET ASSETS		$5,831	100.0%

See Notes to Financial Statements.

P N C  M i d   C a p  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6   ( U n a u d i t e d )

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $5,117.

Gross unrealized appreciation (000)	$829
Gross unrealized depreciation (000)	(102)

Net unrealized appreciation (000)	$727

†

“Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund or an investment in an affiliate. Some of the individual securities within this category may include non-income producing securities.

††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s largest 50 holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the SEC. The complete Schedule of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$5,656	$–	$–	$5,656

Exchange-Traded Fund	67	–	–	67

Money Market Fund	121	–	–	121

Total Assets - Investments in Securities	$5,844	$–	$–	$5,844

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   S m a l l   C a p   C o r e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 95.6%
Consumer Discretionary — 11.1%
Bright Horizons Family Solutions*	40,140	$2,763
Cavco Industries*	31,172	2,947
Churchill Downs	24,692	3,780
DeVry Education Group	55,915	1,669
GNC Holdings, Cl A	70,952	1,025
Golden Entertainment*	93,306	1,159
Helen of Troy (Bermuda)*	13,314	1,133
Liberty Global PLC, Cl A (United Kingdom)*	85,720	1,850
NACCO Industries, Cl A	32,527	3,090
Papa John’s International	20,370	1,800
Party City Holdco*	86,372	1,386
Pool	10,342	1,041
Standard Motor Products	61,583	3,076
Vista Outdoor*	31,615	1,269
Wolverine World Wide	82,531	1,859

		29,847

Consumer Staples — 3.1%
Adecoagro SA (Luxembourg)*	236,621	2,598
Fresh Del Monte Produce	42,475	2,634
SpartanNash	85,063	3,080

		8,312

Energy — 1.1%
Cosan, Cl A (Bermuda)	251,073	1,805
EnLink Midstream#	60,830	1,113

		2,918

Financials — 19.2%
Allegiance Bancshares*	44,830	1,372
Argo Group International Holdings (Bermuda)	58,553	3,715
Banco Macro SA, ADR (Argentina)	13,017	901
Banner	26,480	1,380
Capital Bank Financial, Cl A	77,111	2,761
CenterState Banks	123,636	2,772
Employers Holdings	93,522	3,306
Essent Group (Bermuda)*	51,330	1,567
FBL Financial Group, Cl A	30,418	2,328
Fidelity Southern	94,322	2,103
First Busey	104,444	2,863
First Financial Bancorp	98,822	2,648
First Merchants	51,637	1,773
First Midwest Bancorp	57,662	1,400
Hope Bancorp	122,228	2,432
KCG Holdings, Cl A*	225,766	3,192
Mercantile Bank	91,245	2,994
Meta Financial Group	26,880	2,445
OneBeacon Insurance Group, Cl A	180,252	2,767
South State	55,620	4,725
WSFS Financial	51,092	2,179

		51,623

Healthcare — 13.2%
Akorn*	41,021	870
ANI Pharmaceuticals*	51,918	3,060
Cantel Medical	50,926	4,154
Dyax* (A) (B)	51,786	57
Exelixis*	131,710	2,229
Flamel Technologies SA, ADR (France)*	88,046	935
Glaukos*	44,052	1,375
ICON PLC (Ireland)*	45,071	3,409

	Number of Shares	Value (000)

INC Research Holdings, Cl A*	23,727	$1,175
Ironwood Pharmaceuticals*	165,967	2,590
MacroGenics*	41,319	1,071
Medidata Solutions*	34,643	1,913
Molina Healthcare*	21,911	1,158
Natus Medical*	43,536	1,735
PAREXEL International*	22,455	1,325
Supernus Pharmaceuticals*	108,534	2,339
U.S. Physical Therapy	43,984	2,815
Vanda Pharmaceuticals*	201,224	3,310

		35,520

Industrials — 12.9%
AECOM*	36,301	1,320
American Woodmark*	20,000	1,533
CECO Environmental	119,520	1,696
Comfort Systems USA	82,457	2,655
Curtiss-Wright	26,282	2,642
Douglas Dynamics	57,348	1,832
EMCOR Group	49,263	3,417
EnerSys	40,152	3,195
Hawaiian Holdings*	47,246	2,426
Moog, Cl A*	43,129	3,012
Multi-Color	33,389	2,401
RBC Bearings*	25,837	2,190
TriNet Group*	112,682	2,843
Universal Forest Products	36,363	3,612

		34,774

Information Technology — 19.5%
8x8*	115,766	1,580
Anixter International*	33,424	2,612
Aspen Technology*	31,649	1,672
Barracuda Networks*	57,737	1,273
CACI International, Cl A*	18,991	2,457
CoreLogic*	76,755	2,896
Euronet Worldwide*	21,645	1,552
EVERTEC (Puerto Rico)	202,879	3,703
ExlService Holdings*	43,352	2,062
Globant SA (Luxembourg)*#	43,711	1,498
Kulicke & Soffa Industries*	162,248	2,503
Littelfuse	20,346	2,966
Mellanox Technologies (Israel)*	69,508	2,881
Microsemi*	71,362	3,907
MKS Instruments	48,863	2,812
Novanta (Canada)*	111,517	2,258
Plantronics	50,725	2,629
Qualys*	39,722	1,319
Sanmina*	88,816	2,918
Silicon Laboratories*	48,870	3,243
Take-Two Interactive Software*	53,772	2,647
Tech Data*	12,608	1,070

		52,458

Materials — 6.2%
AEP Industries	34,016	4,009
Innophos Holdings	76,325	4,161
Minerals Technologies	33,657	2,726
Neenah Paper	23,209	1,970
PolyOne	45,127	1,488
SunCoke Energy*	213,090	2,434

		16,788

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  C o r e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Number of Shares		Value (000)
COMMON STOCKS — continued
Real Estate Investment Trusts — 5.1%
Agree Realty REIT	70,625	$3,170
American Assets Trust REIT	34,732	1,391
CoreCivic REIT	125,309	2,846
CorEnergy Infrastructure Trust REIT	5,332	175
Post Properties REIT	20,386	1,326
PS Business Parks REIT	23,907	2,671
Summit Hotel Properties REIT	144,542	2,055

		13,634

Telecommunication Services — 1.2%
Boingo Wireless*	108,714	1,326
IDT, Cl B	84,297	1,785

		3,111

Utilities — 3.0%
NRG Yield, Cl C	147,629	2,266
Pampa Energia SA, ADR (Argentina)*	53,481	1,868
SJW Group	44,406	2,383
WGL Holdings	20,380	1,479

		7,996

Total Common Stocks (Cost $210,214)		256,981

MASTER LIMITED PARTNERSHIPS — 1.8%
Energy — 1.2%
Alliance Resource Partners LP	133,136	3,156

Financials — 0.6% Ares Management LP#	93,357	1,596

Total Master Limited Partnerships (Cost $4,131)		4,752

Number of Shares		Value (000)

MONEY MARKET FUND — 4.9%
PNC Government Money Market Fund, Class I Shares 0.240%† (C)	13,095,966	$ 13,096

Total Money Market Fund (Cost $13,096)		13,096

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 102.3% (Cost $227,441)		274,829

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.1%
Affiliated Money Market Fund — 0.8%
PNC Government Money Market Fund, Class I Shares 0.240%† (C)	2,263,009	2,263

Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.300% (C)	682,791	683

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $2,946)‡		2,946

TOTAL INVESTMENTS — 103.4% (Cost $230,387)**		277,775

Other Assets & Liabilities – (3.4)%		(9,035)

TOTAL NET ASSETS — 100.0%		$268,740

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $231,227.

Gross unrealized appreciation (000)	$50,255
Gross unrealized depreciation (000)	(3,707)
Net unrealized appreciation (000)	$46,548

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,982 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Illiquid Security. Total value of illiquid securities is $57 (000) and represents less than 0.1% of net assets as of November 30, 2016.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$256,924	$–	$57	$256,981

Master Limited Partnerships	4,752	–	–	4,752

Money Market Fund	13,096	–	–	13,096

Short-Term Investments Purchased With Collateral From Securities Loaned	2,946	–	–	2,946

Total Assets - Investments in Securities	$277,718	$–	$57	$277,775

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$2,946	$–	$2,946

Total Liabilities - Collateral Received for Loaned Securities	$–	$2,946	$–	$2,946

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 16   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 99.9%
Consumer Discretionary — 15.8%
American Axle & Manufacturing Holdings*	60,808	$952
Bright Horizons Family Solutions*	18,385	1,265
CalAtlantic Group	24,398	815
Cavco Industries*	10,794	1,021
Churchill Downs	7,412	1,135
Drew Industries	8,291	871
Francesca’s Holdings*	52,820	844
Grand Canyon Education*	15,726	898
Helen of Troy (Bermuda)*	13,581	1,156
Horizon Global*	50,045	1,151
Iconix Brand Group*	85,122	764
NACCO Industries, Cl A	10,962	1,041
Papa John’s International	7,060	624
Party City Holdco*	61,444	986
Pool	13,758	1,384
Standard Motor Products	11,300	564
Tenneco*	15,890	937
Thor Industries	10,045	1,010
ZAGG*	91,330	603

		18,021

Consumer Staples — 2.8%
Fresh Del Monte Produce	27,834	1,726
J&J Snack Foods	8,650	1,050
Nomad Foods (Virgin Islands)*	43,746	412

		3,188

Energy — 1.3%
EP Energy, Cl A*#	165,983	881
U.S. Silica Holdings	11,200	567

		1,448

Financials — 5.3%
BNC Bancorp	37,601	1,135
Employers Holdings	30,639	1,083
First Busey	48,150	1,320
First Commonwealth Financial	51,963	656
Horace Mann Educators	19,273	774
Navigators Group	10,780	1,136

		6,104

Healthcare — 24.1%
Amphastar Pharmaceuticals*	68,810	1,395
Array BioPharma*	125,044	1,012
BioSpecifics Technologies*	20,822	1,028
Cambrex*	12,908	647
Cantel Medical	24,826	2,025
Charles River Laboratories International*	10,471	744
Cotiviti Holdings*	36,333	1,082
CryoLife	31,600	621
Cytokinetics*	101,049	1,213
Dyax* (A) (B)	28,169	31
Eagle Pharmaceutical*#	16,886	1,333
Exelixis*	60,767	1,028
HealthSouth	25,481	1,062
HMS Holdings*	25,593	469
ICON PLC (Ireland)*	17,485	1,323
INC Research Holdings, Cl A*	24,833	1,229
Lannett*#	18,808	431
Lantheus Holdings*	75,552	688
Ligand Pharmaceuticals*	7,694	803

	Number of Shares	Value (000)

Masimo*	9,092	$563
Medidata Solutions*	14,279	789
Molina Healthcare*	28,567	1,510
Momenta Pharmaceuticals*	70,601	999
Omnicell*	28,959	1,038
PAREXEL International*	10,719	632
Penumbra*	12,717	787
PRA Health Sciences*	9,714	522
Supernus Pharmaceuticals*	54,619	1,177
Xencor*	52,127	1,332

		27,513

Industrials — 16.6%
AZZ	17,538	1,142
Beacon Roofing Supply*	24,362	1,130
Comfort Systems USA	47,182	1,519
Curtiss-Wright	13,800	1,387
Deluxe	15,645	1,059
Douglas Dynamics	25,356	810
Dycom Industries*	8,924	654
EnerSys	8,211	653
Global Brass & Copper Holdings	31,953	915
Healthcare Services Group	26,564	1,035
John Bean Technologies	16,652	1,502
Matthews International, Cl A	31,998	2,328
Mueller Industries	34,444	1,309
Multi-Color	10,096	726
National Presto Industries#	10,713	1,019
Patrick Industries*	16,260	1,160
Teledyne Technologies*	4,795	599

		18,947

Information Technology — 22.4%
Aspen Technology*	28,273	1,494
Belden	11,036	816
Cardtronics PLC, Cl A (United Kingdom)*	11,629	575
ChipMOS TECHNOLOGIES, ADR (Taiwan)	34,728	549
CoreLogic*	31,126	1,174
Euronet Worldwide*	19,173	1,375
EVERTEC (Puerto Rico)	73,051	1,333
Exar*	108,359	1,083
ExlService Holdings*	31,609	1,503
Fair Isaac	13,221	1,503
Integrated Device Technology*	31,161	729
j2 Global	11,755	864
LogMeIn	9,068	915
Methode Electronics	36,946	1,365
Microsemi*	43,193	2,365
NETGEAR*	20,387	1,095
NIC	69,610	1,747
RealPage*	44,413	1,270
RingCentral, Cl A*	36,162	779
Sanmina*	18,046	593
Sapiens International NV (Curacao)	70,571	1,045
Silicon Laboratories*	22,373	1,485

		25,657

Materials — 6.3%
AEP Industries	9,667	1,139
GCP Applied Technologies*	39,062	1,094
Graphic Packaging Holding	45,630	574
Innospec	25,172	1,654

See Notes to Financial Statements.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Neenah Paper	23,625	$2,006
Orion Engineered Carbons SA (Luxembourg)	39,296	750

		7,217

Real Estate Investment Trusts — 3.5%
GEO Group REIT	25,594	851
Gladstone Commercial REIT	29,663	546
Rayonier REIT	40,692	1,079
RE/MAX Holdings, Cl A REIT	17,116	839
Ryman Hospitality Properties REIT	10,821	637

		3,952

Telecommunication Services — 0.8%
Boingo Wireless*	79,704	972

Utilities — 1.0%
SJW Group	11,344	609
Unitil	13,298	565

		1,174

Total Common Stocks		.
(Cost $94,778)		114,193

MONEY MARKET FUND — 0.1%
PNC Government Money Market Fund, Class I Shares 0.240%† (C)	166,359	166

Total Money Market Fund (Cost $166)		166

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.0%
(Cost $94,944)		114,359

	Number of Shares	Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.6%
Affiliated Money Market Fund — 2.0%
PNC Government Money Market Fund, Class I Shares 0.240%† (C)	2,294,997	$2,295

Money Market Fund — 0.6%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.300% (C)	692,442	692

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $2,987)‡		2,987

TOTAL INVESTMENTS — 102.6%
(Cost $97,931)**		117,346

Other Assets & Liabilities – (2.6)%		(2,999)

TOTAL NET ASSETS — 100.0%		$114,347

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $98,348.

Gross unrealized appreciation (000)	$20,316
Gross unrealized depreciation (000)	(1,318)

Net unrealized appreciation (000)	$18,998

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $3,110 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Illiquid Security. Total value of illiquid securities is $31 (000) and represents less than 0.1% of net assets as of November 30, 2016.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

P N C   M u l t i-F a c t o r   S m a l l   C a p   G r o w t h   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  30,  2 0 1 6   (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$114,162	$–	$31	$114,193

Money Market Fund	166	–	–	166

Short-Term Investments Purchased With Collateral From Securities Loaned	2,987	–	–	2,987

Total Assets - Investments in Securities	$117,315	$–	$31	$117,346

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$2,987	$–	$2,987

Total Liabilities - Collateral Received for Loaned Securities	$–	$2,987	$–	$2,987

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  M ul t i - F a c t o r  S m a l l  C a p  Va l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.7%
Consumer Discretionary — 7.8%
Amaya (Canada)*#	7,316	$106
American Axle & Manufacturing Holdings*	20,195	316
Conn’s*#	17,015	191
Cooper-Standard Holding*	1,594	152
Ethan Allen Interiors	6,377	220
Francesca’s Holdings*	7,731	124
LGI Homes*	4,024	131
Lithia Motors, Cl A	1,953	180
Meredith	3,937	219
NACCO Industries, Cl A	1,254	119
Smith & Wesson Holding*#	4,888	114
Starz, Cl A*	4,683	159
Steven Madden*	7,961	295

		2,326

Consumer Staples — 3.6%
Alliance One International*	8,902	132
B&G Foods	4,730	202
Natural Health Trends#	6,233	158
SpartanNash	10,190	369
Universal	3,676	202
		1,063

Energy — 2.4%
Archrock	10,469	141
Cosan, Cl A (Bermuda)	47,440	341
Hallador Energy	25,739	236

		718

Financials — 32.0%
American Equity Investment Life Holding	10,085	209
Ares Commercial Real Estate REIT	43,114	583
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	21,948	625
Brookline Bancorp	12,472	186
Camden National	4,149	162
Cardinal Financial	23,915	764
Citizens & Northern	5,455	130
Community Bank System	4,398	249
CYS Investments REIT	49,465	398
Dime Community Bancshares	16,021	300
Dynex Capital REIT	39,139	270
EMC Insurance Group	4,660	129
First BanCorp (Puerto Rico)*	66,930	396
First Commonwealth Financial	30,058	379
FNB	9,699	148
Fulton Financial	25,710	456
Genworth Financial, Cl A*	31,075	133
Heartland Financial USA	5,064	217
Horace Mann Educators	6,538	263
Huntington Bancshares	14,469	180
Lakeland Bancorp	10,891	191
Maiden Holdings (Bermuda)	39,401	607
MTGE Investment REIT	11,781	197
NMI Holdings, Cl A*	20,148	173
Prospect Capital#	57,269	461
S&T Bancorp	6,429	228
South State	1,777	151
Stonegate Bank	3,696	144
Umpqua Holdings	15,473	275
Univest Corporation of Pennsylvania	8,780	251

	Number of Shares	Value (000)

Waterstone Financial	14,127	$253
World Acceptance*	7,426	418

		9,526

Healthcare — 2.9%
AMAG Pharmaceuticals*	3,786	126
INC Research Holdings, Cl A*	2,858	141
Landauer	4,652	230
Meridian Bioscience	9,694	168
Supernus Pharmaceuticals*	9,212	199

		864

Industrials — 15.2%
AAR	21,941	809
American Railcar Industries#	12,588	565
Argan	3,709	224
Barrett Business Services	4,291	250
Ennis	13,009	210
General Cable	15,956	299
Global Brass & Copper Holdings	3,892	112
Greenbrier#	8,375	325
National Presto Industries	1,560	148
Navigant Consulting*	13,587	336
Ritchie Bros. Auctioneers (Canada)	6,190	237
RPX*	15,103	158
Viad	3,537	155
Wabash National*	33,464	461
Wesco Aircraft Holdings*	15,967	236

		4,525

Information Technology — 12.8%
Actua*	12,023	163
Bazaarvoice*	27,660	147
Bel Fuse, Cl B	9,365	274
Canadian Solar (Canada)*#	10,199	118
EVERTEC (Puerto Rico)	17,543	320
Intersil, Cl A	7,791	173
Knowles*	12,324	198
ManTech International, Cl A	4,119	177
Mentor Graphics	4,814	176
Net 1 UEPS Technologies*	26,560	303
Photronics*	11,826	118
Plexus*	3,235	165
Sanmina*	20,868	685
Tech Data*	3,429	291
Tessera Technologies	4,953	196
Xcerra*	32,347	205
Zynga, Cl A*	38,431	110

		3,819

Materials — 4.3%
Braskem SA, ADR (Brazil)	33,724	550
Chase	2,616	211
Clearwater Paper*	1,824	114
Hecla Mining	24,902	151
Olympic Steel	5,849	143
SunCoke Energy*	9,963	114

		1,283

Real Estate Investment Trusts — 9.1%
Ashford Hospitality Trust REIT	65,898	463
CoreSite Realty REIT	2,929	207

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   S m a l l   C a p  V a l u e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 6  ( U n a u d i t e d )

Number of Shares		Value (000)
COMMON STOCKS — continued
Real Estate Investment Trusts — continued
DiamondRock Hospitality REIT	40,282	$427
Forestar Group REIT*	13,514	181
Monmouth Real Estate Investment REIT	21,435	301
NorthStar Realty Finance REIT	10,747	163
Select Income REIT	14,942	365
Summit Hotel Properties REIT	27,654	393
Xinyuan Real Estate, ADR (Cayman Islands) REIT#	38,413	212

		2,712

Telecommunication Services — 1.7%
8x8*	17,820	243
Consolidated Communications Holdings	9,085	260

		503

Utilities — 5.9%
Cia Paranaense de Energia, Cl P, ADR (Brazil)	61,000	520
El Paso Electric	5,052	228
NorthWestern	7,036	395
Otter Tail	3,268	125
Spire	7,585	489

		1,757

Total Common Stocks
(Cost $25,633)		29,096

MASTER LIMITED PARTNERSHIP — 1.5%
Energy — 1.5%
Alliance Resource Partners LP	18,678	443

Total Master Limited Partnership
(Cost $442)		443

MONEY MARKET FUND — 0.9%
PNC Government Money Market Fund, Class I Shares 0.240%† (A)	276,059	276

Total Money Market Fund
(Cost $276)		276

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.1%
(Cost $26,351)		29,815

Number of Shares		Value (000)
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 6.7%
Affiliated Money Market Fund — 5.2%
PNC Government Money Market Fund, Class I Shares 0.240%† (A)	1,542,957	$1,543

Money Market Fund — 1.5%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.300% (A)	465,538	465

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $2,008)‡		2,008

TOTAL INVESTMENTS — 106.8%
(Cost $28,359)**		31,823

Other Assets & Liabilities – (6.8)%		(2,022)

TOTAL NET ASSETS — 100.0%		$29,801

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $28,452.

Gross unrealized appreciation (000)	$4,353
Gross unrealized depreciation (000)	(982)

Net unrealized appreciation (000)	$3,371

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,985 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$29,096	$–	$–	$29,096

Master Limited Partnership	443	–	–	443

Money Market Fund	276	–	–	276

Short-Term Investments Purchased With Collateral From Securities Loaned	2,008	–	–	2,008

Total Assets - Investments in Securities	$31,823	$–	$–	$31,823

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$2,008	$–	$2,008

Total Liabilities - Collateral Received for Loaned Securities	$–	$2,008	$–	$2,008

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  S & P  5 0 0  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Number of Shares		Value (000)	Percentage of Net Assets†
COMMON STOCKS — 99.1%
Consumer Discretionary — 12.3%
Amazon.com*	3,391	$2,545	1.5%
Comcast, Cl A	20,473	1,423	0.9%
Home Depot	10,663	1,380	0.8%
McDonald’s	7,347	876	0.5%
Starbucks	12,751	739	0.5%
Walt Disney	12,914	1,280	0.8%
Other Securities	225,858	12,087	7.3%

		20,330	12.3%

Consumer Staples — 9.2%
Altria Group	17,109	1,094	0.7%
Coca-Cola	33,792	1,363	0.8%
PepsiCo	12,437	1,245	0.8%
Philip Morris International	13,409	1,184	0.7%
Procter & Gamble	22,992	1,896	1.1%
Wal-Mart Stores	13,039	918	0.6%
Other Securities	117,139	7,522	4.5%

		15,222	9.2%

Energy — 7.5%
Chevron	16,430	1,833	1.1%
Exxon Mobil	36,196	3,160	1.9%
Schlumberger (Curacao)	12,166	1,022	0.6%
Other Securities	137,003	6,401	3.9%

		12,416	7.5%

Financials — 15.4%
Bank of America	89,225	1,884	1.1%
Berkshire Hathaway, Cl B*	16,499	2,598	1.6%
BlackRock††	1,049	389	0.2%
Citigroup	25,236	1,423	0.9%
JPMorgan Chase	31,429	2,520	1.5%
PNC Financial Services Group††	4,263	471	0.3%
Visa, Cl A	16,418	1,269	0.8%
Wells Fargo	40,272	2,131	1.3%
Other Securities	235,024	12,755	7.7%

		25,440	15.4%

Healthcare — 13.4%
AbbVie	14,192	863	0.5%
Amgen	6,396	922	0.6%
Bristol-Myers Squibb	14,466	816	0.5%
Celgene*	6,579	780	0.5%
Gilead Sciences	11,387	839	0.5%
Johnson & Johnson	23,639	2,631	1.6%
Medtronic PLC (Ireland)	11,928	871	0.5%
Merck	23,881	1,461	0.9%
Pfizer	52,711	1,694	1.0%
UnitedHealth Group	8,198	1,298	0.8%
Other Securities	118,442	9,953	6.0%

		22,128	13.4%

Industrials — 10.7%
3M	5,252	902	0.6%
Boeing	5,096	767	0.5%
General Electric	78,365	2,410	1.5%
Honeywell International	6,420	731	0.4%
Union Pacific	7,220	732	0.4%
United Technologies	6,757	728	0.4%

Number of Shares		Value (000)	Percentage of Net Assets†
Other Securities	144,559	$11,410	6.9%

		17,680	10.7%

Information Technology —19.5%
Alphabet, Cl A*	2,529	1,962	1.2%
Alphabet, Cl C*	2,535	1,922	1.2%
Apple	43,869	4,848	2.9%
Cisco Systems	43,487	1,297	0.8%
Facebook, Cl A*	20,066	2,376	1.4%
Intel	40,162	1,394	0.8%
International Business Machines	7,588	1,231	0.7%
Mastercard, Cl A	8,350	853	0.5%
Microsoft	67,134	4,046	2.5%
Oracle	25,793	1,037	0.6%
QUALCOMM	12,586	857	0.5%
Other Securities	206,602	10,517	6.4%

		32,340	19.5%

Materials — 2.9%
Other Securities	75,343	4,828	2.9%

Real Estate Investment Trusts — 2.7%
Other Securities	70,746	4,515	2.7%

Telecommunication Services — 2.5%
AT&T	52,983	2,047	1.2%
Verizon Communications	35,165	1,755	1.1%
Other Securities	17,893	291	0.2%

		4,093	2.5%

Utilities — 3.0%
Other Securities	99,613	5,026	3.0%

Total Common Stocks
(Cost $70,202)		164,018	99.1%

MONEY MARKET FUND — 0.6%
PNC Government Money Market Fund, Class I Shares 0.240%††(A)	967,895	$968	0.6%

Total Money Market Fund
(Cost $968)		968	0.6%

Total Investments Before Short- Term Investments Purchased with Collateral from Securities Loaned – 99.7%
(Cost $71,170)		164,986	99.7%

See Notes to Financial Statements.

	Number of Shares	Value (000)	Percentage of Net Assets†
SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.1%
Affiliated Money Market Fund — 0.1%
PNC Government Money Market Fund, Class I Shares 0.240%††(A)	65,394	$65	0.1%

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.300% (A)	19,731	20	0.0%

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $85)‡		85	0.1%

TOTAL INVESTMENTS — 99.8%
(Cost $71,255)**		165,071	99.8%

Other Assets & Liabilities		352	0.2%

TOTAL NET ASSETS		$165,423	100.0%

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $76,946.

Gross unrealized appreciation (000)	$89,542
Gross unrealized depreciation (000)	(1,417)

Net unrealized appreciation (000)	$88,125

†

“Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund or an investment in an affiliate. Some of the individual securities within this category may include securities fully or partially on loan and/or non-income producing securities. Total Value of Securities on Loan is $83 (000).

††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s largest 50 holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets and investments in affiliates. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the SEC. The complete Schedule of Investments is available (i) without charge, upon request, by calling 1-800-622-FUND (3863); and (ii) on the SEC’s website at http://www.sec.gov.

See Notes to Financial Statements.

P N C  S & P  5 0 0  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$164,018	$–	$–	$164,018

Money Market Fund	968	–	–	968

Short-Term Investments Purchased With Collateral From Securities Loaned	85	–	–	85

Total Assets - Investments in Securities	$165,071	$–	$–	$165,071

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$85	$–	$85

Total Liabilities - Collateral Received for Loaned Securities	$–	$85	$–	$85

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  S m a l l  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 95.8%
Consumer Discretionary — 15.7%
American Axle & Manufacturing Holdings*	391,163	$6,126
Dorman Products*	541,139	39,092
Drew Industries	470,855	49,487
Helen of Troy (Bermuda)*	197,081	16,772
HSN	151,357	5,767
Lithia Motors, Cl A	453,542	41,680
Madison Square Garden, Cl A*	146,373	25,416
Monro Muffler Brake	99,839	5,970

		190,310

Consumer Staples — 1.1%
Boston Beer, Cl A*	43,292	7,494
TreeHouse Foods*	90,595	6,280

		13,774

Energy — 0.9%
World Fuel Services	246,766	10,971

Financials — 32.5%
AMERISAFE	340,120	21,615
AmTrust Financial Services	1,640,551	41,768
Bank of the Ozarks	1,040,844	50,502
Credit Acceptance*#	176,796	33,916
Diamond Hill Investment Group* (A)	73,157	15,297
Eagle Bancorp* (A)	818,311	48,076
Home BancShares	1,108,557	28,678
LegacyTexas Financial Group	978,977	38,435
National General Holdings (A)	1,511,421	34,143
PRA Group*	1,335,498	48,011
RLI	561,335	33,703

		394,144

Healthcare — 6.5%
Neogen*	681,857	43,148
PAREXEL International*	372,770	21,994
Vascular Solutions*	246,302	13,571

		78,713

Industrials — 21.4%
Astronics* (A)	825,939	30,494
Colfax*	293,207	11,027
EnerSys	506,749	40,327
Exponent	267,343	16,214
Genesee & Wyoming, Cl A*	147,837	11,295
GP Strategies* (A)	430,273	11,295
HEICO	408,784	32,090
Insperity	78,627	5,693
KLX*	369,387	14,402
On Assignment*	658,942	27,208
Patrick Industries*	335,905	23,967
WageWorks*	154,807	11,432
Wesco Aircraft Holdings*	1,689,720	24,923

		260,367

Information Technology — 10.2%
Manhattan Associates*	726,187	38,052
Open Text (Canada)	268,026	17,036
OSI Systems*	210,873	15,963
Tyler Technologies*	179,113	26,670

	Number of Shares	Value (000)

WEX*	236,420	$26,127

		123,848

Materials — 4.2%
Balchem	344,599	27,520
Neenah Paper	281,027	23,859

		51,379

Real Estate Investment Trusts — 3.3%
Colliers International Group (Canada) (A)	432,719	15,275
FirstService (Canada) (A)	573,029	24,875

		40,150

Total Common Stocks (Cost $873,850)		1,163,656

MONEY MARKET FUND — 4.5%
PNC Government Money Market Fund, Class I Shares 0.240%† (B)	54,863,369	54,863

Total Money Market Fund (Cost $54,863)		54,863

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 100.3%
(Cost $928,713)		1,218,519

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.9%
Affiliated Money Market Fund — 2.2%
PNC Government Money Market Fund, Class I Shares 0.240%† (B)	27,183,517	27,183

Money Market Fund — 0.7%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.300% (B)	8,201,763	8,202

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $35,385)‡		35,385

TOTAL INVESTMENTS — 103.2% (Cost $964,098)**		1,253,904

Other Assets & Liabilities – (3.2)%		(38,955)

TOTAL NET ASSETS — 100.0%		$1,214,949

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $973,826.

Gross unrealized appreciation (000)	$284,552
Gross unrealized depreciation (000)	(4,474)
Net unrealized appreciation (000)	$280,078

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $33,572 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Security deemed to be partially illiquid. Total value of illiquid portion of such securities is $361 (000) and represents 0.03% of net assets as of November 30, 2016.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

P N C  S m a l l  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$1,163,656	$–	$–	$1,163,656

Money Market Fund	54,863	–	–	54,863

Short-Term Investments Purchased With Collateral From Securities Loaned	35,385	–	–	35,385

Total Assets - Investments in Securities	$1,253,904	$–	$–	$1,253,904

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$35,385	$–	$35,385

Total Liabilities - Collateral Received for Loaned Securities	$–	$35,385	$–	$35,385

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 0.1%
Energy — 0.0%
Seventy Seven Energy Escrow Shares* (A) (B)	4,372	$–

Healthcare — 0.1%
Dyax* (A) (B)	828	1

Real Estate Investment Trust — 0.0%
United Development Funding IV	204	1

Telecommunication Services — 0.0%
Leap Wireless International (A) (B)	180	–

Total Common Stocks (Cost $4)		2

EXCHANGE-TRADED FUND — 92.7%
iShares Russell 2000 Index Fund†	11,430	1,504

Total Exchange-Traded Fund (Cost $1,403)		1,504

MONEY MARKET FUND — 8.8%
PNC Government Money Market Fund, Class I Shares 0.240%† (C)	141,868	142

Total Money Market Fund (Cost $142)		142

RIGHTS — 0.0%
Chelsea Therapeutics International (A) (B)	309	–

Total Rights (Cost $ –)		–

	Number of Shares	Value (000)
WARRANTS — 0.0%
Hercules Offshore, Exp. 11/08/21 (A) (B)	64	$–
Seventy Seven Energy, Series B Exp. 08/01/21 (A) (B)	219	–
Seventy Seven Energy, Series C Exp. 08/01/23 (A) (B)	243	–

Total Warrants (Cost $ – )		–

TOTAL INVESTMENTS — 101.6%
(Cost $1,549)**		1,648

Other Assets & Liabilities – (1.6)%		(26)

TOTAL NET ASSETS — 100.0%		$1,622

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $1,561.

Gross unrealized appreciation (000)	$90
Gross unrealized depreciation (000)	(3)
Net unrealized appreciation (000)	$87

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Illiquid Security. Total value of illiquid securities is $1 (000) and represents less than 0.1% of net assets as of November 30, 2016.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$1	$–	$1	$2

Exchange-Traded Fund	1,504	–	–	1,504

Money Market Fund	142	–	–	142

Rights	–	–	–	–

Warrants	–	–	–	–

Total Assets - Investments in Securities	$1,647	$–	$1	$1,648

There were no transfers between Levels during the six-month period ended November 30, 2016.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending November 30, 2016.

See Notes to Financial Statements.

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P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Balanced Allocation Fund	International Equity Fund	International Growth Fund	Large Cap Core Fund
ASSETS
Investments in non-affiliates at value	$27,759	$774,675	$3,092	$22,432
Investments in affiliates at value	4,900	44,279	101	53
Short-term investment in non-affiliates held as collateral for loaned securities at value	–	8,438	–	–
Short-term investment in affiliates purchased with collateral from securities loaned at value	–	27,966	–	–

Total Investments at value(1)(2)	32,659	855,358	3,193	22,485

Cash	–	62	–	6
Initial margin held by broker for open futures contracts	–	171	–	–
Receivable for investments sold	25,228	11,076	71	–
Receivable for shares of beneficial interest issued	7	947	–	42
Variation margin receivable from broker for open futures contracts	–	21	–	–
Dividends and interest receivable	156	2,291	4	50
Foreign currency, at value(3)	2	133	1	–
Receivable from Adviser	–	–	6	–
Prepaid expenses	25	41	3	18
Other assets	14	94	–	9

Total Assets	58,091	870,194	3,278	22,610

LIABILITIES
Payable for collateral received for loaned securities	–	36,404	–	–
Payable for shares of beneficial interest redeemed	26,953	730	–	30
Payable for investment securities purchased	186	11,243	73	–
Dividends payable
Class I	9	–	–	–
Class A	3	–	–	–
Investment advisory fees payable	17	553	–	3
12b-1 fees payable
Class A	3	8	–	1
Class C	–	2	–	–
Shareholder servicing fees payable
Class A	3	10	–	1
Class C	–	1	–	–
Administration fees payable	5	44	2	3
Custodian fees payable	2	34	8	–
Transfer agent fees payable	16	31	3	9
Trustees’ deferred compensation payable	14	94	–	9
Trustees’ fees payable	4	24	5	4
Other liabilities	72	102	25	13

Total Liabilities	27,287	49,280	116	73

TOTAL NET ASSETS	$30,804	$820,914	$3,162	$22,537

Investments in non-affiliates at cost	$24,986	$749,091	$2,985	$20,340
Investments in affiliates at cost	5,029	44,279	100	53
Short-term investment in non-affiliates held as collateral for loaned securities at cost	–	8,438	–	–
Short-term investment in affiliates purchased with collateral from securities loaned at cost	–	27,966	–	–

(1)Total Investments at cost	$30,015	$829,774	$3,085	$20,393

(2)Includes securities on loan with a value of	$–	$31,931	$–	$–

(3)Foreign currency, at cost	$2	$133	$1	$–

See Notes to Financial Statements.

	Balanced Allocation Fund	International Equity Fund	International Growth Fund	Large Cap Core Fund
NET ASSETS:
Paid-in Capital (Unlimited Authorization — No Par Value)	$27,560	$825,025	$3,064	$45,813
Undistributed (Distributions in Excess of) Net Investment Income	(95)	7,381	(3)	44
Accumulated Net Realized Gain (Loss) on Investments and Futures	696	(36,945)	(7)	(25,412)
Net Unrealized Appreciation/Depreciation of Foreign Currency and Translation of Other Assets and Liabilities in Foreign Currency	(1)	(156)	–	–
Net Unrealized Appreciation/Depreciation on
Investments and Futures	2,644	25,609	108	2,092

Total Net Assets	$30,804	$820,914	$3,162	$22,537

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$21,126,411	$778,677,856	$3,131,333	$19,416,520

Class I shares outstanding	1,657,761	42,149,411	303,147	1,097,096

Net Asset Value, Offering and Redemption Price Per Share	$12.74	$18.47	$10.33	$17.70

Net assets applicable to Class A	$9,045,302	$39,449,447	$31,083	$2,879,000

Class A shares outstanding	707,167	2,157,031	3,007	166,213

Net Asset Value and Redemption Price Per Share	$12.79	$18.29	$10.34	$17.32

Maximum Offering Price Per Share(4)	$13.43	$19.35	$10.94	$18.33

Maximum Sales Charge Per Share	4.75%	5.50%	5.50%	5.50%

Net assets applicable to Class C	$631,726	$2,787,147	N/A	$241,469

Class C shares outstanding	50,110	159,530	N/A	15,108

Net Asset Value and Offering Price Per Share(5)	$12.61	$17.47	N/A	$15.98

Net assets applicable to Class T	$1,042.20	N/A	N/A	N/A

Class T shares outstanding	81	N/A	N/A	N/A

Net Asset Value and Redemption Price Per Share	$12.87	N/A	N/A	N/A

Maximum Offering Price Per Share(4)	$13.34	N/A	N/A	N/A

Maximum Sales Charge Per Share	3.50%	N/A	N/A	N/A

(4)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(5)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Large Cap Growth Fund	Large Cap Value Fund	Mid Cap Index Fund
ASSETS
Investments in non-affiliates at value	$87,641	$108,093	$5,723
Investments in affiliates at value	1,615	2,805	121

Total Investments at value(1)	89,256	110,898	5,844

Receivable for investments sold	–	2,460	–
Receivable for shares of beneficial interest issued	173	170	–
Dividends and interest receivable	186	329	7
Receivable from Adviser	–	–	13
Prepaid expenses	19	26	–
Other assets	25	35	–

Total Assets	89,659	113,918	5,864

LIABILITIES
Payable for shares of beneficial interest redeemed	118	86	–
Payable for investment securities purchased	–	2,534	–
Dividends payable
Class A	–	1	–
Investment advisory fees payable	41	51	–
12b-1 fees payable
Class A	7	10	–
Class C	1	–	–
Shareholder servicing fees payable
Class A	8	10	–
Class R4	–	–	1
Administration fees payable	6	7	2
Custodian fees payable	2	1	3
Transfer agent fees payable	26	17	3
Trustees’ deferred compensation payable	25	35	–
Trustees’ fees payable	6	7	3
Other liabilities	36	38	21

Total Liabilities	276	2,797	33

TOTAL NET ASSETS	$89,383	$111,121	$5,831

Investments in non-affiliates at cost	$79,647	$99,099	$4,807
Investments in affiliates at cost	1,610	2,693	121

(1)Total Investments at cost	$81,257	$101,792	$4,928

See Notes to Financial Statements.

	Large Cap Growth Fund	Large Cap Value Fund	Mid Cap Index Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$100,166	$172,822	$5,051
Undistributed (Distributions in Excess of) Net Investment Income	570	339	43
Accumulated Net Realized Gain (Loss) on Investments and Futures	(19,352)	(71,146)	(179)
Net Unrealized Appreciation/Depreciation on Investments and Futures	7,999	9,106	916

Total Net Assets	$89,383	$111,121	$5,831

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$57,461,750	$69,883,094	$3,414,373

Class I shares outstanding	1,981,570	3,146,749	291,203

Net Asset Value, Offering and Redemption Price Per Share	$29.00	$22.21	$11.73

Net assets applicable to Class A	$31,247,213	$41,019,701	N/A

Class A shares outstanding	1,100,159	1,852,329	N/A

Net Asset Value and Redemption Price Per Share	$28.40	$22.14	N/A

Maximum Offering Price Per Share(2)	$30.05	$23.43	N/A

Maximum Sales Charge Per Share	5.50%	5.50%	N/A

Net assets applicable to Class C	$673,587	$217,999	N/A

Class C shares outstanding	26,197	10,021	N/A

Net Asset Value, Offering and Redemption Price Per Share(3)	$25.71	$21.75	N/A

Net assets applicable to Class R4	N/A	N/A	$2,416,409

Class R4 shares outstanding	N/A	N/A	206,110

Net Asset Value and Offering Price Per Share	N/A	N/A	$11.72

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund	Multi-Factor Small Cap Value Fund
ASSETS
Investments in non-affiliates at value	$261,733	$114,193	$29,539
Investments in affiliates at value	13,096	166	276
Short-term investment in non-affiliates held as collateral for loaned securities at value	683	692	465
Short-term investment in affiliates purchased with collateral from securities loaned at value	2,263	2,295	1,543

Total Investments at value(1)(2)	277,775	117,346	31,823

Cash	5	75	–
Receivable for investments sold	4,466	–	–
Receivable for shares of beneficial interest issued	1,820	120	2
Dividends and interest receivable	289	158	34
Prepaid expenses	40	25	21
Other assets	13	9	15

Total Assets	284,408	117,733	31,895

LIABILITIES
Payable for collateral received for loaned securities	2,946	2,987	2,008
Payable for shares of beneficial interest redeemed	657	233	16
Payable for investment securities purchased	11,810	–	–
Investment advisory fees payable	129	41	3
12b-1 fees payable
Class A	19	10	3
Class C	–	5	1
Shareholder servicing fees payable
Class A	27	12	3
Class C	–	8	1
Administration fees payable	13	7	3
Custodian fees payable	5	3	2
Transfer agent fees payable	16	40	16
Trustees’ deferred compensation payable	13	9	15
Trustees’ fees payable	7	6	4
Other liabilities	26	25	19

Total Liabilities	15,668	3,386	2,094

TOTAL NET ASSETS	$268,740	$114,347	$29,801

Investments in non-affiliates at cost	$214,345	$94,778	$26,075
Investments in affiliates at cost	13,096	166	276
Short-term investment in non-affiliates held as collateral for loaned securities at cost	683	692	465
Short-term investment in affiliates purchased with collateral from securities loaned at cost	2,263	2,295	1,543

(1)Total Investments at cost	$230,387	$97,931	$28,359

(2)Includes securities on loan with a value of	$2,982	$3,110	$1,985

See Notes to Financial Statements.

	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund	Multi-Factor Small Cap Value Fund

NET ASSETS:
Paid-in Capital (Unlimited Authorization — No Par Value)	$228,863	$96,378	$74,136
Undistributed (Accumulated) Net Investment Income (Loss)	1,002	308	1,047
Accumulated Net Realized Gain (Loss) on Investments and Futures	(8,513)	(1,754)	(48,846)
Net Unrealized Appreciation/Depreciation on Investments and Futures	47,388	19,415	3,464

Total Net Assets	$268,740	$114,347	$29,801

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$180,922,054	$64,499,743	$15,489,006

Class I shares outstanding	7,693,428	2,999,372	670,929

Net Asset Value, Offering and Redemption Price Per Share	$23.52	$21.50	$23.09

Net assets applicable to Class A	$87,804,141	$41,220,942	$12,858,525

Class A shares outstanding	3,766,470	1,954,243	605,517

Net Asset Value and Redemption Price Per Share	$23.31	$21.09	$21.24

Maximum Offering Price Per Share(3)	$24.67	$22.32	$22.48

Maximum Sales Charge Per Share	5.50%	5.50%	5.50%

Net assets applicable to Class C	$14,114	$8,625,820	$1,453,700

Class C shares outstanding	599	420,704	76,979

Net Asset Value and Offering Price Per Share(4)	$23.56	$20.50	$18.88

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	S&P 500 Index Fund	Small Cap Fund	Small Cap Index Fund
ASSETS
Investments in non-affiliates at value	$163,158	$1,163,656	$2
Investments in affiliates at value	1,828	54,863	1,646
Short-term investment in non-affiliates held as collateral for loaned securities at value	20	8,202	–
Short-term investment in affiliates purchased with collateral from securities loaned at value	65	27,183	–

Total Investments at value(1)(2)	165,071	1,253,904	1,648

Cash	64	299	–
Receivable for investments sold	997	–	–
Receivable for shares of beneficial interest issued	46	1,153	1
Dividends and interest receivable	393	2,294	4
Receivable from Adviser	4	–	21
Prepaid expenses	39	78	–
Other assets	29	85	1

Total Assets	166,643	1,257,813	1,675

LIABILITIES
Payable for collateral received for loaned securities	85	35,385	–
Payable for shares of beneficial interest redeemed	1,007	3,286	–
Payable for investment securities purchased	–	2,983	–
Investment advisory fees payable	–	751	–
12b-1 fees payable
Class A	–	8	–
Class C	5	16	–
Shareholder servicing fees payable
Class A	4	18	–
Class C	3	16	–
Class R4	1	–	–
Administration fees payable	9	52	2
Custodian fees payable	–	9	–
Transfer agent fees payable	17	100	3
Trustees’ deferred compensation payable	29	85	1
Trustees’ fees payable	8	26	3
Other liabilities	52	129	44

Total Liabilities	1,220	42,864	53

TOTAL NET ASSETS	$165,423	$1,214,949	$1,622

Investments in non-affiliates at cost	$69,812	$873,850	$4
Investments in affiliates at cost	1,358	54,863	1,545
Short-term investment in non-affiliates held as collateral for loaned securities at cost	20	8,202	–
Short-term investment in affiliates purchased with collateral from securities loaned at cost	65	27,183	–

(1)Total Investments at cost	$71,255	$964,098	$1,549

(2)Includes securities on loan with a value of	$83	$33,572	$–

See Notes to Financial Statements.

	S&P 500 Index Fund	Small Cap Fund	Small Cap Index Fund

NET ASSETS:
Paid-in Capital (Unlimited Authorization — No Par Value)	$69,466	$967,267	$1,261
Undistributed (Distributions in Excess of) Net Investment Income	613	(607)	38
Accumulated Net Realized Gain (Loss) on Investments and Futures	1,528	(41,517)	224
Net Unrealized Appreciation/Depreciation on Investments and Futures	93,816	289,806	99

Total Net Assets	$165,423	$1,214,949	$1,622

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$135,952,041	$1,131,712,790	$112,593

Class I shares outstanding	7,948,398	48,864,957	9,984

Net Asset Value, Offering and Redemption Price Per Share	$17.10	$23.16	$11.28

Net assets applicable to Class A	$16,485,981	$57,112,412	N/A

Class A shares outstanding	967,828	2,545,515	N/A

Net Asset Value and Redemption Price Per Share	$17.03	$22.44	N/A

Maximum Offering Price Per Share(3)	$17.47	$23.75	N/A

Maximum Sales Charge Per Share	2.50%	5.50%	N/A

Net assets applicable to Class C	$7,232,700	$26,123,397	N/A

Class C shares outstanding	429,255	1,277,778	N/A

Net Asset Value and Offering Price Per Share(4)	$16.85	$20.44	N/A

Net assets applicable to Class R4	$4,965,914	N/A	$1,509,717

Class R4 shares outstanding	290,331	N/A	133,890

Net Asset Value and Offering Price Per Share	$17.10	N/A	$11.28

Net assets applicable to Class R5	$786,686	N/A	N/A

Class R5 shares outstanding	45,994	N/A	N/A

Net Asset Value and Offering Price Per Share	$17.10	N/A	N/A

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Balanced Allocation Fund	International Equity Fund	International Growth Fund	Large Cap Core Fund
Investment Income:

Dividends from unaffiliated investments	$281	$4,711	$18	$242

Dividends from affiliated investments(1)	121	40	–	–

Interest	298	30	–	–

Security lending income (net of fees)(2)	12	482	–	1

Less: foreign taxes withheld	(4)	(267)	(1)	(2)

Total Investment Income	708	4,996	17	241

Expenses:

Investment advisory fees	223	3,689	13	93

Administration fees	18	220	3	8
12b-1 fees:

Class A	2	9	–	1

Class C	2	11	–	1
Shareholder servicing fees:

Class A	11	43	–	4

Class C	1	4	–	–

Class R4	–	–	–	–

Transfer agent fees	34	74	10	21

Commitment fees	–	2	–	–

Custodian fees	15	102	13	2

Professional fees	24	69	18	17

Pricing service fees	29	14	12	1

Printing and shareholder reports	19	30	1	2

Registration and filing fees	24	28	2	16

Trustees’ fees	5	37	3	5

Miscellaneous	5	64	–	2

Total Expenses	412	4,396	75	173

Less:

Waiver of investment advisory fees(1)	(112)	(327)	(13)	(56)

Advisor expense reimbursement(1)	–	–	(48)	–

Net Expenses	300	4,069	14	117

Net Investment Income (Loss)	408	927	3	124

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on unaffiliated investments sold	2,562	9,910	(5)	1,140

Net realized gain (loss) on affiliated investments sold(1)	(1,326)	–	–	–

Net realized gain (loss) on futures	(2)	99	–	–

Net realized gain (loss) on foreign currency transactions	(12)	(372)	–	–

Net change in unrealized appreciation/depreciation on unaffiliated investments	(2,266)	(15,109)	(142)	(394)

Net change in unrealized appreciation/depreciation on affiliated investments	1,483	–	(1)	–

Net change in unrealized appreciation/depreciation on futures	–	(49)	–	–

Net change in unrealized appreciation/depreciation on foreign currency translation	(2)	(142)	–	–

Net Gain (Loss) on Investments	437	(5,663)	(148)	746

Net Increase (Decrease) in Net Assets Resulting from Operations	$845	$(4,736)	$(145)	$870

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Growth Fund	Large Cap Value Fund	Mid Cap Index Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund

$729	$1,453	$52	$1,529	$852

6	18	–	5	2

–	–	–	–	–

5	–	–	74	23

–	(21)	–	(1)	(12)

740	1,450	52	1,607	865

362	446	4	986	478

26	32	2	57	28

7	11	–	19	10

3	1	–	–	30

36	52	–	97	49

1	–	–	–	10

–	–	2	–	–

65	65	10	60	76

–	–	–	2	2

3	3	6	8	7

21	23	18	30	24

1	1	8	2	2

16	15	1	21	16

17	20	20	21	24

8	8	3	12	8

9	12	–	26	18

575	689	74	1,341	782

(94)	(90)	(4)	(292)	(231)

–	–	(62)	–	–

481	599	8	1,049	551

259	851	44	558	314

1,712	4,043	16	(2,140)	(553)

–	–	–	–	–

44	–	–	–	–

–	–	–	–	–

24	25	452	32,832	10,054

3	108	–	–	–

(44)	–	–	–	–

–	–	–	–	–

1,739	4,176	468	30,692	9,501

$1,998	$5,027	$512	$31,250	$9,815

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x-M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Multi-Factor Small Cap Value Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Index Fund
Investment Income:
Dividends from unaffiliated investments	$401	$1,888	$5,228	$44
Dividends from affiliated investments(1)	–	12	24	1
Interest	4	–	–	3
Security lending income (net of fees)(2)	71	4	720	–
Less: foreign taxes withheld	–	–	(46)	–
Total Investment Income	476	1,904	5,926	48
Expenses:
Investment advisory fees	125	95	5,261	5
Administration fees	9	44	290	3
12b-1 fees:
Class A	3	–	3	–
Class C	5	26	103	–
Shareholder servicing fees:
Class A	14	23	86	–
Class C	2	9	34	–
Class R4	–	4	–	1
Transfer agent fees	33	38	221	10
Commitment fees	1	–	2	–
Custodian fees	3	7	19	15
Professional fees	17	27	86	19
Pricing service fees	2	10	1	32
Printing and shareholder reports	6	6	96	1
Registration and filing fees	18	31	61	20
Trustees’ fees	5	11	49	4
Miscellaneous	5	15	224	–
Total Expenses	248	346	6,536	110
Less:
Waiver of investment advisory fees(1)	(105)	(95)	(530)	(5)
Advisor expense reimbursement(1)	–	(19)	–	(95)
Net Expenses	143	232	6,006	10
Net Investment Income (Loss)	333	1,672	(80)	38
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on unaffiliated investments sold	1,040	5,222	(16,409)	471
Net realized gain (loss) on affiliated investments sold(1)	–	13	–	(51)
Net realized gain (loss) on futures	–	46	–	–
Net change in unrealized appreciation/depreciation on unaffiliated investments	2,779	2,642	127,962	194
Net change in unrealized appreciation/depreciation on affiliated investments	–	74	–	93
Net change in unrealized appreciation/depreciation on futures	–	(44)	–	–
Net Gain (Loss) on Investments	3,819	7,953	111,553	707
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,152	$9,625	$111,473	$745

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

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P N C  E q u i t y  F u n d s

S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S   ( 0 0 0 )  ( U n a u d i t e d )

Balanced Allocation Fund			International Equity Fund		International Growth Fund
For the Six-Month Period Ended November 30, 2016		For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Period February 29** - May 31, 2016
Investment Activities:
Net investment income (loss)	$408	$906	$927	$9,096	$3	$19
Net realized gain (loss) on investments sold, futures and foreign currency transactions	1,222	1,025	9,637	(22,966)	(5)	5
Net change in unrealized appreciation/depreciation on investments, futures and foreign currency translation	(785)	(2,960)	(15,300)	(37,105)	(143)	251
Net increase (decrease) in net assets resulting from operations	845	(1,029)	(4,736)	(50,975)	(145)	275
Dividends to Shareholders
Dividends from net investment income:
Class I	(528)	(846)	–	(13,647)	(25)	–
Class A	(82)	(133)	–	(384)	–	–
Class C	(2)	(5)	–	(43)	–	–
Distributions from net realized gains:
Class I	(307)	(2,333)	–	–	(7)	–
Class A	(58)	(435)	–	–	–	–
Class C	(4)	(29)	–	–	–	–
Total dividends and distributions	(981)	(3,781)	–	(14,074)	(32)	–
Share Transactions:
Proceeds from shares issued:
Class I	576	2,199	60,421	248,290	2	3,000
Class A	104	417	10,663	23,823	12	20
Class C	31	9	364	1,462	–	–
Class T	–	1	–	–	–	–
Reinvestment of dividends and distributions:
Class I	816	3,110	–	7,876	31	–
Class A	132	543	–	335	–	–
Class C	6	33	–	28	–	–
Total proceeds from shares issued and reinvested	1,665	6,312	71,448	281,814	45	3,020
Value of shares redeemed:
Class I	(29,106)	(6,985)	(47,120)	(55,118)	–	–
Class A	(739)	(980)	(4,304)	(7,653)	(1)	–
Class C	(19)	(65)	(675)	(633)	–	–
Total value of shares redeemed	(29,864)	(8,030)	(52,099)	(63,404)	(1)	–
Increase (decrease) in net assets from share transactions	(28,199)	(1,718)	19,349	218,410	44	3,020
Total increase (decrease) in net assets	(28,335)	(6,528)	14,613	153,361	(133)	3,295
Net Assets:
Beginning of period	59,139	65,667	806,301	652,940	3,295	–
End of period*	$30,804	$59,139	$820,914	$806,301	$3,162	$3,295

*Including undistributed (distributions in excess of) net investment income	$(95)	$109	$7,381	$6,454	$(3)	$19

** Commencement of operations.

See Notes to Financial Statements.

Large Cap Core Fund		Large Cap Growth Fund		Large Cap Value Fund
For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016

$124	$322	$259	$703	$851	$1,823

1,140	1,691	1,756	6,789	4,043	5,759

(394)	(2,270)	(17)	(10,162)	133	(8,823)

870	(257)	1,998	(2,670)	5,027	(1,241)

(121)	(262)	–	(461)	(549)	(1,384)
(15)	(31)	–	(94)	(261)	(341)
–	(2)	–	–	(1)	(2)

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
(136)	(295)	–	(555)	(811)	(1,727)

462	3,870	1,515	6,567	1,369	8,476
36	3,104	6,539	15,204	15,141	19,752
3	168	23	314	25	12
–	–	–	–	–	–

62	163	–	264	295	677
14	30	–	83	239	314
–	1	–	–	1	1

577	7,336	8,077	22,432	17,070	29,232

(6,044)	(2,868)	(14,663)	(17,474)	(11,987)	(19,345)
(950)	(2,145)	(2,832)	(3,080)	(11,634)	(8,627)
(30)	(168)	(314)	(610)	–	(36)
(7,024)	(5,181)	(17,809)	(21,164)	(23,621)	(28,008)

(6,447)	2,155	(9,732)	1,268	(6,551)	1,224

(5,713)	1,603	(7,734)	(1,957)	(2,335)	(1,744)

28,250	26,647	97,117	99,074	113,456	115,200
$22,537	$28,250	$89,383	$97,117	$111,121	$113,456

$44	$56	$570	$311	$339	$299

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Mid Cap Index Fund		Multi-Factor Small Cap Core Fund		Multi-Factor Small Cap Growth Fund
	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016
Investment Activities:
Net investment income (loss)	$ 44	$ 58	$ 558	$ 610	$ 314	$ (94)
Net realized gain (loss) on investments sold and futures	16	(38)	(2,140)	(6,144)	(553)	(237)
Net change in unrealized appreciation/depreciation on investments and futures	452	42	32,832	1,415	10,054	(814)
Net increase (decrease) in net assets resulting from operations	512	62	31,250	(4,119)	9,815	(1,145)
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(13)	(38)	–	(183)	–	(40)
Class A	–	–	–	–	–	–
Class C	–	–	–	–	–	–
Class R4	(9)	(15)	–	–	–	–
Class R5	–	–	–	–	–	–
Distributions from net realized gains:
Class I	–	(49)	–	(74)	–	(721)
Class A	–	–	–	(48)	–	(756)
Class C	–	–	–	–	–	(125)
Class R4	–	(22)	–	–	–	–
Class R5	–	–	–	–	–	–
Total dividends and distributions	(22)	(124)	–	(305)	–	(1,642)
Share Transactions:
Proceeds from shares issued:
Class I	367	441	63,342	74,344	18,425	38,561
Class A	–	–	16,932	46,107	7,129	18,421
Class C	–	–	13	–	1,318	7,012
Class R4	113	2,266	–	–	–	–
Class R5	–	–	–	–	–	–
Reinvestment of dividends and distributions:
Class I	13	87	–	118	–	539
Class A	–	–	–	37	–	580
Class C	–	–	–	–	–	94
Class R4	9	37	–	–	–	–
Class R5	–	–	–	–	–	–
Total proceeds from shares issued and reinvested	502	2,831	80,287	120,606	26,872	65,207
Value of shares redeemed:
Class I	(399)	(2,007)	(14,751)	(20,412)	(8,634)	(6,195)
Class A	–	–	(11,932)	(28,580)	(6,569)	(3,992)
Class C	–	–	–	–	(983)	(626)
Class R4	(78)	(338)	–	–	–	–
Class R5	–	–	–	–	–	–
Total value of shares redeemed	(477)	(2,345)	(26,683)	(48,992)	(16,186)	(10,813)
Increase (decrease) in net assets from share transactions	25	486	53,604	71,614	10,686	54,394
Total increase (decrease) in net assets	515	424	84,854	67,190	20,501	51,607
Net Assets:
Beginning of period	5,316	4,892	183,886	116,696	93,846	42,239
End of period*	$ 5,831	$ 5,316	$268,740	$183,886	$114,347	$93,846

*Including undistributed (distributions in excess of) net investment income	$ 43	$ 21	$ 1,002	$ 444	$ 308	$ (6)

See Notes to Financial Statements.

Multi-Factor Small Cap Value Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Index Fund
For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016

$ 333	$ 619	$ 1,672	$ 3,364	$ (80)	$ (1,723)	$ 38	$ 111

1,040	(156)	5,281	3,066	(16,409)	(20,183)	420	(92)

2,779	(2,049)	2,672	(5,339)	127,962	(7,597)	287	(505)

4,152	(1,586)	9,625	1,091	111,473	(29,503)	745	(486)

–	(257)	(1,318)	(2,880)	–	(992)	(29)	(85)
–	(215)	(150)	(324)	–	–	–	–
–	(24)	(33)	(98)	–	–	–	–
–	–	(42)	(85)	–	–	(4)	(9)
–	–	(6)	(8)	–	–	–	–

–	–	–	(1,936)	–	(7,553)	–	(99)
–	–	–	(255)	–	(764)	–	–
–	–	–	(112)	–	(307)	–	–
–	–	–	(67)	–	–		(12)
–	–	–	(7)	–	–	–	–
–	(496)	(1,549)	(5,772)	–	(9,616)	(33)	(205)

1,333	3,263	4,005	14,137	143,645	690,928	193	7,845
507	765	1,488	3,394	13,298	31,679	–	–
3	722	587	1,466	632	11,915	–	–
–	–	416	1,762	–	–	109	1,435
–	–	250	365	–	–	–	–

–	155	994	3,805	–	6,107	29	184
–	207	142	561	–	642	–	–
–	17	31	203	–	191	–	–
–	–	43	152	–	–	5	21
–	–	6	15	–	–	–	–

1,843	5,129	7,962	25,860	157,575	741,462	336	9,485

(1,455)	(5,106)	(14,039)	(47,463)	(160,912)	(184,354)	(8,725)	(4,875)
(774)	(2,042)	(6,061)	(4,326)	(27,796)	(30,204)	–	–
(308)	(559)	(744)	(2,824)	(5,087)	(3,201)	–	–
–	–	(668)	(799)	–	–	(94)	(362)
–	–	(60)	(13)	–	–	–	–
(2,537)	(7,707)	(21,572)	(55,425)	(193,795)	(217,759)	(8,819)	(5,237)

(694)	(2,578)	(13,610)	(29,565)	(36,220)	523,703	(8,483)	4,248
3,458	(4,660)	(5,534)	(34,246)	75,253	484,584	(7,771)	3,557

26,343	31,003	170,957	205,203	1,139,696	655,112	9,393	5,836
$29,801	$26,343	$165,423	$170,957	$1,214,949	$1,139,696	$1,622	$9,393

$ 1,047	$ 714	$ 613	$ 490	$ (607)	$ (527)	$ 38	$ 33

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  a n d  T a x  E x e m p t  B o n d  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the PNC Fixed Income and Tax Exempt Bond Funds as of November 30, 2016.

Bond Fund

Corporate Bonds	36.2%
Federal National Mortgage Association	23.3
U.S. Treasury Notes	21.6
Asset-Backed Securities	8.0
U.S. Treasury Bonds	4.3
Government National Mortgage Association	2.9
Federal Home Loan Mortgage Corporation	2.4
Money Market Fund	0.9
Transportation Revenue Bond	0.4
100.0%

Government Mortgage Fund

Federal National Mortgage Association	65.7%
Federal Home Loan Mortgage Corporation	11.5
Government National Mortgage Association	11.0
U.S. Treasury Notes	7.5
Collateralized Mortgage Obligations	2.7
Money Market Fund	1.6
100.0%

High Yield Bond Fund

Corporate Bonds	93.1%
Money Market Fund	6.9
100.0%

Intermediate Bond Fund

Corporate Bonds	42.4%
U.S. Treasury Notes	31.2
Asset-Backed Securities	17.6
Federal National Mortgage Association	6.4
Other Government and Agency Obligations	1.5
Money Market Fund	0.9
100.0%

Limited Maturity Bond Fund

U.S. Treasury Notes	35.6%
Corporate Bonds	32.4
Asset-Backed Securities	22.2
Collateralized Mortgage Obligations	4.3
Federal National Mortgage Association	3.2
Federal Home Loan Mortgage Corporation	1.1
Money Market Fund	0.8
Commercial Paper	0.4
100.0%

Total Return Advantage Fund

Corporate Bonds	38.7%
Federal National Mortgage Association	24.1
U.S. Treasury Notes	20.4
Asset-Backed Securities	6.2
U.S. Treasury Bonds	4.7
Federal Home Loan Mortgage Corporation	2.6
Government National Mortgage Association	2.3
Money Market Fund	0.6
Transportation Revenue Bond	0.4
100.0%

Ultra Short Bond Fund

Corporate Bonds	33.1%
U.S. Treasury Notes	31.5
Asset-Backed Securities	23.7
Commercial Paper	8.2
Collateralized Mortgage Obligations	3.2
Money Market Fund	0.3
100.0%

Intermediate Tax Exempt Bond Fund

Refunding Bonds	31.9%
Education Revenue Bonds	15.6
Transportation Revenue Bonds	11.5
Prerefunded & Escrowed to Maturity	9.3
Industrial/Development Revenue Bonds	6.7
General Obligations	6.4
Other Revenue Bonds	6.4
Refunding Notes	5.9
Hospital/Nursing Home Revenue Bonds	3.3
Public Facilities Revenue Bonds	1.5
Utility Revenue Bonds	1.5
100.0%

Maryland Tax Exempt Bond Fund

Refunding Bonds	35.0%
Hospital/Nursing Home Revenue Bonds	21.2
General Obligations	15.5
Refunding Notes	7.1
Other Revenue Bonds	6.6
Education Revenue Bonds	5.7
Prerefunded & Escrowed to Maturity	3.0
Public Facilities Revenue Bonds	3.0
Water/Sewer Revenue Bonds	2.9
100.0%

Ohio Intermediate Tax Exempt Bond Fund

Hospital/Nursing Home Revenue Bonds	17.8%
Education Revenue Bonds	17.3
Refunding Bonds	16.9
General Obligations	15.2
Prerefunded & Escrowed to Maturity	12.7
Industrial/Development Revenue Bonds	5.7
Utility Revenue Bonds	4.2
Refunding Notes	3.7
Other Revenue Bonds	3.6
Water/Sewer Revenue Bonds	2.9
100.0%

Tax Exempt Limited Maturity Bond Fund

Refunding Bonds	33.9%
General Obligations	10.8
Refunding Notes	9.3
Education Revenue Bonds	9.2
Transportation Revenue Bonds	8.2
Hospital/Nursing Home Revenue Bonds	6.5
Prerefunded & Escrowed to Maturity	4.7
Utility Revenue Bonds	4.6
Other Revenue Bonds	4.2
Industrial/Development Revenue Bonds	2.7
Public Facilities Revenue Bonds	2.5
Anticipation Notes	2.2
Water/Sewer Revenue Bonds	1.2
100.0%

P N C  F i x e d  I n c o m e  a n d  T a x  E x e m p t  B o n d  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

At November 30, 2016, the following percentages of each Fund’s net assets were insured by bond insurers:

Bond Insurer	Intermediate Tax Exempt Bond	Maryland Tax Exempt Bond	Ohio Intermediate Tax Exempt Bond	Tax Exempt Limited Maturity Bond
AGM	6.9%	2.0%	–%	1.5%
AMBAC	1.3	–	–	1.4
GNMA/FNMA/FHLMC	1.4	–	5.6	–
NATL-RE	2.3	4.0	–	–
PSF-GTD	–	–	–	5.4
Total	11.9%	6.0%	5.6%	8.3%

P N C  F i x e d  I n c o m e  F u n d s  a n d  T a x  E x e m p t  B o n d  F u n d s

E X P E N S E    T A B L E S

( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period (June 1, 2016 to November 30, 2016).

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire six-month period (June 1, 2016 to November 30, 2016).

The Expense Table for your Fund illustrates your Fund’s costs in two ways.

●

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

●

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the SEC requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/16	Ending Account Value 11/30/16	Annualized Expense Ratio	Expenses Paid During Period(1)

Bond Fund
Actual
Class I	$1,000.00	$988.30	0.53%	$2.64
Class A	1,000.00	987.19	0.78	3.86
Class C	1,000.00	983.41	1.53	7.60
Hypothetical(2)
Class I	1,000.00	1,022.42	0.53	2.68
Class A	1,000.00	1,021.18	0.78	3.93
Class C	1,000.00	1,017.40	1.53	7.73

Government Mortgage Fund
Actual
Class I	$1,000.00	$989.11	0.65%	$3.23
Class A	1,000.00	988.81	0.92	4.60
Class C	1,000.00	984.12	1.65	8.18
Hypothetical(2)
Class I	1,000.00	1,021.82	0.65	3.28
Class A	1,000.00	1,020.44	0.92	4.67
Class C	1,000.00	1,016.82	1.65	8.32

High Yield Bond Fund
Actual
Class I	$1,000.00	$1,052.90	0.76%	$3.89
Class A	1,000.00	1,051.17	1.01	5.20
Hypothetical(2)
Class I	1,000.00	1,021.28	0.76	3.83
Class A	1,000.00	1,020.00	1.01	5.12

	Beginning Account Value 06/01/16	Ending Account Value 11/30/16	Annualized Expense Ratio	Expenses Paid During Period(1)

Intermediate Bond Fund
Actual
Class I	$1,000.00	$992.95	0.54%	$2.68
Class A	1,000.00	991.61	0.81	4.05
Class C	1,000.00	988.16	1.52	7.56
Hypothetical(2)
Class I	1,000.00	1,022.38	0.54	2.72
Class A	1,000.00	1,021.00	0.81	4.11
Class C	1,000.00	1,017.46	1.52	7.67

Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$999.64	0.49%	$2.45
Class A	1,000.00	998.45	0.74	3.70
Class C	1,000.00	995.16	1.39	6.95
Hypothetical(2)
Class I	1,000.00	1,022.62	0.49	2.48
Class A	1,000.00	1,021.36	0.74	3.74
Class C	1,000.00	1,018.10	1.39	7.03

Total Return Advantage Fund
Actual
Class I	$1,000.00	$995.12	0.53%	$2.64
Class A	1,000.00	994.70	0.81	4.06
Class C	1,000.00	991.13	1.53	7.62
Hypothetical(2)
Class I	1,000.00	1,022.42	0.53	2.68
Class A	1,000.00	1,021.00	0.81	4.11
Class C	1,000.00	1,017.41	1.53	7.72

(1)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.
(2)	Assumes annual return of 5% before expenses.

P N C  F i x e d  I n c o m e  F u n d s  a n d  T a x  E x e m p t  B o n d  F u n d s

E X P E N S E    T A B L E S

( U n a u d i t e d )

	Beginning Account Value 06/01/16	Ending Account Value 11/30/16	Annualized Expense Ratio	Expenses Paid During Period(1)

Ultra Short Bond Fund
Actual
Class I	$1,000.00	$1,002.79	0.31%	$1.57
Class A	1,000.00	1,001.35	0.60	3.02
Hypothetical(2)
Class I	1,000.00	1,023.50	0.31	1.58
Class A	1,000.00	1,022.05	0.60	3.05

Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$968.15	0.54%	$2.64
Class A	1,000.00	966.95	0.75	3.70
Class C	1,000.00	962.71	1.53	7.54
Hypothetical(2)
Class I	1,000.00	1,022.39	0.54	2.71
Class A	1,000.00	1,021.30	0.75	3.81
Class C	1,000.00	1,017.39	1.53	7.75

Maryland Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$970.54	0.53%	$2.64
Class A	1,000.00	969.15	0.82	4.02
Class C	1,000.00	965.77	1.51	7.43
Hypothetical(2)
Class I	1,000.00	1,022.39	0.53	2.71
Class A	1,000.00	1,020.98	0.82	4.13
Class C	1,000.00	1,017.51	1.51	7.63

	Beginning Account Value 06/01/16	Ending Account Value 11/30/16	Annualized Expense Ratio	Expenses Paid During Period(1)

Ohio Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$968.91	0.72%	$3.53
Class A	1,000.00	967.44	1.00	4.91
Class C	1,000.00	963.90	1.72	8.45
Hypothetical(2)
Class I	1,000.00	1,021.48	0.72	3.62
Class A	1,000.00	1,020.07	1.00	5.04
Class C	1,000.00	1,016.46	1.72	8.68

Tax Exempt Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$983.06	0.53%	$2.65
Class A	1,000.00	981.67	0.82	4.06
Hypothetical(2)
Class I	1,000.00	1,022.40	0.53	2.70
Class A	1,000.00	1,020.97	0.82	4.14

(1)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.
(2)	Assumes annual return of 5% before expenses.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 6,
a n d f o r t h e Y e a r s E n d e d M a y 3 1,
u n l e s s o t h e r w i s e i n d i c a t e d

	Bond Fund
	Class I							Class A
	2016*	2016	2015	2014		2013	2012	2016*	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.44	$10.55	$10.56	$10.55		$10.80	$10.53	$10.47	$10.58	$10.61	$10.57	$10.83	$10.55
Net Investment Income(1)	0.10	0.19	0.18	0.18		0.20	0.30	0.09	0.17	0.15	0.18	0.18	0.28
Realized and Unrealized Gain (Loss) on Investments	(0.22)	0.04	0.04	0.04		(0.03)	0.29	(0.22)	0.04	0.05	0.04	(0.05)	0.30
Total from Investment Operations	(0.12)	0.23	0.22	0.22		0.17	0.59	(0.13)	0.21	0.20	0.22	0.13	0.58
Contributions of Capital by Affiliate(1)	–	–	–	–**	(2)	–	–	–	–	–	–**(2)	–	–
Dividends from Net Investment Income	(0.11)	(0.21)	(0.20)	(0.20)		(0.23)	(0.32)	(0.10)	(0.19)	(0.20)	(0.17)	(0.20)	(0.30)
Distributions from Net Realized Gains	–	(0.13)	(0.03)	(0.01)		(0.19)	–	–	(0.13)	(0.03)	(0.01)	(0.19)	–
Total Distributions	(0.11)	(0.34)	(0.23)	(0.21)		(0.42)	(0.32)	(0.10)	(0.32)	(0.23)	(0.18)	(0.39)	(0.30)
Net Asset Value, End of Period	$10.21	$10.44	$10.55	$10.56		$10.55	$10.80	$10.24	$10.47	$10.58	$10.61	$10.57	$10.83

Total Return†	(1.17)%	2.27%	2.11%	2.08%		1.56%	5.69%	(1.28)%	2.04%	1.95%	2.11%	1.18%	5.56%
Ratios/Supplemental Data
Net Assets End of Period (000)	$57,965	$83,084	$145,422	$173,997		$193,899	$182,239	$2,855	$2,985	$3,258	$3,644	$3,937	$4,449
Ratio of Expenses to Average Net Assets	0.53%	0.55%	0.58%	0.61%		0.60%	0.59%	0.78%	0.79%	0.84%	0.59%(3)	0.88%	0.81%(4)
Ratio of Net Investment Income to Average Net Assets	1.95%	1.87%	1.69%	1.73%		1.87%	2.87%	1.69%	1.62%	1.43%	1.75%(3)	1.64%	2.66%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.69%	0.63%	0.58%	0.61%		0.60%	0.59%	0.94%	0.88%	0.84%	0.86%	0.88%	0.87%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.79%	1.79%	1.69%	1.73%		1.87%	2.87%	1.53%	1.53%	1.43%	1.48%	1.64%	2.60%
Portfolio Turnover Rate	68%	111%	66%	86%		71%	58%	68%	111%	66%	86%	71%	58%

Bond Fund
Class C
201	6*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$10.44	$10.54	$10.56	$10.54	$10.80	$10.53
Net Investment Income(1)	0.05	0.09	0.07	0.07	0.10	0.20
Realized and Unrealized Gain (Loss) on Investments	(0.22)	0.05	0.03	0.05	(0.05)	0.28
Total from Investment Operations	(0.17)	0.14	0.10	0.12	0.05	0.48
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–
Dividends from Net Investment Income	(0.06)	(0.11)	(0.09)	(0.09)	(0.12)	(0.21)
Distributions from Net Realized Gains	–	(0.13)	(0.03)	(0.01)	(0.19)	–
Total Distributions	(0.06)	(0.24)	(0.12)	(0.10)	(0.31)	(0.21)
Net Asset Value, End of Period	$10.21	$10.44	$10.54	$10.56	$10.54	$10.80

Total Return†	(1.66)%	1.39%	1.01%	1.16%	0.46%	4.65%
Ratios/Supplemental Data
Net Assets End of Period (000)	$223	$256	$264	$300	$286	$308
Ratio of Expenses to Average Net Assets	1.53%	1.52%	1.58%	1.61	%(3)	1.60%	1.60%
Ratio of Net Investment Income to Average Net Assets	0.94%	0.89%	0.70%	0.69	%(3)	0.91%	1.91%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.70%	1.62%	1.58%	1.61%	1.60%	1.60%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.77%	0.79%	0.70%	0.69%	0.91%	1.91%
Portfolio Turnover Rate	68%	111%	66%	86%	71%	58%

* For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.27% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower. The voluntary commitment had no impact to Class C ratios.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 6,
a n d f o r t h e Y e a r s E n d e d M a y 3 1,
u n l e s s o t h e r w i s e i n d i c a t e d

Government Mortgage Fund
Class I	Class A
2016	*	201	6	201	5	201	4	201	3	2012	2016	*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$9.22	$9.30	$9.29	$9.35	$9.70	$9.67	$9.21	$9.29	$9.30	$9.35	$9.70	$9.66
Net Investment Income(1)	0.09	0.18	0.20	0.22	0.24	0.34	0.08	0.15	0.17	0.20	0.22	0.32
Realized and Unrealized Gain (Loss) on Investments	(0.19)	(0.03)	0.05	(0.01)	(0.29)	0.07	(0.18)	(0.02)	0.05	(0.01)	(0.30)	0.07
Total from Investment Operations	(0.10)	0.15	0.25	0.21	(0.05)	0.41	(0.10)	0.13	0.22	0.19	(0.08)	0.39
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–
Dividends from Net Investment Income	(0.11)	(0.23)	(0.24)	(0.27)	(0.30)	(0.38)	(0.10)	(0.21)	(0.23)	(0.24)	(0.27)	(0.35)
Total Distributions	(0.11)	(0.23)	(0.24)	(0.27)	(0.30)	(0.38)	(0.10)	(0.21)	(0.23)	(0.24)	(0.27)	(0.35)
Net Asset Value, End of Period	$9.01	$9.22	$9.30	$9.29	$9.35	$9.70	$9.01	$9.21	$9.29	$9.30	$9.35	$9.70

Total Return†	(1.09)%	1.66%	2.77%	2.30%	(0.55)%	4.27%	(1.12)%	1.39%	2.36%	2.13%	(0.83)%	4.15%
Ratios/Supplemental Data
Net Assets End of Period (000)	$41,541	$42,625	$50,345	$51,269	$87,433	$88,197	$8,777	$9,239	$9,878	$10,888	$8,505	$11,882
Ratio of Expenses to Average Net Assets	0.65%	0.69%	0.73%	0.71%	0.66%	0.65%	0.92%	0.96%	1.01%	0.90	%(3)	0.94%	0.86%	(4)
Ratio of Net Investment Income to Average Net Assets	1.94%	1.90%	2.10%	2.41%	2.45%	3.55%	1.67%	1.62%	1.86%	2.14	%(3)	2.31%	3.33%	(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.80%	0.80%	0.73%	0.71%	0.66%	0.65%	1.07%	1.07%	1.01%	0.98%	0.94%	0.93%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.79%	1.79%	2.10%	2.41%	2.45%	3.55%	1.52%	1.51%	1.86%	2.06%	2.31%	3.26%
Portfolio Turnover Rate	16%	13%	30%	3%	54%	29%	16%	13%	30%	3%	54%	29%

Government Mortgage Fund
Class C
201	6*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$9.21	$9.28	$9.28	$9.34	$9.68	$9.65
Net Investment Income(1)	0.04	0.09	0.12	0.13	0.15	0.24
Realized and Unrealized Gain (Loss) on Investments	(0.19)	(0.02)	0.03	(0.01)	(0.29)	0.07
Total from Investment Operations	(0.15)	0.07	0.15	0.12	(0.14)	0.31
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–
Dividends from Net Investment Income	(0.06)	(0.14)	(0.15)	(0.18)	(0.20)	(0.28)
Total Distributions	(0.06)	(0.14)	(0.15)	(0.18)	(0.20)	(0.28)
Net Asset Value, End of Period	$9.00	$9.21	$9.28	$9.28	$9.34	$9.68

Total Return†	(1.59)%	0.76%	1.64%	1.29%	(1.44)%	3.23%
Ratios/Supplemental Data
Net Assets End of Period (000)	$659	$744	$1,185	$1,638	$2,920	$3,906
Ratio of Expenses to Average Net Assets	1.65%	1.69%	1.73%	1.71	%(3)	1.66%	1.65%
Ratio of Net Investment Income to Average Net Assets	0.97%	1.00%	1.28%	1.46	%(3)	1.61%	2.49%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.80%	1.79%	1.73%	1.71%	1.66%	1.65%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.82%	0.90%	1.28%	1.46%	1.61%	2.49%
Portfolio Turnover Rate	16%	13%	30%	3%	54%	29%

* For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.08% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower. The voluntary commitment had no impact to Class C ratios.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

High Yield Bond Fund
Class I	Class A
201	6*	201	6	201	5	201	4	201	3	2012	201	6*	201	6	201	5	201	4	201	3	201	2
Net Asset Value, Beginning of Period	$7.36	$8.06	$8.52	$8.39	$8.04	$8.35	$7.37	$8.07	$8.53	$8.40	$8.05	$8.36
Net Investment Income(1)	0.18	0.42	0.40	0.42	0.46	0.55	0.17	0.39	0.38	0.40	0.44	0.53
Realized and Unrealized Gain (Loss) on Investments	0.21	(0.63)	(0.36)	0.13	0.54	(0.13)	0.21	(0.62)	(0.36)	0.13	0.53	(0.13)
Total from Investment Operations	0.39	(0.21)	0.04	0.55	1.00	0.42	0.38	(0.23)	0.02	0.53	0.97	0.40
Dividends from Net Investment Income	(0.18)	(0.42)	(0.40)	(0.42)	(0.47)	(0.55)	(0.17)	(0.40)	(0.38)	(0.40)	(0.44)	(0.53)
Distributions from Net Realized Gains	–	(0.07)	(0.10)	–	(0.18)	(0.18)	–	(0.07)	(0.10)	–	(0.18)	(0.18)
Total Distributions	(0.18)	(0.49)	(0.50)	(0.42)	(0.65)	(0.73)	(0.17)	(0.47)	(0.48)	(0.40)	(0.62)	(0.71)
Net Asset Value, End of Period	$7.57	$7.36	$8.06	$8.52	$8.39	$8.04	$7.58	$7.37	$8.07	$8.53	$8.40	$8.05

Total Return†	5.29%	(2.36)%	0.62%	6.79%	12.75%	5.45%	5.12%	(2.58)%	0.38%	6.51%	12.44%	5.19%

Ratios/Supplemental Data
Net Assets End of Period (000)	$9,545	$11,104	$19,160	$29,709	$16,700	$9,123	$434	$2,375	$622	$628	$493	$471
Ratio of Expenses to Average Net Assets	0.76%	0.75%	0.75%	0.75%	0.75%	0.75%	1.01%	1.01%	1.01%	0.99	%(2)	1.01%	1.01	% (3)
Ratio of Net Investment Income to Average Net Assets	4.69%	5.68%	4.88%	5.05%	5.52%	6.80%	4.42%	5.29%	4.66%	4.81	%(2)	5.34%	6.57	% (3)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.45%	1.22%	0.93%	0.84%	1.09%	1.19%	1.68%	1.55%	1.20%	1.10%	1.34%	1.45%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	4.00%	5.21%	4.70%	4.96%	5.18%	6.36%	3.75%	4.75%	4.47%	4.70%	5.01%	6.13%
Portfolio Turnover Rate	17%	46%	40%	59%	35%	32%	17%	46%	40%	59%	35%	32%

* For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

† Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.02% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(3)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which had no impact to Class A ratios.

See	Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 6,
a n d f o r t h e Y e a r s E n d e d M a y 3 1,
u n l e s s o t h e r w i s e i n d i c a t e d

Intermediate Bond Fund
Class I	Class A
2016	*	2016	2015	2014	2013	2012	2016	*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$10.98	$11.06	$11.07	$11.26	$11.48	$11.38	$10.99	$11.06	$11.09	$11.28	$11.49	$11.40
Net Investment Income(1)	0.08	0.16	0.13	0.13	0.18	0.27	0.07	0.13	0.10	0.12	0.15	0.25
Realized and Unrealized Gain (Loss) on Investments	(0.16)	(0.04)	0.03	0.02	0.04	0.23	(0.16)	(0.03)	0.03	0.01	0.05	0.22
Total from Investment Operations	(0.08)	0.12	0.16	0.15	0.22	0.50	(0.09)	0.10	0.13	0.13	0.20	0.47
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–
Dividends from Net Investment Income	(0.08)	(0.16)	(0.13)	(0.13)	(0.19)	(0.28)	(0.07)	(0.13)	(0.12)	(0.11)	(0.16)	(0.26)
Distributions from Net Realized Gains	–	(0.04)	(0.04)	(0.21)	(0.25)	(0.12)	–	(0.04)	(0.04)	(0.21)	(0.25)	(0.12)
Total Distributions	(0.08)	(0.20)	(0.17)	(0.34)	(0.44)	(0.40)	(0.07)	(0.17)	(0.16)	(0.32)	(0.41)	(0.38)
Net Asset Value, End of Period	$10.82	$10.98	$11.06	$11.07	$11.26	$11.48	$ 10.83	$10.99	$11.06	$11.09	$11.28	$11.49

Total Return†	(0.71)%	1.09%	1.47%	1.42%	1.93%	4.43%	(0.84)%	0.92%	1.20%	1.16%	1.73%	4.11%

Ratios/Supplemental Data
Net Assets End of Period (000)	$225,785	$290,793	$331,466	$361,838	$378,963	$397,082	$3,615	$3,885	$4,159	$4,991	$5,565	$6,298
Ratio of Expenses to Average Net Assets	0.54%	0.53%	0.53%	0.53%	0.53%	0.53%	0.81%	0.79%	0.79%	0.63	%(3)	0.81%	0.74%(4)
Ratio of Net Investment Income to Average Net Assets	1.48%	1.47%	1.16%	1.15%	1.56%	2.37%	1.20%	1.21%	0.89%	1.06	%(3)	1.30%	2.18%(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.54%	0.53%	0.53%	0.53%	0.53%	0.53%	0.81%	0.79%	0.79%	0.79%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.48%	1.47%	1.16%	1.15%	1.56%	2.37%	1.20%	1.21%	0.89%	0.89%	1.30%	2.11%
Portfolio Turnover Rate	52%	87%	47%	69%	83%	48%	52%	87%	47%	69%	83%	48%

Intermediate Bond Fund
Class C
2016	*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$11.03	$11.10	$11.12	$11.31	$11.53	$11.43
Net Investment Income(1)	0.03	0.06	0.02	0.02	0.06	0.16
Realized and Unrealized Gain (Loss) on Investments	(0.16)	(0.03)	0.03	0.03	0.04	0.23
Total from Investment Operations	(0.13)	0.03	0.05	0.05	0.10	0.39
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–
Dividends from Net Investment Income	(0.03)	(0.06)	(0.03)	(0.03)	(0.07)	(0.17)
Distributions from Net Realized Gains	–	(0.04)	(0.04)	(0.21)	(0.25)	(0.12)
Total Distributions	(0.03)	(0.10)	(0.07)	(0.24)	(0.32)	(0.29)
Net Asset Value, End of Period	$10.87	$11.03	$11.10	$11.12	$11.31	$11.53

Total Return†	(1.18)%	0.22%	0.42%	0.43%	0.91%	3.38%

Ratios/Supplemental Data
Net Assets End of Period (000)	$484	$422	$421	$724	$1,322	$1,083
Ratio of Expenses to Average Net Assets	1.52%	1.49%	1.51%	1.50	%(3)	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	0.49%	0.52%	0.17%	0.21	%(3)	0.52%	1.40%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.52%	1.49%	1.51%	1.52%	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.49%	0.52%	0.17%	0.19%	0.52%	1.40%
Portfolio Turnover Rate	52%	87%	47%	69%	83%	48%

* For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.17% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

Limited Maturity Bond Fund
Class I	Class A
2016*	2016	2015	2014	2013	2012	2016	*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$10.17	$10.18	$10.20	$10.18	$10.19	$10.23	$10.21	$10.22	$10.26	$10.21	$10.22	$10.26
Net Investment Income(1)	0.04	0.07	0.04	0.04	0.06	0.11	0.03	0.04	0.02	0.05	0.03	0.09
Realized and Unrealized Gain (Loss) on Investments	(0.04)	–	–	0.03	0.01	(0.02)	(0.05)	–	0.01	0.03	0.01	(0.02)
Total from Investment Operations	–	0.07	0.04	0.07	0.07	0.09	(0.02)	0.04	0.03	0.08	0.04	0.07
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–	**(3)	–	–	–	–	**(2)	–	–**	(3)
Dividends from Net Investment Income	(0.05)	(0.08)	(0.06)	(0.05)	(0.08)	(0.13)	(0.03)	(0.05)	(0.07)	(0.03)	(0.05)	(0.11)
Total Distributions	(0.05)	(0.08)	(0.06)	(0.05)	(0.08)	(0.13)	(0.03)	(0.05)	(0.07)	(0.03)	(0.05)	(0.11)
Net Asset Value, End of Period	$10.12	$10.17	$10.18	$10.20	$10.18	$10.19	$10.16	$10.21	$10.22	$10.26	$10.21	$10.22

Total Return†	(0.04)%	0.64%	0.35%	0.71%	0.72%	0.88	%(3)	(0.16)%	0.40%	0.30%	0.81%	0.44%	0.67%	(3)
Ratios/Supplemental Data
Net Assets End of Period (000)	$314,307	$286,767	$321,337	$337,808	$323,255	$337,295	$2,011	$6,158	$5,736	$3,299	$3,924	$5,116
Ratio of Expenses to Average Net Assets	0.49%	0.49%	0.48%	0.49%	0.49%	0.48%	0.74%	0.73%	0.71%	0.35	%(4)	0.77%	0.69%	(5)
Ratio of Net Investment Income to Average Net Assets	0.86%	0.66%	0.44%	0.37%	0.54%	1.06%	0.63%	0.41%	0.17%	0.52	%(4)	0.32%	0.93%	(5)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.49%	0.49%	0.48%	0.49%	0.49%	0.48%	0.74%	0.74%	0.71%	0.69%	0.77%	0.76%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.86%	0.66%	0.44%	0.37%	0.54%	1.06%	0.63%	0.40%	0.17%	0.18%	0.32%	0.86%
Portfolio Turnover Rate	61%	75%	58%	68%	53%	77%	61%	75%	58%	68%	53%	77%

Limited Maturity Bond Fund
Class C
2016	*	201	6	201	5	201	4	201	3	2012
Net Asset Value, Beginning of Period	$10.20	$10.21	$10.23	$10.21	$10.22	$10.26
Net Investment Income (Loss)(1)	–	(0.01)	(0.01)	(0.01)	(0.02)	0.01
Realized and Unrealized Gain (Loss) on Investments	(0.05)	–	(0.01)	0.03	0.01	(0.02)
Total from Investment Operations	(0.05)	(0.01)	(0.02)	0.02	(0.01)	(0.01)
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–	**(3)
Dividends from Net Investment Income	–	**	–	**	–	**	–	**	–	**	(0.03)
Total Distributions	–	**	–	**	–	**	–	**	–	**	(0.03)
Net Asset Value, End of Period	$10.15	$10.20	$10.21	$10.23	$10.21	$10.22

Total Return†	(0.48)%	(0.09)%	(0.17)%	0.21%	(0.09)%	(0.12	)%(3)
Ratios/Supplemental Data
Net Assets End of Period (000)	$492	$525	$651	$1,288	$1,709	$2,326
Ratio of Expenses to Average Net Assets	1.39%	1.21%	1.09%	0.94	%(4)	1.30%	1.48%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.04)%	(0.06)%	(0.09)%	(0.06	)%(4)	(0.21)%	0.11%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.49%	1.49%	1.48%	1.44%	1.49%	1.48%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.14)%	(0.34)%	(0.48)%	(0.56)%	(0.40)%	0.11%
Portfolio Turnover Rate	61%	75%	58%	68%	53%	77%

* For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

† Total return excludes sales charge.

** Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.34% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(5)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 6 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1, u n l e s s o t h e r w i s e i n d i c a t e d

	Total Return Advantage Fund
	Class I								Class A
	2016*	2016	2015	2014		2013	2012		2016*	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Period	$10.78	$10.91	$10.97	$10.91		$10.88	$10.64		$10.78	$10.92	$10.97	$10.91		$10.89	$10.65
Net Investment Income(1)	0.12	0.25	0.23	0.25		0.27	0.37		0.10	0.21	0.20	0.23		0.24	0.35
Realized and Unrealized Gain (Loss) on Investments	(0.17)	(0.11)	(0.04)	0.07		0.05	0.25		(0.15)	(0.11)	(0.03)	0.06		0.04	0.25
Total from Investment Operations	(0.05)	0.14	0.19	0.32		0.32	0.62		(0.05)	0.10	0.17	0.29		0.28	0.60
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–	**(3)	–	–	–	–	**(2)	–	–	**(3)
Dividends from Net Investment Income	(0.13)	(0.27)	(0.25)	(0.26)		(0.29)	(0.38)		(0.12)	(0.24)	(0.22)	(0.23)		(0.26)	(0.36)
Distributions from Net Realized Gains	–	–	–	–		–	–		–	–	–	–		–	–
Total Distributions	(0.13)	(0.27)	(0.25)	(0.26)		(0.29)	(0.38)		(0.12)	(0.24)	(0.22)	(0.23)		(0.26)	(0.36)
Net Asset Value, End of Period	$10.60	$10.78	$10.91	$10.97		$10.91	$10.88		$10.61	$10.78	$10.92	$10.97		$10.91	$10.89

Total Return†	(0.49)%	1.32%	1.71%	2.99%		2.96%	5.92	%(3)	(0.53)%	0.96%	1.52%	2.71%		2.58%	5.70	%(3)
Ratios/Supplemental Data
Net Assets End of Period (000)	$147,710	$168,676	$191,272	$249,494		$266,378	$263,356		$14,548	$11,770	$4,053	$4,645		$5,439	$5,969
Ratio of Expenses to Average Net Assets	0.53%	0.54%	0.56%	0.56%		0.56%	0.56%		0.81%	0.81%	0.84%	0.81	%(4)	0.84%	0.76	%(5)
Ratio of Net Investment Income to Average Net Assets	2.21%	2.32%	2.08%	2.37%		2.43%	3.42%		1.91%	1.95%	1.80%	2.13	%(4)	2.17%	3.23	%(5)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.60%	0.59%	0.56%	0.56%		0.56%	0.56%		0.88%	0.87%	0.84%	0.84%		0.84%	0.84%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.14%	2.27%	2.08%	2.37%		2.43%	3.42%		1.84%	1.89%	1.80%	2.10%		2.17%	3.15%
Portfolio Turnover Rate	37%	53%	51%	59%		71%	44%		37%	53%	51%	59%		71%	44%

	Total Return Advantage Fund
	Class C
	2016*	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Period	$10.80	$10.94	$10.99	$10.94		$10.91	$10.67
Net Investment Income(1)	0.07	0.14	0.12	0.15		0.14	0.26
Realized and Unrealized Gain (Loss) on Investments	(0.16)	(0.12)	(0.03)	0.05		0.07	0.25
Total from Investment Operations	(0.09)	0.02	0.09	0.20		0.21	0.51
Contributions of Capital by Affiliate(1)	–	–	–	–	**(2)	–	–	**(3)
Dividends from Net Investment Income	(0.08)	(0.16)	(0.14)	(0.15)		(0.18)	(0.27)
Distributions from Net Realized Gains	–	–	–	–		–	–
Total Distributions	(0.08)	(0.16)	(0.14)	(0.15)		(0.18)	(0.27)
Net Asset Value, End of Period	$10.63	$10.80	$10.94	$10.99		$10.94	$10.91

Total Return†	(0.89)%	0.24%	0.80%	1.87%		1.94%	4.87	%(3)
Ratios/Supplemental Data
Net Assets End of Period (000)	$912	$992	$1,077	$1,042		$965	$616
Ratio of Expenses to Average Net Assets	1.53%	1.52%	1.55%	1.54	%(4)	1.56%	1.55%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.33%	1.07%	1.38	%(4)	1.31%	2.41%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.60%	1.57%	1.55%	1.56%		1.56%	1.55%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.14%	1.28%	1.07%	1.36%		1.31%	2.41%
Portfolio Turnover Rate	37%	53%	51%	59%		71%	44%

*	For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(4)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.03% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(5)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.08% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

	Ultra Short Bond Fund
	Class I						Class A
	2016*	2016	2015	2014	2013	2012	2016*	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Period	$9.94	$9.94	$9.96	$9.97	$9.98	$10.01	$9.95	$9.95	$9.98	$9.98		$9.99	$10.03

Net Investment Income (Loss)(1)	0.04	0.04	0.02	0.02	0.02	0.02	0.02	0.01	– **	(0.01)		– **	0.01
Realized and Unrealized Gain (Loss) on Investments	(0.01)	0.01	–	–	0.02	0.01	(0.01)	0.01	(0.02)	0.02		0.01	(0.01)

Total from Investment Operations	0.03	0.05	0.02	0.02	0.04	0.03	0.01	0.02	(0.02)	0.01		0.01	–

Dividends from Net Investment Income	(0.04)	(0.05)	(0.04)	(0.03)	(0.05)	(0.06)	(0.02)	(0.02)	(0.01)	(0.01)		(0.02)	(0.04)

Total Distributions	(0.04)	(0.05)	(0.04)	(0.03)	(0.05)	(0.06)	(0.02)	(0.02)	(0.01)	(0.01)		(0.02)	(0.04)

Net Asset Value, End of Period	$9.93	$9.94	$9.94	$9.96	$9.97	$9.98	$9.94	$9.95	$9.95	$9.98		$9.98	$9.99

Total Return†	0.28%	0.48%	0.16%	0.24%	0.39%	0.26%	0.14%	0.20%	(0.20)%	0.06%		0.11%	(0.01)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$428,212	$374,899	$407,537	$433,326	$404,709	$541,798	$1,322	$1,286	$1,554	$2,286		$3,735	$5,733
Ratio of Expenses to Average Net Assets	0.31%	0.32%	0.33%	0.34%	0.34%	0.34%	0.60%	0.60%	0.59%	0.61	%(2)	0.62%	0.50%	(3)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.74%	0.40%	0.20%	0.17%	0.23%	0.19%	0.45%	0.12%	0.00%	(0.06	)%(2)	(0.03)%	0.14%	(3)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.31%	0.32%	0.33%	0.34%	0.34%	0.34%	0.60%	0.60%	0.62%	0.62%		0.62%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.74%	0.40%	0.20%	0.17%	0.23%	0.19%	0.45%	0.12%	(0.03)%	(0.07)%		(0.03)%	0.02%
Portfolio Turnover Rate(4)	66%	91%	90%	94%	93%	102%	66%	91%	90%	94%		93%	102%

*	For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment had no impact to Class A ratios.

(3)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.12% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(4)	Due to its investment strategy, the Ultra Short Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 6 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Intermediate Tax Exempt Bond Fund
	Class I							Class A
	2016*	2016	2015	2014		2013	2012	2016*	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Period	$9.79	$9.59	$9.89	$10.10		$10.25	$9.76	$ 9.75	$9.55	$9.88	$10.06		$10.21	$9.72
Net Investment Income(1)	0.11	0.25	0.25	0.26		0.25	0.26	0.10	0.22	0.23	0.26		0.23	0.23
Realized and Unrealized Gain (Loss) on Investments	(0.42)	0.23	(0.02)	0.06		(0.07)	0.56	(0.42)	0.23	(0.03)	0.07		(0.07)	0.56
Total from Investment Operations	(0.31)	0.48	0.23	0.32		0.18	0.82	(0.32)	0.45	0.20	0.33		0.16	0.79
Contributions of Capital by Affiliate(1)	–	–	–	–**	(2)	–	–	–	–	–	–**	(2)	–	–
Dividends from Net Investment Income	(0.11)	(0.25)	(0.25)	(0.26)		(0.25)	(0.26)	(0.10)	(0.22)	(0.25)	(0.24)		(0.23)	(0.23)
Distributions from Net Realized Gains	–	(0.03)	(0.28)	(0.27)		(0.08)	(0.07)	–	(0.03)	(0.28)	(0.27)		(0.08)	(0.07)
Total Distributions	(0.11)	(0.28)	(0.53)	(0.53)		(0.33)	(0.33)	(0.10)	(0.25)	(0.53)	(0.51)		(0.31)	(0.30)
Net Asset Value, End of Period	$9.37	$9.79	$9.59	$9.89		$10.10	$10.25	$ 9.33	$9.75	$9.55	$9.88		$10.06	$10.21

Total Return†	(3.19)%	5.03%	2.38%	3.38%		1.84%	8.49%	(3.31)%	4.82%	2.10%	3.47%		1.55%	8.28%
Ratios/Supplemental Data
Net Assets End of Period (000)	$74,729	$79,299	$75,621	$81,906		$127,046	$137,504	$2,794	$2,913	$2,823	$2,858		$3,092	$4,039
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%	0.53%		0.53%	0.53%	0.75%	0.74%	0.78%	0.48%	(3)	0.81%	0.75%	(4)
Ratio of Net Investment Income to Average Net Assets	2.28%	2.53%	2.55%	2.66%		2.48%	2.56%	2.07%	2.32%	2.30%	2.71%	(3)	2.21%	2.35%	(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.64%	0.64%	0.61%	0.58%		0.56%	0.55%	0.86%	0.85%	0.86%	0.81%		0.84%	0.83%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.17%	2.42%	2.47%	2.61%		2.45%	2.54%	1.96%	2.21%	2.22%	2.38%		2.18%	2.27%
Portfolio Turnover Rate	15%	22%	23%	27%		35%	19%	15%	22%	23%	27%		35%	19%

	Intermediate Tax Exempt Bond Fund
	Class C
	2016*	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Period	$9.66	$9.46	$9.76	$9.97		$10.12	$9.63
Net Investment Income(1)	0.06	0.15	0.15	0.16		0.15	0.15
Realized and Unrealized Gain (Loss) on Investments	(0.42)	0.23	(0.01)	0.06		(0.07)	0.56
Total from Investment Operations	(0.36)	0.38	0.14	0.22		0.08	0.71
Contributions of Capital by Affiliate(1)	–	–	–	–**	(2)	–	–
Dividends from Net Investment Income	(0.06)	(0.15)	(0.16)	(0.16)		(0.15)	(0.15)
Distributions from Net Realized Gains	–	(0.03)	(0.28)	(0.27)		(0.08)	(0.07)
Total Distributions	(0.06)	(0.18)	(0.44)	(0.43)		(0.23)	(0.22)
Net Asset Value, End of Period	$9.24	$9.66	$9.46	$9.76		$9.97	$10.12

Total Return†	(3.73)%	4.09%	1.42%	2.37%		0.82%	7.49%
Ratios/Supplemental Data
Net Assets End of Period (000)	$268	$314	$392	$353		$521	$495
Ratio of Expenses to Average Net Assets	1.53%	1.46%	1.51%	1.52%	(3)	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.60%	1.56%	1.69%	(3)	1.48%	1.55%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.64%	1.57%	1.59%	1.59%		1.56%	1.54%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.18%	1.49%	1.48%	1.62%		1.45%	1.54%
Portfolio Turnover Rate	15%	22%	23%	27%		35%	19%

*	For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.28% and 0.01% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

	Maryland Tax Exempt Bond Fund
	Class I							Class A
	2016*	2016	2015	2014		2013	2012	2016*	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Period	$11.22	$11.06	$11.19	$11.41		$11.65	$11.27	$11.21	$11.05	$11.20	$11.41		$11.65	$11.27
Net Investment Income(1)	0.12	0.27	0.29	0.31		0.31	0.32	0.11	0.24	0.26	0.30		0.28	0.29
Realized and Unrealized Gain (Loss) on Investments	(0.45)	0.19	(0.06)	(0.17)		(0.15)	0.48	(0.45)	0.19	(0.06)	(0.18)		(0.15)	0.48
Total from Investment Operations	(0.33)	0.46	0.23	0.14		0.16	0.80	(0.34)	0.43	0.20	0.12		0.13	0.77
Contributions of Capital by Affiliate(1)	–	–	–	–**	(2)	–	–	–	–	–	–**	(2)	–	–
Dividends from Net Investment Income	(0.12)	(0.27)	(0.29)	(0.31)		(0.31)	(0.32)	(0.11)	(0.24)	(0.28)	(0.28)		(0.28)	(0.29)
Distributions from Net Realized Gains	–	(0.03)	(0.07)	(0.05)		(0.09)	(0.10)	–	(0.03)	(0.07)	(0.05)		(0.09)	(0.10)
Total Distributions	(0.12)	(0.30)	(0.36)	(0.36)		(0.40)	(0.42)	(0.11)	(0.27)	(0.35)	(0.33)		(0.37)	(0.39)
Net Asset Value, End of Period	$10.77	$11.22	$11.06	$11.19		$11.41	$11.65	$10.76	$11.21	$11.05	$11.20		$11.41	$11.65

Total Return†	(2.95)%	4.19%	2.09%	1.31%		1.35%	7.23%	(3.09)%	3.90%	1.83%	1.18%		1.06%	6.96%
Ratios/Supplemental Data
Net Assets End of Period (000)	$42,342	$46,366	$50,336	$55,118		$66,494	$73,197	$ 202	$212	$306	$555		$677	$832
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%	0.53%		0.53%	0.53%	0.82%	0.81%	0.80%	0.63%	(3)	0.81%	0.78%	(4)
Ratio of Net Investment Income to Average Net Assets	2.20%	2.44%	2.59%	2.78%		2.68%	2.79%	1.91%	2.16%	2.31%	2.68%	(3)	2.39%	2.54%	(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.70%	0.67%	0.61%	0.57%		0.56%	0.55%	0.98%	0.94%	0.88%	0.80%		0.84%	0.83%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.03%	2.30%	2.51%	2.74%		2.65%	2.77%	1.75%	2.03%	2.23%	2.51%		2.36%	2.49%
Portfolio Turnover Rate	3%	18%	9%	4%		14%	21%	3%	18%	9%	4%		14%	21%

	Maryland Tax Exempt Bond Fund
	Class C
	2016*	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Period	$11.21	$11.06	$11.19	$11.40		$11.65	$11.27
Net Investment Income(1)	0.07	0.17	0.18	0.21		0.19	0.20
Realized and Unrealized Gain (Loss) on Investments	(0.45)	0.18	(0.05)	(0.17)		(0.16)	0.48
Total from Investment Operations	(0.38)	0.35	0.13	0.04		0.03	0.68
Contributions of Capital by Affiliate(1)	–	–	–	–**	(2)	–	–
Dividends from Net Investment Income	(0.07)	(0.17)	(0.19)	(0.20)		(0.19)	(0.20)
Distributions from Net Realized Gains	–	(0.03)	(0.07)	(0.05)		(0.09)	(0.10)
Total Distributions	(0.07)	(0.20)	(0.26)	(0.25)		(0.28)	(0.30)
Net Asset Value, End of Period	$10.76	$11.21	$11.06	$11.19		$11.40	$11.65

Total Return†	(3.42)%	3.12%	1.17%	0.44%		0.23%	6.08%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 22	$ 23	$ 56	$ 55		$ 54	$ 1
Ratio of Expenses to Average Net Assets	1.51%	1.47%	1.51%	1.42%	(3)	1.50%	1.51%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.49%	1.60%	1.89%	(3)	1.65%	1.71%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.67%	1.60%	1.59%	1.53%		1.54%	1.51%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.06%	1.36%	1.52%	1.78%		1.61%	1.71%
Portfolio Turnover Rate	3%	18%	9%	4%		14%	21%

*	For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.13% and 0.07% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the net investment income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.03% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See	Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 6 ,
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Ohio Intermediate Tax Exempt Bond Fund
	Class I							Class A
	2016*	2016	2015	2014		2013	2012	2016*	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Period	$10.98	$10.88	$11.13	$11.39		$11.70	$11.34	$10.95	$10.85	$11.10	$11.35		$11.66	$11.31
Net Investment Income(1)	0.11	0.25	0.28	0.32		0.34	0.35	0.10	0.21	0.25	0.29		0.31	0.33
Realized and Unrealized Gain (Loss) on Investments	(0.45)	0.23	(0.10)	(0.11)		(0.17)	0.57	(0.45)	0.23	(0.10)	(0.10)		(0.17)	0.56
Total from Investment Operations	(0.34)	0.48	0.18	0.21		0.17	0.92	(0.35)	0.44	0.15	0.19		0.14	0.89
Contributions of Capital by Affiliate(1)	–	–	–	–**	(2)	–	–	–	–	–	–**	(2)	–	–
Dividends from Net Investment Income	(0.11)	(0.25)	(0.28)	(0.32)		(0.34)	(0.35)	(0.10)	(0.21)	(0.25)	(0.29)		(0.31)	(0.33)
Distributions from Net Realized Gains	–	(0.13)	(0.15)	(0.15)		(0.14)	(0.21)	–	(0.13)	(0.15)	(0.15)		(0.14)	(0.21)
Total Distributions	(0.11)	(0.38)	(0.43)	(0.47)		(0.48)	(0.56)	(0.10)	(0.34)	(0.40)	(0.44)		(0.45)	(0.54)
Net Asset Value, End of Period	$10.53	$10.98	$10.88	$11.13		$11.39	$11.70	$10.50	$10.95	$10.85	$11.10		$11.35	$11.66

Total Return†	(3.11)%	4.42%	1.58%	2.01%		1.47%	8.29%	(3.26)%	4.13%	1.36%	1.82%		1.18%	7.98%
Ratios/Supplemental Data
Net Assets End of Period (000)	$36,238	$39,861	$44,480	$56,863		$76,086	$82,881	$3,893	$4,189	$4,515	$5,294		$6,567	$7,843
Ratio of Expenses to Average Net Assets	0.72%	0.70%	0.61%	0.58%		0.56%	0.55%	1.00%	0.98%	0.90%	0.80%	(3)	0.84%	0.76%	(4)
Ratio of Net Investment Income to Average Net Assets	2.04%	2.25%	2.53%	2.90%		2.93%	3.03%	1.76%	1.96%	2.27%	2.67%	(3)	2.65%	2.83%	(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.72%	0.70%	0.61%	0.58%		0.56%	0.55%	1.00%	0.98%	0.90%	0.85%		0.84%	0.83%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.04%	2.25%	2.53%	2.90%		2.93%	3.03%	1.76%	1.96%	2.27%	2.62%		2.65%	2.76%
Portfolio Turnover Rate	3%	20%	15%	11%		15%	14%	3%	20%	15%	11%		15%	14%

	Ohio Intermediate Tax Exempt Bond Fund
	Class C
	2016*	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Period	$10.92	$10.82	$11.06	$11.32		$11.63	$11.28
Net Investment Income(1)	0.06	0.14	0.18	0.21		0.22	0.23
Realized and Unrealized Gain (Loss) on Investments	(0.45)	0.23	(0.10)	(0.11)		(0.17)	0.56
Total from Investment Operations	(0.39)	0.37	0.08	0.10		0.05	0.79
Contributions of Capital by Affiliate(1)	–	–	–	–**	(2)	–	–
Dividends from Net Investment Income	(0.06)	(0.14)	(0.17)	(0.21)		(0.22)	(0.23)
Distributions from Net Realized Gains	–	(0.13)	(0.15)	(0.15)		(0.14)	(0.21)
Total Distributions	(0.06)	(0.27)	(0.32)	(0.36)		(0.36)	(0.44)
Net Asset Value, End of Period	$10.47	$10.92	$10.82	$11.06		$11.32	$11.63

Total Return†	(3.61)%	3.40%	0.66%	0.99%		0.45%	7.16%
Ratios/Supplemental Data
Net Assets End of Period (000)	$ 643	$ 467	$ 458	$ 459		$ 620	$ 692
Ratio of Expenses to Average Net Assets	1.72%	1.70%	1.63%	1.58%		1.56%	1.55%
Ratio of Net Investment Income to Average Net Assets	1.05%	1.25%	1.59%	1.90%		1.94%	2.04%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.72%	1.70%	1.63%	1.58%		1.56%	1.55%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.05%	1.25%	1.59%	1.90%		1.94%	2.04%
Portfolio Turnover Rate	3%	20%	15%	11%		15%	14%

*	For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

†	Total return excludes sales charge.

**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

	Tax Exempt Limited Maturity Bond Fund
	Class I							Class A
	2016*	2016	2015	2014		2013	2012	2016*	2016	2015	2014		2013	2012
Net Asset Value, Beginning of Period	$10.46	$10.39	$10.50	$10.52		$10.64	$10.44	$10.47	$10.39	$10.50	$10.53		$10.64	$10.45
Net Investment Income(1)	0.07	0.16	0.16	0.15		0.17	0.19	0.06	0.13	0.13	0.12		0.14	0.17
Realized and Unrealized Gain (Loss) on Investments	(0.25)	0.07	(0.11)	–**		(0.10)	0.20	(0.25)	0.08	(0.11)	(0.01)		(0.09)	0.19
Total from Investment Operations	(0.18)	0.23	0.05	0.15		0.07	0.39	(0.19)	0.21	0.02	0.11		0.05	0.36
Contributions of Capital by Affiliate(1)	–	–	–	–**	(2)	–	–	–	–	–	–**	(2)	–	–
Dividends from Net Investment Income	(0.07)	(0.16)	(0.16)	(0.15)		(0.17)	(0.19)	(0.06)	(0.13)	(0.13)	(0.12)		(0.14)	(0.17)
Distributions from Net Realized Gains	–	–	–	(0.02)		(0.02)	–	–	–	–	(0.02)		(0.02)	–
Total Distributions	(0.07)	(0.16)	(0.16)	(0.17)		(0.19)	(0.19)	(0.06)	(0.13)	(0.13)	(0.14)		(0.16)	(0.17)
Net Asset Value, End of Period	$10.21	$10.46	$10.39	$10.50		$10.52	$10.64	$10.22	$10.47	$10.39	$10.50		$10.53	$10.64

Total Return†	(1.69)%	2.19%	0.46%	1.47%		0.67%	3.78%	(1.83)%	2.01%	0.19%	1.12%		0.49%	3.45%
Ratios/Supplemental Data
Net Assets End of Period (000)	$132,247	$131,767	$133,081	$144,797		$145,668	$140,442	$214	$249	$452	$470		$541	$526
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%	0.53%		0.53%	0.53%	0.82%	0.80%	0.81%	0.80%	(3)	0.81%	0.76%	(4)
Ratio of Net Investment Income to Average Net Assets	1.42%	1.49%	1.50%	1.42%		1.60%	1.81%	1.13%	1.22%	1.23%	1.19%	(3)	1.32%	1.59%	(4)
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.57%	0.56%	0.55%	0.54%		0.55%	0.53%	0.85%	0.83%	0.83%	0.83%		0.83%	0.82%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.38%	1.46%	1.48%	1.41%		1.58%	1.81%	1.10%	1.19%	1.21%	1.16%		1.30%	1.53%
Portfolio Turnover Rate	16%	29%	36%	48%		51%	19%	16%	29%	36%	48%		51%	19%

* For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

† Total return excludes sales charge.

** Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by PNC Bank, N.A., an affiliate of the Adviser. The payment represents a reimbursement of shareholder services fees borne in prior periods by Class C Shares of the Fund. For tax purposes, this amount represents capital. The payment had no impact to the total return of the Fund.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.05% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Par (000)		Value (000)
ASSET-BACKED SECURITIES — 8.0%
Automotive — 3.5%
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	$375	$ 375
Ford Credit Auto Lease Trust,
Series 2016-A, Cl A2A
1.420%, 11/15/18	309	309
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	85	85
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	305	305
Honda Auto Receivables Owner Trust,
Series 2016-2, Cl A3
1.390%, 04/15/20	130	130
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	200	198
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	75	75
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	258	258
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	405	405

		2,140

Credit Cards — 3.7%
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	905	906
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	365	366
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	395	392
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	595	596

		2,260

Equipment — 0.4%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	209	209

Utilities — 0.4%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	250	253

Total Asset-Backed Securities (Cost $4,861)		4,862

	Par (000)	Value (000)
CORPORATE BONDS — 36.2%
Aerospace — 0.3%
Lockheed Martin
3.800%, 03/01/45	$235	$218

Automotive — 1.1%
General Motors Financial
3.200%, 07/13/20	250	250
Toyota Motor Credit (MTN)
3.400%, 09/15/21	200	208
Volkswagen Group of America Finance LLC
1.290%, 05/23/17 (A) 144A	200	200

		658

Cable — 1.5%
Comcast
3.200%, 07/15/36	180	161
Discovery Communications LLC
3.250%, 04/01/23	245	239
Scripps Networks Interactive
2.800%, 06/15/20	165	165
Thomson Reuters
1.650%, 09/29/17	195	195
Time Warner Cable
4.500%, 09/15/42	170	150

		910

Consumer Discretionary — 1.2%
Carnival
3.950%, 10/15/20	295	310
Hasbro
6.300%, 09/15/17	249	258
Marriott International
3.125%, 06/15/26	185	176

		744

Consumer Services — 0.3%
Automatic Data Processing
3.375%, 09/15/25	190	195

Consumer Staples — 0.3%
WhiteWave Foods
5.375%, 10/01/22	190	210

Energy — 3.0%
ConocoPhillips
6.500%, 02/01/39	135	165
Energy Transfer Partners LP
6.125%, 12/15/45	60	60
4.050%, 03/15/25	240	232
EQT
4.875%, 11/15/21	245	261
HollyFrontier
5.875%, 04/01/26	200	201
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	121	133
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	187	208
Petroleos Mexicanos
6.000%, 03/05/20	155	162
Phillips 66
4.650%, 11/15/34	165	167
Valero Energy
3.400%, 09/15/26	105	99

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Williams Partners LP
4.125%, 11/15/20	$165	$169

		1,857

Financials — 11.3%
AvalonBay Communities (MTN)
3.900%, 10/15/46	125	114
Bank of America (GMTN)
2.000%, 01/11/18	280	281
Bank of America (MTN)
4.200%, 08/26/24	335	340
4.000%, 04/01/24	235	243
3.248%, 10/21/27	60	57
BankUnited
4.875%, 11/17/25	220	214
BB&T (MTN)
2.050%, 05/10/21	180	177
BBVA Bancomer SA
4.375%, 04/10/24 144A	250	246
Bear Stearns LLC
7.250%, 02/01/18	140	149
Capital One Financial
4.200%, 10/29/25	100	100
Capital One NA
2.400%, 09/05/19	250	251
Citigroup
4.450%, 09/29/27	200	202
2.050%, 12/07/18	305	305
Credit Suisse (GMTN)
5.400%, 01/14/20	205	219
Deutsche Bank AG
2.950%, 08/20/20	315	304
Goldman Sachs Group
5.750%, 01/24/22	160	181
2.350%, 11/15/21	170	165
HSBC Holdings PLC
5.100%, 04/05/21	310	335
International Lease Finance
6.250%, 05/15/19	150	161
JPMorgan Chase
4.625%, 05/10/21	350	377
4.125%, 12/15/26	100	102
Lloyds Banking Group PLC
4.650%, 03/24/26	250	249
Morgan Stanley (GMTN)
2.125%, 04/25/18	250	251
Morgan Stanley (MTN)
4.100%, 05/22/23	180	184
2.625%, 11/17/21	235	232
Santander UK Group Holdings PLC
2.875%, 10/16/20	220	217
State Street
1.950%, 05/19/21	125	122
Toronto-Dominion Bank
3.625%, 09/15/31 (A)	110	106
Toronto-Dominion Bank (GMTN)
2.500%, 12/14/20	165	166
Visa
4.150%, 12/14/35	310	321
Wells Fargo
5.900%, 12/29/49 (A)	160	161

Par (000)		Value (000)
Westpac Banking
2.250%, 07/30/18	$235	$ 237
1.650%, 05/13/19	125	124

		6,893

Food, Beverage & Tobacco — 0.7%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	190	203
4.700%, 02/01/36	80	84
Kraft Heinz Foods
5.200%, 07/15/45	145	154

		441

Healthcare — 3.9%
Abbott Laboratories
3.750%, 11/30/26	370	364
AbbVie
2.300%, 05/14/21	145	142
1.750%, 11/06/17	270	272
Actavis Funding SCS
3.450%, 03/15/22	160	162
Amgen
4.400%, 05/01/45	245	233
Johnson & Johnson
3.550%, 03/01/36	220	218
Mylan NV
3.950%, 06/15/26 144A	160	150
Novartis Capital
3.700%, 09/21/42	195	185
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26	135	127
1.900%, 09/23/19	200	197
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	150	145
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	160	162

		2,357

Industrials — 0.7%
General Electric
4.125%, 10/09/42	190	189
L-3 Communications
3.850%, 12/15/26	255	254

		443

Insurance — 2.2%
Assurant
2.500%, 03/15/18	235	237
Berkshire Hathaway Finance
4.250%, 01/15/21	215	231
Hartford Financial Services Group
6.300%, 03/15/18	221	233
MetLife
6.400%, 12/15/36	150	162
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	190	202
XLIT
4.450%, 03/31/25	112	111
2.300%, 12/15/18	150	151

		1,327

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Materials — 0.4%
Cytec Industries
3.950%, 05/01/25	$250	$237

Real Estate Investment Trusts — 1.8%
American Campus Communities Operating
Partnership LP
3.750%, 04/15/23	290	292
Host Hotels & Resorts LP
3.750%, 10/15/23	175	172
Kimco Realty REIT
2.800%, 10/01/26	170	158
Realty Income
5.375%, 09/15/17	100	103
3.250%, 10/15/22	155	156
Spirit Realty LP
4.450%, 09/15/26 144A	220	208

		1,089

Retail — 1.3%
Expedia
5.000%, 02/15/26	200	206
Priceline Group
3.600%, 06/01/26	125	123
Wal-Mart Stores
5.625%, 04/01/40	385	477

		806

Technology — 2.3%
Activision Blizzard
3.400%, 09/15/26 144A	170	161
Apple
3.850%, 05/04/43	325	305
Avnet
4.625%, 04/15/26	160	155
Fidelity National Information Services
3.000%, 08/15/26	185	172
KLA-Tencor
4.125%, 11/01/21	225	234
Microsoft
3.450%, 08/08/36	200	189
Oracle
4.300%, 07/08/34	160	164

		1,380

Telecommunications — 1.7%
AT&T
4.750%, 05/15/46	145	135
4.600%, 02/15/21	325	344
4.450%, 04/01/24	110	114
Verizon Communications
4.272%, 01/15/36	260	248
Vodafone Group PLC
1.250%, 09/26/17	195	194

		1,035
Transportation — 0.7%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	200	218
FedEx
3.900%, 02/01/35	200	189

		407

Par (000)		Value (000)
Utilities — 1.5%
Berkshire Hathaway Energy
6.125%, 04/01/36	$152	$189
Dominion Resources VA
1.400%, 09/15/17	210	210
Florida Power & Light
4.050%, 10/01/44	120	121
NextEra Energy Capital Holdings
2.056%, 09/01/17	195	196
Puget Sound Energy
5.757%, 10/01/39	147	178

		894

Total Corporate Bonds (Cost $22,111)		22,101

MUNICIPAL BOND — 0.5%
Texas — 0.5%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	240	285

Total Municipal Bond (Cost $243)		285

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 28.6%
Federal Home Loan Mortgage Corporation — 2.4%
9.500%, 10/01/20	2	2
8.000%, 07/01/25	18	21
6.000%, 09/01/19	4	5
5.500%, 06/01/33 (B)	–	–
4.500%, 07/01/40	408	441
3.500%, 06/01/42	637	655
3.000%, 12/01/42	323	322
2.936%, 01/01/36 (A)	5	5
2.662%, 12/01/36 (A)	6	6

		1,457

Federal National Mortgage Association — 23.3%
8.000%, 03/01/31	1	1
6.000%, 09/01/37	2	2
5.500%, 05/01/35	180	202
5.500%, 03/01/36	19	22
5.000%, 03/01/40	431	477
4.500%, 10/01/39	670	724
4.500%, 04/01/40	389	425
4.500%, 04/01/41	294	319
4.000%, 09/01/39	15	16
4.000%, 11/01/40	646	682
4.000%, 01/01/41	788	837
4.000%, 02/01/41	477	503
4.000%, 07/01/42	482	507
4.000%, 11/01/44	365	386
4.000%, 11/01/45	501	527
3.500%, 01/01/28	302	315
3.500%, 09/01/29	368	384
3.500%, 11/01/29	233	243
3.500%, 03/01/41	509	522
3.500%, 07/01/42	557	575
3.500%, 08/01/42	582	599
3.500%, 10/01/42	485	500
3.500%, 11/01/42	47	49
3.500%, 02/01/43	583	601

See Notes to Financial Statements.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.500%, 08/01/43	$494	$508
3.500%, 12/01/45	398	408
3.000%, 06/01/27	447	460
3.000%, 11/01/27	428	440
3.000%, 04/01/43	597	597
3.000%, 06/01/43	370	370
3.000%, 05/01/46	495	493
3.000%, 06/01/46	788	785
2.721%, 08/01/35 (A)	3	3
2.500%, 11/01/27	752	756

		14,238

Government National Mortgage Association — 2.9%
8.500%, 11/15/21	16	16
8.500%, 07/15/22	4	4
8.250%, 04/20/17 (B)	–	–
4.500%, 10/20/45	345	370
4.000%, 09/15/41	653	694
3.500%, 12/20/42	654	684

		1,768

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $17,253)		17,463

U.S. TREASURY OBLIGATIONS — 25.9%
U.S. Treasury Bonds — 4.3%
4.500%, 02/15/36	165	209
3.750%, 08/15/41	305	345
3.125%, 08/15/44	320	325
3.000%, 11/15/44	775	769
2.875%, 08/15/45	1,025	990

		2,638

U.S. Treasury Notes — 21.6%
2.625%, 08/15/20	190	197
2.500%, 08/15/23	545	556
2.250%, 11/15/25	1,560	1,544
2.125%, 08/15/21	100	101
2.125%, 09/30/21	420	424
2.000%, 07/31/20	170	172
2.000%, 02/28/21	2,895	2,922
2.000%, 02/15/23	585	581

	Par (000)	Value (000)

1.750%, 10/31/20	$2,895	$2,902
1.625%, 12/31/19	150	151
1.625%, 08/15/22	1,595	1,559
1.250%, 10/31/19	1,270	1,265
1.000%, 06/30/19	465	462
1.000%, 11/30/19	365	361

		13,197

Total U.S. Treasury Obligations (Cost $16,220)		15,835

	Number of Shares

MONEY MARKET FUND — 0.8%
PNC Government Money Market Fund,
Class I Shares 0.240%† (C)	527,255	527

Total Money Market Fund (Cost $527)		527

TOTAL INVESTMENTS — 100.0% (Cost $61,215)*		61,073

Other Assets & Liabilities – 0.0%		(30)

TOTAL NET ASSETS — 100.0%		$61,043

*	Aggregate cost for Federal income tax purposes is (000) $61,285.

Gross unrealized appreciation (000)	$652
Gross unrealized depreciation (000)	(864)
Net unrealized depreciation (000)	$(212)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2016.
(B)	Par and Value are less than $500.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1,385 (000) and represents 2.3% of net assets as of November 30, 2016.

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$4,862	$–	$4,862

Corporate Bonds	–	22,101	–	22,101

Money Market Fund	527	–	–	527

Municipal Bond	–	285	–	285

U.S. Government Agency Mortgage- Backed Obligations	–	17,463	–	17,463

U.S. Treasury Obligations	–	15,835	–	15,835

Total Assets - Investments in Securities	$527	$60,546	$–	$61,073

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  G o v e r n m e n t  M o r t g a g e  F u nd

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 88.1%
Federal Home Loan Mortgage Corporation — 11.5%
9.000%, 12/01/16 to 09/01/20	$1	$1
8.500%, 11/01/18 to 01/01/22	4	4
8.000%, 02/01/17 to 03/01/22	1	1
7.000%, 05/01/31	9	9
6.000%, 10/01/32	87	100
5.500%, 03/01/28	67	76
4.500%, 03/01/40 to 07/01/40	1,007	1,095
4.000%, 09/01/40 to 01/01/41	681	719
3.500%, 06/01/42 to 12/01/42	1,805	1,857
3.000%, 03/01/43 to 06/01/46	2,007	1,998

		5,860

Federal National Mortgage Association — 65.7%
10.000%, 06/01/21	1	1
9.000%, 02/01/17 to 10/01/19	2	2
8.500%, 11/01/21 to 09/01/23	3	3
8.000%, 02/01/23 to 03/01/23	3	3
7.500%, 09/01/22 to 07/01/31	67	79
7.000%, 09/01/31	30	31
6.500%, 02/01/38	348	394
6.000%, 01/01/37	433	496
5.500%, 12/01/18 to 01/01/35	1,010	1,133
5.000%, 10/01/35 to 10/01/39	1,134	1,253
4.500%, 06/01/20 to 09/01/43	3,028	3,289
4.000%, 07/01/25 to 04/01/46	6,201	6,544
3.500%, 08/01/26 to 02/01/46	10,050	10,356
3.000%, 04/01/27 to 06/01/46	7,280	7,343
2.500%, 09/01/27 to 08/01/30	2,534	2,547

		33,474

Government National Mortgage Association — 10.9%
9.250%, 12/15/19 to 05/15/21	14	14
9.000%, 07/15/17 to 11/15/24	29	31
8.500%, 03/20/17 to 09/15/24	39	41
8.000%, 04/15/17 to 04/15/30	104	112
7.500%, 05/15/22 to 09/20/30	175	188
7.000%, 03/15/23 to 07/15/31	284	313
5.000%, 10/15/39	373	417
4.500%, 03/15/39 to 10/20/45	1,183	1,289
4.000%, 09/15/39 to 10/20/44	1,841	1,955
3.500%, 06/20/42 to 01/20/43	1,167	1,216

		5,576

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $44,511)		44,910

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Notes — 7.5%
2.000%, 02/15/23	$1,005	$998
1.250%, 10/31/19	1,320	1,315
0.750%, 02/28/18	1,520	1,516

		3,829

Total U.S. Treasury Obligations (Cost $3,902)		3,829

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Fannie Mae, Series 2013-2, Cl AB
2.000%, 02/25/43	690	676
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	15	16
Freddie Mac, Series 4265, Cl GA
3.000%, 11/15/41	350	358
Ginnie Mae, Series 2002-92, Cl PB
5.500%, 12/20/32	307	340

Total Collateralized Mortgage Obligations (Cost $1,416)		1,390

	Number of Shares
MONEY MARKET FUND — 1.6%
PNC Government Money Market Fund,
Class I Shares 0.240%† (A)	814,454	814

Total Money Market Fund (Cost $814)		814

TOTAL INVESTMENTS — 99.9% (Cost $50,643)*		50,943

Other Assets & Liabilities – 0.1%		34

TOTAL NET ASSETS — 100.0%		$50,977

*	Aggregate cost for Federal income tax purposes is (000) $50,644.

Gross unrealized appreciation (000)	$962
Gross unrealized depreciation (000)	(663)
Net unrealized appreciation (000)	$299

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

P N C  G o v e r n m e n t  M o r t g a g  e  F u n d

S C H E D U L E  OF  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 6  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Collateralized Mortgage Obligations	$–	$1,390	$–	$1,390

Money Market Fund	814	–	–	814

U.S. Government Agency Mortgage- Backed Obligations	–	44,910	–	44,910

U.S. Treasury Obligations	–	3,829	–	3,829

Total Assets - Investments in Securities	$814	$50,129	$–	$50,943

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C   H i g h  Y i e l d  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T  S

N o v e m b e r  3 0,  2 0 1 6 ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — 85.1%
Automotive — 4.5%
General Motors Escrow Bond
8.375%, 07/15/33 (A) (B) (C)	$405	$–
Lear
5.375%, 03/15/24	125	131
Penske Automotive Group
5.500%, 05/15/26	165	159
Tenneco
5.375%, 12/15/24	150	154

		444

Cable — 6.5%
Cable One
5.750%, 06/15/22 144A	200	206
CCO Holdings LLC
6.625%, 01/31/22	115	120
CSC Holdings LLC
8.625%, 02/15/19	225	248
Sinclair Television Group
5.625%, 08/01/24 144A	75	74

		648

Consumer Discretionary — 0.8%
National CineMedia LLC
5.750%, 08/15/26	75	77

Consumer Services — 9.2%
Avon Products
7.000%, 03/15/23	75	69
H&E Equipment Services
7.000%, 09/01/22	190	200
Royal Caribbean Cruises
7.500%, 10/15/27	240	284
Service Corporation International
5.375%, 05/15/24	100	104
Sotheby’s
5.250%, 10/01/22 144A	270	263

		920

Consumer Staples — 1.3%
Lamb Weston Holdings
4.875%, 11/01/26 144A	135	134

Energy — 13.9%
Boardwalk Pipelines LP
5.950%, 06/01/26	150	160
Chesapeake Energy
7.250%, 12/15/18	50	52
Cloud Peak Energy Resources LLC
12.000%, 11/01/21	37	38
Continental Resources
5.000%, 09/15/22	150	150
Denbury Resources
5.500%, 05/01/22	85	70
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	75	80
Kinder Morgan (GMTN)
7.750%, 01/15/32	200	236
McDermott International
8.000%, 05/01/21 144A	200	196
PHI
5.250%, 03/15/19	115	108

	Par (000)	Value (000)

Regency Energy Partners LP
5.875%, 03/01/22	$125	$138
Rowan
4.875%, 06/01/22	50	43
Transocean
6.000%, 03/15/18	110	111

		1,382

Financials — 10.1%
Ally Financial
4.750%, 09/10/18	125	129
Bank of America
6.250%, 09/29/49 (D)	100	100
BankUnited
4.875%, 11/17/25	125	122
Citigroup
6.250%, 12/29/49 (D)	125	128
5.800%, 11/29/49 (D)	125	124
International Lease Finance
6.250%, 05/15/19	200	215
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	190	192

		1,010

Food, Beverage & Tobacco — 1.1%
Constellation Brands
6.000%, 05/01/22	100	114

Healthcare — 7.5%
DaVita
5.750%, 08/15/22	166	172
HCA
5.875%, 03/15/22	308	331
Select Medical
6.375%, 06/01/21	175	168
Tenet Healthcare
6.000%, 10/01/20	75	76

		747

Industrials — 14.6%
Ball
4.000%, 11/15/23	150	147
Bombardier
7.750%, 03/15/20 144A	140	141
CNH Industrial Capital LLC
3.375%, 07/15/19	215	215
CNH Industrial NV
4.500%, 08/15/23	40	39
Crown Cork & Seal
7.375%, 12/15/26	165	187
KLX
5.875%, 12/01/22 144A	225	230
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	225	238
PulteGroup
7.875%, 06/15/32	235	259

		1,456

Information Technology — 2.2%
VeriSign
4.625%, 05/01/23	220	224

See Notes to Financial Statements.

P N C  H i g h  Y i e l d  B o n d  F u n  d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 6 ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Materials — 2.9%
Eldorado Gold
6.125%, 12/15/20 144A	$150	$151
Novelis
5.875%, 09/30/26 144A	135	135

		286

Retail — 10.5%
Expedia
5.000%, 02/15/26	210	216
Hanesbrands
4.625%, 05/15/24 144A	215	215
Levi Strauss
6.875%, 05/01/22	190	199
Sally Holdings LLC
5.500%, 11/01/23	188	196
Wolverine World Wide
5.000%, 09/01/26 144A	230	220

		1,046

Total Corporate Bonds (Cost $8,351)		8,488

	Number of Shares	Value (000)
MONEY MARKET FUND — 6.3%
PNC Government Money Market Fund,
Class I Shares 0.240%† (E)	632,916	$633

Total Money Market Fund (Cost $633)		633

TOTAL INVESTMENTS — 91.4% (Cost $8,984)*		9,121

Other Assets & Liabilities – 8.6%		858

TOTAL NET ASSETS — 100.0%		$9,979

*	Aggregate cost for Federal income tax purposes is (000) $8,987.

Gross unrealized appreciation (000)	$224
Gross unrealized depreciation (000)	(90)
Net unrealized appreciation (000)	$134

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents less than 0.1% of net assets as of November 30, 2016.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Security in default.
(D)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2016.
(E)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $2,204 (000) and represents 22.1% of net assets as of November 30, 2016.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Corporate Bonds	$–	$8,488	$–	$8,488

Money Market Fund	633	–	–	633

Total Assets - Investments in Securities	$633	$8,488	$–	$9,121

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 17.5%
Automotive — 7.0%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$1,480	$1,471
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	3,000	3,004
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	1,048	1,049
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	640	639
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	1,000	990
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A4
1.010%, 02/15/19	1,018	1,018
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A3
1.050%, 04/15/19	902	901
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A3
1.260%, 02/16/21	670	667
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	824	823
Nissan Auto Receivables Owner Trust,
Series 2015-C Cl A3
1.370%, 05/15/20	1,175	1,175
Toyota Auto Receivables Owner Trust,
Series 2015-C, Cl A3
1.340%, 06/17/19	2,590	2,594
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,654	1,653

		15,984

Credit Cards — 9.5%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	3,295	3,304
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	1,655	1,656
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	2,590	2,596
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Cl A1
1.390%, 01/15/21	2,610	2,613
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	2,000	1,987
Chase Issuance Trust,
Series 2015-A2, Cl A2
1.590%, 02/18/20	4,225	4,240

	Par (000)	Value (000)
Citibank Credit Card Issuance Trust,
Series 2016-A1, Cl A1
1.750%, 11/19/21	$2,305	$2,305
Discover Card Execution Note Trust,
Series 2016-A4, Cl A4
1.390%, 03/15/22	455	452
Synchrony Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	850	858
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,825	1,827

		21,838

Equipment — 0.7%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	1,079	1,079
John Deere Owner Trust,
Series 2016-A, Cl A3
1.360%, 04/15/20	645	644

		1,723

Financials — 0.0%
GS Mortgage Securities Trust,
Series 2011-GC5, Cl A2
2.999%, 08/10/44	60	60

Utilities — 0.3%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	648

Total Asset-Backed Securities
(Cost $40,259)		40,253

CORPORATE BONDS — 42.3%
Automotive — 2.4%
Ford Motor Credit LLC
3.000%, 06/12/17	1,000	1,008
General Motors Financial
3.200%, 07/13/20	1,500	1,498
PACCAR Financial (MTN)
1.435%, 12/06/18 (A)	800	805
Toyota Motor Credit Corp. (MTN)
1.111%, 05/16/17 (A)	1,465	1,466
Volkswagen Group of America Finance LLC
1.290%, 05/23/17 (A) 144A	855	854

		5,631

Cable — 0.5%
Discovery Communications LLC
3.300%, 05/15/22	1,040	1,035

Consumer Discretionary — 1.4%
Carnival
3.950%, 10/15/20	845	889
Hasbro
6.300%, 09/15/17	1,431	1,483

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Consumer Discretionary — continued
Marriott International
3.125%, 06/15/26	$985	$937

		3,309

Consumer Staples — 0.3%
WhiteWave Foods
5.375%, 10/01/22	600	662

Energy — 3.2%
Energy Transfer Partners LP
4.050%, 03/15/25	1,725	1,670
EQT
4.875%, 11/15/21	1,145	1,220
Exxon Mobil
1.622%, 03/01/19 (A)	435	441
HollyFrontier
5.875%, 04/01/26	710	711
Kinder Morgan Energy Partners LP
4.150%, 03/01/22	1,176	1,204
Petroleos Mexicanos (GMTN)
3.500%, 07/23/20	300	291
4.250%, 01/15/25	410	365
Phillips 66 Partners LP
3.550%, 10/01/26	625	595
Valero Energy
3.400%, 09/15/26	860	812

		7,309

Financials — 16.9%
American Express
3.625%, 12/05/24	875	874
AvalonBay Communities (MTN)
2.900%, 10/15/26	850	803
Bank of America (MTN)
5.625%, 07/01/20	825	909
2.503%, 10/21/22	865	839
4.200%, 08/26/24	550	559
Bank of Nova Scotia/The
2.125%, 09/11/19	535	538
BankUnited
4.875%, 11/17/25	690	672
BB&T (MTN)
6.850%, 04/30/19	10	11
3.950%, 03/22/22	560	586
BBVA Bancomer SA
4.375%, 04/10/24 144A	1,270	1,248
BNP Paribas SA (MTN)
1.250%, 12/12/16	15	15
Capital One Financial
3.500%, 06/15/23	1,745	1,746
Citigroup
2.050%, 12/07/18	1,045	1,045
4.450%, 09/29/27	540	546
Credit Suisse AG (GMTN)
5.400%, 01/14/20	725	773
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25	1,090	1,044
Deutsche Bank AG
1.350%, 05/30/17	980	976
Deutsche Bank AG (GMTN)
2.850%, 05/10/19	465	459

	Par (000)	Value (000)
Fifth Third Bancorp
2.300%, 03/01/19	$1,240	$1,245
GE Capital International Funding Unlimited Co.
3.373%, 11/15/25	583	590
Goldman Sachs Group
5.750%, 01/24/22	1,270	1,433
HSBC Bank USA NA
4.875%, 08/24/20	1,215	1,291
HSBC Holdings PLC
4.300%, 03/08/26	420	431
International Lease Finance
6.250%, 05/15/19	905	971
John Deere Capital
1.442%, 01/08/19 (A)	1,640	1,651
JPMorgan Chase
4.625%, 05/10/21	625	673
3.375%, 05/01/23	605	604
4.125%, 12/15/26	770	788
KeyCorp (MTN)
2.900%, 09/15/20	710	718
Lloyds Banking Group
3.100%, 07/06/21#	840	846
Morgan Stanley (GMTN)
2.375%, 07/23/19	1,267	1,272
Morgan Stanley (MTN)
2.625%, 11/17/21	590	583
4.100%, 05/22/23	425	435
MUFG Americas Holdings
3.500%, 06/18/22	570	584
Royal Bank of Canada
1.200%, 09/19/17	715	715
1.875%, 02/05/20	2,400	2,386
Royal Bank of Canada (GMTN)
1.367%, 07/29/19 (A)	845	847
Santander UK Group Holdings PLC
2.875%, 10/16/20	1,205	1,189
Toronto-Dominion Bank (GMTN)
2.125%, 07/02/19	1,240	1,246
US Bancorp (MTN)
2.950%, 07/15/22	575	580
Visa
2.800%, 12/14/22	895	901
Wells Fargo (MTN)
2.550%, 12/07/20	960	961
4.100%, 06/03/26	750	762
Westpac Banking
2.600%, 11/23/20	1,440	1,445

		38,790

Food, Beverage & Tobacco — 1.1%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	365	378
3.650%, 02/01/26	675	678
Anheuser-Busch InBev Worldwide
5.375%, 01/15/20	570	622
Dr Pepper Snapple Group
2.550%, 09/15/26	855	794

		2,472

Healthcare — 3.5%
Abbott Laboratories
3.400%, 11/30/23	980	968

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — continued
AbbVie
1.750%, 11/06/17	$1,087	$1,094
3.200%, 05/14/26	720	684
Actavis Funding SCS
3.450%, 03/15/22	695	705
Aetna
1.500%, 11/15/17	1,658	1,658
Mylan NV
3.950%, 06/15/26 144A	690	646
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/21	880	851
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	1,535	1,486

		8,092

Industrials — 0.3%
Avnet
4.625%, 04/15/26	760	737

Insurance — 1.3%
Assurant
2.500%, 03/15/18	800	806
Berkshire Hathaway
3.750%, 08/15/21#	640	682
MetLife
4.368%, 09/15/23	645	695
XLIT
2.300%, 12/15/18	805	811

		2,994

Materials — 1.1%
Cytec Industries
3.950%, 05/01/25	910	864
Monsanto
2.125%, 07/15/19	1,252	1,249
Westlake Chemical Corp.
3.600%, 08/15/26 144A	340	327

		2,440

Real Estate Investment Trusts — 1.8%
American Campus Communities Operating
Partnership LP
3.750%, 04/15/23	930	938
Host Hotels & Resorts LP
3.750%, 10/15/23	975	956
Realty Income REIT
3.250%, 10/15/22	665	671
Spirit Realty LP
4.450%, 09/15/26 144A	825	779
Ventas Realty LP
3.500%, 02/01/25	895	881

		4,225

Retail — 1.7%
CVS Health
3.500%, 07/20/22	920	944
Expedia
5.000%, 02/15/26	655	673
Lowe’s
1.265%, 09/10/19 (A)	1,225	1,228

	Par (000)	Value (000)

Priceline Group
3.650%, 03/15/25	$440	$439
3.600%, 06/01/26	670	662

		3,946

Technology — 2.3%
Activision Blizzard
3.400%, 09/15/26 144A	860	813
Apple
2.400%, 05/03/23	960	935
Fidelity National Information Services
3.000%, 08/15/26	855	796
KLA-Tencor
4.125%, 11/01/21	905	943
Oracle
2.500%, 05/15/22	1,185	1,173
Xilinx
3.000%, 03/15/21	605	611

		5,271

Telecommunications — 2.8%
AT&T
4.600%, 02/15/21	1,630	1,725
4.450%, 04/01/24	800	831
Charter Communications Operating LLC
4.464%, 07/23/22 144A	1,400	1,453
Cisco Systems
1.511%, 02/21/18 (A)	890	895
Verizon Communications
5.150%, 09/15/23	650	719
Vodafone Group PLC
5.625%, 02/27/17	861	869

		6,492

Utilities — 1.7%
Berkshire Hathaway Energy
3.500%, 02/01/25	655	666
Exelon Generation LLC
4.000%, 10/01/20	745	774
Southern
2.750%, 06/15/20	1,405	1,417
Xcel Energy
4.700%, 05/15/20	891	951

		3,808

Total Corporate Bonds (Cost $97,581)		97,213

OTHER GOVERNMENT AND AGENCY OBLIGATIONS — 1.5%
Canada — 0.9%
CPPIB Capital
1.250%, 09/20/19 144A	1,225	1,209
Province of Quebec
2.500%, 04/20/26	945	913

		2,122

See Notes to Financial Statements.

	Par (000)	Value (000)
OTHER GOVERNMENT AND AGENCY OBLIGATIONS — continued
Supranational — 0.6%
International Bank for Reconstruction &
Development
1.375%, 09/20/21	$1,410	$1,369

Total Other Government and Agency Obligations (Cost $3,572)		3,491

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.8%
Federal National Mortgage Association — 5.8%
4.000%, 12/01/45	2,044	2,151
3.500%, 07/01/43	2,016	2,077
3.500%, 02/01/46	2,038	2,092
3.000%, 01/01/31	2,034	2,092
3.000%, 06/01/46	2,104	2,095
2.500%, 10/01/31	2,879	2,892

		13,399

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $13,685)		13,399

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal National Mortgage Association — 0.6%
1.875%, 09/24/26	715	661
1.250%, 08/17/21	705	683

		1,344

Total U.S. Government Agency Obligations
(Cost $1,413)		1,344

U.S. TREASURY OBLIGATIONS — 31.2%
U.S. Treasury Notes — 31.2%
2.625%, 08/15/20	5,975	6,184
2.625%, 11/15/20	1,085	1,123
2.500%, 08/15/23	6,435	6,559
2.500%, 05/15/24	725	737
2.375%, 08/15/24	2,680	2,696
2.250%, 11/15/24	4,810	4,787
2.125%, 08/15/21	14,639	14,803
2.125%, 09/30/21	3,650	3,688
2.125%, 05/15/25	1,775	1,744
2.000%, 07/31/20	4,490	4,549
2.000%, 02/28/21	8,685	8,766
1.750%, 10/31/20	2,305	2,311
1.625%, 07/31/19	810	816
1.625%, 08/15/22	4,855	4,747
1.500%, 10/31/19	6,690	6,710
1.250%, 10/31/19	720	717
1.000%, 11/30/19	690	682

		71,619

Total U.S. Treasury Obligations
(Cost $72,689)		71,619

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.9%
PNC Government Money Market Fund,
Class I Shares 0.240%† (B)	2,063,615	$2,064

Total Money Market Fund
(Cost $2,064)		2,064

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.8%
(Cost $231,263)		229,383

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.7%
Affiliated Money Market Fund — 0.5%
PNC Government Money Market Fund,
Class I Shares 0.240%† (B)	1,203,011	1,203

Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.300% (B)	362,971	363

Total Short-Term Investments Purchased With Collateral From Securities Loaned
(Cost $1,566)‡		1,566

TOTAL INVESTMENTS — 100.5%
(Cost $232,829)*		230,949

Other Assets & Liabilities – (0.5)%		(1,065)

TOTAL NET ASSETS — 100.0%		$229,884

*	Aggregate cost for Federal income tax purposes is (000) $232,923.

Gross unrealized appreciation (000)	$731
Gross unrealized depreciation (000)	(2,705)
Net unrealized depreciation (000)	$(1,974)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,512 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2016.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,329 (000) and represents 3.2% of net assets as of November 30, 2016.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$40,253	$–	$40,253

Corporate Bonds	–	97,213	–	97,213

Money Market Fund	2,064	–	–	2,064

Other Government and Agency Obligations	–	3,491	–	3,491

Short-Term Investments Purchased With Collateral From Securities Loaned	1,566	–	–	1,566

U.S. Government Agency Mortgage- Backed Obligations	–	13,399	–	13,399

U.S. Government Agency Obligations	–	1,344	–	1,344

U.S. Treasury Obligations	–	71,619	–	71,619

Total Assets - Investments in Securities	$3,630	$227,319	$–	$230,949

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$1,566	$–	$1,566

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,566	$–	$1,566

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,   2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 22.2%
Automotive — 12.7%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$1,030	$1,024
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	3,960	3,965
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	2,692	2,694
Ford Credit Auto Owner Trust,
Series 2016-A, Cl A3
1.390%, 07/15/20	3,100	3,102
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	3,085	3,081
Honda Auto Receivables Owner Trust,
Series 2016-4, Cl A3
1.210%, 12/18/20	1,780	1,769
Huntington Auto Trust,
Series 2016-1, Cl A3
1.590%, 11/16/20	1,345	1,345
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A4
1.370%, 07/15/20	2,515	2,515
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A3
1.460%, 02/18/20	1,900	1,903
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Cl A3
1.260%, 02/16/21	3,170	3,156
Nissan Auto Receivables Owner Trust,
Series 2013-B, Cl A4
1.310%, 10/15/19	3,743	3,747
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A3
1.340%, 03/16/20	4,130	4,133
Toyota Auto Receivables Owner Trust,
Series 2016-A, Cl A3
1.250%, 03/16/20	3,490	3,486
Toyota Auto Receivables,
Series 2016-C, Cl A3
1.140%, 08/17/20	2,490	2,477
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,305	1,305
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Cl A3
0.700%, 04/20/18	538	537

		40,239

Credit Cards — 7.8%
American Express Credit Account Master Trust,
Series 2014-4, Cl A
1.430%, 06/15/20	4,080	4,088
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	4,255	4,258

	Par (000)	Value (000)
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	$3,505	$3,482
Chase Issuance Trust,
Series 2015-A7, Cl A7
1.620%, 07/15/20	4,860	4,879
Citibank Credit Card Issuance Trust,
Series 2016-A1, Cl A1
1.750%, 11/19/21	4,385	4,385
Discover Card Execution Note Trust,
Series 2016-A4, Cl A4
1.390%, 03/15/22	3,650	3,624

		24,716

Equipment — 1.5%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	2,709	2,709
John Deere Owner Trust,
Series 2016-A, Cl A3
1.360%, 04/15/20	2,060	2,057

		4,766

Utilities — 0.2%
CenterPoint Energy Transition Bond IV LLC,
Series 2012-1, Cl A1
0.901%, 04/15/18	500	500

Total Asset-Backed Securities (Cost $70,303)		70,221

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	447	456
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	301	308
Fannie Mae, Series 2014-33, Cl AH
3.000%, 06/25/29	2,458	2,539
Freddie Mac Series 3945 A, Cl A
3.000%, 03/15/26	2,632	2,714
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	15	15
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	488	505
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	112	114
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	340	346
Freddie Mac, Series 3693, Cl BD
3.000%, 07/15/25	2,155	2,225
Freddie Mac, Series 3741, Cl PA
2.150%, 02/15/35	2,389	2,404
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	764	783
Freddie Mac, Series 4266, Cl LG
2.500%, 06/15/28	1,136	1,155
Ginnie Mae, Series 1998-GN1, Cl A
7.110%, 08/25/27 (A)	–	–

Total Collateralized Mortgage Obligations (Cost $13,634)		13,564

See Notes to Financial Statements.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)
COMMERCIAL PAPER — 0.4%
Shell International Finanace BV
1.017%, 05/10/17	$1,320	$1,315

Total Commercial Paper (Cost $1,314)		1,315

CORPORATE BONDS — 32.3%
Automotive — 2.6%
Daimler Finance North America LLC
1.650%, 03/02/18 144A	2,150	2,147
Ford Motor Credit LLC
2.375%, 01/16/18	1,500	1,507
Hyundai Capital America (MTN)
2.000%, 03/19/18 144A	1,835	1,834
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 144A	1,950	1,946
1.650%, 05/22/18 144A	825	820

		8,254

Consumer Discretionary — 0.4%
Carnival
1.875%, 12/15/17	1,142	1,147

Energy — 2.8%
BP Capital Markets PLC
1.674%, 02/13/18	1,660	1,660
Enterprise Products Operating LLC
1.650%, 05/07/18	1,420	1,414
Exxon Mobil
0.890%, 03/15/17 (B)	1,320	1,320
Kinder Morgan
2.000%, 12/01/17	1,695	1,698
Marathon Petroleum
2.700%, 12/14/18	600	608
TransCanada PipeLines
1.875%, 01/12/18	953	953
Valero Energy
6.125%, 02/01/20	1,135	1,256

		8,909

Financials — 14.9%
American Express
7.000%, 03/19/18	700	746
American Express Credit (MTN)
1.800%, 07/31/18	1,625	1,627
Bank of America (MTN)
2.650%, 04/01/19	2,995	3,025
Bank of America NA
5.300%, 03/15/17	1,000	1,011
Bank of Montreal (MTN)
1.500%, 07/18/19	665	656
Bank of Nova Scotia
1.650%, 06/14/19	2,080	2,059
BNP Paribas SA (MTN)
2.400%, 12/12/18	1,365	1,378
2.450%, 03/17/19	1,399	1,408
Capital One NA
1.500%, 03/22/18	2,000	1,991
Citigroup
2.500%, 09/26/18	3,975	4,014
Commonwealth Bank of Australia (GMTN)
1.625%, 03/12/18	785	785

	Par (000)	Value (000)
2.050%, 03/15/19	$1,935	$1,934
Cooperatieve Rabobank UA (MTN)
2.250%, 01/14/20	1,935	1,932
Credit Suisse (GMTN)
1.750%, 01/29/18	2,410	2,407
Deutsche Bank AG
1.400%, 02/13/17	1,000	1,000
1.350%, 05/30/17	1,700	1,692
Goldman Sachs Group
2.375%, 01/22/18	2,800	2,817
HSBC USA
1.625%, 01/16/18	2,040	2,038
JPMorgan Chase
2.250%, 01/23/20	3,200	3,191
Morgan Stanley (GMTN)
2.125%, 04/25/18	2,390	2,397
MUFG Americas Holdings
1.625%, 02/09/18	1,115	1,111
National Australia Bank (GMTN)
2.000%, 01/14/19	1,860	1,861
Royal Bank of Canada
2.100%, 10/14/20	2,400	2,394
Santander UK PLC
2.500%, 03/14/19	1,595	1,603
UBS AG (GMTN)
1.375%, 08/14/17	700	700
1.800%, 03/26/18	635	635
Wells Fargo
2.150%, 01/30/20	820	814

		47,226

Food, Beverage & Tobacco — 1.1%
Anheuser-Busch Inbev Finance
1.900%, 02/01/19	875	875
Diageo Capital PLC
5.750%, 10/23/17	1,600	1,661
Kraft Heinz Foods
2.000%, 07/02/18	875	877

		3,413

Healthcare — 4.5%
Abbott Laboratories
2.350%, 11/22/19	1,265	1,266
AbbVie
1.800%, 05/14/18	1,595	1,594
Actavis Funding SCS
1.300%, 06/15/17	1,690	1,691
Aetna
1.900%, 06/07/19	835	831
Cardinal Health
1.950%, 06/15/18	1,300	1,303
Celgene
2.125%, 08/15/18	1,500	1,507
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	2,435	2,402
Stryker
2.000%, 03/08/19	1,450	1,452
Teva Pharmaceutical Finance III BV
1.700%, 07/19/19	2,435	2,389

		14,435

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — 1.1%
Assurant
2.500%, 03/15/18	$1,280	$1,290
Hartford Financial Services Group
6.300%, 03/15/18	1,230	1,295
XLIT
2.300%, 12/15/18	990	997

		3,582

Materials — 0.4%
Monsanto
2.125%, 07/15/19	1,320	1,317

Real Estate Investment Trusts — 0.7%
Boston Properties LP
3.700%, 11/15/18	655	676
Realty Income
2.000%, 01/31/18	1,411	1,416

		2,092

Technology — 1.1%
Amphenol
1.550%, 09/15/17	2,150	2,153
Xilinx
2.125%, 03/15/19	1,292	1,295

		3,448

Telecommunications — 1.4%
AT&T
2.450%, 06/30/20	3,180	3,148
Cisco Systems
1.400%, 09/20/19	1,250	1,235

		4,383

Utilities — 1.3%
Duke Energy
5.050%, 09/15/19	835	901
NextEra Energy Capital Holdings
2.300%, 04/01/19	1,470	1,481
Southern Power
1.950%, 12/15/19	1,680	1,665

		4,047

Total Corporate Bonds (Cost $102,574)		102,253

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 4.3%
Federal Home Loan Mortgage Corporation — 1.1%
6.000%, 05/01/21	61	63
5.500%, 03/01/22	126	135
5.500%, 04/01/22	162	173
4.500%, 02/01/19	70	72
4.500%, 05/01/19	252	259
3.000%, 11/01/28	2,416	2,484
2.637%, 03/01/36 (B)	244	259

		3,445

Federal National Mortgage Association — 3.2%
5.500%, 09/01/17	12	12
5.500%, 10/01/17	10	10
5.500%, 11/01/18	42	42
5.000%, 06/01/18	38	39

	Par (000)	Value (000)
5.000%, 12/01/21	$67	$69
4.500%, 06/01/21	199	205
4.000%, 08/01/21	199	206
3.500%, 01/01/24	1,661	1,730
3.500%, 07/01/25	1,663	1,736
3.500%, 06/01/26	2,694	2,809
2.837%, 01/01/36 (B)	215	226
2.646%, 09/01/36 (B)	330	348
2.000%, 07/01/23	2,784	2,787

		10,219

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $13,701)		13,664

U.S. TREASURY OBLIGATIONS — 35.4%
U.S. Treasury Notes — 35.4%
1.625%, 07/31/19	12,295	12,391
1.500%, 12/31/18	15,650	15,764
1.500%, 01/31/19	6,125	6,168
1.375%, 06/30/18	10,225	10,277
1.375%, 09/30/18	12,820	12,879
1.250%, 11/15/18	17,070	17,111
1.250%, 10/31/19	7,140	7,114
1.000%, 09/30/19	10,110	10,007
0.875%, 04/15/19	7,980	7,913
0.750%, 02/15/19	12,845	12,728

Total U.S. Treasury Obligations (Cost $113,121)		112,352

	Number of Shares
MONEY MARKET FUND — 0.8%
PNC Government Money Market Fund,
Class I Shares 0.240%† (C)	2,572,252	2,572

Total Money Market Fund (Cost $2,572)		2,572

TOTAL INVESTMENTS — 99.7% (Cost $317,219)*		315,941

Other Assets & Liabilities – 0.3%		869

TOTAL NET ASSETS — 100.0%		$316,810

*	Aggregate cost for Federal income tax purposes is (000) $317,232.

Gross unrealized appreciation (000)	$256
Gross unrealized depreciation (000)	(1,547)
Net unrealized depreciation (000)	$(1,291)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Par and Value are less than $500.
(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2016.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $6,747 (000) and represents 2.1% of net assets as of November 30, 2016.

See Notes to Financial Statements.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$70,221	$–	$70,221
Collateralized Mortgage Obligations	–	13,564	–	13,564
Commercial Paper	–	1,315	–	1,315
Corporate Bonds	–	102,253	–	102,253
Money Market Fund	2,572	–	–	2,572
U.S. Government Agency Mortgage-Backed Obligations	–	13,664	–	13,664
U.S. Treasury Obligations	–	112,352	–	112,352

Total Assets - Investments in Securities	$2,572	$313,369	$–	$315,941

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 6.2%
Automotive — 2.3%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A3
1.160%, 11/25/20	$925	$920
Fifth Third Auto Trust,
Series 2015-1, Cl A3
1.420%, 03/16/20	755	756
Ford Credit Auto Lease Trust,
Series 2016-A, Cl A2A
1.420%, 11/15/18	667	668
Ford Credit Auto Owner Trust,
Series 2016-A, CL A3
1.390%, 07/15/20	185	185
Honda Auto Receivables Owner Trust,
Series 2016-3, Cl A4
1.330%, 11/18/22	535	530
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	189	189
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	548	547

		3,795
Credit Cards — 3.0%
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	2,005	2,006
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	1,080	1,083
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Cl A3
1.340%, 04/15/22	915	909
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	865	866

		4,864
Equipment — 0.4%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	563	563
Utilities — 0.5%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	781	852
Total Asset-Backed Securities (Cost $10,017)		10,074

	Par (000)	Value (000)
CORPORATE BONDS — 38.5%
Aerospace — 0.3%
Lockheed Martin
3.800%, 03/01/45	$625	$581
Automotive — 1.0%
General Motors
6.600%, 04/01/36	115	129
General Motors Financial
3.200%, 07/13/20	545	545
Lear
5.375%, 03/15/24	495	517
Volkswagen Group of America Finance LLC
1.290%, 05/23/17 (A) 144A	500	499

		1,690
Cable — 2.1%
Belo
7.750%, 06/01/27	435	465
Charter Communications Operating LLC
6.384%, 10/23/35 144A	675	755
Comcast
3.200%, 07/15/36	300	269
CSC Holdings LLC
8.625%, 02/15/19	200	220
Discovery Communications LLC
4.900%, 03/11/26	330	346
3.250%, 04/01/23	500	487
Thomson Reuters
1.650%, 09/29/17	520	521
Time Warner Cable
4.500%, 09/15/42	170	150
Time Warner Entertainment LP
8.375%, 03/15/23	135	168

		3,381
Consumer Discretionary — 0.6%
Hasbro
6.300%, 09/15/17	535	554
Marriott International
3.125%, 06/15/26	460	438

		992
Consumer Services — 0.8%
Avon Products
7.000%, 03/15/23	365	335
Graham Holdings
7.250%, 02/01/19	375	402
Royal Caribbean Cruises
7.500%, 10/15/27	287	340
Sotheby’s
5.250%, 10/01/22 144A	252	246

		1,323
Consumer Staples — 0.3%
WhiteWave Foods
5.375%, 10/01/22	390	430
Energy — 5.8%
Anadarko Petroleum
4.850%, 03/15/21	135	144
Boardwalk Pipelines LP
5.950%, 06/01/26	95	101

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
3.375%, 02/01/23	$625	$590
Burlington Resources Finance
7.200%, 08/15/31	375	467
Cloud Peak Energy Resources LLC
12.000%, 11/01/21	210	216
Energy Transfer Partners LP
6.125%, 12/15/45	245	247
4.050%, 03/15/25	425	412
EQT
4.875%, 11/15/21	915	975
EQT Midstream Partners LP
4.125%, 12/01/26	550	528
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	375	401
HollyFrontier
5.875%, 04/01/26	625	626
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	270	297
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	525	583
McDermott International
8.000%, 05/01/21 144A	285	280
Newfield Exploration
5.375%, 01/01/26	280	284
Petroleos Mexicanos
6.000%, 03/05/20	225	235
Petroleos Mexicanos (GMTN)
4.250%, 01/15/25	165	147
PHI
5.250%, 03/15/19	155	145
Phillips 66
4.650%, 11/15/34	485	491
Rowan
4.875%, 06/01/22	635	549
4.750%, 01/15/24	305	262
Tesoro
5.375%, 10/01/22	500	520
Valero Energy
3.400%, 09/15/26	425	402
Williams Partners LP
4.125%, 11/15/20	500	511

		9,413
Financials — 11.4%
American Express Credit (MTN)
2.375%, 05/26/20	55	55
Bank of America
6.250%, 09/29/49 (A)	460	458
Bank of America (GMTN)
2.000%, 01/11/18	750	752
Bank of America (MTN)
5.625%, 07/01/20	700	771
4.200%, 08/26/24	495	503
4.000%, 04/01/24	150	155
BankUnited
4.875%, 11/17/25	552	538
BBVA Bancomer SA
4.375%, 04/10/24 144A	500	491
Bear Stearns LLC
7.250%, 02/01/18	470	499

	Par (000)	Value (000)
Capital One NA
2.400%, 09/05/19	$655	$657
Citigroup
6.250%, 12/29/49 (A)	340	349
4.450%, 09/29/27	940	951
2.150%, 07/30/18	230	231
Credit Suisse AG (GMTN)
5.400%, 01/14/20	515	549
Deutsche Bank AG
2.950%, 08/20/20	205	198
1.350%, 05/30/17	345	343
Discover Bank
3.100%, 06/04/20	250	253
Goldman Sachs Group
5.750%, 01/24/22	435	491
3.500%, 11/16/26	325	318
2.350%, 11/15/21	475	461
HSBC Bank USA NA
4.875%, 08/24/20	675	717
HSBC Holdings PLC
6.375%, 12/29/49 (A)	500	488
5.250%, 03/14/44	500	527
International Lease Finance
6.250%, 05/15/19	350	375
JPMorgan Chase
7.900%, 12/29/49 (A)	615	624
4.625%, 05/10/21	540	581
Lloyds Banking Group PLC
4.650%, 03/24/26	500	498
Morgan Stanley (GMTN)
2.125%, 04/25/18	735	737
Morgan Stanley (MTN)
4.100%, 05/22/23	415	425
2.625%, 11/17/21	610	603
Royal Bank of Scotland Group PLC
5.125%, 05/28/24	650	631
Santander UK Group Holdings PLC (GMTN)
3.125%, 01/08/21	640	636
State Street
5.250%, 12/29/49 (A)	350	357
Visa
4.150%, 12/14/35	790	819
Wells Fargo
7.980%, 03/29/49 (A)	125	128
5.900%, 12/29/49 (A)	545	548
Wells Fargo (MTN)
3.300%, 09/09/24	450	447
Westpac Banking
2.250%, 07/30/18	460	464

		18,628
Food, Beverage & Tobacco — 0.8%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	595	635
4.700%, 02/01/36	160	167
Kraft Heinz Foods
5.200%, 07/15/45	255	271
5.000%, 06/04/42	185	190

		1,263

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — 2.6%
Abbott Laboratories
3.750%, 11/30/26	$1,000	$984
Actavis Funding SCS
3.450%, 03/15/22	435	442
Amgen
4.400%, 05/01/45	635	604
HCA
4.250%, 10/15/19	70	72
Johnson & Johnson
3.550%, 03/01/36	660	654
Mylan NV
3.950%, 06/15/26 144A	425	398
Select Medical
6.375%, 06/01/21	215	206
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	535	528
Teva Pharmaceutical Finance BV
2.950%, 12/18/22	95	92
Teva Pharmaceutical Finance III BV
3.150%, 10/01/26	275	255

		4,235

Industrials — 1.7%
Ball
5.250%, 07/01/25	180	187
4.000%, 11/15/23	375	367
CNH Industrial Capital LLC
3.625%, 04/15/18	135	136
Crown Cork & Seal
7.375%, 12/15/26	150	170
General Electric
4.125%, 10/09/42	520	517
KLX
5.875%, 12/01/22 144A	425	435
Masco
7.750%, 08/01/29	45	54
3.500%, 04/01/21	80	80
Owens-Brockway Glass Container
6.375%, 08/15/25 144A	225	238
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	315	347
USG
8.250%, 01/15/18	300	316

		2,858

Information Technology — 0.2%
VeriSign
4.625%, 05/01/23	375	382

Insurance — 1.4%
Hartford Financial Services Group
6.300%, 03/15/18	575	605
MetLife
6.400%, 12/15/36	460	498
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	560	596
XLIT
4.450%, 03/31/25	640	632

		2,331

	Par (000)	Value (000)
Materials — 0.4%
ArcelorMittal
7.250%, 02/25/22	$190	$213
Cytec Industries
3.950%, 05/01/25	368	349
Novelis
5.875%, 09/30/26 144A	175	175

		737

Real Estate Investment Trusts — 1.5%
American Campus Communities Operating Partnership LP
4.125%, 07/01/24	720	736
AvalonBay Communities (MTN)
3.900%, 10/15/46	340	311
Realty Income
5.375%, 09/15/17	498	512
3.250%, 10/15/22	410	414
Spirit Realty LP
4.450%, 09/15/26 144A	450	425

		2,398

Retail — 2.1%
Expedia
5.000%, 02/15/26	500	514
Hanesbrands
4.625%, 05/15/24 144A	225	225
Levi Strauss
6.875%, 05/01/22	250	262
Priceline Group
3.600%, 06/01/26	650	642
Wal-Mart Stores
5.625%, 04/01/40	1,015	1,257
Wolverine World Wide
5.000%, 09/01/26 144A	475	456

		3,356

Technology — 2.1%
Activision Blizzard
3.400%, 09/15/26 144A	485	459
Apple
3.850%, 05/04/43	870	816
Avnet
4.625%, 04/15/26	420	407
KLA-Tencor
4.125%, 11/01/21	785	818
Microsoft
3.450%, 08/08/36	450	425
Oracle
4.300%, 07/08/34	455	467

		3,392

Telecommunications — 1.8%
AT&T
4.750%, 05/15/46	380	354
4.600%, 02/15/21	405	429
4.450%, 04/01/24	590	612
DigitalGlobe
5.250%, 02/01/21 144A	295	295
Verizon Communications
4.272%, 01/15/36	745	710

See Notes to Financial Statements.

P N C   T o t a l   R e t u r n   A d v a n t a g e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Telecommunications — continued
Vodafone Group PLC
1.250%, 09/26/17	$520	$518

		2,918

Transportation — 0.9%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	380	398
ERAC USA Finance LLC
5.625%, 03/15/42 144A	500	545
FedEx
3.900%, 02/01/35	540	511

		1,454

Utilities — 0.7%
Dominion Resources VA
1.400%, 09/15/17	558	557
NextEra Energy Capital Holdings
2.056%, 09/01/17	513	515

		1,072

Total Corporate Bonds (Cost $62,785)		62,834

MUNICIPAL BOND — 0.4%
Texas — 0.4%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	630	748

Total Municipal Bond
(Cost $685)		748

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 28.9%
Federal Home Loan Mortgage Corporation — 2.6%
8.000%, 10/01/29	1	1
7.500%, 03/01/27	1	1
6.000%, 12/01/35	446	517
5.500%, 09/01/37	48	55
5.500%, 01/01/38	1	1
4.500%, 03/01/40	383	418
4.500%, 06/01/41	600	649
4.000%, 10/01/43	1,376	1,456
3.500%, 06/01/42	782	804
2.637%, 03/01/36 (A)	283	301

		4,203

Federal National Mortgage Association — 24.0%
8.000%, 08/01/27	9	10
8.000%, 09/01/27	3	3
7.500%, 08/01/26	1	1
7.500%, 10/01/27	9	10
7.500%, 04/01/31	3	3
7.500%, 08/01/31	3	4
7.000%, 04/01/27	2	2
7.000%, 11/01/27	4	5
7.000%, 08/01/32	1	1
5.500%, 05/01/33	2	2
5.500%, 04/01/34	216	243
5.500%, 06/01/34	10	11
5.500%, 03/01/36	7	8
5.500%, 07/01/37	9	10

	Par (000)	Value (000)
5.500%, 05/01/38	$13	15
5.000%, 07/01/33	13	14
5.000%, 08/01/37	219	241
5.000%, 03/01/40	274	303
5.000%, 07/01/40	37	41
5.000%, 08/01/40	426	468
4.500%, 02/01/39	273	294
4.500%, 06/01/39	242	265
4.500%, 10/01/39	39	42
4.500%, 05/01/40	1,566	1,700
4.500%, 07/01/40	5	6
4.500%, 11/01/40	874	946
4.500%, 02/01/41	114	123
4.500%, 08/01/41	15	16
4.000%, 10/01/25	331	347
4.000%, 11/01/40	959	1,013
4.000%, 01/01/41	58	62
4.000%, 02/01/41	1,182	1,248
4.000%, 11/01/41	18	19
4.000%, 12/01/41	40	42
4.000%, 01/01/42	51	54
4.000%, 02/01/42	1,202	1,267
4.000%, 07/01/42	1,205	1,267
4.000%, 08/01/42	709	749
4.000%, 07/01/45	1,114	1,172
4.000%, 11/01/45	1,461	1,537
3.500%, 02/01/26	238	248
3.500%, 09/01/26	19	20
3.500%, 11/01/26	263	274
3.500%, 01/01/28	1,296	1,350
3.500%, 11/01/29	946	986
3.500%, 03/01/41	1,461	1,499
3.500%, 01/01/42	30	31
3.500%, 06/01/42	1,247	1,285
3.500%, 08/01/42	2,121	2,185
3.500%, 09/01/42	36	38
3.500%, 10/01/42	1,212	1,250
3.500%, 11/01/42	35	36
3.500%, 06/01/43	1,207	1,244
3.500%, 07/01/43	1,510	1,556
3.500%, 12/01/45	2,564	2,632
3.000%, 06/01/27	814	837
3.000%, 10/01/27	600	617
3.000%, 11/01/29	438	450
3.000%, 11/01/42	1,899	1,899
3.000%, 04/01/43	2,532	2,532
3.000%, 05/01/43	1,129	1,128
3.000%, 06/01/46	1,712	1,705
2.500%, 11/01/27	1,782	1,790

		39,156

Government National Mortgage Association — 2.3%
10.000%, 05/15/19	1	1
9.500%, 03/15/20 (B)	–	–
9.000%, 11/15/19	1	1
9.000%, 05/15/21 (B)	–	–
9.000%, 06/15/21	4	4
9.000%, 08/15/21	5	5
9.000%, 09/15/21	8	8
8.500%, 08/15/27	13	13
8.000%, 09/15/27	6	6
7.500%, 08/15/29 (B)	–	–

See Notes to Financial Statements.

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Government National Mortgage Association — continued
7.500%, 10/15/29	$20	21
7.500%, 12/15/29	1	1
7.000%, 02/15/17	2	2
7.000%, 05/20/24	1	1
7.000%, 10/15/27	20	21
7.000%, 12/15/27	1	2
7.000%, 04/15/28 (B)	–	–
7.000%, 04/15/29	2	2
4.500%, 06/15/41 (B)	–	–
4.500%, 10/20/45	1,136	1,218
4.000%, 09/15/41	1,193	1,269
3.500%, 07/15/42	1,106	1,152
3.500%, 12/20/42	26	27

		3,754

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $47,083)		47,113

U.S. TREASURY OBLIGATIONS — 25.0%
U.S. Treasury Bonds — 4.7%
4.500%, 02/15/36	170	216
3.750%, 08/15/41	3,005	3,401
3.125%, 08/15/44	2,800	2,846
2.500%, 02/15/45	1,315	1,175

		7,638

U.S. Treasury Notes — 20.3%
2.625%, 08/15/20	2,705	2,800
2.500%, 08/15/23	295	301
2.375%, 08/15/24	435	438
2.250%, 11/15/24	470	468
2.125%, 08/15/21	4,240	4,287
2.125%, 05/15/25	385	378
2.000%, 07/31/20	7,630	7,731
2.000%, 02/28/21	2,905	2,932
2.000%, 02/15/23	1,475	1,464
1.750%, 10/31/20	5,415	5,429
1.625%, 07/31/19	240	242
1.625%, 08/15/22	2,995	2,928
1.000%, 06/30/19	3,390	3,364
1.000%, 11/30/19	400	395

		33,157

Total U.S. Treasury Obligations (Cost $42,072)		40,795

	Number of Shares

MONEY MARKET FUND — 0.6%
PNC Government Money Market Fund,
Class I Shares 0.240%† (C)	954,405	$954

Total Money Market Fund (Cost $954)		954

TOTAL INVESTMENTS — 99.6%
(Cost $163,596)*		162,518

Other Assets & Liabilities – 0.4%		652

TOTAL NET ASSETS — 100.0%		$163,170

*	Aggregate cost for Federal income tax purposes is (000) $163,619.

Gross unrealized appreciation (000)	$1,594
Gross unrealized depreciation (000)	(2,695)
Net unrealized depreciation (000)	$(1,101)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2016.
(B)	Par and Value are less than $500.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $6,518 (000) and represents 4.0% of net assets as of November 30, 2016.

See Notes to Financial Statements.

P N C   T o t a l   R e t u r n   A d v a n t a g e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r  3 0 ,   2 0 1 6   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$10,074	$–	$10,074
Corporate Bonds	–	62,834	–	62,834
Money Market Fund	954	–	–	954
Municipal Bond	–	748	–	748
U.S. Government Agency Mortgage-Backed Obligations	–	47,113	–	47,113
U.S. Treasury Obligations	–	40,795	–	40,795

Total Assets - Investments in Securities	$954	$161,564	$–	$162,518

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  U l t r a  S h or t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 23.7%
Automotive — 14.3%
BMW Vehicle Owner Trust,
Series 2016-A, Cl A2A
0.990%, 05/25/19	$4,800	$4,794
Fifth Third Auto Trust,
Series 2014-2, Cl A4
1.380%, 12/15/20	5,285	5,291
Fifth Third Auto Trust,
Series 2014-3, Cl A3
0.960%, 03/15/19	2,625	2,623
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	648	647
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	5,644	5,648
Honda Auto Receivables Owner Trust,
Series 2015-4, Cl A3
1.230%, 09/23/19	4,885	4,880
Honda Auto Receivables Owner Trust,
Series 2016-2, Cl A2
1.130%, 09/17/18	2,680	2,680
Huntington Auto Trust,
Series 2016-1, Cl A2
1.290%, 05/15/19	2,595	2,595
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A4
1.010%, 02/15/19	1,643	1,643
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A3
1.460%, 02/18/20	4,920	4,929
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A2A
0.820%, 06/15/18	1,435	1,434
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, CL A2A
1.110%, 03/15/19	2,185	2,185
Nissan Auto Receivables Owner Trust,
Series 2015-B, Cl A2A
0.830%, 07/16/18	2,067	2,066
Nissan Auto Receivables Owner Trust,
Series 2016-A, Cl A2A
1.060%, 02/15/19	4,466	4,466
Toyota Auto Receivables Owner Trust,
Series 2014-C, Cl A4
1.440%, 04/15/20	4,430	4,438
Toyota Auto Receivables Owner Trust,
Series 2015-C, Cl A2A
0.920%, 02/15/18	680	680
Toyota Auto Receivables Owner Trust,
Series 2016-D, Cl A2A
1.060%, 05/15/19	2,190	2,188
USAA Auto Owner Trust,
Series 2015-1, Cl A3
1.200%, 06/17/19	5,510	5,514
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Cl A3
0.910%, 10/22/18	2,557	2,553

		61,254

	Par (000)	Value (000)
Credit Cards — 8.5%
American Express Credit Account Master Trust,
Series 2014-4, Cl A
1.430%, 06/15/20	$6,150	$6,163
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	4,130	4,133
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A5
1.480%, 07/15/20	6,080	6,095
Chase Issuance Trust,
Series 2015-A2, Cl A2
1.590%, 02/18/20	5,820	5,841
Citibank Credit Card Issuance Trust,
Series 2014-A8, Cl A8
1.730%, 04/09/20	5,500	5,530
Discover Card Execution Note Trust,
Series 2007-A1, Cl A1
5.650%, 03/16/20	3,739	3,868
Synchrony Credit Card Master Note Trust,
Series 2010-2, Cl A
4.470%, 03/15/20	4,888	4,933

		36,563

Equipment — 0.8%
John Deere Owner Trust,
Series 2015-A, Cl A2A
0.870%, 02/15/18	551	551
John Deere Owner Trust,
Series 2016-A, Cl A2
1.150%, 10/15/18	2,875	2,876

		3,427

Utilities — 0.1%
CenterPoint Energy Transition Bond IV LLC,
Series 2012-1, Cl A1
0.901%, 04/15/18	536	536

Total Asset-Backed Securities
(Cost $101,887)		101,780

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Banc of America Mortgage Trust,
Series 2003-A, Cl 1A1
2.747%, 02/25/33 (A)	7	7
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	3	3
Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17	11	11
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	596	606
Fannie Mae, Series 2003-24, Cl BC
5.000%, 04/25/18	86	87
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	554	565
Fannie Mae, Series 2003-120, Cl BY
4.000%, 12/25/18	605	616
Fannie Mae, Series 2008-18, Cl ND
4.000%, 05/25/20	262	265
Fannie Mae, Series 2011-6, Cl BA
2.750%, 06/25/20	1,506	1,521

See Notes to Financial Statements.

P N C   U l t r a   S h o r t   B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)

COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 2677, Cl LE
4.500%, 09/15/18	$758	$777
Freddie Mac, Series 2748, Cl LG
4.500%, 02/15/19	557	570
Freddie Mac, Series 2892, Cl DB
4.500%, 11/15/19	1,292	1,326
Freddie Mac, Series 3825, Cl AB
3.000%, 08/15/20	1,247	1,263
Freddie Mac, Series 3826, Cl MC
1.750%, 07/15/18	499	499
Freddie Mac, Series 3955, Cl YA
1.750%, 03/15/21	4,660	4,677
Freddie Mac, Series 3977, Cl GA
1.500%, 07/15/19	1,055	1,057

Total Collateralized Mortgage Obligations (Cost $13,828)		13,850

COMMERCIAL PAPER — 8.3%
Bank of Tokyo - Mitsubishi UFJ
1.065%, 01/24/17	3,760	3,756
Credit Suisse
1.423%, 04/28/17	4,000	3,979
MetLife
1.056%, 04/24/17	5,000	4,977
Nordea Bank AB
1.237%, 03/08/17	4,500	4,490
Pfizer
0.803%, 01/26/17	3,500	3,497
Sheffield Receivables
1.331%, 03/27/17	3,500	3,488
Shell International Finanace BV
1.017%, 05/10/17	1,885	1,878
Svenska Handelsbanken AB
0.943%, 01/06/17	5,000	4,998
Toyota Motor Credit
1.201%, 07/14/17	4,450	4,419

Total Commercial Paper (Cost $35,464)		35,482

CORPORATE BONDS — 33.2%
Automotive — 1.6%
American Honda Finance
1.500%, 11/19/18	1,980	1,977
American Honda Finance (MTN)
0.950%, 05/05/17	2,465	2,463
Ford Motor Credit LLC
3.000%, 06/12/17	2,500	2,518

		6,958

Cable — 0.5%
Thomson Reuters
1.300%, 02/23/17	2,065	2,066

Consumer Discretionary — 1.0%
Carnival
1.875%, 12/15/17	1,905	1,914
Marriott International
6.375%, 06/15/17	2,377	2,439

		4,353

	Par (000)	Value (000)

Energy — 0.6%
Enterprise Products Operating LLC
6.300%, 09/15/17	$2,300	$2,376

Financials — 17.9%
American Express
7.000%, 03/19/18	750	799
American Express Credit (MTN)
1.800%, 07/31/18	3,100	3,104
Bank of America (GMTN)
2.000%, 01/11/18	4,500	4,509
Bank of Nova Scotia
1.375%, 12/18/17	4,200	4,195
BNP Paribas SA (MTN)
2.400%, 12/12/18	2,990	3,018
Branch Banking & Trust (MTN)
1.220%, 05/23/17 (A)	3,360	3,360
Capital One Bank USA NA
1.200%, 02/13/17	3,000	3,000
Citigroup
1.800%, 02/05/18	4,500	4,499
Cooperatieve Rabobank UA (GMTN)
3.375%, 01/19/17	3,965	3,977
Deutsche Bank AG
6.000%, 09/01/17	3,190	3,267
Goldman Sachs Group
2.375%, 01/22/18	3,310	3,330
Hartford Financial Services Group
5.375%, 03/15/17	1,710	1,728
HSBC USA
1.625%, 01/16/18	4,000	3,996
JPMorgan Chase
1.625%, 05/15/18	4,500	4,491
Morgan Stanley (GMTN)
2.125%, 04/25/18	3,250	3,260
MUFG Americas Holdings
1.625%, 02/09/18	1,704	1,698
Royal Bank of Canada
1.200%, 09/19/17	4,000	4,000
Santander UK PLC
1.375%, 03/13/17	4,350	4,351
Toronto Dominion Bank (MTN)
1.400%, 04/30/18	3,830	3,821
US Bank NA (GMTN)
1.370%, 08/23/17 (A)	4,110	4,116
Wells Fargo (GMTN)
1.500%, 01/16/18	4,525	4,515
Westpac Banking
2.250%, 07/30/18	4,000	4,032

		77,066

Food, Beverage & Tobacco — 0.7%
Anheuser-Busch InBev Finance
1.125%, 01/27/17	3,000	3,000

Healthcare — 2.2%
AbbVie
1.750%, 11/06/17	3,070	3,090
Aetna
1.700%, 06/07/18	2,175	2,175
GlaxoSmithKline Capital PLC
1.500%, 05/08/17	2,460	2,465

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — continued
Teva Pharmaceutical Finance Netherlands III BV
1.400%, 07/20/18	$350	$347
UnitedHealth Group
1.450%, 07/17/17	1,380	1,383

		9,460

Materials — 0.6%
Caterpillar Financial Services (GMTN)
1.500%, 02/23/18	2,705	2,705

Real Estate Investment Trusts — 0.6%
Realty Income
5.375%, 09/15/17	2,290	2,356

Retail — 1.3%
eBay
1.350%, 07/15/17	940	940
McDonald’s (MTN)
5.300%, 03/15/17	2,800	2,834
Walgreens Boots Alliance
1.750%, 11/17/17	1,629	1,634

		5,408

Technology — 0.7%
Amphenol
1.550%, 09/15/17	2,790	2,794

Telecommunications — 2.9%
AT&T
5.500%, 02/01/18	2,850	2,966
Cisco Systems
1.400%, 02/28/18	3,840	3,842
Verizon Communications
1.350%, 06/09/17	3,000	3,005
Vodafone Group
1.625%, 03/20/17	2,700	2,702

		12,515

Utilities — 2.6%
National Rural Utilities Cooperative Finance (MTN)
0.950%, 04/24/17	1,980	1,980
NextEra Energy Capital Holdings
1.586%, 06/01/17	2,082	2,084
1.649%, 09/01/18	1,180	1,178
Southern
1.550%, 07/01/18	850	847
Southern Power
1.850%, 12/01/17	2,400	2,408
Xcel Energy
1.200%, 06/01/17	2,800	2,797

		11,294

Total Corporate Bonds (Cost $142,406)		142,351

U.S. TREASURY OBLIGATIONS — 31.5%
U.S. Treasury Notes — 31.5%
1.500%, 08/31/18	10,770	10,844
1.000%, 12/15/17	12,825	12,837
1.000%, 05/31/18	22,130	22,120
0.875%, 01/31/18	22,185	22,165
0.750%, 10/31/17	23,055	23,034

	Par (000)	Value (000)

0.750%, 12/31/17	$16,995	$16,964
0.750%, 03/31/18	21,925	21,855
0.625%, 09/30/17	5,610	5,601

Total U.S. Treasury Obligations (Cost $135,709)		135,420

	Number of Shares

MONEY MARKET FUND — 0.3%
PNC Government Money Market Fund, Class I Shares 0.240%† (B)	1,403,907	1,404

Total Money Market Fund (Cost $1,404)		1,404

TOTAL INVESTMENTS — 100.2%
(Cost $430,698)*		430,287

Other Assets & Liabilities – (0.2)%		(753)

TOTAL NET ASSETS — 100.0%		$429,534

*	Aggregate cost for Federal income tax purposes is (000) $430,706.

Gross unrealized appreciation (000)	$147
Gross unrealized depreciation (000)	(566)

Net unrealized depreciation (000)	$(419)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2016.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

P N C   U l t r a   S h o r t   B o n d   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r   3 0,  2 0 1 6   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$101,780	$–	$101,780
Collateralized Mortgage Obligations	–	13,850	–	13,850
Commercial Paper	–	35,482	–	35,482
Corporate Bonds	–	142,351	–	142,351
Money Market Fund	1,404	–	–	1,404
U.S. Treasury Obligations	–	135,420	–	135,420

Total Assets - Investments in Securities	$1,404	$428,883	$–	$430,287

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.7%
Alaska — 4.8%
Alaska Housing Finance Corporation, State Capital Project (RB) Series C
5.000%, 06/01/29	$1,165	$1,328
Alaska International Airports System (RB) Series A
5.000%, 10/01/30	1,190	1,323
Municipality of Anchorage, Electric Utility (RB) Series A
4.000%, 12/01/20	1,000	1,083

		3,734

Arizona — 4.1%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/17	1,000	1,023
Arizona Transportation Board (RB) 2016 Series
5.000%, 07/01/20	1,950	2,168

		3,191

California — 2.9%
California Public Works Board, Various Capital Project (RB) Series A
5.000%, 04/01/23	1,000	1,137
California State (GO)
5.000%, 09/01/27	1,000	1,123

		2,260

Connecticut — 2.9%
Connecticut State Health & Educational Facility Authority, Quinnipiac University (RB) Series L
5.000%, 07/01/30	2,000	2,230

Florida — 13.0%
Broward County, Florida Port Facilities (RB) Series A (AGM)
5.000%, 09/01/24	1,000	1,112
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/21	1,400	1,569
5.000%, 06/01/22	1,500	1,691
Miami-Dade County, Florida Aviation (RB) Series A
5.000%, 10/01/28	1,000	1,140
University of North Florida Financing Corporation, Housing Project, Prerefunded 11/01/17 @100 (RB) (NATL-RE)
5.000%, 11/01/17	1,720	1,782
Volusia County Educational Facility Authority (RB)
5.000%, 06/01/26	1,500	1,715
Volusia County Educational Facility Authority (RB) Series B
5.000%, 10/15/29	1,000	1,117

		10,126

Georgia — 2.2%
Atlanta Department of Aviation (RB) Series A
5.000%, 01/01/24	1,500	1,749

	Par (000)	Value (000)
Illinois — 5.7%
Chicago Midway International Airport (RB) Series B
5.000%, 01/01/23	$2,500	$2,865
Illinois State (GO)
5.250%, 07/01/28	1,535	1,569

		4,434

Indiana — 9.6%
Ball State University, Housing and Dining System (RB)
5.000%, 07/01/26	1,250	1,433
Ball State University, Student Fee (RB) Series P
5.000%, 07/01/26	1,000	1,107
Indiana Finance Authority, Beacon Health Systems Obligated Group (RB) Series A
5.000%, 08/15/25	2,000	2,277
Purdue University Student Fee (RB) Series CC
5.000%, 07/01/25	1,245	1,474
5.000%, 07/01/32	1,000	1,153

		7,444

Kansas — 1.7%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,315

Kentucky — 0.6%
Berea Educational Facilities, Berea College Project (RB) Series A (VRDN)
0.590%, 06/01/32	500	500

Louisiana — 5.4%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Prerefunded 05/15/21 @ 100 (RB)
5.250%, 05/15/21	2,655	3,019
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/25	1,000	1,148

		4,167

Massachusetts — 9.0%
Commonwealth of Massachusetts (GO) Series B (AGM)
5.250%, 08/01/28	1,000	1,232
Massachusetts Development Finance Agency, Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,135
Massachusetts Housing Finance Agency (RB) Series 171
4.000%, 12/01/44	1,565	1,638
Massachusetts Water Resources Authority (RB) Series B (AGM)
5.250%, 08/01/23	1,125	1,337
Massachusetts Water Resources Authority (RB) Series J (AGM)
5.500%, 08/01/21	1,455	1,684

		7,026

Michigan — 3.2%
Michigan Finance Authority, Unemployment Obligation Assessment (RB) Series B
5.000%, 07/01/20	2,000	2,175

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Michigan — continued
Michigan State Hospital Finance Authority, Sparrow Health Obligated Group (RB)
5.000%, 11/15/18	$290	$301

		2,476

Mississippi — 1.3%
Mississippi Business Finance, Chevron USA Project (RB) Series C (VRDN)
0.520%, 12/01/30	1,000	1,000

Missouri — 4.0%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB) Series A
5.000%, 06/01/26	1,705	1,882
5.000%, 06/01/27	1,145	1,262

		3,144

New Jersey — 1.4%
South Jersey Transportation Authority LLC (RB) Series A
5.000%, 11/01/29	1,000	1,064

New York — 2.8%
New York Local Government Assistance Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	2,000	2,153

North Carolina — 3.0%
North Carolina Eastern Municipal Power Agency, Prerefunded 07/01/22 @ 100 (RB) Series A
5.000%, 07/01/22	2,000	2,298

Ohio — 3.0%
Ohio State Higher Education (GO) Series C
5.000%, 08/01/20	1,000	1,114
Ohio State University (RB) Series D
5.000%, 12/01/29	1,000	1,210

		2,324

Oklahoma — 1.4%
Oklahoma Housing Finance Agency (RB) Series A (GNMA)
5.000%, 09/01/27	1,000	1,112

Pennsylvania — 7.5%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,112
Monroeville Finance Authority (RB)
5.000%, 02/15/26	850	991
5.000%, 02/15/27	1,275	1,499
Philadelphia Authority for Industrial Development, Temple University (RB) Second Series of 2016
5.000%, 04/01/31	1,000	1,116
Philadelphia Gas Works (RB) Thirteenth Series
5.000%, 08/01/22	1,000	1,115

		5,833

	Par (000)	Value (000)
Texas — 6.1%
Brownsville Utilities System (RB) Series A
5.000%, 09/01/25	$2,220	$2,522
Dallas-Fort Worth International Airport (RB) Series G
5.000%, 11/01/26	1,125	1,245
Lower Neches Valley Authority Industrial Development Corporation, Exxon Mobil Project (RB) Series 2012 (VRDN)
0.500%, 05/01/46	1,000	1,000

		4,767

Guam — 2.1%
Guam (RB) Series A
5.000%, 01/01/25	1,500	1,629

Total Municipal Bonds
(Cost $75,051)		75,976

TOTAL INVESTMENTS — 97.7%
(Cost $75,051)*		75,976

Other Assets & Liabilities – 2.3%		1,815

TOTAL NET ASSETS — 100.0%		$77,791

*	Aggregate cost for Federal income tax purposes is (000) $75,052.

Gross unrealized appreciation (000)	$1,751
Gross unrealized depreciation (000)	(827)
Net unrealized appreciation (000)	$ 924

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$75,976	$–	$75,976

Total Assets - Investments in Securities	$–	$75,976	$–	$75,976

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  M a r y l a n d  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 95.6%
Maryland — 89.3%
Annapolis, Public Improvement (GO)
5.000%, 08/01/23	$775	$876
Anne Arundel County Consolidated General Improvement (GO)
5.000%, 04/01/31	1,000	1,148
Baltimore County Consolidated Public Improvement (GO) Series B
5.000%, 08/01/29	1,500	1,743
Baltimore, Wastewater Projects (RB) Series A (NATL-RE)
5.000%, 07/01/22	875	951
Baltimore, Water Project (RB) Series B
5.000%, 07/01/28	1,010	1,160
Cecil County Consolidated Public Improvement (GO)
4.000%, 02/01/30	1,000	1,061
Frederick County, Public Facilities (GO) Series A
5.000%, 08/01/28	1,000	1,193
Frederick County, Urbana Community Development Authority (STRB) Series A
5.000%, 07/01/24	2,020	2,221
Howard County (GO) Series B
5.000%, 08/15/22	1,500	1,704
Maryland Community Development Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	20	20
5.125%, 06/01/17	10	10
Maryland Economic Development Corporation, Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,644
Maryland Health & Higher Educational Facilities Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,300
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System (RB)
5.000%, 05/15/26	1,500	1,655
5.000%, 07/01/27	2,200	2,444
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	850	869
Maryland Health & Higher Educational Facilities Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	3,000	3,398
Maryland Health & Higher Educational Facilities Authority, Peninsula Medical Center (RB)
5.000%, 07/01/30	1,000	1,114
Maryland Stadium Authority (RB)
5.000%, 06/15/21	1,280	1,437
Maryland Stadium Authority, Baltimore City Public Schools (RB)
5.000%, 05/01/32	1,000	1,145
Maryland Water Quality Financing Administration, Prerefunded 03/01/18 @ 100 (RB) Series A
5.000%, 03/01/18	1,175	1,231
Montgomery County (GO) Series A
5.000%, 11/01/29	1,000	1,166
Montgomery County Revenue Authority, Department of Liquor Control (RB) Series A
5.000%, 04/01/21	1,075	1,205

	Par (000)	Value (000)

Prince George’s County Consolidated Public Improvement (GO) Series B
5.000%, 07/15/20	$900	$922
5.000%, 07/15/23	1,550	1,588
Prince George’s County Industrial Development Authority, Upper Marlboro Justice Center Project (RB) Series A (NATL-RE)
5.000%, 06/30/19	710	712
University System of Maryland (RB) Series A
5.000%, 04/01/28	1,000	1,181
Washington Suburban Sanitary Commission Consolidated Public Improvement (GO)
5.000%, 06/01/27	1,000	1,199
Worcester County Consolidated Public Improvement (GO)
5.000%, 03/01/22	1,500	1,717

		38,014

Guam — 6.3%
Guam (RB) Series A
5.000%, 01/01/27	2,500	2,695

Total Municipal Bonds
(Cost $40,593)		40,709

TOTAL INVESTMENTS — 95.6%
(Cost $40,593)*		40,709

Other Assets & Liabilities – 4.4%		1,857

TOTAL NET ASSETS — 100.0%		$42,566

*	Aggregate cost for Federal income tax purposes is (000) $40,591.

Gross unrealized appreciation (000)	$769
Gross unrealized depreciation (000)	(651)
Net unrealized appreciation (000)	$118

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$40,709	$–	$40,709

Total Assets - Investments in Securities	$–	$40,709	$–	$40,709

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C  O h i o  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.5%
Ohio — 94.9%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B
5.000%, 09/01/21	$1,680	$1,850
American Municipal Power, AMP Fremont Energy Center Project (RB) Series B
5.000%, 02/15/25	1,500	1,680
American Municipal Power, Hydroelectric Projects (RB) Series C
5.000%, 02/15/22	2,000	2,206
Columbus, Prerefunded 07/01/21 @ 100 (GO) Series A
5.000%, 07/01/27	1,500	1,698
Cuyahoga County, Prerefunded 12/01/19 @ 100 (GO) Series A
5.000%, 12/01/19	1,000	1,100
Dublin City School District (GO)
5.000%, 12/01/21	1,145	1,305
Franklin County Hospital Facilities, OhioHealth Corporation (RB)
5.000%, 05/15/28	1,150	1,313
Hamilton County Hospital Facilities, UC Health (RB)
5.000%, 02/01/28	830	921
5.000%, 02/01/29	850	936
Kent State University (RB)
5.000%, 05/01/30	1,000	1,150
Lucas County, ProMedica Healthcare Obligated Group (RB) Series D
5.000%, 11/15/21	1,005	1,145
Northeast Ohio Regional Sewer District (RB)
5.000%, 11/15/29	500	573
5.000%, 11/15/30	450	512
Ohio Housing Finance Agency (RB) Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	2,095	2,280
Ohio State Higher Educational Facility Commission, University of Dayton (RB) Series A
5.000%, 12/01/24	525	602
5.000%, 12/01/26	725	823
5.000%, 12/01/27	160	180
Ohio State Highway Capital Improvements (GO) Series Q
5.000%, 05/01/23	1,000	1,155
5.000%, 05/01/24	2,025	2,335
Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series B
5.000%, 01/01/23	2,000	2,132
Ohio State Public Facilities Commission, Coal Development (GO) Series M
5.000%, 02/01/24	1,310	1,530
Ohio State University (RB) Series A
5.000%, 12/01/29	1,100	1,265
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	101

	Par (000)	Value (000)

Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.250%, 12/01/23	$1,000	$1,189
5.000%, 12/01/20	2,015	2,248
Ohio State Water Development Authority, Water Pollution Control Project (RB)
5.000%, 06/01/23	1,265	1,473
Ohio State Water Development Authority, Water Pollution Control Project (RB) Series B
5.000%, 06/01/30	1,000	1,174
Summit County (GO)
4.000%, 12/01/28	1,000	1,075
Toledo Water System (RB)
5.000%, 11/15/31	1,000	1,124
Westlake City School District (GO)
5.000%, 12/01/27	1,395	1,623

		38,698

Guam — 3.6%
Guam (RB) Series A
5.000%, 01/01/26	1,350	1,463

Total Municipal Bonds
(Cost $39,433)		40,161

TOTAL INVESTMENTS — 98.5%
(Cost $39,433)*		40,161
Other Assets & Liabilities – 1.5%		613
TOTAL NET ASSETS — 100.0%		$40,774

*	Aggregate cost for Federal income tax purposes is (000) $39,434.

Gross unrealized appreciation (000)	$1,218
Gross unrealized depreciation (000)	(491)

Net unrealized appreciation (000)	$727

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$40,161	$–	$40,161

Total Assets - Investments in Securities	$–	$40,161	$–	$40,161

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C   T a x   E x e m p t   L i m i t e d   M a t u r i t y   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)

MUNICIPAL BONDS — 98.1%
Alaska — 3.3%
Alaska Housing Finance Corporation, State Capital Project II (RB) Series A
5.000%, 12/01/22	$1,010	$1,158
Alaska International Airports System (RB) Series A (DD)
5.000%, 10/01/24	1,250	1,435
Municipality of Anchorage, Electric Utility (RB) Series A
5.000%, 12/01/22	1,550	1,792

		4,385

Arizona — 3.2%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,835
Arizona Transportation Board, Maricopa County Regional Area (RB)
5.000%, 07/01/19	2,250	2,449

		4,284

California — 4.7%
California Public Works Board, Various Capital Projects (RB) Series A
5.000%, 04/01/18	1,000	1,048
5.000%, 04/01/20	1,000	1,100
California State (GO)
5.000%, 11/01/18	2,000	2,140
California State, Economic Recovery, Prerefunded 07/01/19 @ 100 (GO) Series A
5.000%, 07/01/19	1,825	1,990

		6,278

Florida — 9.7%
Broward County, Florida Port Facilities (RB) Series A (AGM)
5.000%, 09/01/24	1,730	1,925
Central Florida Expressway Authority (BAN) (RB)
1.625%, 01/01/19	1,925	1,916
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/19	1,000	1,082
5.000%, 06/01/21	1,500	1,681
5.000%, 06/01/22	1,500	1,691
Palm Beach County Health Facilities Authority (RB)
4.000%, 12/01/19	1,000	1,046
Tampa Bay Water Regional Water Supply Authority Utility System (RB) Series B (ETM)
5.000%, 10/01/18	945	1,008
5.000%, 10/01/18	930	991
Volusia County Educational Facility Authority (RB)
5.000%, 06/01/24	1,345	1,552

		12,892

Illinois — 8.5%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/22	1,000	1,133

	Par (000)	Value (000)

Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/23	$1,000	$1,138
Illinois (GO)
5.000%, 07/01/22	750	784
Illinois (GO) Series A
4.000%, 01/01/17	860	861
4.000%, 01/01/21	2,000	2,004
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,666
Illinois Finance Authority, The Art Institute of Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,073
Metropolitan Water Reclamation District of Greater Chicago (GO) Series B
5.000%, 12/01/18	1,430	1,528
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,051

		11,238

Indiana — 5.4%
Ball State University, Housing and Dining System (RB)
5.000%, 07/01/21	725	817
5.000%, 07/01/22	500	572
Indiana Finance Authority, Beacon Health Systems Obligated Group (RB) Series SE
5.000%, 08/15/20	1,000	1,110
5.000%, 08/15/21	1,000	1,127
Indiana Municipal Power Agency, Power Supply System (RB) Series C
5.000%, 01/01/24	1,000	1,162
Purdue University, Student Fee (RB) Series CC
5.000%, 07/01/24	2,000	2,350

		7,138

Iowa — 0.9%
Ames, Mary Greeley Medical Center (RB)
5.000%, 06/15/23	1,040	1,190

Kansas — 1.7%
Kansas State Department of Transportation (RB) Series B
5.000%, 09/01/19	1,000	1,094
Wyandatte County, Kansas City Unified Government Utility System (RB) Series A
5.000%, 09/01/24	1,000	1,151

		2,245

Kentucky — 4.3%
Berea Educational Facilities, Berea College Project (RB) Series A (VRDN)
0.590%, 06/01/32	1,600	1,600
Kentucky Bond Development Corporation, St. Elizabeth Medical Center (RB)
5.000%, 05/01/24	2,640	3,062
Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project (BAN) (RB) Series A
5.000%, 07/01/17	1,000	1,018

		5,680

See Notes to Financial Statements.

	Par (000)	Value (000)

MUNICIPAL BONDS — continued
Louisiana — 2.5%
Louisiana Public Facilities Authority, Ochsner Clinic (RB)
5.000%, 05/15/22	$1,705	$1,728
Louisiana Public Facilities Authority, Ochsner Clinic, Prerefunded 05/15/17 @ 100 (RB)
5.000%, 05/15/17	640	652
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/24	790	902

		3,282

Maryland — 2.1%
Maryland Economic Development Corporation, Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,644
Maryland State (GO) Series A
5.000%, 03/01/22	1,000	1,126

		2,770

Massachusetts — 0.7%
Massachusetts Housing Finance Agency (RB) Series 172
4.000%, 06/01/45	855	895

Michigan — 2.0%
Michigan Finance Authority, Unemployment Obligation Assessment (RB) Series B
5.000%, 07/01/20	1,000	1,088
Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group (RB) Series F-3 (VRDN)
1.400%, 06/29/18	1,500	1,504

		2,592

Mississippi — 1.0%
Mississippi Business Finance, Chevron USA Project (RB) Series C (VRDN)
0.520%, 12/01/30	1,250	1,250

Missouri — 4.2%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB) Series A
5.000%, 06/01/20	1,000	1,100
5.000%, 06/01/22	1,570	1,773
Missouri Highway & Transportation Commission (RB) Series A
5.000%, 05/01/22	2,360	2,721

		5,594

New Jersey — 1.2%
New Jersey Economic Development Authority (RB)
5.000%, 06/15/18	1,500	1,560

New York — 4.3%
Long Island Power Authority (RB) Series A (ETM)
5.000%, 04/01/19	1,385	1,493

	Par (000)	Value (000)

New York State Thruway Authority (RB) Series A
5.000%, 05/01/19	$3,000	$3,236
Tobacco Settlement Financing Corporation (RB) Series B
5.000%, 06/01/22	1,000	1,019

		5,748

North Carolina — 3.7%
Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care System (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.500%, 01/15/38	1,500	1,500
Forsyth County (GO) Series B
5.000%, 04/01/19	1,000	1,082
North Carolina Medical Care Commission, North Carolina Baptist Hospital (RB)
5.000%, 06/01/20	2,115	2,332

		4,914

Ohio — 1.6%
Franklin County, OhioHealth Corporation (RB) Series B (VRDN)
5.000%, 07/12/17	1,500	1,534
Hamilton County Hospital Facilities UC Health (RB)
5.000%, 02/01/23	500	567

		2,101

Pennsylvania — 8.9%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,036
5.000%, 09/01/19	610	652
Commonwealth of Pennsylvania (GO) Third Series A
5.000%, 07/15/18	1,695	1,793
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,087
Hospitals & Higher Education Facilities Authority of Philadelphia, Children’s Hospital Project (RB) Series A (SBPA - Wells Fargo Bank) (VRDN)
0.530%, 02/15/21	1,230	1,230
Pennsylvania Economic Development Financing Authority (RB) Series B
5.000%, 07/01/22	765	772
Pennsylvania Higher Educational Facilities Authority, University of Sciences in Philadelphia (RB) Series A
5.000%, 11/01/23	1,500	1,705
Pennsylvania Housing Finance Agency (RB) Series 105B
4.250%, 04/01/24	500	514
Pennsylvania Turnpike Commission (RB) Series E
5.000%, 12/01/24	1,000	1,132
Philadelphia Gas Works, Fourteenth Series (RB)
5.000%, 10/01/21	1,700	1,880

		11,801

See Notes to Financial Statements.

P N C   T a x   E x e m p t   L i m i t e d   M a t u r i t y   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 6   ( U n a u d i t e d )

	Par (000)	Value (000)

MUNICIPAL BONDS — continued
Tennessee — 0.6%
Tennessee Housing Development Agency, Residential Finance Program (RB) Series 2C
4.000%, 01/01/45	$795	$825

Texas — 11.2%
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/22	1,500	1,735
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/18	2,500	2,611
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-1 (VRDN)
0.550%, 12/01/24##	2,000	2,000
Houston Texas Hotel Occupancy (RB) Series B
5.000%, 09/01/21	140	140
Katy Independent School District, School Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,244
Lewisville Independent School District (GO) Series A (PSF-GTD)
5.000%, 08/15/21	2,000	2,270
Lower Neches Valley Authority Industrial Development Corporation, Exxon Mobil Project (RB) Series 2012 (VRDN)
0.500%, 05/01/46	1,000	1,000
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,586
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,246

		14,832

Utah — 3.5%
Murray, IHC Health Services (RB) Series C (VRDN)
0.530%, 05/15/36	1,000	1,000
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,089
Utah State (GO) Series A
4.000%, 07/01/17	2,485	2,529

		4,618

Virginia — 0.8%
York County Economic Development Authority, Virginia Electric and Power Company Project (RB) Series A (VRDN)
1.875%, 05/16/19	1,050	1,051

Washington — 6.3%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	1,985	2,102
Port of Seattle (RB) Series B
5.000%, 03/01/21	2,200	2,458
Seattle Washington Municipal Light & Power Improvement (RB) Series C
5.000%, 10/01/23	1,500	1,748

	Par (000)	Value (000)

Washington (GO) Series 2011-A
5.000%, 01/01/18	$2,000	$2,084

		8,392

Guam — 1.8%
Guam (RB) Series C
5.000%, 11/15/18	2,265	2,408

Total Municipal Bonds (Cost $130,862)		129,963

TOTAL INVESTMENTS — 98.1%
(Cost $130,862)*		129,963

Other Assets & Liabilities – 1.9%		2,498

TOTAL NET ASSETS — 100.0%		$132,461

*	Aggregate cost for Federal income tax purposes is (000) $130,862.

Gross unrealized appreciation (000)	$699
Gross unrealized depreciation (000)	(1,598)

Net unrealized depreciation (000)	$(899)

##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Municipal Bonds	$–	$129,963	$–	$129,963

Total Assets - Investments in Securities	$–	$129,963	$–	$129,963

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

P N C   F i x e d   I n c o m e   F u n d s

S T A T E M E N T S   O F  A S S E T S   A N D   L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r   3 0,   2 0 1 6   ( U n a u d i t e d )

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
ASSETS
Investments in non-affiliates at value	$60,546	$50,129	$8,488	$227,319
Investments in affiliates at value	527	814	633	2,064
Short-term investment in non-affiliates held as collateral for loaned securities at value	–	–	–	363
Short-term investment in affiliates purchased with collateral from securities loaned at value	–	–	–	1,203

Total Investments at value(1)(2)	61,073	50,943	9,121	230,949

Cash	27	–	–	–
Receivable for investments sold	16	1	742	2,006
Receivable for shares of beneficial interest issued	44	18	–	263
Interest receivable	307	150	142	1,196
Receivable from Adviser	–	–	3	–
Prepaid expenses	23	24	14	25
Other assets	33	18	3	63

Total Assets	61,523	51,154	10,025	234,502

LIABILITIES
Payable for collateral received for loaned securities	–	–	–	1,566
Payable for shares of beneficial interest redeemed	67	19	1	386
Payable for investment securities purchased	254	–	–	2,305
Dividends payable
Class I	55	58	14	125
Class A	2	11	1	2
Investment advisory fees payable	10	10	–	76
12b-1 fees payable
Class A	1	2	–	1
Shareholder servicing fees payable
Class A	1	2	–	1
Administration fees payable	5	4	3	12
Custodian fees payable	2	2	–	2
Transfer agent fees payable	9	9	4	9
Trustees’ deferred compensation payable	33	18	3	63
Trustees’ fees payable	6	5	4	12
Other liabilities	35	37	16	58

Total Liabilities	480	177	46	4,618

TOTAL NET ASSETS	$61,043	$50,977	$9,979	$229,884

Investments in non-affiliates at cost	$60,688	$49,829	$8,351	$229,199
Investments in affiliates at cost	527	814	633	2,064
Short-term investment in non-affiliates held as collateral for loaned securities at cost	–	–	–	363
Short-term investment in affiliates purchased with collateral from securities loaned at cost	–	–	–	1,203

(1) Total Investments at cost	$61,215	$50,643	$8,984	$232,829

(2) Includes securities on loan with a value of	$–	$–	$–	$1,512

See Notes to Financial Statements.

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$60,487	$51,329	$11,951	$231,547
Undistributed (Distributions in Excess of) Net Investment Income	(80)	(140)	–	(115)
Accumulated Net Realized Gain (Loss) on Investments	778	(512)	(2,109)	332
Net Unrealized Appreciation/Depreciation on Investments	(142)	300	137	(1,880)

Total Net Assets	$61,043	$50,977	$9,979	$229,884

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$57,964,626	$41,541,409	$9,544,786	$225,784,988

Class I shares outstanding	5,676,560	4,608,777	1,260,784	20,857,801

Net Asset Value, Offering and Redemption Price Per Share	$10.21	$9.01	$7.57	$10.82

Net assets applicable to Class A	$2,854,556	$8,776,524	$433,797	$3,615,215

Class A shares outstanding	278,801	974,193	57,219	333,818

Net Asset Value and Redemption Price Per Share	$10.24	$9.01	$7.58	$10.83

Maximum Offering Price Per Share(3)	$10.72	$9.43	$7.94	$11.34

Maximum Sales Charge Per Share	4.50%	4.50%	4.50%	4.50%

Net assets applicable to Class C	$223,346	$659,080	N/A	$483,910

Class C shares outstanding	21,880	73,220	N/A	44,521

Net Asset Value and Offering Price Per Share(4)	$10.21	$9.00	N/A	$10.87

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  Fu n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r   3 0 ,  2 0 1 6   ( U n a u d i t e d )

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
ASSETS
Investments in non-affiliates at value	$313,369	$161,564	$428,883
Investments in affiliates at value	2,572	954	1,404

Total Investments at value(1)	315,941	162,518	430,287

Cash	460	314	1,770
Receivable for investments sold	6,059	12	3,335
Receivable for shares of beneficial interest issued	385	324	2,182
Interest receivable	1,054	1,093	1,266
Prepaid expenses	31	26	37
Other assets	53	44	66

Total Assets	323,983	164,331	438,943

LIABILITIES
Payable for shares of beneficial interest redeemed	491	773	5,663
Payable for investment securities purchased	6,338	–	3,362
Dividends payable
Class I	82	204	138
Class A	6	4	3
Class C	–	1	–
Investment advisory fees payable 12b-1 fees payable	89	43	71
Class A	1	2	–
Class C	–	1	–
Shareholder servicing fees payable Class A	1	3	–
Administration fees payable	16	9	21
Custodian fees payable	2	2	3
Transfer agent fees payable	11	10	7
Trustees’ deferred compensation payable	53	44	66
Trustees’ fees payable	12	8	14
Other liabilities	71	57	61

Total Liabilities	7,173	1,161	9,409

TOTAL NET ASSETS	$316,810	$163,170	$429,534

Investments in non-affiliates at cost	$314,647	$162,642	$429,294
Investments in affiliates at cost	2,572	954	1,404

(1) Total Investments at cost	$317,219	$163,596	$430,698

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$317,853	$168,344	$435,592
Undistributed (Distributions in Excess of) Net Investment Income	(149)	(133)	(78)
Accumulated Net Realized Gain (Loss) on Investments	384	(3,963)	(5,569)
Net Unrealized Appreciation/Depreciation on Investments	(1,278)	(1,078)	(411)

Total Net Assets	$316,810	$163,170	$429,534

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$314,307,238	$147,710,049	$428,212,189

Class I shares outstanding	31,052,774	13,930,737	43,129,257

Net Asset Value, Offering and Redemption Price Per Share	$10.12	$10.60	$9.93

Net assets applicable to Class A	$2,010,866	$14,547,562	$1,322,262

Class A shares outstanding	198,009	1,371,220	133,027

Net Asset Value and Redemption Price Per Share	$10.16	$10.61	$9.94

Maximum Offering Price Per Share(2)	$10.37	$11.11	$10.04

Maximum Sales Charge Per Share	2.00%	4.50%	1.00%

Net assets applicable to Class C	$491,671	$912,359	N/A

Class C shares outstanding	48,434	85,833	N/A

Net Asset Value and Offering Price Per Share(3)	$10.15	$10.63	N/A

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b er  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund
ASSETS
Investments in non-affiliates at value	$75,976	$40,709	$40,161	$129,963

Total Investments at value(1)	75,976	40,709	40,161	129,963

Cash	908	1,386	168	1,226
Receivable for shares of beneficial interest issued	–	101	–	1,447
Interest receivable	1,078	591	552	1,672
Prepaid expenses	23	8	7	13
Other assets	18	9	13	21

Total Assets	78,003	42,804	40,901	134,342

LIABILITIES
Payable for shares of beneficial interest redeemed	5	116	–	197
Payable for investment securities purchased	–	–	–	1,446
Dividends payable
Class I	129	76	62	135
Class A	2	–	2	–
Investment advisory fees payable	18	8	14	39
12b-1 fees payable
Class A	1	–	1	–
Shareholder servicing fees payable
Class A	1	–	1	–
Administration fees payable	5	4	3	7
Custodian fees payable	1	–	–	1
Transfer agent fees payable	6	5	6	4
Trustees’ deferred compensation payable	18	9	13	21
Trustees’ fees payable	6	5	5	7
Other liabilities	20	15	20	24

Total Liabilities	212	238	127	1,881

TOTAL NET ASSETS	$77,791	$42,566	$40,774	$132,461

Investments in non-affiliates at cost	$75,051	$40,593	$39,433	$130,862

(1) Total Investments at cost	$75,051	$40,593	$39,433	$130,862

See Notes to Financial Statements.

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$76,163	$41,813	$39,315	$133,369
Undistributed (Distributions in Excess of) Net Investment Income	146	(3)	(68)	(20)
Accumulated Net Realized Gain (Loss) on Investments	557	640	799	11
Net Unrealized Appreciation/Depreciation on Investments	925	116	728	(899)

Total Net Assets	$77,791	$42,566	$40,774	$132,461

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$74,728,931	$42,341,911	$36,237,965	$132,247,207

Class I shares outstanding	7,977,779	3,932,103	3,441,464	12,954,094

Net Asset Value, Offering and Redemption Price Per Share	$9.37	$10.77	$10.53	$10.21

Net assets applicable to Class A	$2,794,335	$202,154	$3,892,740	$213,456

Class A shares outstanding	299,415	18,788	370,796	20,893

Net Asset Value and Redemption Price Per Share	$9.33	$10.76	$10.50	$10.22

Maximum Offering Price Per Share(2)	$9.62	$11.09	$10.82	$10.54

Maximum Sales Charge Per Share	3.00%	3.00%	3.00%	3.00%

Net assets applicable to Class C	$268,014	$21,790	$642,981	N/A

Class C shares outstanding	29,016	2,025	61,402	N/A

Net Asset Value and Offering Price Per Share(3)	$9.24	$10.76	$10.47	N/A

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
Investment Income:
Interest from unaffiliated investments	$938	$687	$338	$2,773
Dividends from unaffiliated investments	–	–	1	–
Dividends from affiliated investments(1)	1	1	1	3
Security lending income (net of fees)(2)	–	–	–	7
Total Investment Income	939	688	340	2,783
Expenses:
Investment advisory fees	151	106	31	553
Administration fees	21	15	6	71
12b-1 fees:
Class A	–	1	–	–
Class C	1	3	–	1
Shareholder servicing fees:
Class A	3	11	3	5
Class C	–	1	–	1
Transfer agent fees	21	22	11	22
Custodian fees	3	5	1	4
Professional fees	22	20	18	35
Pricing service fees	12	13	3	11
Printing and shareholder reports	3	4	2	6
Registration and filing fees	18	19	13	20
Trustees’ fees	7	6	4	15
Miscellaneous	4	4	1	10
Total Expenses	266	230	93	754
Less:
Waiver of investment advisory fees(1)	(61)	(41)	(31)	(2)
Advisor expense reimbursement(1)	– *	– *	(12)	(2)
Net Expenses	205	189	50	750
Net Investment Income (Loss)	734	499	290	2,033
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	1,396	(4)	155	2,045
Net change in unrealized appreciation/depreciation on investments	(2,364)	(1,047)	220	(4,992)
Net Gain (Loss) on Investments	(968)	(1,051)	375	(2,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(234)	$(552)	$665	$(914)

*	Amount represents less than $500.
(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
Investment Income:
Interest from unaffiliated investments	$1,894	$2,418	$2,119
Dividends from affiliated investments(1)	3	2	9
Security lending income (net of fees)(2)	–	2	–
Total Investment Income	1,897	2,422	2,128
Expenses:
Investment advisory fees	493	353	403
Administration fees	72	46	103
12b-1 fees:
Class A	1	2	–
Class C	2	4	–
Shareholder servicing fees:
Class A	5	17	2
Class C	1	1	–
Transfer agent fees	25	32	15
Custodian fees	5	5	6
Professional fees	34	28	40
Pricing service fees	9	17	7
Printing and shareholder reports	6	10	5
Registration and filing fees	21	21	20
Trustees’ fees	15	11	19
Miscellaneous	16	8	20
Total Expenses	705	555	640
Less:
Waiver of investment advisory fees(1)	(2)	(64)	(7)
Advisor expense reimbursement(1)	(6)	– *	(2)

Net Expenses	697	491	631
Net Investment Income (Loss)	1,200	1,931	1,497
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	357	1,361	137
Net change in unrealized appreciation/depreciation on investments	(1,816)	(3,665)	(630)
Net Gain (Loss) on Investments	(1,459)	(2,304)	(493)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(259)	$(373)	$1,004

*	Amount represents less than $500.
(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund
Investment Income:
Interest	$1,168	$624	$602	$1,295
Total Investment Income	1,168	624	602	1,295
Expenses:
Investment advisory fees	166	92	87	266
Administration fees	22	13	13	35
12b-1 fees:
Class A	–	–	1	–
Class C	1	–	2	–
Shareholder servicing fees:
Class A	3	–	5	–
Class C	–	–	1	–
Transfer agent fees	17	16	17	11
Commitment fees	2	1	1	2
Custodian fees	2	1	1	2
Professional fees	22	19	19	25
Pricing service fees	4	3	3	7
Printing and shareholder reports	4	2	2	4
Registration and filing fees	19	5	6	12
Trustees’ fees	7	6	5	9
Miscellaneous	3	2	3	5
Total Expenses	272	160	166	378
Less:
Waiver of investment advisory fees(1)	(46)	(37)	–	(23)
Advisor expense reimbursement(1)	–	–	(1)	–
Net Expenses	226	123	165	355
Net Investment Income (Loss)	942	501	437	940
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	274	207	65	98
Net change in unrealized appreciation/depreciation on investments	(3,796)	(1,963)	(1,811)	(3,293)
Net Gain (Loss) on Investments	(3,522)	(1,756)	(1,746)	(3,195)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,580)	$(1,255)	$(1,309)	$(2,255)

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

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P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

			Government		High Yield
	Bond Fund		Mortgage Fund		Bond Fund
	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016

Investment Activities:
Net investment income (loss)	$734	$2,016	$499	$996	$290	$874
Net realized gain (loss) on investments sold	1,396	97	(4)	64	155	(2,232)
Net change in unrealized appreciation/depreciation on investments	(2,364)	(332)	(1,047)	(258)	220	583
Net increase (decrease) in net assets resulting from operations	(234)	1,781	(552)	802	665	(775)
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(756)	(2,132)	(520)	(1,102)	(247)	(832)
Class A	(28)	(56)	(98)	(211)	(43)	(42)
Class C	(1)	(3)	(5)	(14)	–	–
Distributions from net realized gains:
Class I	–	(977)	–	–	–	(137)
Class A	–	(37)	–	–	–	(5)
Class C	–	(3)	–	–	–	–
Total dividends and distributions	(785)	(3,208)	(623)	(1,327)	(290)	(1,016)
Share Transactions:
Proceeds from shares issued:
Class I	3,418	18,357	4,399	4,551	243	1,289
Class A	6	29	88	144	61	2,034
Class C	2	22	1	18	–	–
Reinvestment of dividends and distributions:
Class I	421	2,137	183	411	151	581
Class A	20	67	32	73	28	30
Class C	1	4	3	8	–	–
Total proceeds from shares issued and reinvested	3,868	20,616	4,706	5,205	483	3,934
Value of shares redeemed:
Class I	(28,008)	(81,441)	(4,705)	(12,250)	(2,259)	(8,132)
Class A	(93)	(335)	(383)	(774)	(2,099)	(314)
Class C	(30)	(32)	(74)	(456)	–	–
Total value of shares redeemed	(28,131)	(81,808)	(5,162)	(13,480)	(4,358)	(8,446)
Increase (decrease) in net assets from share transactions	(24,263)	(61,192)	(456)	(8,275)	(3,875)	(4,512)
Total increase (decrease) in net assets	(25,282)	(62,619)	(1,631)	(8,800)	(3,500)	(6,303)
Net Assets:
Beginning of period	86,325	148,944	52,608	61,408	13,479	19,782
End of period*	$61,043	$86,325	$50,977	$52,608	$9,979	$13,479

*Including undistributed (distributions in excess of) net investment income	$(80)	$(29)	$(140)	$(16)	$–	$–

See Notes to Financial Statements.

Intermediate		Limited		Total Return		Ultra Short
Bond Fund		Maturity Bond Fund		Advantage Fund		Bond Fund
For the		For the		For the		For the
Six-Month	For the	Six-Month	For the	Six-Month	For the	Six-Month	For the
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
November 30,	May 31,	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
2016	2016	2016	2016	2016	2016	2016	2016

$2,033	$4,629	$1,200	$1,993	$1,931	$4,344	$1,497	$1,539
2,045	(1,373)	357	510	1,361	(2,688)	137	107

(4,992)	(10)	(1,816)	(530)	(3,665)	523	(630)	195

(914)	3,246	(259)	1,973	(373)	2,179	1,004	1,841

(2,057)	(4,621)	(1,263)	(2,191)	(1,938)	(4,521)	(1,536)	(1,834)
(24)	(50)	(15)	(26)	(141)	(175)	(3)	(3)
(1)	(2)	–	–	(7)	(16)	–	–
–	(990)	–	–	–	–	–	–
–	(13)	–	–	–	–	–	–
–	(1)	–	–	–	–	–	–
(2,082)	(5,677)	(1,278)	(2,217)	(2,086)	(4,712)	(1,539)	(1,837)

7,214	19,461	100,722	89,110	2,407	10,765	173,828	217,862
54	302	90	2,242	4,360	8,829	104	3
129	130	2	31	23	283	–	–
1,064	3,063	836	1,483	638	1,565	828	900
19	53	13	23	116	138	3	2
1	3	–	–	2	3	–	–

8,481	23,012	101,663	92,889	7,546	21,583	174,763	218,767

(70,350)	(60,798)	(72,489)	(124,926)	(21,836)	(32,383)	(120,810)	(251,405)
(292)	(600)	(4,244)	(1,837)	(1,428)	(1,273)	(69)	(272)
(60)	(128)	(33)	(156)	(91)	(358)	–	–
(70,702)	(61,526)	(76,766)	(126,919)	(23,355)	(34,014)	(120,879)	(251,677)

(62,221)	(38,514)	24,897	(34,030)	(15,809)	(12,431)	53,884	(32,910)
(65,217)	(40,945)	23,360	(34,274)	(18,268)	(14,964)	53,349	(32,906)

295,101	336,046	293,450	327,724	181,438	196,402	376,185	409,091
$229,884	$295,101	$316,810	$293,450	$163,170	$181,438	$429,534	$376,185

$(115)	$(66)	$(149)	$(71)	$(133)	$22	$(78)	$(36)

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

					Ohio Intermediate
	Intermediate Tax Exempt		Maryland Tax Exempt		Tax Exempt
	Bond Fund		Bond Fund		Bond Fund
	For the		For the		For the
	Six-Month	For the	Six-Month	For the	Six-Month	For the
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
	2016	2016	2016	2016	2016	2016

Investment Activities:
Net investment income (loss)	$942	$2,026	$501	$1,199	$437	$1,028
Net realized gain (loss) on investments sold	274	482	207	612	65	734
Net change in unrealized appreciation/depreciation on investments	(3,796)	1,441	(1,963)	204	(1,811)	227
Net increase (decrease) in net assets resulting from operations	(2,580)	3,949	(1,255)	2,015	(1,309)	1,989
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(910)	(1,955)	(499)	(1,194)	(397)	(937)
Class A	(30)	(66)	(2)	(5)	(37)	(85)
Class C	(2)	(5)	–	–	(3)	(6)
Distributions from net realized gains:
Class I	–	(238)	–	(118)	–	(481)
Class A	–	(9)	–	(1)	–	(49)
Class C	–	(1)	–	–	–	(6)
Total dividends and distributions	(942)	(2,274)	(501)	(1,318)	(437)	(1,564)
Share Transactions:
Proceeds from shares issued:
Class I	5,349	10,988	1,156	2,036	191	1,984
Class A	16	201	20	–	1	61
Class C	11	38	–	1	213	–
Reinvestment of dividends and distributions:
Class I	67	146	17	60	20	91
Class A	17	45	1	3	29	113
Class C	1	4	–	–	3	9
Total proceeds from shares issued and reinvested	5,461	11,422	1,194	2,100	457	2,258
Value of shares redeemed:
Class I	(6,603)	(9,066)	(3,451)	(6,759)	(2,286)	(7,072)
Class A	(26)	(214)	(22)	(100)	(158)	(543)
Class C	(45)	(127)	–	(35)	(10)	(4)
Total value of shares redeemed	(6,674)	(9,407)	(3,473)	(6,894)	(2,454)	(7,619)
Increase (decrease) in net assets from share transactions	(1,213)	2,015	(2,279)	(4,794)	(1,997)	(5,361)
Total increase (decrease) in net assets	(4,735)	3,690	(4,035)	(4,097)	(3,743)	(4,936)
Net Assets:
Beginning of period	82,526	78,836	46,601	50,698	44,517	49,453
End of period*	$77,791	$82,526	$42,566	$46,601	$40,774	$44,517

*Including undistributed (distributions in excess of) net investment income	$146	$146	$(3)	$(3)	$(68)	$(68)

See Notes to Financial Statements.

	Tax Exempt
	Limited Maturity
	Bond Fund
	For the
	Six-Month	For the
	Period Ended	Year Ended
	November 30,	May 31,
	2016	2016

Investment Activities:
Net investment income (loss)	$ 940	$1,964
Net realized gain (loss) on investments sold	98	194
Net change in unrealized appreciation/depreciation on investments	(3,293)	772
Net increase (decrease) in net assets resulting from operations	(2,255)	2,930
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(939)	(1,961)
Class A	(1)	(3)
Total dividends and distributions	(940)	(1,964)
Proceeds from shares issued:
Class I	17,781	37,506
Class A	–	15
Reinvestment of dividends:
Class I	78	170
Class A	1	3
Total proceeds from shares issued and reinvested	17,860	37,694
Value of shares redeemed:
Class I	(14,189)	(39,955)
Class A	(31)	(222)
Total value of shares redeemed	(14,220)	(40,177)
Increase (decrease) in net assets from share transactions	3,640	(2,483)
Total increase (decrease) in net assets	445	(1,517)
Net Assets:
Beginning of period	132,016	133,533
End of period*	$132,461	$132,016

*Including undistributed (distributions in excess of) net investment income	$(20)	$(20)

See Notes to Financial Statements.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of November 30, 2016, the Trust offered for sale shares of 31 Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are generally subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds, as defined below, Class I Shares, Class R Shares, Class R4 Shares and Class R5 Shares are sold without a sales charge; Equity, Fixed Income and Tax Exempt Bond Funds’ Class A Shares are sold subject to a front-end sales charge; Balanced Allocation and Target Date Funds’ Class T Shares are sold subject to a front-end sales charge; and Equity, Fixed Income and Tax Exempt Bond Funds’ Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

Effective October 31, 2016, PNC Mid Cap Fund was liquidated pursuant to a plan approved by the Board of Trustees on August 23, 2016.

As of November 30, 2016, the Trust offered five categories of Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund and PNC Treasury Money Market Fund.

The financial statements presented herein are those of the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The funds typically value equity securities, exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”), and other equity securities listed on a securities exchange or quoted on a national market system based on the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, or the exchange on which they are traded, when market quotations are readily available for such a security. The Funds’ value their portfolio securities for purposes of calculating their net asset values (“NAV”) using procedures approved by the Funds’ Board of Trustees (the “Board”). Those procedures allow for a variety of methodologies to be used to value a Fund’s securities. The specific methodologies used for a particular security may vary based on the market data available for a specific security at the time a Fund calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. Accordingly, the methodologies summarized below are not an exhaustive list of the methodologies a Fund may use to value a security and they may not represent the means by which a Fund’s investments are valued on any particular day. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued based on evaluations provided by an independent pricing service (“Service”) approved by the Board. A number of Services are available and the Funds may use various Services or discontinue the use of any Service. When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security at the official close of trading on the day of valuation. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s NAV is not calculated. In such cases, the NAV of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective NAV as determined by those funds each business day.

Forward currency contracts are valued based upon closing forward foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the day of valuation.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of trading) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indexes, American Depositary Receipts, futures or ETFs.

Fixed Income Securities – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. Certain foreign equity securities are fair value adjusted through a Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2016 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the respective Fund is notified. Certain countries may impose taxes on the Funds with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses that are common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses that are common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

With respect to the Fixed Income and Tax Exempt Bond Funds, dividends from net investment income are declared daily and paid monthly. Dividends from net investment income, if any, for Retirement Income, Balanced Allocation, Large Cap Core, Large Cap Value and S&P 500 Index Funds are declared and paid quarterly. Dividends from net investment income, if any, for Target 2020, Target 2030, Target 2040, Target 2050, International Equity, International Growth, Large Cap Growth, Mid Cap Index, Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value, Small Cap and Small Cap Index Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds may invest may include actively managed ETFs as well as ETFs that generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its NAV per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment.

ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share NAV of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. The Target Date Funds primarily utilize pooled investment vehicles that hold Inflation-Indexed Securities in order to maintain exposure to TIPS.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price or Rule 144A warrants. When doing so, the Fund purchases the certificates from an issuer, who may or may not hold shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the value of the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which may be designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at November 30, 2016 is included in the respective Fund’s Schedule of Investments. As of November 30, 2016, there were no open forward currency contracts. The change in the unrealized gain or loss on open forward currency contracts and the gain or loss recognized upon the close of forward currency contracts for the six-month period ended November 30, 2016 are included in the respective Fund’s Statement of Operations.

Futures Contracts

Certain Funds may invest in futures contracts on among other things, stocks, stock indexes, financial instruments (such as a U.S. government security or other fixed income security), interest rates, currencies, or inflation indexes and in options on futures contracts. A futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a financial instrument or money at a specified time and price. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract and are included in the respective Fund’s Statement of Assets and Liabilities. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at November 30, 2016 is included in the respective Fund’s Schedule of Investments. The change in the unrealized gain or loss on open futures contracts and the gain or loss recognized upon the close of futures contracts for the six-month period ended November 30, 2016 are included in the respective Fund’s Statement of Operations.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures may be used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts open as of November 30, 2016 are included in the respective Fund’s Schedule of Investments.

Derivative Holdings Categorized by Risk Exposure

The following information is intended to enable financial statement users to understand how derivatives are accounted for and how derivative instruments affect a Fund’s financial position and results of operations. The derivative instruments listed in the following tables were not designated in qualifying hedge accounting relationships.

Location on the Statement of Assets and Liabilities

Derivative Type	Asset Derivative Value	Liability Derivative Value
Equity contracts	Variation margin receivable from broker for open futures contracts*	Variation margin payable to broker for open futures contracts*

Foreign exchange contracts	Net unrealized appreciation on forward currency contracts	Net unrealized depreciation on forward currency contracts

*The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation/depreciation for open futures contracts. The balance presented below is the cumulative change in unrealized appreciation/depreciation from the date the contract was opened until November 30, 2016 and is included in the Net Assets of the Fund.

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 11/30/16 (000)
Asset Derivative Value
International Equity Fund
Futures Contracts	$25	$–	$25

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Location on the Statement of Operations
Derivative Type
Equity contracts	Net realized gain (loss) on futures

Net change in unrealized appreciation/depreciation on futures
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions

Net change in unrealized appreciation/depreciation on foreign currency translation

		Foreign	Total Value
	Equity	Exchange	at
	Contracts	Contracts	11/30/16
	(000)	(000)	(000)
Realized Gain (Loss) on Derivatives Recognized in Income

Balanced Allocation Fund
Futures Contracts	$ (2)	$ –	$ (2)
Forward Currency Contracts	–	13	13
	$ (2)	$ 13	$ 11
International Equity Fund
Futures Contracts	$ 99	$ –	$ 99
Forward Currency Contracts	–	104	104
	$ 99	$ 104	$ 203
Large Cap Growth Fund
Futures Contracts	$ 44	$ –	$ 44
S&P 500 Index Fund
Futures Contracts	$ 46	$ –	$ 46

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Balanced Allocation Fund
Forward Currency Contracts	$ –	$ (2)	$ (2)
International Equity Fund
Futures Contracts	$(49)	$ –	$ (49)
Forward Currency Contracts	–	(95)	(95)
	$(49)	$ (95)	$(144)
Large Cap Growth Fund
Futures Contracts	$(44)	$ –	$ (44)
S&P 500 Index Fund
Futures Contracts	$(44)	$ –	$ (44)
During the six-month period ended November 30, 2016, the futures and forwards transactions executed by the Equity Funds are shown in the following table.

	Notional Cost	Notional Cost	Notional Cost	Notional Cost
	of Contracts	of Contracts	of Contracts	of Contracts
	May 31, 2016	Opened	Closed	November 30, 2016
	(000)	(000)	(000)	(000)

Balanced Allocation Fund
Forward Currency Contracts	$ 1,114	$ –	$ (1,114)	$ –
Futures Contracts	–	233	(233)	–
International Equity Fund
Forward Currency Contracts	56,539	–	(56,539)	–
Futures Contracts	2,776	26,037	(24,802)	4,011
Large Cap Growth Fund
Futures Contracts	1,003	–	(1,003)	–
S&P 500 Index Fund

	Notional Cost	Notional Cost	Notional Cost	Notional Cost
	of Contracts	of Contracts	of Contracts	of Contracts
	May 31, 2016	Opened	Closed	November 30, 2016
	(000)	(000)	(000)	(000)
Futures Contracts	1,003	–	(1,003)	–

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association (“ISDA”) Agreements and a Securities Loan Agreement, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Offsetting of Financial and Derivative Assets and Liabilities

The following tables show the financial and derivative instruments of each Fund that are subject to Master Agreements (or similar arrangements) and the collateral received and pledged in connection with the netting arrangements at November 30, 2016.

Offsetting of Financial and Derivative Assets

		Gross Amounts	Gross Amounts	Net Amounts
		Presented in the	Netted in the	Presented in the
		Statement of	Statement of	Statement of
	Form of	Assets	Assets	Assets		Cash
	Master	and	and	and	Financial	Collateral	Net
	Agreement	Liabilities	Liabilities	Liabilities	Instruments	Received(1)	Amount
Description		(000)	(000)	(000)	(000)	(000)	(000)
International Equity Fund
Securities Lending(2)	Securities Loan Agreement	$31,931	$–	$31,931	$–	$(31,931)	$–
Multi-Factor Small Cap Core Fund
Securities Lending(2)	Securities Loan Agreement	$2,982	$–	$2,982	$–	$(2,982)	$–
Multi-Factor Small Cap Growth Fund
Securities Lending(2)	Securities Loan Agreement	$3,110	$–	$3,110	$–	$(3,110)	$–
Multi-Factor Small Cap Value Fund
Securities Lending(2)	Securities Loan Agreement	$1,985	$–	$1,985	$–	$(1,985)	$–
S&P 500 Index Fund
Securities Lending(2)	Securities Loan Agreement	$83	$–	$83	$–	$(83)	$–
Small Cap Fund
Securities Lending(2)	Securities Loan Agreement	$33,572	$–	$33,572	$–	$(33,572)	$–
Intermediate Bond Fund
Securities Lending(2)	Securities Loan Agreement	$1,512	$–	$1,512	$–	$(1,512)	$–

(1)	Collateral received from the individual counterparty in excess of the value of securities loaned is not shown for financial reporting purposes.

(2)	Reflects the market value of securities on loan as presented on the Schedule of Investments. Short-term investments purchased with collateral from securities lending and the related liability to repay the collateral is reported on the Statement of Assets and Liabilities.

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3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory and Sub-Advisory Fees

Fees paid by the Trust pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets.

Target Date Funds

The Adviser and the Target Date Funds have entered into an investment advisory agreement pursuant to which each Fund will pay the Adviser a fee equal to the annual rate of 0.40% of that Fund’s average daily net assets that are not invested in (1) other registered investment companies, (2) pooled investment vehicles that charge a fee for advisory services, and (3) exchange-traded notes the contractual returns of which are calculated by reference to the performance of a broad-based securities market index (collectively referred to as “Investment Companies”). The Adviser has contractually agreed to waive its management fee and reimburse or pay certain operating expenses for each Fund to the extent the Fund’s other expenses exceed 0.10%, 0.35% and 0.60% for Class I, Class R and Class T Shares, respectively, on an annualized basis, excluding certain expenses such as extraordinary expenses, administrative fees payable to the Adviser, taxes, portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense, dividend expenses related to short sales and the operating expenses of each Fund’s underlying investments). This expense limitation agreement will apply until September 28, 2017, at which time the Fund’s Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

The following table lists the contractual advisory fees and expense reimbursements that were in effect during the six-month period ended November 30, 2016 for the Target Date Funds.

	Advisory Fees as a Percentage of Average Net Assets
		Expense
	Annual Rate*	Reimbursement
Retirement Income Fund	0.00%	3.29%
Target 2020 Fund	0.00%	1.54%
Target 2030 Fund	0.00%	1.25%
Target 2040 Fund	0.00%	3.62%
Target 2050 Fund	0.00%	9.94%

*	During the six-month period ended November 30, 2016, the Target Date Funds were solely invested in Investment Companies.

Equity Funds

The following tables list the contractual advisory fees and fee waivers that were in effect during the six-month period ended November 30, 2016 for the Equity Funds.

	Advisory Fees as a Percentage of Average Net Assets
	Annual Rate	Effective Annual Rate	Fee Waiver*	Net Effective Annual Rate	Expense Reimbursement*
Balanced Allocation Fund	0.75%	0.75%	0.38%	0.37%	N/A

International Equity Fund	0.90%	0.90%	0.08%	0.82%	N/A

International Growth Fund	0.80%	0.80%	0.80%	0.00%	2.86%

Mid Cap Index Fund	0.15%	0.15%	0.15%	0.00%	2.25%

Multi-Factor Small Cap Core Fund	0.90%	0.90%	0.27%	0.63%	N/A

Multi-Factor Small Cap Growth Fund	0.90%	0.90%	0.44%	0.46%	N/A

Multi-Factor Small Cap Value Fund	0.90%	0.90%	0.76%	0.14%	N/A

Small Cap Fund	0.90%	0.90%	0.09%	0.81%	N/A

Small Cap Index Fund	0.15%	0.15%	0.15%	0.00%	2.69%

	Advisory Fees as a Percentage of Average Net Assets
		Annual Rate
						Net
				Effective		Effective
	First	Next	$1.5 Billion	Annual	Fee	Annual	Expense
	$1 Billion	$500 Million	and Over	Rate	Waiver*	Rate	Reimbursement*
Large Cap Core Fund	0.75%	0.70%	0.65%	0.75%	0.45%	0.30%	N/A
Large Cap Growth Fund	0.75%	0.70%	0.65%	0.75%	0.20%	0.55%	N/A
Large Cap Value Fund	0.75%	0.70%	0.65%	0.75%	0.15%	0.60%	N/A

Advisory Fees as a Percentage of Average Net Assets
Annual Rate
Net
				Effective		Effective
	First	Next	$150 Million	Annual	Fee	Annual	Expense
	$50 Million	$100 Million	and Over	Rate	Waiver*	Rate	Reimbursement*
S&P 500 Index Fund	0.15%	0.10%	0.075%	0.11%	0.11%	0.00%	0.02%

*	These waivers and reimbursements, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which will apply until September 28, 2017, except that it may be terminated by the Board at any time. Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser pursuant to the expense limitation agreements. For additional detail, see “Expense Recoupment,” below.

Polaris Capital Management, LLC (“Polaris”), an independent registered investment adviser, serves as sub-adviser to a portion of the managed assets of International Equity Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of International Equity Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of the assets managed between $125 million and $200 million and 0.50% of assets managed in excess of $200 million.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements may be voluntary or contractual. The Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total annual fund operating expenses of Class I, Class A, Class C, Class R4, Class R5 and Class T Shares of certain Funds do not exceed the percentage of average daily net assets as set forth below:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A		Class C	Class R4	Class R5	Class T
Balanced Allocation Fund	0.95%	1.24%		1.95%	N/A	N/A	1.45%
International Equity Fund	0.98%	1.28%		1.98%	N/A	N/A	N/A
International Growth Fund	0.85%	1.11%		N/A	N/A	N/A	N/A
Large Cap Core Fund	0.90%	1.20	%*	1.90%	N/A	N/A	N/A
Large Cap Growth Fund	0.90%	1.20%		1.90%	N/A	N/A	N/A
Large Cap Value Fund	0.90%	1.20%		1.90%	N/A	N/A	N/A
Mid Cap Index Fund	0.25%	N/A		N/A	0.40%	0.30%	N/A
Multi-Factor Small Cap Core Fund	0.85%	`1.15%		1.85%**	N/A	N/A	N/A
Multi-Factor Small Cap Growth Fund	0.85%	1.15%		1.85%	N/A	N/A	N/A
Multi-Factor Small Cap Value Fund	0.85%	1.15%		1.85%	N/A	N/A	N/A
S&P 500 Index Fund	0.20%	0.45%		1.20%	0.35%	0.25%	N/A
Small Cap Fund	0.99%	1.24	%***	1.99%	N/A	N/A	N/A
Small Cap Index Fund	0.25%	N/A		N/A	0.40%	0.30%	N/A
*	The Board approved an increase in total annual fund operating expenses to 1.20% for the Class A Shares of the Large Cap Core Fund effective September 28, 2016. Prior to the increase, total annual fund operating expenses were capped at 1.18%.
**	Class C Shares of the Multi-Factor Small Cap Core Fund were initially offered from September 30, 2005 to June 4, 2012, after which C Shares were terminated. The Fund recommenced offering Class C Shares of the Fund on October 1, 2016. The Board approved a total annual fund operating expense cap of 1.85% for Class C Shares effective September 28, 2016.
***	Effective July 5, 2016, total annual fund operating expenses of the Class A Shares of the Small Cap Fund were voluntarily reduced to 1.24%. The Board approved the reduction in total annual fund operating expenses on September 28, 2016. Prior to the decrease, total annual fund operating expenses were capped at 1.29%.

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The expense limitation agreement for the Funds listed in the table above will apply until at least September 28, 2017, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

Fixed Income and Tax Exempt Bond Funds

The following table lists the contractual advisory fees and fee waivers that were in effect during the six-month period ended November 30, 2016 for the Fixed Income and Tax Exempt Bond Funds.

	Advisory Fees as a Percentage of Average Net Assets
			Net
			Effective
		Fee	Annual	Expense
	Annual Rate	Waiver*	Rate	Reimbursement*
Bond Fund	0.40%	0.16%	0.24%	N/A
Government Mortgage Fund	0.40%	0.15%	0.25%	N/A
High Yield Bond Fund	0.50%	0.50%	0.00%	0.19%
Intermediate Bond Fund	0.40%	N/A	0.40%	N/A
Limited Maturity Bond Fund	0.35%	N/A	0.35%	N/A
Total Return Advantage Fund	0.40%	0.07%	0.33%	N/A
Ultra Short Bond Fund	0.20%	N/A	0.20%	N/A
Intermediate Tax Exempt Bond	0.40%	0.11%	0.29%	N/A
Maryland Tax Exempt Bond	0.40%	0.16%	0.24%	N/A
Ohio Intermediate Tax Exempt Bond	0.40%	N/A	0.40%	N/A
Tax Exempt Limited Maturity Bond	0.40%	0.03%	0.37%	N/A

*	These waivers and reimbursements, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which will remain in effect through September 28, 2017, except that it may be terminated by the Board at any time. Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser pursuant to the expense limitation agreements. For additional detail, see “Expense Recoupment,” below.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. The Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total annual fund operating expenses of Class I, Class A and Class C Shares of certain Funds do not exceed the percentage of average daily net assets as set forth on the following table:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C
Bond Fund	0.53%	0.81%	1.53%
Government Mortgage Fund	0.65%	0.93%	1.65%
High Yield Bond Fund	0.75%	1.01%	N/A
Total Return Advantage Fund	0.53%	0.81%	1.53%
Intermediate Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Maryland Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Tax Exempt Limited Maturity Bond Fund	0.53%	0.81%	N/A

The expense limitation agreement for the Funds listed in the table above will apply until at least September 28, 2017, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

During the six-month period ended November 30, 2016, the Adviser reimbursed PNC Bond Fund, PNC Government Mortgage Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund, PNC Total Return Advantage Bond Fund and PNC Ultra Short Bond in the total amount of $12,650 for amounts that the Funds had paid for shareholder administrative services. The reimbursement is reflected as “Advisor Expense Reimbursement” in each Fund’s Statement of Operations.

Expense Recoupment

Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser (“recoupment payments”) pursuant to the expense limitation agreements, provided that the amount of such recoupment payments in any year, together with all other expenses of the Fund or Class, in the aggregate, would not cause the Class’ total annual operating expenses to exceed the amounts set forth in the tables above and provided further that no additional payments by the Fund will be made with respect to amounts paid, waived or reimbursed by the Adviser more than three years after the end of the fiscal year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts that are paid, waived or reimbursed by the Adviser. Recoupment payments are limited to amounts so that after recoupment the total annual fund operating expenses are no more than the lesser of the expense cap in place at the time of the waiver or recoupment. Amounts received pursuant to voluntary waivers of fees and expense reimbursement arrangements by or with the Adviser are not subject to recoupment.

The following amounts are available for possible recoupment by the Adviser through the expiration dates shown:

	Recoupment Available
	(000)
	2017	2018	2019	Total
Retirement Income Fund	$158	$138	$130	$426
Target 2020 Fund	100	112	149	361
Target 2030 Fund	111	118	154	383
Target 2040 Fund	101	109	136	346
Target 2050 Fund	114	117	126	357
Balanced Allocation Fund	97	101	224	422
International Equity Fund	697	652	572	1,921
International Growth Fund	-	-	45	45
Large Cap Core Fund	61	75	101	237
Large Cap Growth Fund	84	49	155	288
Large Cap Value Fund	29	24	116	169
Mid Cap Index Fund	35	89	109	233
Multi-Factor Small Cap Core Fund	135	205	467	807
Multi-Factor Small Cap Growth Fund	259	226	389	874
Multi-Factor Small Cap Value Fund	107	142	209	458
S&P 500 Index Fund	103	220	210	533
Small Cap Fund	993	851	866	2,710
Small Cap Index Fund	53	126	169	348
Bond Fund	-	-	84	84
Government Mortgage Fund	-	-	59	59
High Yield Bond Fund	23	48	74	145
Total Return Advantage Fund	-	-	83	83
Intermediate Tax Exempt Bond Fund	53	65	92	210
Maryland Tax Exempt Bond Fund	26	42	68	136
Tax Exempt Limited Maturity Bond Fund	20	30	41	91

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class C and Class R Shares of the Equity, Fixed Income and Tax Exempt Bond Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class C and Class R Shares in consideration for payment of a fee of up to 0.25% on an annual basis, based on each Class’ average daily net assets.

The Trust maintains a Services Plan with respect to the Class R4 and Class R5 Shares of the Mid Cap Index Fund, S&P 500 Index Fund and Small Cap Index Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class R4 and Class R5 Shares in consideration for payment of a fee of up to 0.15% and 0.05%, respectively, on an annual basis, based on each Class’ average daily net assets.

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Trustees’ Fees

For his or her service as a Trustee of the Trust and PNC Advantage Funds (“Advantage”), another registered investment company overseen by the Trustees and for which the Adviser serves as investment adviser, each Trustee, effective January 1, 2017, receives an annual fee of $85,000 plus $7,750 for each Board meeting attended in person, and such amount, up to a maximum of $3,750, as may be determined for each special Board meeting attended, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. Each Trustee also receives $800 for each Audit Committee meeting attended. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. Prior to January 1, 2017, each Trustee received an annual fee of $79,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each special Board meeting attended, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board received an additional fee of $25,000 per year and the Chairman of the Audit Committee received an additional fee of $10,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the PNC Funds and PNC Advantage Funds based on a number of factors, including their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. Prior to October 1, 2016, BNY Mellon and the Adviser served as Co-Administrators to PNC Funds in exchange for fees at the annual rate of 0.05% based on average daily net assets of PNC Funds, excluding the average daily net assets of the Target Date Funds. Effective October 1, 2016, the new fee schedule in the Board-approved Amended and Restated Co-Administration and Accounting Services Fee Letter was implemented whereby BNY Mellon and the Adviser are entitled to an annual fee paid by each Fund, excluding the average daily net assets of the Target Date Funds, based solely on its net assets as follows: 0.05% of the Fund’s average aggregate net assets up to $1 billion, 0.03% of the Fund’s average aggregate net assets between $1 billion and $10 billion, and 0.01% of the Fund’s average aggregate net assets in excess of $10 billion. For their services as Co-Administrators to the Funds during the six-month period ended November 30, 2016, approximately 0.0177% was allocated to BNY Mellon and 0.0320% was allocated to the Advisor in aggregate.

For the Target Date Funds, the Adviser receives fees at an annual rate of 0.01% based on the average daily net assets of the Target Date Funds and BNY Mellon receives a base fee of $25,000 from each Target Date Fund.

BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Affiliated Investments

The Target Date Funds seek to achieve their investment objectives by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include PNC Funds (the “Underlying Funds”). The Target Date Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments made by each Target Date Fund within each of its principal investment strategies may represent a significant portion of an Underlying Fund’s net assets. At November 30, 2016, no investments by a Target Date Fund represented a significant portion of the net assets of any of the Underlying Funds.

The common stock of PNC Group, an affiliate of the Adviser to the Trust, is included in the S&P 500® Index. Also included in the S&P 500® Index is BlackRock, Inc., a company in which PNC Group owns a minority interest. Like the other stocks in the S&P 500® Index, S&P 500 Index Fund may invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index. iShares securities may be deemed to be affiliated investments through the Adviser’s affiliation with BlackRock, Inc.

For the purposes of these financial statements, dividends received from such investments are reported as “Dividends from affiliated investments” in the Statements of Operations. Gains and/or losses from the sale of affiliated investments are reported as “Net realized gain (loss) on affiliated investments sold” on the Statements of Operations.

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds, Advantage, a separate investment company affiliated with PNC Funds (“PNC Affiliated Money Market Funds”), or BlackRock Funds and other investment companies that could be deemed to be affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a Fund with respect to a Fund’s short-term reserves swept into any PNC Affiliated Money Market Funds. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in PNC Affiliated Money Market Funds, and the waiver may be terminated at any time without prior notice.

For the purposes of these financial statements, dividends received from such investments are reported as “Dividends from affiliated investments” in the Statements of Operations.

The total value at May 31, 2016 and November 30, 2016, and the purchases, sales proceeds, distributions and realized gain (loss) on affiliated holdings for the six-month period ended November 30, 2016 are shown in the following table.

	Value of Affiliated Investments at 05/31/16 (000)	Value of Affiliated Investments at 11/30/16 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Retirement Income Fund
iShares Select Dividend ETF	$56	$57	$–	$1	$1		$–	*
iShares MSCI EAFE Small-Cap ETF	8	7	–	–	–	*	–
PNC Government Money Market Fund	515	458	165	222	–	*	–
PNC International Equity Fund	189	190	3	–	–		–
PNC Large Cap Growth Fund	221	227	2	–	–		–
PNC Large Cap Value Fund	224	233	2	–	2		–
PNC Multi-Factor Small Cap Core Fund	60	67	–	2	–		–	*
PNC S&P 500 Index Fund	113	118	1	2	1		–	*
PNC Small Cap Fund	59	65	–	–	–		–
PNC Bond Fund	819	834	34	–	9		–
PNC High Yield Bond Fund	95	98	2	2	2		–	*
PNC Limited Maturity Bond Fund	808	858	54	–	4		–
	$3,167	$3,212	$263	$229	$19		–	*

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	Value of Affiliated Investments at 05/31/16 (000)	Value of Affiliated Investments at 11/30/16 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Target 2020 Fund
iShares Select Dividend ETF	$146	$143	$–	$10	$2		$1
iShares MSCI EAFE Small-Cap ETF	25	24	–	–	–	*	–
PNC Government Money Market Fund	648	504	658	802	1		–
PNC International Equity Fund	625	603	–	19	–		(1)
PNC Large Cap Growth Fund	648	638	–	24	–		1
PNC Large Cap Value Fund	658	662	5	24	5		1
PNC Multi-Factor Small Cap Core Fund	168	178	–	14	–		–	*
PNC S&P 500 Index Fund	333	331	3	21	3		1
PNC Small Cap Fund	167	174	–	9	–		–	*
PNC Bond Fund	1,852	1,765	19	67	19		–	*
PNC High Yield Bond Fund	257	249	6	21	6		(2)
PNC Limited Maturity Bond Fund	1,084	1,069	11	22	5		–	*
	$6,611	$6,340	$702	$1,033	$41		$1
Target 2030 Fund
iShares Select Dividend ETF	$224	$271	$35	$–	$4		$–
iShares MSCI EAFE Small-Cap ETF	68	76	10	–	1		–
PNC Government Money Market Fund	457	515	1,440	1,382	–	*	–
PNC International Equity Fund	1,077	1,218	145	5	–		–	*
PNC Large Cap Growth Fund	1,047	1,267	197	–	–		–
PNC Large Cap Value Fund	1,064	1,306	199	–	8		–
PNC Multi-Factor Small Cap Core Fund	271	342	27	–	–		–
PNC S&P 500 Index Fund	538	645	78	–	6		–
PNC Small Cap Fund	269	342	42	–	–		–
PNC Bond Fund	1,640	1,878	285	–	19		–
PNC High Yield Bond Fund	258	288	28	5	7		(1)
PNC Limited Maturity Bond Fund	220	260	41	–	1		–
	$7,133	$8,408	$2,527	$1,392	$46		$(1)
Target 2040 Fund
iShares Select Dividend ETF	$106	$115	$6	$3	$2		$–	*
iShares MSCI EAFE Small-Cap ETF	42	44	6	2	1		–	*
PNC Government Money Market Fund	173	124	557	606	–	*	–
PNC International Equity Fund	483	525	70	28	–		(1)
PNC Large Cap Growth Fund	478	528	51	10	–		–	*
PNC Large Cap Value Fund	485	534	43	12	4		–	*
PNC Multi-Factor Small Cap Core Fund	125	133	4	16	–		1
PNC S&P 500 Index Fund	246	265	15	9	2		–	*
PNC Small Cap Fund	124	134	8	11	–		–	*
PNC Bond Fund	322	354	47	7	4		–	*
PNC High Yield Bond Fund	54	56	3	2	1		–	*
	$2,638	$2,812	$810	$706	$14		–	*
Target 2050 Fund
iShares Select Dividend ETF	$42	$47	$6	$2	$1		–	*
iShares MSCI EAFE Small-Cap ETF	15	19	5	1	–	*	–	*
PNC Government Money Market Fund	43	41	267	269	–	*	–
PNC International Equity Fund	188	217	44	14	–		(1)
PNC Large Cap Growth Fund	188	215	35	12	–		–	*
PNC Large Cap Value Fund	188	217	32	10	1		–	*
PNC Multi-Factor Small Cap Core Fund	49	55	6	7	–		–	*
PNC S&P 500 Index Fund	94	107	14	6	1		–	*
PNC Small Cap Fund	50	56	9	8	–		–	*
PNC Bond Fund	69	81	19	5	1		–	*
PNC High Yield Bond Fund	11	13	1	–	–	*	–
	$937	$1,068	$438	$334	$4		$(1)

	Value of Affiliated Investments at 05/31/16 (000)	Value of Affiliated Investments at 11/30/16 (000)	Purchases (000)	Sales Proceeds (000)	Income Distributions from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Balanced Allocation Fund
iShares MSCI EAFE Growth ETF	$–	$771	$3,005	$2,238	$–		$4
iShares MSCI EAFE Value ETF	4,592	2,127	301	2,811	101		(1,202)
iShares MSCI Emerging Markets ETF	1,408	710	–	807	11		(136)
iShares TIPS Bond ETF	616	312	–	301	8		8
PNC Government Money Market Fund	1,379	980	7,010	7,409	1		–
	$7,995	$4,900	$10,316	$13,566	$121		$(1,326)
International Equity Fund
PNC Government Money Market Fund	$95,914	$72,245	$124,876	$148,545	$40		$–
International Growth Fund
iShares MSCI Germany ETF	$24	$–	$–	$24	$–		$2
iShares MSCI Japan ETF	–	33	33	–	–		–
iShares MSCI Singapore ETF	–	–	33	31	–		(2)
PNC Government Money Market Fund	209	68	565	706	–	*	–
	$233	$101	$631	$761	$–	*	$– *
Large Cap Core Fund
PNC Government Money Market Fund	$627	$53	$4,019	$4,593	$–	*	$–
Large Cap Growth Fund
iShares Russell 1000 Growth ETF	$504	$1,040	$1,286	$781	$5		$–
PNC Government Money Market Fund	3,319	575	8,095	10,839	1		–
	$3,823	$1,615	$9,381	$11,620	$6		$–
Large Cap Value Fund
iShares Russell 1000 Value ETF	$1,280	$1,649	$261	$–	$16		$–
PNC Government Money Market Fund	914	1,156	16,195	15,953	2		–
	$2,194	$2,805	$16,456	$15,953	$18		$–
Mid Cap Index Fund
PNC Government Money Market Fund	$91	$121	$642	$612	$–	*	$–
Multi-Factor Small Cap Core Fund
PNC Government Money Market Fund	$7,545	$15,359	$60,255	$52,441	$5		$–
Multi-Factor Small Cap Growth Fund
PNC Government Money Market Fund	$4,569	$2,461	$22,955	$25,063	$2		$–
Multi-Factor Small Cap Value Fund
PNC Government Money Market Fund	$2,911	$1,819	$2,358	$3,450	$–	*	$–
S&P 500 Index Fund
BlackRock	$488	$389	$–	$103	$6		$7
PNC Government Money Market Fund	2,539	1,033	7,311	8,817	1		–
PNC Financial Services Group	516	471	–	128	5		6
	$3,543	$1,893	$7,311	$9,048	$12		$13
Small Cap Fund
PNC Government Money Market Fund	$101,738	$82,046	$177,410	$197,102	$24		$–
Small Cap Index Fund
iShares Russell 2000 ETF	$198	$1,504	$9,605	$8,341	$1		$(51)
PNC Government Money Market Fund	69	142	766	693	–	*	–
	$267	$1,646	$10,371	$9,034	$1		$(51)

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Value of	Value of
	Affiliated	Affiliated				Realized Gain (Loss)
	Investments	Investments		Sales	Income Distributions from	on Affiliated
	at 05/31/16	at 11/30/16	Purchases	Proceeds	Affiliated Investments	Investments Sold
	(000)	(000)	(000)	(000)	(000)	(000)
Bond Fund
PNC Government Money Market Fund	$ 1,665	$ 527	$ 9,487	$ 10,625	$ 1	$ –
Government Mortgage Fund
PNC Government Money Market Fund	$ 769	$ 814	$ 9,454	$ 9,409	$ 1	$ –
High Yield Bond Fund
PNC Government Money Market Fund	$ 207	$ 633	$ 5,026	$ 4,600	$ 1	$ –
Intermediate Bond Fund
PNC Government Money Market Fund	$ 7,683	$ 3,267	$ 66,256	$ 70,672	$ 3	$ –
Limited Maturity Bond Fund
PNC Government Money Market Fund	$ 2,872	$ 2,572	$ 77,228	$ 77,528	$ 3	$ –
Total Return Advantage Fund
PNC Government Money Market Fund	$ 4,716	$ 954	$ 23,022	$ 26,784	$ 2	$ –
Ultra Short Bond Fund
PNC Government Money Market Fund	$ 2,897	$ 1,404	$157,752	$ 159,245	$ 9	$ –
*Amount represents less than $500.

4. Custodian, Distribution/12b-1 Fees and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for Advantage. The Custodian fees for U.S. securities for the Trust (excluding the Target Date Funds) and Advantage are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage and 0.001% of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage in excess of $10 billion. The Custodian fees are allocated to the Trust (excluding the Target Date Funds) and Advantage based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives market-specific fees relating to foreign custody of non-U.S. securities and other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

For the Target Date Funds, The Bank of New York Mellon receives a base fee in addition to other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Distribution/12b-1 Fees

For its services to the Trust, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser.

Pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1”), the Trust has adopted a distribution plan for Class A Shares (the “A Shares Plan”), a distribution plan for Class C Shares (the “C Shares Plan”), and a distribution plan for Class T Shares (the “T Shares Plan”), which permit the Funds to bear certain expenses in connection with the distribution of Class A Shares, Class C Shares, and Class T Shares, respectively. Payments to the Underwriter under the plans may be used to pay for any eligible distribution or marketing expense or shareholder services, including to reimburse the Adviser for certain up-front payments and/or finder’s fees paid by the Adviser to financial intermediaries in connection with the sale of shares of the Funds.

Pursuant to the A Shares Plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than the Distribution (12b-1) fees stated in the table below for Class A Shares of each Fund. This commitment, which may be terminated by the Board at any time, continues through September 28, 2017, at which time the Board will consider whether to renew, revise or discontinue it.

Pursuant to the C Shares Plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class C Shares. During low yield environments, a portion of these fees may be voluntarily waived by the Underwriter in order to maintain a minimum yield for the Fund class.

The T Shares Plan provides that the Funds may compensate the Underwriter from Class T Share assets for distribution of Class T Shares in an amount not to exceed 0.50% per annum of the average daily net assets of the Funds’ Class T Shares. Under the T Shares Plan, the Funds may incur expenses primarily intended to result in the sale of their shares or associated with the provision of services to shareholders of Class T Shares.

For the six-month period ended November 30, 2016, the 12b-1 fee accrual rates were as shown in the following table:

	Class A	Annual Rate Class C	Class T

Retirement Income Fund	N/A	N/A	0.500%

Target 2020 Fund	N/A	N/A	0.500%

Target 2030 Fund	N/A	N/A	0.500%

Target 2040 Fund	N/A	N/A	0.500%

Target 2050 Fund	N/A	N/A	0.500%

Balanced Allocation Fund	0.040%	0.750%	0.500%

International Equity Fund	0.050%	0.750%	N/A

International Growth Fund	0.010%	N/A	N/A

Large Cap Core Fund	0.050%*	0.750%	N/A

Large Cap Growth Fund	0.050%	0.750%	N/A

Large Cap Value Fund	0.050%	0.750%	N/A

Multi-Factor Small Cap Core Fund	0.050%	0.750%	N/A

Multi-Factor Small Cap Growth Fund	0.050%	0.750%	N/A

Multi-Factor Small Cap Value Fund	0.050%	0.750%	N/A

S&P 500 Index Fund	0.000%	0.750%	N/A

Small Cap Fund	0.000%**	0.750%	N/A

Bond Fund	0.030%	0.750%	N/A

Government Mortgage Fund	0.030%	0.750%	N/A

High Yield Bond Fund	0.010%	N/A	N/A

Intermediate Bond Fund	0.030%	0.750%	N/A

Limited Maturity Bond Fund	0.030%	0.750%***	N/A

Total Return Advantage Fund	0.030%	0.750%	N/A

Ultra Short Bond Fund	0.030%	N/A	N/A

Intermediate Tax Exempt Bond Fund	0.030%	0.750%	N/A

Maryland Tax Exempt Bond Fund	0.030%	0.750%	N/A

Ohio Intermediate Tax Exempt Bond Fund	0.030%	0.750%	N/A

Tax Exempt Limited Maturity Bond Fund	0.030%	N/A	N/A

*	The Board approved an increase in 12b-1 fees to 0.050% for the Class A Shares of the Large Cap Core Fund effective September 28, 2016. Prior to the increase, the fee rate was 0.030%.

**	The Underwriter voluntarily agreed to waive 12b-1 fees to 0.000% for the Class A Shares of the Small Cap Fund effective when the Fund closed to new investors on July 5, 2016. The Board approved the reduction on September 28, 2016. Prior to the decrease, the fee rate was 0.050%.

***	The Underwriter voluntarily agreed to waive 12b-1 fees, as applicable, and the Adviser agreed to reimburse shareholder services fees, as applicable during the period, to the extent necessary to maintain a minimum net distribution yield of at least 0.01% for the Class C Shares of the Limited Maturity Bond Fund.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

5. Investments

During the six-month period ended November 30, 2016, the cost of purchases and proceeds from sales of investments, maturities and paydowns, other than short-term investments, were:

	Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term U.S. Government Obligations
	Purchases	Sales	Purchases	Sales
	(000)	(000)	(000)	(000)
Retirement Income Fund	$ 109	$ 18	$ –	$ –

Target 2020 Fund	57	345	–	–

Target 2030 Fund	1,597	275	–	–

Target 2040 Fund	327	137	–	–

Target 2050 Fund	219	84	–	–

Balanced Allocation Fund	13,803	38,502	11,216	12,452

International Equity Fund	137,789	107,061	–	–

International Growth Fund	1,062	889	–	–

Large Cap Core Fund	7,275	13,413	–	–

Large Cap Growth Fund	36,160	44,905	–	–

Large Cap Value Fund	50,331	56,983	–	–

Mid Cap Index Fund	1,009	970	–	–

Multi-Factor Small Cap Core Fund	132,033	81,979	–	–

Multi-Factor Small Cap Growth Fund	63,863	52,297	–	–

Multi-Factor Small Cap Value Fund	14,273	14,390	–	–

S&P 500 Index Fund	6,147	18,708	–	–

Small Cap Fund	144,362	186,682	–	–

Small Cap Index Fund	10,064	18,595	–	–

Bond Fund	9,655	22,464	39,509	44,143

Government Mortgage Fund	5,889	5,708	2,292	2,891

High Yield Bond Fund	2,002	7,117	–	–

Intermediate Bond Fund	55,259	64,183	83,757	136,011

Limited Maturity Bond Fund	74,638	56,069	117,636	112,305

Total Return Advantage Fund	21,467	29,968	42,120	41,910

Ultra Short Bond Fund	94,702	60,630	164,644	175,377

Intermediate Tax Exempt Bond	12,177	12,451	–	–

Maryland Tax Exempt Bond	1,311	4,587	–	–

Ohio Intermediate Tax Exempt Bond	1,162	1,994	–	–

Tax Exempt Limited Maturity Bond	24,200	20,964	–	–

6. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six-month period ended November 30, 2016 and for each Fund’s open tax years (years ended May 31, 2013 through May 31, 2016), with the exception of the Mid Cap Index and the Small Cap Index Funds which commenced operations on December 30, 2013 and PNC International Growth Fund which commenced operations on February 29, 2016, and has concluded that no provision for income tax is required in each Fund’s financial statements.

The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate components of net assets in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2016:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gains (Losses)	Paid-in Capital
	(000)	(000)	(000)
Retirement Income Fund	$1	$(1)	$–
Target 2020 Fund	2	(2)	–
Target 2030 Fund	(11)	11	–
Target 2040 Fund	(9)	9	–
Target 2050 Fund	(2)	2	–
Balanced Allocation Fund	78	(78)	–
International Equity Fund	1,762	(1,762)	–
International Growth Fund	–*	–*	–
Large Cap Growth Fund	–*	–*	–*
Mid Cap Index Fund	–*	–*	–
Multi-Factor Small Cap Core Fund	32	(32)	–
Multi-Factor Small Cap Growth Fund	132	(59)	(73)
Multi-Factor Small Cap Value Fund	97	(97)	–
S&P 500 Index Fund	(68)	(190)	258
Small Cap Fund	1,234	–*	(1,234)
Small Cap Index Fund	–*	–*	–
Bond Fund	175	(351)	176
Government Mortgage Fund	333	(333)	–
High Yield Bond Fund	2	(134)	132
Intermediate Bond Fund	20	(175)	155
Limited Maturity Bond Fund	225	(225)	–*
Total Return Advantage Fund	370	(370)	–
Ultra Short Bond Fund	301	(301)	–
Maryland Tax Exempt Bond Fund	–*	–*	–
Ohio Intermediate Tax Exempt Bond Fund	(2)	(133)	135
*Amount represents less than $500.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2016, capital loss carryforwards that were utilized to offset capital gains were as follows:

Fund	(000)

Large Cap Core Fund	$1,692
Large Cap Growth Fund	9,355
Large Cap Value Fund	7,391
Multi-Factor Small Cap Growth Fund	449
Multi-Factor Small Cap Value Fund	1,184
Limited Maturity Bond Fund	224
Maryland Tax Exempt Bond Fund	64
Tax Exempt Limited Maturity Bond Fund	193

At May 31, 2016, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2017	2018	2019	Indefinite	Total

International Equity Fund(1)	$9,532	$5,673	$–	$19,097	$34,302
Large Cap Core Fund	–	26,538	–	–	26,538
Large Cap Growth Fund	–	18,121	–	–	18,121
Large Cap Value Fund	28,676	44,150	–	–	72,826
Multi-Factor Small Cap Core Fund	–	–	–	1,154	1,154
Multi-Factor Small Cap Growth Fund(2)	449	–	–	–	449
Multi-Factor Small Cap Value Fund	24,156	24,328	–	–	48,484
Small Cap Fund(1)	2,471	–	–	433	2,904
Government Mortgage Fund	–	61	–	299	360
High Yield Bond Fund	–	–	–	346	346
Total Return Advantage Fund	–	2,173	–	699	2,872
Ultra Short Bond Fund	–	–	1,002	4,588	5,590
Tax Exempt Limited Maturity Bond Fund	–	–	–	87	87

(1)	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with its respective PNC Fund on February 1, 2010.
(2)	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with the Allegiant Multi-Factor Mid Cap Growth Fund on July 24, 2009.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short-term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards, which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

7. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds.

	Class I		Class T
	Six-Month		Six-Month
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	11/30/16	05/31/16	11/30/16	05/31/16
Retirement Income Fund
Shares issued	11	362	–	–
Shares reinvested	2	9	–	–
Shares redeemed	(9)	(252)	–	–

Net increase	4	119	–	–

Target 2020 Fund
Shares issued	31	617	–	–*
Shares reinvested	–	15	–	–
Shares redeemed	(71)	(188)	–*	–

Net increase (decrease)	(40)	444	–*	–*

Target 2030 Fund
Shares issued	129	473	–	–
Shares reinvested	–	21	–	–
Shares redeemed	(18)	(56)	–	–

Net increase	111	438	–	–

Target 2040 Fund
Shares issued	39	138	–	–*
Shares reinvested	–	18	–	–*
Shares redeemed	(27)	(59)	–	–

Net increase	12	97	–	–*

Target 2050 Fund
Shares issued	30	65	–*	–
Shares reinvested	–	32	–	–
Shares redeemed	(14)	(92)	–	–*

Net increase	16	5	–*	–*

* Amount represents less than $500.

	Class I		Class A		Class C		Class R4		Class R5		Class T
	Six-Month		Six-Month		Six-Month		Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/16	05/31/16	11/30/16	5/31/16	11/30/16	5/31/16	11/30/16	5/31/16	11/30/16	5/31/16	11/30/16	5/31/16

Balanced Allocation Fund
Shares issued	45	171	8	32	2	1	N/A	N/A	N/A	N/A	–	–*
Shares reinvested	64	246	10	43	–*	2	N/A	N/A	N/A	N/A	–*	–
Shares redeemed	(2,281)	(544)	(57)	(75)	(1)	(5)	N/A	N/A	N/A	N/A	–	–

Net increase (decrease)	(2,172)	(127)	(39)	–	1	(2)	N/A	N/A	N/A	N/A	–*	–*

International Equity Fund
Shares issued	3,226	13,352	572	1,292	21	81	N/A	N/A	N/A	N/A	N/A	N/A
Share reinvested	–	431	–	19	–	2	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(2,508)	(2,993)	(233)	(420)	(38)	(37)	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease)	718	10,790	339	891	(17)	46	N/A	N/A	N/A	N/A	N/A	N/A

P N C Fu n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0,  2 0 1 6  ( U n a u d i t e d )

	Class I		Class A		Class C		Class R4		Class R5		Class T
	Six-Month Period Ended 11/30/16	Year Ended 05/31/16	Six-Month Period Ended 11/30/16	Year Ended 5/31/16	Six-Month Period Ended 11/30/16	Year Ended 5/31/16	Six-Month Period Ended 11/30/16	Year Ended 5/31/16	Six-Month Period Ended 11/30/16	Year Ended 5/31/16	Six-Month Period Ended 11/30/16	Year Ended 5/31/16
International Growth Fund (1)
Shares issued	– *	300	1	2	–	–	N/A	N/A	N/A	N/A	N/A	N/A
Share reinvested	3	–	– *	–	–	–	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	–	–	– *	–	–	–	N/A	N/A	N/A	N/A	N/A	N/A

Net increase	3	300	1	2	–	–	N/A	N/A	N/A	N/A	N/A	N/A

Large Cap Core Fund
Shares issued	26	229	2	188	– *	11	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	4	10	1	2	– *	– *	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(347)	(168)	(55)	(138)	(2)	(11)	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease)	(317)	71	(52)	52	(2)	– *	N/A	N/A	N/A	N/A	N/A	N/A

Large Cap Growth Fund
Shares issued	52	234	231	546	1	12	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	–	9	–	3	–	–	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(502)	(606)	(100)	(112)	(12)	(24)	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease)	(450)	(363)	131	437	(11)	(12)	N/A	N/A	N/A	N/A	N/A	N/A

Large Cap Value Fund
Shares issued	64	401	711	959	1	1	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	14	32	11	15	– *	– *	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(548)	(930)	(541)	(426)	– *	(2)	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease)	(470)	(497)	181	548	1	(1)	N/A	N/A	N/A	N/A	N/A	N/A

Mid Cap Index Fund
Shares issued	33	41	N/A	N/A	N/A	N/A	10	218	N/A	N/A	N/A	N/A
Shares reinvested	1	9	N/A	N/A	N/A	N/A	1	4	N/A	N/A	N/A	N/A
Shares redeemed	(37)	(182)	N/A	N/A	N/A	N/A	(7)	(33)	N/A	N/A	N/A	N/A

Net increase (decrease)	(3)	(132)	N/A	N/A	N/A	N/A	4	189	N/A	N/A	N/A	N/A

Multi-Factor Small Cap Core Fund
Shares issued	2,890	3,666	786	2,296	1	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	–	6	–	2	–	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(674)	(1,034)	(556)	(1,446)	–	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase	2,216	2,638	230	852	1	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Multi-Factor Small Cap Growth Fund
Shares issued	923	1,979	358	947	68	367	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	–	27	–	30	–	5	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(424)	(323)	(329)	(208)	(51)	(34)	N/A	N/A	N/A	N/A	N/A	N/A

Net increase	499	1,683	29	769	17	338	N/A	N/A	N/A	N/A	N/A	N/A

Multi-Factor Small Cap Value Fund
Shares issued	64	167	26	42	– *	43	N/A	N/A	N/A	N/A	N/A	N/A
Shares reinvested	–	8	–	12	–	1	N/A	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(69)	(246)	(40)	(114)	(18)	(34)	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease)	(5)	(71)	(14)	(60)	(18)	10	N/A	N/A	N/A	N/A	N/A	N/A

	Class I		Class A		Class C		Class R4		Class R5			Class T
	Six-Month Period Ended 11/30/16	Year Ended 05/31/16	Six-Month Period Ended 11/30/16	Year Ended 5/31/16	Six-Month Period Ended 11/30/16	Year Ended 5/31/16	Six-Month Period Ended 11/30/16	Year Ended 5/31/16	Six-Month Period Ended 11/30/16		Year Ended 5/31/16	Six-Month Period Ended 11/30/16	Year Ended 5/31/16
S&P 500 Index Fund
Shares issued	240	888	90	218	36	94	25	110	15		23	N/A	N/A
Shares reinvested	61	244	9	36	2	13	3	10	–	*	1	N/A	N/A
Shares redeemed	(842)	(2,956)	(363)	(270)	(46)	(181)	(40)	(50)	(4)		(1)	N/A	N/A

Net increase (decrease)	(541)	(1,824)	(264)	(16)	(8)	(74)	(12)	70	11		23	N/A	N/A

Small Cap Fund
Shares issued	6,677	32,946	654	1,507	34	626	N/A	N/A	N/A		N/A	N/A	N/A
Shares reinvested	–	282	–	30	–	10	N/A	N/A	N/A		N/A	N/A	N/A
Shares redeemed	(7,460)	(8,691)	(1,313)	(1,452)	(266)	(168)	N/A	N/A	N/A		N/A	N/A	N/A

Net increase (decrease)	(783)	24,537	(659)	85	(232)	468	N/A	N/A	N/A		N/A	N/A	N/A

Small Cap Index Fund
Shares issued	18	742	N/A	N/A	N/A	N/A	10	138	N/A		N/A	N/A	N/A
Shares reinvested	3	19	N/A	N/A	N/A	N/A	– *	2	N/A		N/A	N/A	N/A
Shares redeemed	(827)	(466)	N/A	N/A	N/A	N/A	(9)	(34)	N/A		N/A	N/A	N/A

Net increase (decrease)	(806)	295	N/A	N/A	N/A	N/A	1	106	N/A		N/A	N/A	N/A

(1)	Commenced operations on February 29, 2016.

*	Amount represents less than $500.

	Class I		Class A		Class C
	Six-Month Period Ended 11/30/16	Year Ended 05/31/16	Six-Month Period Ended 11/30/16	Year Ended 05/31/16	Six-Month Period Ended 11/30/16		Year Ended 05/31/16
Bond Fund
Shares issued	323	1,771	1	3	–	*	2
Shares reinvested	40	206	2	6	–	*	–	*
Shares redeemed	(2,643)	(7,804)	(9)	(32)	(3)		(3)

Net decrease	(2,280)	(5,827)	(6)	(23)	(3)		(–	)*

Government Mortgage Fund
Shares issued	476	493	10	16	–	*	2
Shares reinvested	20	44	4	8	–	*	1
Shares redeemed	(511)	(1,329)	(42)	(84)	(8)		(50)

Net decrease	(15)	(792)	(28)	(60)	(8)		(47)

High Yield Bond Fund
Shares issued	32	177	8	283	N/A		N/A
Shares reinvested	20	81	4	4	N/A		N/A
Shares redeemed	(299)	(1,126)	(277)	(42)	N/A		N/A

Net increase (decrease)	(247)	(868)	(265)	245	N/A		N/A

Intermediate Bond Fund
Shares issued	651	1,779	5	28	12		12
Shares reinvested	96	281	2	5	–	*	–	*
Shares redeemed	(6,365)	(5,568)	(26)	(55)	(5)		(12)

Net increase (decrease)	(5,618)	(3,508)	(19)	(22)	7		–	*

P N C Fu n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  30,  2 0 1 6  ( U n a u d i t e d )

	Class I		Class A		Class C
	Six-Month Period Ended 11/30/16	Year Ended 05/31/16	Six-Month Period Ended 11/30/16	Year Ended 05/31/16	Six-Month Period Ended 11/30/16		Year Ended 05/31/16
Limited Maturity Bond Fund
Shares issued	9,903	8,769	9	220	–	*	3
Shares reinvested	82	146	1	2	–	*	– *
Shares redeemed	(7,118)	(12,289)	(415)	(180)	(3)		(15)

Net increase (decrease)	2,867	(3,374)	(405)	42	(3)		(12)

Total Return Advantage Fund
Shares issued	221	1,006	400	826	2		27
Shares reinvested	58	147	11	13	–	*	– *
Shares redeemed	(1,999)	(3,030)	(131)	(119)	(8)		(34)

Net increase (decrease)	(1,720)	(1,877)	280	720	(6)		(7)

Ultra Short Bond Fund
Shares issued	17,477	21,936	10	– *	N/A		N/A
Shares reinvested	83	91	– *	– *	N/A		N/A
Shares redeemed	(12,147)	(25,305)	(7)	(27)	N/A		N/A

Net increase (decrease)	5,413	(3,278)	3	(27)	N/A		N/A

Intermediate Tax Exempt Bond Fund
Shares issued	546	1,135	2	21	1		4
Shares reinvested	7	15	2	5	–	*	– *
Shares redeemed	(673)	(936)	(3)	(23)	(5)		(13)

Net increase (decrease)	(120)	214	1	3	(4)		(9)

Maryland Tax Exempt Bond Fund
Shares issued	104	183	2	–	–		– *
Shares reinvested	2	5	– *	– *	–	*	– *
Shares redeemed	(307)	(605)	(2)	(9)	–		(3)

Net increase (decrease)	(201)	(417)	– *	(9)	–	*	(3)

Ohio Intermediate Tax Exempt Bond Fund
Shares issued	17	181	– *	6	19		–
Shares reinvested	2	8	3	10	–	*	1
Shares redeemed	(207)	(647)	(14)	(50)	(1)		– *

Net increase (decrease)	(188)	(458)	(11)	(34)	18		– *

Tax Exempt Limited Maturity Municipal Bond Fund
Shares issued	1,704	3,595	–	1	N/A		N/A
Shares reinvested	7	16	– *	– *	N/A		N/A
Shares redeemed	(1,354)	(3,828)	(3)	(21)	N/A		N/A

Net increase (decrease)	357	(217)	(3)	(20)	N/A		N/A

8. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Some countries in which certain of the Target Date, Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Each Target Date Fund, Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Target Date, Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

MarylandTax Exempt Bond and Ohio Intermediate Tax Exempt Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. Intermediate Tax Exempt Bond follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Tax Exempt Bond Funds.

The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

9. Securities Lending

To generate additional income, the Target Date Funds, Equity Funds and Fixed Income Funds (the “Lending Funds”) may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”) with Brown Brothers Harriman & Co. (“BBH”), the securities lending agent. The Lending Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash as collateral equal at all times to at least 102% of the market value plus accrued interest of the domestic securities loaned and 105% of the market value plus accrued interest on the international securities loaned. The Lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Lending Funds and the securities lending agent on the basis of agreed upon contractual terms.

There may be risks of delay in recovery of the securities, loss of value in the collateral provided by the borrower or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. In addition, the Lending Funds benefit from a borrower default indemnity provided by BBH. BBH’s indemnity allows for full replacement of the securities loaned in the event of borrower default if the collateral received from the borrower does not cover the value on the securities loaned. If BBH determines that a full replacement of the securities loaned is commercially impracticable, BBH shall, in lieu of effecting a full replacement, pay to the affected Lending Fund(s) an amount equal to the market value of the loaned securities determined at the close of business on the date of the default event. Loans are subject to termination by the Lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

The following table presents the amounts payable for collateral received for loaned securities, as presented in the Lending Funds’ Statements of Assets and Liabilities, by the class of securities on loan.

	Common Stocks (000)	Foreign Common Stocks (000)	Corporate Bonds (000)	Master Limited Partnerships (000)	Total Payable for Cash Collateral Received (000)
International Equity Fund	–	36,404	–	–	36,404
Multi-Factor Small Cap Core Fund	2,867	–	–	79	2,946
Multi-Factor Small Cap Growth Fund	2,987	–	–	–	2,987
Multi-Factor Small Cap Value Fund	2,008	–	–	–	2,008
S&P 500 Index Fund	85	–	–	–	85
Small Cap Fund	35,385	–	–	–	35,385
Intermediate Bond Fund	–	–	1,566	–	1,566

10. Borrowing Arrangements

Line of Credit

As of June 1, 2016, select Funds (“Participants”) within the Trust participate in an unsecured credit agreement (“Agreement”) with The Bank of New York Mellon (the “Bank”) which expires May 31, 2017. Under the Agreement the Participants may borrow up to an aggregate amount of $25,000,000 from the revolving line of credit (“LOC”) provided by the Bank. The purpose of this agreement is to mitigate risks associated with large redemptions and other liquidity events. The agreement includes the following Participants: High Yield Bond Fund, Intermediate Tax Exempt Bond Fund, International Equity Fund, Maryland Tax Exempt Bond Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, Ohio Intermediate Tax Exempt Bond Fund, Retirement Income Fund, Small Cap Fund, Small Cap Index Fund, Target 2020 Fund, Target 2030 Fund, Target 2040 Fund, Target 2050 Fund, and Tax Exempt Limited Maturity Bond Fund.

The agreement requires payment by the Participants of an annual 0.10% commitment fee, in addition to a one-time start-up fee of 0.03% and out-of-pocket legal fees. These fees are allocated across the Participants on the basis of each Participant’s weighted pro-rata share. All Participants are responsible for payment of any interest earned on amounts borrowed. Interest is charged at a rate of 1.00% plus the greater of (a) the Federal Funds Effective Rate, (b) 1 Month LIBOR, and (c) 0%. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Board.

As of November 30, 2016, none of the Participants had utilized the LOC.

InterFund Lending

The Trust and Advantage have received an exemptive order from the SEC that permits the Funds to lend money and borrow money for temporary purposes directly to and from another Fund or a series of Advantage pursuant to a master interfund lending agreement. The Money Market Funds do not participate in the interfund lending program as borrowing funds or lending funds. As of November 30, 2016, the Funds have not relied upon the interfund lending exemptive order.

11. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

12. Relevant Accounting Pronouncements

In August 2014, the FASB issued guidance requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The guidance is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

13. SEC Adopted Amendments

On October 13, 2016, the SEC adopted new and amended rules, as applicable, (the “Rules”) to (1) modernize and enhance the reporting and disclosure of information by registered investment companies, including mutual funds, (2) permit, but not require, an open-end fund to implement “swing pricing”, (3) require an open-end fund to establish liquidity risk management programs. The objectives of the Rules are to (1) enhance the quality of information available to investors and allow the SEC to more effectively collect and use data reported by funds, (2) provide a tool to mitigate potential dilution of fund shareholders, (3) promote investor protection by reducing the risk that funds will be unable to meet their redemption obligations and increase the transparency of fund liquidity and redemption practices. These Rules generally become effective in 2018. Management is currently evaluating the implications of the Rules and the impact on the Funds’ financial statement disclosures, if any.

14. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

On August 23, 2016, the Board approved plans of liquidation for PNC Mid Cap Index Fund and PNC Small Cap Index Fund. The liquidations occurred on December 30, 2016.

On November 30, 2016, the Board approved a plan of liquidation for PNC High Yield Bond Fund. The liquidation of PNC High Yield Bond Fund occurred at the close of business on January 20, 2017.

On December 9, 2016, PNC Balanced Allocation Fund purchased shares of PNC International Growth Fund in an exchange of securities (known as a subscription in-kind). The market value of the securities that were exchanged as of the close of business on the date of the subscription in-kind was $2,146,361.

On January 5, 2017, the Board approved changes to the fund names and investment strategies for PNC Large Cap Core Fund, PNC Large Cap Growth Fund, and PNC Large Cap Value Fund. The changes are expected to take place on or about March 31, 2017, at which point the funds will be renamed PNC Multi-Factor All Cap Fund, PNC Multi-Factor Large Cap Growth Fund, and PNC Multi-Factor Large Cap Value Fund, respectively. More information about these changes is available in the Funds’ prospectuses. You can find the Funds’ Prospectuses, Statements of Additional Information and other information about the Funds online at www.pncfunds.com.

T R U S T E E S ’   R E V I E W   A N D   A P P R O V A L   O F   A D V I S O R Y   A N D   S U B   A D V I S O R Y   A G R E E M E N T S

( U n a u d i t e d )

Approval of Advisory Agreement

At meetings held in June and August of 2016, the Trustees of PNC Funds (the “Trust”), each of whom is not an “interested person” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trust (collectively, the “Trustees” or the “Board”), met in person to consider the proposed renewal of the advisory agreements (“Advisory Agreements”) between the Trust and PNC Capital Advisors, LLC (the “Adviser”) for an additional one-year period, with respect to each of the PNC Funds (each, a “Fund,” and collectively, the “Funds”). The following summarizes the Trustees’ process of requesting and evaluating the information they believed to be reasonably necessary to determine whether to approve the renewal of each Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Before the June 2016 meeting, the Trustees, with the assistance of their independent counsel (“Independent Counsel”), compiled an information request and submitted the request to the Adviser. The Adviser provided a written response to that request in advance of the meeting. The process to review the Adviser’s response was divided into two meetings. At the first meeting in June, the Adviser addressed with the Trustees the materials that had been provided to the Trustees in response to their request for information and relating to the services it provides to the Funds, including a wide variety of services not expressly contemplated by the Advisory Agreements. At that meeting, the Trustees also had the opportunity to meet amongst themselves and with Independent Counsel to discuss and evaluate those materials and request any additional information they determined, in light of the legal advice furnished to them and their own business judgment, to be relevant for their evaluation before meeting a second time in August 2016 to consider whether to approve the renewal of the Advisory Agreements. Although the Advisory Agreements for all of the Funds were considered at the same Board meetings, the Trustees considered each Fund’s Advisory Agreement separately.

At the June 2016 meeting, the Trustees also discussed with Independent Counsel a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities, including those arising under applicable state and federal laws, relating to their consideration of the continuation of the Advisory Agreements. The extensive materials provided by the Adviser in connection with their request reflected Independent Counsel’s prior discussions with the Trustees concerning their responsibilities and information they indicated would be helpful to their review of each Advisory Agreement. These materials addressed, among other things:

●	the nature of the advisory services provided by the Adviser, including any actual or expected changes in services;

●	the assets of each Fund and the Adviser’s total assets under management;

●	the portfolio management personnel and their compensation structure;

●

the performance of the Funds managed by the Adviser compared to the performance of composites of other accounts managed by the Adviser using substantially similar investment policies (where applicable);

●

the performance of the Funds managed by the Adviser compared to their benchmarks (where applicable) and the performance of other peer funds managed by other advisers pursuant to substantially similar investment strategies;

●	the profitability of each Advisory Agreement to the Adviser;

●	other benefits the Adviser and its affiliates enjoy as a result of the Adviser’s relationship to the Funds;

●

the Adviser’s monitoring and other activities in respect of PNC International Equity Fund’s sub-adviser and the division of advisory fees in relation to the advisory and other non-administrative services performed by both the sub-adviser and Adviser in connection with the International Equity Fund;

●	the Adviser’s brokerage, trading, and soft dollar practices and the Funds’ securities lending practices;

●	each Fund’s contractual and net advisory fees and net operating expenses compared to those of peer groups derived based on recommendations from Barrington Partners;

●	the compliance program of the Adviser;

●	voluntary expense waivers, expense reimbursements and/or expense limitations in effect with respect to the Funds (where applicable);

●	the Adviser’s and its affiliates’ disaster recovery plans and cybersecurity program; and

●	the Adviser’s risk management and monitoring measures.

The materials provided by the Adviser included detailed information on a number of topics, including a discussion on a Fund-by-Fund basis of each Fund’s performance relative to its peer funds and its benchmark (where applicable) and the advisory fees charged by the Adviser versus each Fund’s peer group. The Trustees also considered information provided by the Adviser regarding the process for the peer group selection, including the involvement of a third-party consultant, Barrington Partners. The Trustees discussed various factors including, but not limited to, the resources the Adviser devotes to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s other clients with substantially similar investment strategies, if applicable. In that regard, the Trustees also considered information provided by the Adviser regarding differences in the services provided and the resources dedicated to those other accounts as compared to those provided and dedicated to the Funds as well as other considerations the Adviser provided that were relevant to the consideration of the differences in fees (where applicable). As part of this review, the Trustees specifically considered the fees charged to affiliates in relation to the advisory services provided and concluded that the services provided were not comparable to the services provided by the Adviser to the Funds, noting particularly that the affiliates may use multiple advisers for a single client mandate. The Trustees also considered, where applicable, the fee waivers and/or expense limitations in place for a Fund.

In their evaluation of the profitability information the Adviser provided, the Trustees considered the Adviser’s profitability in respect of each Fund both before and after consideration of any distribution-related expenses. The Trustees also considered the information the Adviser had presented regarding the cost allocation methodology the Adviser used in determining the profitability information presented. The Trustees also requested, received and evaluated additional information regarding how the profitability information presented would differ if certain other cost allocation methodologies were used. The Trustees also considered in evaluating the Adviser’s profitability, the profitability information presented for certain other asset managers who are required to make financial information publicly available. In evaluating that information, the Trustees noted, among other things, that the profitability information for those other managers was not presented on a fund-by-fund basis and might represent the profitability of a fund family with a mix of business significantly different from the Adviser’s. In evaluating the Funds’ advisory fees and PNC’s profitability in respect of each Fund, the Trustees also considered the significant investments the Adviser has made in the Funds and the entrepreneurial and other risks the Adviser bears by sponsoring the Funds.

The Trustees also considered the extent to which economies of scale achieved by the Adviser are shared with Fund shareholders. In that regard, the Trustees concluded that the Funds’ advisory fee schedules, the breakpoints in those schedules (with respect to PNC S&P 500 Index Fund), and the fee waivers and/or other expense limitation arrangements (where applicable) that may apply were appropriate and supported the renewal of the Advisory Agreements.

The Trustees also were informed by the Adviser that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser providing services to the Funds.

In advance of the Board meeting held in August 2016, the Trustees again met in an executive session with Independent Counsel and discussed the information provided in response to their supplemental information request. The Trustees also considered the additional information the Adviser provided to the Trustees as part of the August 2016 meeting, including measures the Adviser intended to take to improve the performance of certain of the Funds that had experienced recent relative underperformance as well as revised expense limitation arrangements that would apply to Class A Shares of PNC Large Cap Core Fund, PNC Mid Cap Fund and PNC Small Cap Fund. The Trustees also noted that they were being asked to approve the liquidation and termination of PNC Mid Cap Fund, PNC Mid Cap Index Fund and PNC Small Cap Index Fund and that the renewal of those Funds’ Advisory Agreements was necessary to the orderly liquidation of those Funds.

Based on their cumulative review, the Trustees concluded at their August 2016 meeting that the Adviser had the capabilities, resources and personnel necessary to serve as the investment adviser to each Fund. With respect to the advisory fees applicable to each Fund, the Trustees concluded such fees were fair and reasonable in each instance.

T R U S T E E S ’   R E V I E W   A N D   A P P R O V A L   O F   A D V I S O R Y   A N D   S U B   A D V I S O R Y   A G R E E M E N T S

( U n a u d i t e d )

Based on their evaluation of all material factors, including those described above, the Trustees concluded at their August 2016 meeting that the terms of the agreements remained reasonable and fair and voted to approve the renewal of each Advisory Agreement between the Trust, and the Adviser on behalf of each Fund for a one-year period commencing October 1, 2016, after a finding that the renewal of each Advisory Agreement was in the best interests of the relevant Fund and its shareholders.

Approval of Sub-Advisory Agreement for PNC International Equity Fund

At a meeting held on June 9-10, 2016, the Trustees met in person and voted to approve the renewal of the Sub-Advisory Agreement between the Adviser and Polaris Capital Management, LLC (the “Sub-Adviser”), on behalf of International Equity Fund (the “Fund”) for an additional one-year period commencing August 31, 2016.

The Trustees discussed with Independent Counsel a memorandum prepared by Independent Counsel relating to theTrustees’ responsibilities in considering the continuation of the Sub-Advisory Agreement. The Trustees discussed in detail the materials provided to the Trustees in response to a request for information and the report at the meeting from representatives of the Sub-Adviser on the nature of the sub-advisory services provided by the Sub-Adviser, including:

●	the personnel dedicated to performing services for the Sub-Adviser;

●	the research, due diligence and investment selection process utilized by the Sub-Adviser;

●

the performance of the portion of the Fund managed by the Sub-Adviser compared to its benchmark and the performance information for the Sub-Adviser’s other accounts managed pursuant to substantially similar investment strategies;

●	the contractual level of fees charged by the Sub-Adviser and a comparison of such fees to those charged to portfolios advised by the Sub-Adviser using substantially similar investment policies;

●	the profitability of the Sub-Adviser related to providing sub-advisory services to the Fund;

●	the operations, policies and procedures and compliance systems of the Sub-Adviser;

●	the Sub-Adviser’s disaster recovery plans and cybersecurity program; and

●	risk management and monitoring measures.

The Trustees discussed whether the continuance of the Sub-Advisory Agreement would be in the best interests of shareholders, based significantly on the nature and quality of the services provided by the Sub-Adviser and whether the terms of the Sub-Advisory Agreement were reasonable. In considering the nature and quality of the services, the Trustees considered the investment and business operations capabilities of the Sub-Adviser. In connection with this discussion, the Trustees considered the Adviser’s statements regarding the nature and quality of the Sub-Adviser’s services and the Adviser’s experience with the Sub-Adviser generally. Based on this review, the Trustees concluded that the Sub-Adviser had the capabilities, resources and personnel necessary to continue to serve as sub-adviser to the Fund.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees were informed by the Sub-Adviser there were no pending litigation or regulatory actions against the Sub-Adviser that would adversely affect or prohibit the Sub-Adviser’s services to the Fund. With respect to the sub-advisory fees, the Trustees noted that such fees remained the same and concluded such fees were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

R E S U L T S  O F  S H A R E H O L D E R  M E E T I N G S

At a special meeting of all series of the Trust and Advantage (the “Trusts”) (referred to here as the “Funds”) held on October 5, 2016 (and at a meeting adjourned to November 4, 2016 with respect to PNC Multi-Factor Small Cap Growth Fund), shareholders of the Funds voted on the following proposals:

Proposal 1.

	Number of Eligible Votes:
	For	Withheld
To elect eight Nominees, including two new Trustees, to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected.

Dorothy A. Berry	10,170,026,637	46,270,233

John G. Drosdick	10,170,449,117	45,847,752

Dale C. LaPorte	10,169,957,819	46,339,050

L. White Matthews, III	10,170,501,545	45,795,325

Edward D. Miller, M.D.	10,169,992,023	46,304,846

Stephen M. Todd	10,167,894,205	48,402,664

Maryann Bruce*	10,192,782,102	23,514,767

Mark Hancock*	10,192,328,217	23,968,653

*The new Trustees.

Shareholders of the Funds voted to approve the above proposal.

Proposal 2.*

	Number of Eligible Votes:
	For	Against	Abstain	Broker Non-Vote
Amendment of “fundamental” investment restriction on lending.

PNC Balanced Allocation Fund	3,841,133	3,773	15,976	529,838

PNC International Equity Fund	28,893,359	6,394	9,441	5,157,239

PNC International Growth Fund	301,857	–	–	–

PNC Large Cap Core Fund	1,216,335	15,256	–	172,540

PNC Large Cap Growth Fund	2,173,878	3,732	10,364	893,969

PNC Large Cap Value Fund	3,371,335	7,124	5,162	1,794,819

PNC Multi-Factor Small Cap Core Fund	4,914,152	48,501	57,671	2,129,001

PNC Multi-Factor Small Cap Growth Fund	1,950,229	70,859	47,230	715,908

PNC Multi-Factor Small Cap Value Fund	703,965	20,531	7,137	283,008

PNC Small Cap Fund	28,747,349	72,429	35,496	11,166,885

PNC Bond Fund	7,499,894	1,885	1,957	153,010

PNC Government Mortgage Fund	4,365,049	3,550	5,079	1,085,000

PNC High Yield Bond Fund	1,348,813	623	–	264,718

PNC Intermediate Bond Fund	22,567,005	194	–	400,191

PNC Limited Maturity Bond Fund	21,207,932	–	918	1,499,662

R E S U L T S  O F  S H A R E H O L D E R  M E E T I N G S

	Number of Eligible Votes:
	For	Against	Abstain	Broker Non-Vote

PNC Total Return Advantage Fund	14,008,217	5,205	1,454	1,243,317

PNC Ultra Short Bond Fund	28,431,557	–	5,187	381,111

PNC S&P 500 Index Fund	7,705,061	10,185	1,397	1,233,011

PNC Intermediate Tax Exempt Bond Fund	8,035,374	–	1,715	307,497

PNC Ohio Intermediate Tax Exempt Bond Fund	3,362,089	77,402	–	467,449

PNC Maryland Tax Exempt Bond Fund	3,939,426	2,664	3,642	69,883

PNC Tax Exempt Limited Maturity Bond Fund	12,366,726	–	12,358	132,149

PNC Government Money Market Fund	8,641,515,513	106,468,532	9,662,461	7,903,235

PNC Treasury Money Market	821,405,085	3,651,954	101,525	6,882,033

PNC Advantage Institutional Treasury Money Market Fund	366,359,458	8,948,270	88,538	–

* Proposal 2 was voted on by shareholders of the following Funds: PNC Balanced Allocation Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC Small Cap Fund, PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund, PNC Ultra Short Bond Fund, PNC S&P 500 Index Fund, PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund, PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.

Shareholders of the Funds voted to approve the above proposal.

Proposal 3.**

	Number of Eligible Votes:
	For	Against	Abstain	Broker Non-Vote
Amendment of “fundamental” investment restriction on borrowing.

PNC Balanced Allocation Fund	3,841,133	3,773	15,976	529,838

PNC International Equity Fund	28,893,562	9,956	5,676	5,157,239

PNC International Growth Fund	301,857	–	–	–

PNC Large Cap Core Fund	1,216,679	14,911	–	172,540

PNC Large Cap Growth Fund	2,174,291	3,319	10,364	893,969

PNC Large Cap Value Fund	3,371,154	7,000	5,467	1,794,819

PNC Multi-Factor Small Cap Core Fund	4,914,080	49,007	57,237	2,129,001

PNC Multi-Factor Small Cap Growth Fund	1,951,568	70,338	46,412	715,908

PNC Multi-Factor Small Cap Value Fund	702,267	21,217	8,149	283,008

PNC Small Cap Fund	28,745,867	72,940	36,467	11,166,885

PNC Bond Fund	7,499,894	1,885	1,957	153,010

PNC Government Mortgage Fund	4,365,318	2,693	5,667	1,085,000

	Number of Eligible Votes:
	For	Against	Abstain	Broker Non-Vote

PNC High Yield Bond Fund	1,348,813	623	–	264,718

PNC Intermediate Bond Fund	22,566,907	292	–	400,191

PNC Limited Maturity Bond Fund	21,207,448	–	1,402	1,499,662

PNC Total Return Advantage Fund	14,009,265	4,157	1,454	1,243,317

PNC Ultra Short Bond Fund	28,431,557	–	5,187	381,111

PNC S&P 500 Index Fund	7,705,219	9,524	1,900	1,233,011

PNC Intermediate Tax Exempt Bond Fund	8,035,374	–	1,715	307,497

PNC Maryland Tax Exempt Bond Fund	3,939,426	2,664	3,642	69,883

PNC Ohio Intermediate Tax Exempt Bond Fund	3,362,089	77,402	–	467,449

PNC Tax Exempt Limited Maturity Bond Fund	12,366,726	–	12,358	132,149

PNC Government Money Market Fund	8,641,512,999	106,470,534	9,662,974	7,903,235

PNC Treasury Money Market Fund	821,344,360	3,651,954	162,250	6,882,033

PNC Advantage Institutional Treasury Money Market Fund	366,359,458	8,948,270	88,538	–

** Proposal 3 was voted on by shareholders of the following Funds: PNC Balanced Allocation Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC Small Cap Fund, PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund, PNC Ultra Short Bond Fund, PNC S&P 500 Index Fund, PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund, PNC Government Money Market Fund, PNCTreasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.

Shareholders of the Funds voted to approve the above proposal.

P N C  F u n d s

P R O X Y  V O T I N G  A N D  Q U A R T E R L Y  S C H E D U L E S  O F  I N V E S T M E N T S

( U n a u d i t e d )

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting theTrust’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

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P N C  F u n d s

P N C  F U N D S  N O T I C E  O F  P R I V A C Y  P O L I C Y  &  P R A C T I C E S

( U n a u d i t e d )

The funds recognize and respect the privacy concerns and expectations of our customers(1). Federal law gives customers the right to limit some but not all sharing of customer information that we collect. Federal law also requires us to tell you how we collect, share and protect your personal information.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, date of birth, and information about a customer’s investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in a customer’s accounts; and

●	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information(2)

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

●	As Authorized – if you request or authorize the disclosure of the information.

●

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

●

Under Joint Agreements – the funds may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom the funds have joint marketing agreements, such as The PNC Financial Services Group, Inc. and its affiliates.

These third parties must agree to strict confidentiality provisions to assure the protection of your information.

Sharing of Customer Information

We do not share such customer information with affiliates or non-affiliates for use in their marketing activities.

Security of Customer Information

The funds require service providers to the funds:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds. If you have any questions concerning this Notice, or about the funds in general, please call: 1-800-622-3863 for PNC Funds.

(1)	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds’ shares.
(2)	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

www.foreside.com

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795 Providence, RI 02940-9795	PRESORTED STANDARD U.S. POSTAGE PAID BNY MELLON

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period, condensed for PNC Mid Cap Index and PNC S&P 500 Index, are included as part of the report to shareholders filed under Item 1 of this form. Complete Schedules of Investments for PNC Mid Cap Index and PNC S&P 500 Index, are included here.

P N C   M i d   C a p   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.0%
Consumer Discretionary — 11.3%
Aaron’s	238	$ 7
AMC Networks, Cl A*	252	14
American Eagle Outfitters	639	11
Big Lots	193	10
Brinker International	203	11
Brunswick	371	19
Buffalo Wild Wings*	71	12
Cabela’s*	147	9
Cable One	15	9
CalAtlantic Group	305	10
Carter’s	217	20
Cheesecake Factory	157	9
Chico’s FAS	482	7
Churchill Downs	44	7
Cinemark Holdings	373	15
Cracker Barrel Old Country Store	99	16
CST Brands	258	12
Dana Holding	482	8
Deckers Outdoor*	122	7
Dick’s Sporting Goods	305	18
Domino’s Pizza	158	27
Dunkin’ Brands Group	314	17
GameStop, Cl A	445	11
Gentex	1,078	20
Graham Holdings, Cl B	16	8
Helen of Troy (Bermuda)*	110	9
J.C. Penney*	1,170	11
Jack in the Box	118	12
John Wiley & Sons, Cl A	190	10
Kate Spade*	572	9
Live Nation Entertainment*	484	13
Meredith	157	9
Murphy USA*	139	10
New York Times, Cl A	496	6
NVR*	15	24
Office Depot	2,059	10
Panera Bread, Cl A*	92	20
Polaris Industries	252	22
Pool	160	16
Service Corporation International	752	20
Skechers USA, Cl A*	579	13
Sotheby’s*	170	7
Tempur Sealy International*	255	16
Texas Roadhouse	262	12
Thor Industries	160	16
Time	438	7
Toll Brothers*	583	17
TRI Pointe Group*	624	7
Tupperware Brands	191	11
Vista Outdoor*	280	11
Wendy’s	776	10
Williams-Sonoma	338	19

		661

Consumer Staples — 4.1%
Avon Products*	1,124	6
Boston Beer, Cl A*	39	7
Casey’s General Stores	150	18
Dean Foods	330	7
Edgewell Personal Care*	230	18
Energizer Holdings	230	10

	Number of Shares	Value (000)

Flowers Foods	768	$ 12
Hain Celestial Group*	511	20
Ingredion	267	31
Lancaster Colony	69	9
Post Holdings*	249	19
Snyder’s-Lance	281	10
Sprouts Farmers Market*	533	11
TreeHouse Foods*	226	16
United Natural Foods*	188	9
WhiteWave Foods*	647	36

		239

Energy — 3.9%
CONSOL Energy	780	16
Dril-Quip*	163	9
Energen*	344	21
Ensco PLC, Cl A (United Kingdom)	1,222	12
Gulfport Energy*	545	14
HollyFrontier	681	20
Nabors Industries (Bermuda)	859	14
Noble PLC (United Kingdom)	1,213	8
Oceaneering International	440	12
Oil States International*	203	7
Patterson-UTI Energy	482	13
QEP Resources*	953	19
Rowan PLC, Cl A (United Kingdom)*	503	9
SM Energy	226	9
Superior Energy Services	667	11
Western Refining	229	8
World Fuel Services	289	13
WPX Energy*	906	14

		229

Financials — 15.4%
Alleghany*	58	33
American Financial Group	259	21
Aspen Insurance Holdings (Bermuda)	216	11
Associated Banc	536	12
BancorpSouth	308	9
Bank of Hawaii	150	12
Bank of the Ozarks	328	16
Brown & Brown	430	19
Cathay General Bancorp	275	10
CBOE Holdings	319	22
CNO Financial Group	719	13
Commerce Bancshares	316	17
Cullen	180	15
East West Bancorp	489	23
Eaton Vance	441	18
Endurance Specialty Holdings (Bermuda)	167	15
Everest Re Group (Bermuda)	144	30
FactSet Research Systems	156	25
Federated Investors, Cl B	403	11
First American Financial	425	16
First Horizon National	845	16
FNB	741	11
Fulton Financial	600	11
Genworth Financial, Cl A*	1,713	7
Hancock Holding	254	10
Hanover Insurance Group	167	14
International Bancshares	195	8
Janus Capital Group	584	8

See Notes to Financial Statements.

1

P N C   M i d   C a p   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Kemper	165	$ 7
MarketAxess Holdings	141	23
Mercury General	117	7
MSCI	343	27
New York Community Bancorp	1,873	30
Old Republic International	1,003	18
PacWest Bancorp	401	20
Primerica	181	13
PrivateBancorp	277	13
Prosperity Bancshares	232	15
Raymond James Financial	421	30
Reinsurance Group of America	220	27
RenaissanceRe Holdings (Bermuda)	150	20
SEI Investments	517	24
Signature Bank*	204	31
SLM*	1,513	15
Stifel Financial*	232	12
SVB Financial Group*	163	26
Synovus Financial	455	18
TCF Financial	612	11
Trustmark	236	8
Umpqua Holdings	828	15
Valley National Bancorp	787	9
W.R. Berkley	372	23
Washington Federal	309	10
Webster Financial	315	16

		901

Healthcare — 7.6%
ABIOMED*	159	18
Akorn*	368	8
Align Technology*	279	26
Allscripts Healthcare Solutions*	747	8
Amsurg*	245	17
Bio-Rad Laboratories, Cl A*	73	13
Bio-Techne	144	15
Catalent*	419	10
Charles River Laboratories International*	190	14
Halyard Health*	174	6
Hill-Rom Holdings	204	11
IDEXX Laboratories*	318	37
LifePoint Health*	162	9
LivaNova PLC (United Kingdom)*	154	7
MEDNAX*	372	24
Molina Healthcare*	156	8
Owens & Minor	249	8
PAREXEL International*	225	13
Prestige Brands Holdings*	226	11
ResMed	550	34
STERIS PLC (United Kingdom)	332	22
Teleflex	195	29
Tenet Healthcare*	469	7
United Therapeutics*	167	21
VCA*	335	21
WellCare Health Plans*	153	21
West Pharmaceutical Services	285	23

		441

Industrials — 14.4%
A.O. Smith	556	27
AECOM*	637	23

	Number of Shares	Value (000)

AGCO	252	$ 14
B/E Aerospace	308	19
Carlisle	242	27
CEB	142	8
CLARCOR	176	12
Clean Harbors*	209	11
Copart*	351	19
Crane	163	12
Curtiss-Wright	157	16
Deluxe	196	13
Donaldson	450	18
EMCOR Group	203	14
Esterline Technologies*	99	9
FTI Consulting*	166	7
GATX	152	8
Genesee & Wyoming, Cl A*	201	15
Graco	206	17
Granite Construction	154	9
Herman Miller	253	8
HNI	202	11
Hubbell	193	22
Huntington Ingalls Industries	176	31
IDEX	283	27
ITT	328	13
JetBlue Airways*	1,191	24
Joy Global	348	10
KBR	538	9
Kennametal	259	9
Kirby*	207	13
KLX*	193	8
Landstar System	153	12
Lennox International	148	22
Lincoln Electric Holdings	220	17
ManpowerGroup	238	20
MSA Safety	113	7
MSC Industrial Direct, Cl A	176	16
Nordson	176	19
NOW*	363	8
Old Dominion Freight Line*	226	20
Orbital ATK	244	21
Oshkosh	261	18
Regal-Beloit	165	12
Rollins	325	10
Teledyne Technologies*	125	16
Terex	408	12
Timken	253	10
Toro	394	21
Trinity Industries	587	16
Triumph Group	245	7
Valmont Industries	86	13
Wabtec	329	28
Watsco	98	15
Woodward	201	14

		837

Information Technology — 16.4%
3D Systems*	403	6
ACI Worldwide*	449	8
Acxiom*	283	8
Advanced Micro Devices*	1,978	18
ANSYS*	321	30
ARRIS International PLC (United Kingdom)*	631	18

See Notes to Financial Statements.

2

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Arrow Electronics*	349	$ 24
Avnet	468	21
Belden	150	11
Broadridge Financial Solutions	451	29
Brocade Communications Systems	1,741	21
Cadence Design Systems*	1,104	29
CDK Global	584	34
Ciena*	515	11
Cognex	278	17
CommVault Systems*	147	8
Computer Sciences	460	28
Convergys	342	9
CoreLogic*	300	11
Cree*	402	10
Cypress Semiconductor	1,259	14
Diebold	271	6
DST Systems	143	15
Fair Isaac	116	13
Fortinet*	577	17
Gartner*	340	35
Ingram Micro, Cl A*	526	20
Integrated Device Technology*	504	12
InterDigital	110	9
Intersil, Cl A	337	7
IPG Photonics*	117	11
j2 Global	160	12
Jabil Circuit	650	14
Jack Henry & Associates	311	27
Keysight Technologies*	565	21
Leidos Holdings	290	15
Manhattan Associates*	310	16
MAXIMUS	261	14
Mentor Graphics	286	10
Microsemi*	381	21
National Instruments	381	11
NCR*	407	16
NetScout Systems*	344	11
Plantronics	112	6
PTC*	360	18
Science Applications International	132	11
Silicon Laboratories*	124	8
Synaptics*	132	7
SYNNEX	104	12
Synopsys*	529	32
Tech Data*	130	11
Teradyne	658	16
Trimble Navigation*	894	25
Tyler Technologies*	119	18
Ultimate Software Group*	105	22
VeriFone Systems*	510	9
Versum Materials*	402	10
ViaSat*	167	12
Vishay Intertechnology	485	7
WebMD Health*	176	9
WEX*	118	13
Zebra Technologies, Cl A*	182	14

		958

Materials — 7.4%
Allegheny Technologies	471	8
AptarGroup	246	18

	Number of Shares	Value (000)

Ashland Global Holdings	234	$ 26
Bemis	365	18
Cabot	220	11
Carpenter Technology	194	7
Commercial Metals	134	3
Compass Minerals International	126	10
Domtar	237	9
Eagle Materials	177	17
Louisiana-Pacific*	563	11
Minerals Technologies	120	10
NewMarket	38	16
Olin	595	16
Packaging Corporation of America	312	27
PolyOne	369	12
Reliance Steel & Aluminum	286	23
Royal Gold	272	19
RPM International	532	28
Scotts Miracle-Gro, Cl A	144	13
Sensient Technologies	164	13
Silgan Holdings	149	7
Sonoco Products	375	20
Steel Dynamics	838	30
United States Steel	575	19
Valspar	291	30
Worthington Industries	158	9

		430

Real Estate Investment Trusts — 11.2%
Alexander & Baldwin REIT	156	7
Alexandria Real Estate Equities REIT	283	31
American Campus Communities REIT	469	22
Camden Property Trust REIT	340	27
Care Capital Properties REIT	321	8
Communications Sales & Leasing REIT*	521	13
CoreCivic REIT	978	22
Corporate Office Properties Trust REIT	354	10
DCT Industrial Trust REIT	331	15
Douglas Emmett REIT	526	19
Duke Realty REIT	1,349	34
Education Realty Trust REIT	270	11
EPR Properties REIT	252	18
Equity One REIT	364	11
First Industrial Realty Trust REIT	466	12
Healthcare Realty Trust REIT	448	13
Highwoods Properties REIT	378	18
Hospitality Properties Trust REIT	632	18
Jones Lang LaSalle REIT	194	20
Kilroy Realty REIT	331	24
Lamar Advertising, Cl A REIT	312	21
LaSalle Hotel Properties REIT	445	12
Liberty Property Trust REIT	546	22
Life Storage REIT	186	15
Mack-Cali Realty REIT	335	9
Medical Properties Trust REIT	970	12
Mid-America Apartment Communities REIT	310	28
National Retail Properties REIT	579	25
Omega Healthcare Investors REIT	683	20
Post Properties REIT	199	13
Rayonier REIT	457	12
Regency Centers REIT	411	27
Senior Housing Properties Trust REIT	906	16
Tanger Factory Outlet Centers REIT	397	14

See Notes to Financial Statements.

3

P N C   M i d   C a p   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Real Estate Investment Trusts — continued
Taubman Centers REIT	232	$ 17
Urban Edge Properties REIT	377	10
Washington Prime Group REIT	771	8
Weingarten Realty Investors REIT	468	17

		651

Telecommunication Services — 0.2%
Telephone & Data Systems	379	10

Utilities — 5.1%
Aqua America	717	21
Atmos Energy	400	29
Black Hills	193	11
Great Plains Energy	615	16
Hawaiian Electric Industries	420	13
IDACORP	185	14
MDU Resources Group	681	19
National Fuel Gas	336	19
New Jersey Resources	337	12
OGE Energy	749	24
ONE Gas	201	12
PNM Resources	303	10
Southwest Gas	169	13
UGI	632	28
Vectren	311	15
Westar Energy	511	29
WGL Holdings	199	14

		299

Total Common Stocks (Cost $4,745)		5,656

	Number of Shares	Value (000)
EXCHANGE-TRADED FUND — 1.1%
SPDR® S&P MidCap 400® ETF Trust	226	$ 67

Total Exchange-Traded Fund
(Cost $62)		67

MONEY MARKET FUND — 2.1%
PNC Government Money Market Fund, Class I Shares 0.240%† (A)	121,004	121

Total Money Market Fund (Cost $121)		121

TOTAL INVESTMENTS — 100.2% (Cost $4,928)**		5,844

Other Assets & Liabilities – (0.2)%		(13)

TOTAL NET ASSETS — 100.0%		$5,831

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $5,117.

Gross unrealized appreciation (000)	$829
Gross unrealized depreciation (000)	(102)

Net unrealized appreciation (000)	$727

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$5,656	$–	$–	$5,656

Exchange-Traded Fund	67	–	–	67

Money Market Fund	121	–	–	121

Total Assets - Investments in Securities	$5,844	$–	$–	$5,844

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

4

P N C   S & P   5 0 0   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 99.1%
Consumer Discretionary — 12.3%
Advance Auto Parts	651	$ 110
Amazon.com*	3,391	2,545
AutoNation*	572	26
AutoZone*	255	200
Bed Bath & Beyond	1,350	60
Best Buy	2,391	109
BorgWarner	1,741	62
CarMax*	1,655	96
Carnival (Panama)	3,704	190
CBS, Cl B	3,520	214
Charter Communications, Cl A*	1,880	518
Chipotle Mexican Grill*	257	102
Coach	2,460	90
Comcast, Cl A	20,473	1,423
D.R. Horton	2,909	81
Darden Restaurants	1,108	81
Delphi Automotive PLC (Jersey)	2,345	150
Discovery Communications, Cl A*	1,332	36
Discovery Communications, Cl C*	1,960	52
Dollar General	2,192	169
Dollar Tree*	2,009	177
Expedia	1,046	130
Foot Locker	1,158	83
Ford Motor	34,771	416
Gap	1,868	47
Garmin (Switzerland)	992	52
General Motors	12,315	425
Genuine Parts	1,300	125
Global Payments	1,288	88
Goodyear Tire & Rubber	2,194	67
H&R Block	1,887	42
Hanesbrands	3,275	76
Harley-Davidson	1,553	95
Harman International Industries	598	65
Hasbro	986	84
Home Depot	10,663	1,380
Interpublic Group	3,459	83
Kohl’s	1,566	84
L Brands	2,096	147
Leggett & Platt	1,162	56
Lennar, Cl A	1,626	69
LKQ*	2,637	87
Lowe’s	7,598	536
Macy’s	2,621	111
Marriott International, Cl A	2,767	218
Mattel	2,996	95
McDonald’s	7,347	876
Michael Kors Holdings (Virgin Islands)*	1,467	68
Mohawk Industries*	542	107
Netflix*	3,689	432
Newell Brands	4,106	193
News, Cl A	3,316	38
News, Cl B	1,049	13
NIKE, Cl B	11,731	587
Nordstrom	963	54
Omnicom Group	2,041	177
O’Reilly Automotive*	835	229
Priceline Group*	419	630
PulteGroup	2,674	50
PVH	695	74
Ralph Lauren	493	52

	Number of Shares	Value (000)

Ross Stores	3,412	$ 231
Royal Caribbean Cruises (Liberia)	1,469	119
Scripps Networks Interactive, Cl A	819	57
Signet Jewelers (Bermuda)	658	60
Staples	5,603	54
Starbucks	12,751	739
Target	4,991	385
TEGNA	1,863	42
Tiffany	885	73
Time Warner	6,852	629
TJX	5,667	444
Tractor Supply	1,169	88
TripAdvisor*	1,015	49
Twenty-First Century Fox, Cl A	9,223	259
Twenty-First Century Fox, Cl B	4,223	118
Ulta Salon Cosmetics & Fragrance*	519	135
Under Armour, Cl A*#	1,588	49
Under Armour, Cl C*	1,622	42
Urban Outfitters*	763	24
VF	3,008	164
Viacom, Cl B	2,988	112
Walt Disney	12,914	1,280
Whirlpool	664	108
Wyndham Worldwide	939	68
Wynn Resorts	660	67
Yum! Brands	3,188	202

		20,330

Consumer Staples — 9.2%
Altria Group	17,109	1,094
Archer-Daniels-Midland	5,036	218
Brown-Forman, Cl B	1,585	72
Campbell Soup	1,683	96
Church & Dwight	2,237	98
Clorox	1,133	131
Coca-Cola	33,792	1,363
Colgate-Palmolive	7,742	505
Conagra Brands	3,660	134
Constellation Brands, Cl A	1,496	226
Costco Wholesale	3,769	566
Coty	597	11
CVS Health	9,373	721
Dr Pepper Snapple Group	1,612	140
Estee Lauder, Cl A	1,925	149
General Mills	5,207	317
Hershey	1,223	118
Hormel Foods	2,345	80
J.M. Smucker	1,005	127
Kellogg	2,194	158
Kimberly-Clark	3,132	362
Kraft Heinz	5,140	420
Kroger	8,190	264
Lamb Weston Holdings*	1,220	41
McCormick	996	91
Mead Johnson Nutrition	1,610	116
Molson Coors Brewing, Cl B	1,571	154
Mondelez International, Cl A	13,453	555
Monster Beverage*	3,474	155
PepsiCo	12,437	1,245
Philip Morris International	13,409	1,184
Procter & Gamble	22,992	1,896
Reynolds American	7,243	392

See Notes to Financial Statements.

1

P N C   S & P   5 0 0   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Sysco	4,447	$ 237
Tyson Foods, Cl A	2,584	147
Walgreens Boots Alliance	7,529	638
Wal-Mart Stores	13,039	918
Whole Foods Market	2,728	83

		15,222

Energy — 7.5%
Anadarko Petroleum	4,501	311
Apache	3,240	214
Baker Hughes	3,665	236
Cabot Oil & Gas	4,080	90
Chesapeake Energy*	5,790	41
Chevron	16,430	1,833
Cimarex Energy	823	113
Concho Resources*	1,231	176
ConocoPhillips	11,058	537
Devon Energy	4,590	222
EOG Resources	4,770	489
EQT	1,505	105
Exxon Mobil	36,196	3,160
FMC Technologies*	1,968	67
Halliburton	7,385	392
Helmerich & Payne	931	70
Hess	2,402	134
Kinder Morgan	16,965	377
Marathon Oil	7,425	134
Marathon Petroleum	4,477	211
Murphy Oil	1,423	48
National Oilwell Varco	3,311	124
Newfield Exploration*	1,769	80
Noble Energy	3,836	146
Occidental Petroleum	6,772	483
ONEOK	1,838	101
Phillips 66	3,783	314
Pioneer Natural Resources	1,465	280
Range Resources	1,724	61
Schlumberger (Curacao)	12,166	1,023
Southwestern Energy*	4,334	49
Spectra Energy	6,008	246
Tesoro	1,033	84
Transocean (Switzerland)*	3,006	39
Valero Energy	3,960	244
Williams	5,935	182

		12,416

Financials — 15.4%
Affiliated Managers Group*	463	69
Aflac	3,544	253
Allstate	3,242	227
American Express	6,820	491
American International Group	8,809	558
Ameriprise Financial	1,384	158
Aon PLC (United Kingdom)	2,300	262
Arthur J Gallagher	1,530	77
Assurant	528	46
Bank of America	89,225	1,884
BB&T	7,035	318
Berkshire Hathaway, Cl B*	16,499	2,598
BlackRock†	1,049	389
BNY Mellon	9,281	440

	Number of Shares	Value (000)

Capital One Financial	4,425	$ 372
Charles Schwab	10,326	399
Chubb (Switzerland)	4,066	521
Cincinnati Financial	1,304	100
Citigroup	25,236	1,423
Citizens Financial Group	4,553	153
CME Group	2,912	329
Comerica	1,496	95
Discover Financial Services	3,538	240
E*TRADE Financial*	2,252	78
Fifth Third Bancorp	6,576	171
Franklin Resources	3,017	118
Goldman Sachs Group	3,264	716
Hartford Financial Services Group	3,341	157
Huntington Bancshares	9,548	119
Intercontinental Exchange	5,183	287
Invesco (Bermuda)	3,550	111
JPMorgan Chase	31,429	2,520
KeyCorp	9,393	163
Legg Mason	794	25
Leucadia National	2,816	62
Lincoln National	2,008	129
Loews	2,425	108
M&T Bank	1,373	198
Marsh & McLennan	4,498	312
MetLife	9,462	521
Moody’s	1,439	145
Morgan Stanley	12,632	522
Nasdaq	989	63
Navient	2,757	48
Northern Trust	1,839	151
People’s United Financial	2,722	51
PNC Financial Services Group†	4,263	471
Principal Financial Group	2,306	133
Progressive	5,065	169
Prudential Financial	3,734	376
Regions Financial	10,917	148
S&P Global	2,264	269
State Street	3,140	247
SunTrust Banks	4,338	225
Synchrony Financial	6,821	236
T. Rowe Price Group	2,151	159
Torchmark	966	68
Travelers	2,497	283
U.S. Bancorp	14,086	699
Unum Group	2,020	85
Visa, Cl A	16,418	1,269
Wells Fargo	40,272	2,131
Willis Towers Watson PLC (Ireland)	1,112	138
XL Group (Bermuda)	2,390	86
Zions Bancorporation	1,782	71

		25,440

Healthcare — 13.4%
Abbott Laboratories	12,662	482
AbbVie	14,192	863
Aetna	3,045	398
Agilent Technologies	2,803	123
Alexion Pharmaceuticals*	1,910	234
Allergan PLC (Ireland)	3,363	653
AmerisourceBergen	1,595	124
Amgen	6,396	922

See Notes to Financial Statements.

2

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Anthem	2,298	$ 328
Baxter International	4,113	183
Becton Dickinson	1,803	305
Biogen*	1,876	552
Boston Scientific*	11,678	239
Bristol-Myers Squibb	14,466	816
C.R. Bard	608	128
Cardinal Health	2,831	201
Celgene*	6,579	780
Centene*	1,478	85
Cerner*	2,585	129
Cigna	2,217	299
Cooper	420	69
DaVita HealthCare Partners*	1,439	91
DENTSPLY SIRONA	2,008	117
Edwards Lifesciences*	1,812	150
Eli Lilly	8,430	566
Endo International PLC (Ireland)*	1,698	27
Express Scripts Holding*	5,527	419
Gilead Sciences	11,387	839
HCA Holdings*	2,600	184
Henry Schein*	702	105
Hologic*	2,395	92
Humana	1,306	278
Illumina*	1,242	165
Intuitive Surgical*	330	212
Johnson & Johnson	23,639	2,631
Laboratory Corporation of America Holdings*	882	111
Mallinckrodt PLC (Ireland)*	917	48
McKesson	2,047	294
Medtronic PLC (Ireland)	11,928	871
Merck	23,881	1,461
Mettler-Toledo International*	228	94
Mylan NV (Netherlands)*	3,953	145
Patterson	715	28
PerkinElmer	931	47
Perrigo PLC (Ireland)	1,243	107
Pfizer	52,711	1,694
Quest Diagnostics	1,200	105
Regeneron Pharmaceuticals*	638	242
St. Jude Medical	2,466	195
Stryker	2,636	300
Thermo Fisher Scientific	3,325	466
UnitedHealth Group	8,198	1,298
Universal Health Services, Cl B	780	96
Varian Medical Systems*	801	72
Vertex Pharmaceuticals*	2,209	180
Waters*	693	93
Zimmer Biomet Holdings	1,724	176
Zoetis	4,280	216

		22,128

Industrials — 10.7%
3M	5,252	902
Acuity Brands	375	94
Alaska Air Group	1,096	90
Allegion PLC (Ireland)	833	56
American Airlines Group	4,739	220
AMETEK	2,039	97
Arconic	3,842	74
Boeing	5,096	767

	Number of Shares	Value (000)

C.H. Robinson Worldwide	1,251	$ 94
Caterpillar	4,981	476
Cintas	736	84
CSX	8,063	289
Cummins	1,327	188
Danaher	5,300	414
Deere	2,504	251
Delta Air Lines	6,570	317
Dover	1,349	98
Dun & Bradstreet	315	38
Eaton PLC (Ireland)	3,970	264
Emerson Electric	5,568	314
Equifax	1,017	116
Expeditors International of Washington	1,579	83
Fastenal	2,495	118
FedEx	2,133	409
Flowserve	1,119	53
Fluor	1,220	65
Fortive	2,596	143
Fortune Brands Home & Security	1,349	74
General Dynamics	2,474	434
General Electric	78,365	2,410
Honeywell International	6,420	731
Illinois Tool Works	2,744	343
Ingersoll-Rand PLC (Ireland)	2,246	167
J.B. Hunt Transport Services	745	71
Jacobs Engineering Group*	1,058	66
Johnson Controls International PLC (Ireland)	8,332	375
Kansas City Southern	943	84
L-3 Communications Holdings	669	106
Lockheed Martin	2,366	628
Masco	2,829	90
Nielsen Holdings PLC (United Kingdom)	2,893	125
Norfolk Southern	2,537	270
Northrop Grumman	1,533	383
PACCAR	3,024	188
Parker-Hannifin	1,150	160
Pentair PLC (Ireland)	1,447	83
Pitney Bowes	1,613	23
Quanta Services*	1,313	44
Raytheon	2,561	383
Republic Services	2,020	112
Robert Half International	1,140	51
Rockwell Automation	1,115	149
Rockwell Collins	1,128	105
Roper Technologies	879	159
Ryder System	453	35
Snap-on	500	84
Southwest Airlines	5,427	253
Stanley Black & Decker	1,292	153
Stericycle*	744	54
Textron	2,372	109
TransDigm Group*	432	109
Union Pacific	7,220	732
United Continental Holdings*	2,553	176
United Parcel Service, Cl B	6,012	697
United Rentals*	729	74
United Technologies	6,757	728
Verisk Analytics*	1,375	114
W.W. Grainger	471	109
Waste Management	3,537	246

See Notes to Financial Statements.

3

P N C   S & P   5 0 0   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 6   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Xylem	1,537	$ 79

		17,680

Information Technology — 19.5%
Accenture PLC, Cl A (Ireland)	5,416	647
Activision Blizzard	5,789	212
Adobe Systems*	4,306	443
Akamai Technologies*	1,536	102
Alliance Data Systems	505	116
Alphabet, Cl A*	2,529	1,962
Alphabet, Cl C*	2,535	1,922
Amphenol, Cl A	2,639	180
Analog Devices	2,586	192
Apple	43,869	4,848
Applied Materials	9,179	296
Autodesk*	1,662	121
Automatic Data Processing	3,939	378
Broadcom	3,297	562
CA	2,710	87
Cisco Systems	43,487	1,297
Citrix Systems*	1,349	117
Cognizant Technology Solutions, Cl A*	5,377	296
Corning	8,942	215
CSRA	1,289	41
eBay*	9,130	254
Electronic Arts*	2,543	202
F5 Networks*	566	80
Facebook, Cl A*	20,066	2,376
Fidelity National Information Services	2,859	221
First Solar*	690	21
Fiserv*	1,904	199
FLIR Systems	1,192	43
Harris	1,076	111
Hewlett Packard	13,848	330
HP	14,581	225
Intel	40,162	1,394
International Business Machines	7,588	1,231
Intuit	2,075	236
Juniper Networks	3,279	90
KLA-Tencor	1,520	121
Lam Research	1,369	145
Linear Technology	2,067	129
Mastercard, Cl A	8,350	853
Microchip Technology	1,835	121
Micron Technology*	8,687	170
Microsoft	67,134	4,045
Motorola Solutions	1,454	117
NetApp	2,407	88
NVIDIA	4,453	411
Oracle	25,793	1,037
Paychex	2,773	163
PayPal Holdings*	9,550	375
Qorvo*	1,063	57
QUALCOMM	12,586	857
Red Hat*	1,551	123
salesforce.com*	5,540	399
Seagate Technology PLC (Ireland)	2,580	103
Skyworks Solutions	1,471	113
Symantec	5,326	130
TE Connectivity (Switzerland)	3,046	206
Teradata*	1,115	30

	Number of Shares	Value (000)

Texas Instruments	8,519	$ 630
Total System Services	1,448	71
VeriSign*	790	62
Western Digital	2,435	155
Western Union	4,303	90
Xerox	7,402	69
Xilinx	2,166	117
Yahoo!*	7,467	306

		32,340

Materials — 2.9%
Air Products & Chemicals	1,901	275
Albemarle	965	85
Alcoa	1,288	37
Avery Dennison	761	55
Ball	1,497	112
CF Industries Holdings	2,025	58
Dow Chemical	9,670	539
E.I. du Pont de Nemours	7,566	557
Eastman Chemical	1,276	96
Ecolab	2,277	266
FMC	1,104	62
Freeport-McMoRan*	11,053	170
International Flavors & Fragrances	693	84
International Paper	3,544	173
LyondellBasell Industries NV, Cl A (Netherlands)	2,891	261
Martin Marietta Materials	556	122
Monsanto	3,882	399
Mosaic	3,115	88
Newmont Mining	4,602	149
Nucor	2,798	174
Owens-Illinois*	1,351	25
PPG Industries	2,319	222
Praxair	2,480	298
Sealed Air	1,681	77
Sherwin-Williams	692	186
Vulcan Materials	1,161	146
WestRock	2,194	112

		4,828

Real Estate Investment Trusts — 2.7%
American Tower REIT	3,675	376
Apartment Investment & Management, Cl A REIT	1,349	57
AvalonBay Communities REIT	1,166	192
Boston Properties REIT	1,341	166
CBRE Group REIT, Cl A*	2,580	75
Crown Castle International REIT	2,955	247
Digital Realty Trust REIT	1,284	119
Equinix REIT	610	207
Equity Residential REIT	3,105	186
Essex Property Trust REIT	563	122
Extra Space Storage REIT	1,073	75
Federal Realty Investment Trust REIT	615	86
General Growth Properties REIT	4,991	127
HCP REIT	4,065	120
Host Hotels & Resorts REIT	6,439	115
Iron Mountain REIT	2,131	70
Kimco Realty REIT	3,655	93
Macerich REIT	1,039	71
Prologis REIT	4,583	233
Public Storage REIT	1,299	272

See Notes to Financial Statements.

4

	Number of Shares	Value (000)
COMMON STOCKS — continued
Real Estate Investment Trusts — continued
Realty Income REIT	2,225	$ 123
Simon Property Group REIT	2,725	490
SL Green Realty REIT	875	92
UDR REIT	2,283	78
Ventas REIT	3,034	183
Vornado Realty Trust REIT	1,494	146
Welltower REIT	3,097	194
Weyerhaeuser REIT	6,495	200

		4,515

Telecommunication Services — 2.5%
AT&T	52,983	2,047
CenturyLink	4,840	114
Frontier Communications#	10,533	38
Level 3 Communications*	2,520	139
Verizon Communications	35,165	1,755

		4,093

Utilities — 3.0%
AES	5,671	65
Alliant Energy	1,950	70
Ameren	2,090	103
American Electric Power	4,252	251
American Water Works	1,534	111
CenterPoint Energy	3,718	89
CMS Energy	2,403	97
Consolidated Edison	2,605	182
Dominion Resources	5,386	395
DTE Energy	1,547	144
Duke Energy	5,984	441
Edison International	2,817	194
Entergy	1,544	106
Eversource Energy	2,756	142
Exelon	7,900	257
FirstEnergy	3,690	115
NextEra Energy	4,031	460
NiSource	2,758	60
NRG Energy	2,706	31
PG&E	4,273	251
Pinnacle West Capital	957	71
PPL	5,752	192
Public Service Enterprise Group	4,332	179
SCANA	1,222	86
Sempra Energy	2,122	212
Southern	8,496	398
WEC Energy Group	2,719	152
Xcel Energy	4,398	172

		5,026

Total Common Stocks (Cost $70,202)		164,018

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.6%
PNC Government Money Market Fund, Class I Shares 0.240%† (A)	967,895	$ 968

Total Money Market Fund (Cost $968)		968

Total Investments Before Short-Term Investments Purchased with Collateral from Securities Loaned – 99.7% (Cost $71,170)		164,986

SHORT-TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.1%
Affiliated Money Market Fund — 0.1%
PNC Government Money Market Fund, Class I Shares 0.240%† (A)	65,394	65

Money Market Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.300% (A)	19,731	20

Total Short-Term Investments Purchased With Collateral From Securities Loaned (Cost $85)‡		85

TOTAL INVESTMENTS — 99.8% (Cost $71,255)**		165,071

Other Assets & Liabilities – 0.2%		352

TOTAL NET ASSETS — 100.0%		$165,423

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $76,946.

Gross unrealized appreciation (000)	$89,542
Gross unrealized depreciation (000)	(1,417)

Net unrealized appreciation (000)	$88,125

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $83 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

5

P N C   S & P   5 0 0   I n d e x   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 6   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$164,018	$–	$–	$164,018

Money Market Fund	968	–	–	968

Short-Term Investments Purchased With Collateral From Securities Loaned	85	–	–	85

Total Assets - Investments in Securities	$165,071	$–	$–	$165,071

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value. As of November 30, 2016, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$85	$–	$85

Total Liabilities - Collateral Received for Loaned Securities	$–	$85	$–	$85

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

6

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	01/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	01/23/2017

By (Signature and Title)*	/s/ John Kernan
John Kernan, Vice President and Treasurer
(principal financial officer)

Date	01/23/2017

* Print the name and title of each signing officer under his or her signature.